UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman Sachs & Co. LLC 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: November 30, 2018

Item 1.	Schedule of Investments.

FINANCIAL SQUARE FEDERAL INSTRUMENTS FUND

Schedule of Investments

November 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Government Agency Obligations – 52.4%
Federal Farm Credit Bank (1 Mo. LIBOR - 0.09%)
$1,000,000	2.246	%(a)	03/28/19	$ 1,000,000
Federal Farm Credit Bank (3 Mo. LIBOR - 0.14%)
1,800,000	2.256	(a)	09/30/19	1,799,925
Federal Farm Credit Bank (3 Mo. LIBOR - 0.26%)
250,000	2.154	(a)	07/10/19	250,000
Federal Farm Credit Bank (3 Mo. U.S. T-Bill MMY + 0.07%)(a)
850,000	2.449		11/29/19	850,000
650,000	2.454		02/18/20	650,000
Federal Farm Credit Bank (3 Mo. U.S. T-Bill MMY + 0.08%)(a)
700,000	2.459		10/18/19	699,982
750,000	2.459		12/26/19	749,968
Federal Farm Credit Bank (3 Mo. U.S. T-Bill MMY + 0.09%)(a)
700,000	2.474		02/19/19	699,988
900,000	2.469		07/05/19	899,989
Federal Farm Credit Bank (Prime Rate - 2.88%)
1,000,000	2.370	(a)	05/07/20	999,886
Federal Farm Credit Bank (Prime Rate - 2.90%)
600,000	2.350	(a)	01/30/20	600,000
Federal Farm Credit Bank (Prime Rate - 2.96%)
200,000	2.290	(a)	03/13/20	199,808
Federal Farm Credit Bank (Prime Rate - 3.08%)(a)
250,000	2.170		06/27/19	249,993
1,600,000	2.170		07/17/19	1,599,900
Federal Farm Credit Bank (Prime Rate - 3.12%)
1,000,000	2.130	(a)	01/24/19	999,984
Federal Farm Credit Banks (FEDL01 + 0.11%)
800,000	2.310	(a)	08/13/20	799,864
Federal Farm Credit Banks (Prime Rate - 2.93%)
1,200,000	2.320	(a)	11/06/20	1,200,000
Federal Farm Credit Banks (Prime Rate - 2.98%)
300,000	2.270	(a)	11/12/20	299,711
Federal Home Loan Bank (1 Mo. LIBOR - 0.05%)
6,000,000	2.266	(a)	10/07/19	6,000,000
Federal Home Loan Bank (1 Mo. LIBOR - 0.08%)
14,000,000	2.223	(a)	03/19/19	14,000,000
Federal Home Loan Bank (1 Mo. LIBOR - 0.09%)
1,050,000	2.224	(a)	01/14/19	1,050,000
Federal Home Loan Bank (1 Mo. LIBOR - 0.10%)
5,900,000	2.208	(a)	04/18/19	5,900,000
Federal Home Loan Bank (3 Mo. LIBOR - 0.31%)(a)
7,200,000	2.024		03/12/19	7,200,000
4,200,000	2.024		03/13/19	4,200,000
7,200,000	2.024		03/15/19	7,200,000
1,800,000	2.056		03/22/19	1,800,000
750,000	2.063		03/25/19	750,000
Federal Home Loan Bank (3 Mo. LIBOR - 0.32%)(a)
3,600,000	2.033		03/21/19	3,600,000
7,300,000	2.053		03/25/19	7,300,000
7,000,000	2.061		03/27/19	7,000,000
Federal Home Loan Bank (3 Mo. U.S. T-Bill + 0.07%)
10,100,000	2.487	(a)	01/30/20	10,101,767
Federal Home Loan Bank Discount Notes
2,500,000	2.211		12/05/18	2,499,395
89,200,000	2.229		12/12/18	89,140,174
93,000,000	2.245		12/21/18	92,885,817
30,000,000	2.423		02/22/19	29,835,728
40,000,000	2.433		02/27/19	39,766,800
1,200,000	2.565		05/29/19	1,185,095

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$345,963,774

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Treasury Obligations – 49.3%
United States Treasury Bills
$2,500,000	2.234%		12/18/18	$ 2,497,403
700,000	2.295		12/26/18	698,901
50,350,000	2.305		12/26/18	50,270,629
100,000	2.272		01/02/19	99,801
2,500,000	2.274		01/02/19	2,495,033
500,000	2.173		01/03/19	499,026
25,000,000	2.217		01/03/19	24,950,156
600,000	2.254		01/03/19	598,782
100,000	2.335		01/22/19	99,668
200,000	2.350		01/22/19	199,333
2,500,000	2.354		02/14/19	2,487,969
20,000,000	2.240		02/21/19	19,900,461
500,000	2.269		02/21/19	497,477
100,000	2.329		02/21/19	99,482
100,000	2.341		02/21/19	99,478
500,000	2.402		02/21/19	497,318
800,000	2.353		03/14/19	794,667
700,000	2.380		03/28/19	694,696
1,300,000	2.406		04/04/19	1,289,500
100,000	2.410		04/04/19	99,191
200,000	2.411		04/04/19	198,381
300,000	2.420		04/04/19	297,561
500,000	2.425		04/04/19	495,927
300,000	2.426		04/04/19	297,556
100,000	2.429		04/04/19	99,184
100,000	2.438	(b)	04/04/19	99,192
200,000	2.443	(b)	04/04/19	198,367
100,000	2.444		04/04/19	99,177
100,000	2.442		04/11/19	99,134
200,000	2.446		04/11/19	198,264
200,000	2.457		04/11/19	198,257
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.00%)
15,900,000	2.384	(a)	01/31/20	15,904,177
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.03%)
1,200,000	2.417	(a)	04/30/20	1,200,463
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.06%)
31,200,000	2.444	(a)	07/31/19	31,223,164
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.07%)
21,200,000	2.454	(a)	04/30/19	21,210,681
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.14%)
70,200,000	2.524	(a)	01/31/19	70,224,888
United States Treasury Floating Rate Notes (3 Mo. U.S. T-Bill MMY + 0.05%)(a)
16,300,000	2.432		10/31/19	16,311,711
20,000,000	2.429		10/31/20	20,000,374
United States Treasury Notes
3,900,000	1.125	(b)	01/31/19	3,892,047
1,000,000	1.500		01/31/19	998,506
3,500,000	1.125		02/28/19	3,489,110
2,200,000	1.375		02/28/19	2,194,470
9,200,000	1.500	(b)	02/28/19	9,180,276
6,700,000	1.250		03/31/19	6,672,807
11,300,000	1.625		03/31/19	11,267,845

TOTAL U.S. TREASURY OBLIGATIONS				$324,920,490

TOTAL INVESTMENTS – 101.7%				$670,884,264

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.7)%				(11,037,256)

NET ASSETS – 100.0%				$659,847,008

FINANCIAL SQUARE FEDERAL INSTRUMENTS FUND

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on November 30, 2018.

(b) All or a portion represents a forward commitment.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
FEDL01	— US Federal Funds Effective Rate
LIBOR	— London Interbank Offered Rates
MMY	— Money Market Yield
Prime	— Federal Reserve Bank Prime Loan Rate US
T-Bill	— Treasury Bill

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments

November 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Government Agency Obligations – 23.7%
Federal Farm Credit Bank (1 Mo. LIBOR - 0.09%)
$148,000,000	2.246	%(a)	03/28/19	$ 148,000,000
Federal Farm Credit Bank (3 Mo. LIBOR - 0.14%)
246,500,000	2.256	(a)	09/30/19	246,489,763
Federal Farm Credit Bank (3 Mo. LIBOR - 0.26%)
24,500,000	2.154	(a)	07/10/19	24,500,000
Federal Farm Credit Bank (3 Mo. U.S. T-Bill MMY + 0.07%)(a)
198,700,000	2.449		11/20/19	198,694,244
98,500,000	2.449		11/29/19	98,500,000
98,700,000	2.454		02/18/20	98,700,000
Federal Farm Credit Bank (3 Mo. U.S. T-Bill MMY + 0.08%)(a)
120,500,000	2.459		10/18/19	120,496,821
98,600,000	2.459		12/26/19	98,595,815
Federal Farm Credit Bank (3 Mo. U.S. T-Bill MMY + 0.09%)(a)
98,500,000	2.474		02/19/19	98,498,271
118,700,000	2.469		07/05/19	118,698,594
Federal Farm Credit Bank (Prime Rate - 2.88%)
148,000,000	2.370	(a)	05/07/20	147,983,164
Federal Farm Credit Bank (Prime Rate - 2.90%)
88,800,000	2.350	(a)	01/30/20	88,800,000
Federal Farm Credit Bank (Prime Rate - 2.96%)
24,600,000	2.290	(a)	03/13/20	24,576,392
Federal Farm Credit Bank (Prime Rate - 3.08%)(a)
36,500,000	2.170		06/27/19	36,498,941
216,800,000	2.170		07/17/19	216,786,430
Federal Farm Credit Bank (Prime Rate - 3.12%)
123,000,000	2.130	(a)	01/24/19	122,997,990
Federal Farm Credit Banks (FEDL01 + 0.11%)
123,400,000	2.310	(a)	08/13/20	123,379,132
Federal Farm Credit Banks (Prime Rate - 2.93%)
197,600,000	2.320	(a)	11/06/20	197,600,000
Federal Farm Credit Banks (Prime Rate - 2.94%)
244,900,000	2.315	(a)	10/30/20	244,900,000
Federal Farm Credit Banks (Prime Rate - 2.95%)
24,300,000	2.300	(a)	04/30/20	24,300,000
Federal Farm Credit Banks (Prime Rate - 2.98%)
54,000,000	2.270	(a)	11/12/20	53,947,933
Federal Home Loan Bank (1 Mo. LIBOR - 0.05%)
988,000,000	2.266	(a)	10/07/19	988,000,000
Federal Home Loan Bank (1 Mo. LIBOR - 0.08%)
1,900,000,000	2.223	(a)	03/19/19	1,900,000,000
Federal Home Loan Bank (1 Mo. LIBOR - 0.09%)
147,750,000	2.224	(a)	01/14/19	147,750,000
Federal Home Loan Bank (1 Mo. LIBOR - 0.10%)
903,750,000	2.208	(a)	04/18/19	903,750,000
Federal Home Loan Bank (1 Mo. LIBOR - 0.11%)(a)
1,470,500,000	2.205		01/25/19	1,470,479,754
1,889,000,000	2.196		02/22/19	1,888,987,388
Federal Home Loan Bank (1 Mo. LIBOR - 0.12%)
248,300,000	2.191	(a)	01/22/19	248,295,962
Federal Home Loan Bank (3 Mo. LIBOR - 0.31%)(a)
986,600,000	2.024		03/12/19	986,600,000
566,900,000	2.024		03/13/19	566,900,000
949,300,000	2.024		03/15/19	949,300,000
224,000,000	2.056		03/22/19	224,000,000
98,500,000	2.063		03/25/19	98,500,000
Federal Home Loan Bank (3 Mo. LIBOR - 0.32%)(a)
493,500,000	2.033		03/21/19	493,500,000
986,800,000	2.053		03/25/19	986,800,000
987,000,000	2.061		03/27/19	987,000,000
Federal Home Loan Bank (3 Mo. LIBOR - 0.33%)(a)
745,500,000	2.080		01/07/19	745,500,000
995,000,000	2.090		01/11/19	995,000,000

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Government Agency Obligations – (continued)
Federal Home Loan Bank (3 Mo. U.S. T-Bill + 0.07%)
$1,755,000,000	2.487	%(a)	01/30/20	$ 1,755,306,969
Federal Home Loan Bank Discount Notes
28,930,000	2.200		12/03/18	28,926,464
993,500,000	2.394		02/25/19	987,851,401
993,500,000	2.432		03/01/19	987,578,740
182,600,000	2.565		05/29/19	180,331,996
Federal National Mortgage Association (SOFR + 0.08%)
974,000,000	2.320	(a)	01/30/19	974,000,000
Federal National Mortgage Association (SOFR + 0.12%)
994,000,000	2.360	(a)	07/30/19	994,000,000
Federal National Mortgage Association (SOFR + 0.16%)
124,250,000	2.400	(a)	01/30/20	124,250,000
Overseas Private Investment Corp. (3 Mo. U.S. T-Bill + 0.00%)(a)
414,442,594	2.350		12/07/18	414,442,593
332,324,567	2.360		12/07/18	332,324,567

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$ 23,892,319,324

U.S. Treasury Obligations – 24.2%
United States Treasury Bills
$356,800,000	2.136%		01/03/19	$ 356,118,066
30,700,000	2.139		01/03/19	30,641,184
162,900,000	2.146		01/03/19	162,586,417
279,400,000	2.151		01/03/19	278,860,874
40,000,000	2.156		01/03/19	39,922,633
160,600,000	2.157		01/03/19	160,289,373
280,670,000	2.168		01/03/19	280,124,565
136,700,000	2.173		01/03/19	136,433,720
208,100,000	2.217		01/03/19	207,685,101
2,500,000	2.335		01/22/19	2,491,713
90,500,000	2.350		01/22/19	90,198,032
1,927,624,000	2.235		02/14/19	1,918,852,165
140,600,000	2.376		02/14/19	139,917,504
2,440,300,000	2.240		02/21/19	2,428,112,736
138,600,000	2.269		02/21/19	137,900,725
23,000,000	2.329		02/21/19	22,880,815
15,700,000	2.341		02/21/19	15,618,107
653,500,000	2.402		02/21/19	649,994,517
64,000,000	2.353		03/14/19	63,559,643
1,984,000,000	2.380		03/28/19	1,969,022,504
854,000,000	2.406		04/04/19	847,102,052
31,700,000	2.410		04/04/19	31,443,406
90,700,000	2.411		04/04/19	89,965,834
177,000,000	2.420		04/04/19	175,561,186
169,500,000	2.426		04/04/19	168,119,234
36,700,000	2.429		04/04/19	36,400,406
112,600,000	2.438	(b)	04/04/19	111,689,911
128,900,000	2.443	(b)	04/04/19	127,842,598
199,400,000	2.444		04/04/19	197,758,495
13,300,000	2.442		04/11/19	13,184,815
166,800,000	2.457		04/11/19	165,346,315
68,700,000	2.524		05/23/19	67,887,851
1,739,650,000	2.541		05/30/19	1,718,121,831
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.04%)
3,000,000,500	2.427	(a)	07/31/20	2,999,634,736
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.05%)(a)
5,975,000,000	2.432		10/31/19	5,975,583,521
2,503,000,000	2.429		10/31/20	2,503,046,925
United States Treasury Notes
53,400,000	1.125		01/31/19	53,289,033

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Treasury Obligations – (continued)
United States Treasury Notes – (continued)
$56,900,000	1.500%		01/31/19	$ 56,814,479

TOTAL U.S. TREASURY OBLIGATIONS				$24,430,003,022

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$48,322,322,346

Repurchase Agreements(c) – 50.5%
Bank of Montreal
$425,000,000	2.220	%(d)	12/03/18	$ 425,000,000
Maturity Value: $425,812,459
Settlement Date: 11/02/18

Collateralized by U.S. Treasury Bills, 0.000%, due 12/06/18 to 08/15/19, U.S. Treasury Bonds, 2.250% to 4.250%, due 05/15/39 to 11/15/47, U.S. Treasury Inflation-Indexed Bonds, 0.750% to 3.375%, due 01/15/27 to 02/15/46, U.S. Treasury Inflation-Indexed Notes, 0.125% to 1.125%, due 01/15/21 to 01/15/28 and U.S. Treasury Notes, 0.875% to 2.750%, due 12/31/18 to 11/15/27. The aggregate market value of the collateral, including accrued interest, was $433,500,081.

215,000,000	2.400	(d)	12/07/18	215,000,000
Maturity Value: $216,261,334
Settlement Date: 11/23/18

Collateralized by U.S. Treasury Bills, 0.000%, due 12/11/18 to 09/12/19, a U.S. Treasury Bond, 2.500%, due 05/15/46, a U.S. Treasury Floating Rate Note, 2.454%, due 04/30/19, a U.S. Treasury Inflation-Indexed Bond, 1.000%, due 02/15/46, a U.S. Treasury Inflation-Indexed Note, 0.125%, due 07/15/22 and U.S. Treasury Notes, 1.500% to 2.875%, due 06/30/20 to 05/31/25. The aggregate market value of the collateral, including accrued interest, was $219,300,010.

425,000,000	2.400	(d)	12/07/18	425,000,000
Maturity Value: $427,521,668
Settlement Date: 11/14/18

Collateralized by U.S. Treasury Bills, 0.000%, due 12/06/18 to 09/12/19, U.S. Treasury Bonds, 2.750% to 3.625%, due 02/15/43 to 11/15/47, a U.S. Treasury Inflation-Indexed Note, 0.625%, due 07/15/21 and U.S. Treasury Notes, 1.000% to 3.625%, due 02/15/19 to 08/15/27. The aggregate market value of the collateral, including accrued interest, was $433,499,999.

BNP Paribas
364,400,000	2.300		12/03/18	364,400,000
Maturity Value: $364,469,843

Collateralized by Federal Home Loan Mortgage Corp., 4.500% to 6.000%, due 04/01/20 to 11/01/48, Federal National Mortgage Association, 3.000% to 7.500%, due 12/01/18 to 11/01/48, a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 11/15/42 and a U.S. Treasury Note, 1.625%, due 06/30/19. The aggregate market value of the collateral, including accrued interest, was $375,210,009.

1,050,000,000	2.300		12/03/18	1,050,000,000
Maturity Value: $1,050,201,250
Collateralized by a U.S. Treasury Note, 2.625%, due 07/15/21. The market value of the collateral, including accrued interest, was $1,071,000,000.
1,040,000,000	2.210	(d)	12/07/18	1,040,000,000

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(c) – (continued)
BNP Paribas – (continued)
Maturity Value: $1,045,362,934
Settlement Date: 09/27/18

Collateralized by U.S. Treasury Bills, 0.000%, due 12/26/18 to 03/28/19, U.S. Treasury Bonds, 2.750% to 8.125%, due 08/15/19 to 11/15/47, U.S. Treasury Inflation-Indexed Bonds, 0.625% to 2.375%, due 01/15/25 to 02/15/43, U.S. Treasury Inflation-Indexed Notes, 0.625% to 1.875%, due 07/15/19 to 07/15/21, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/21 to 02/15/47, U.S. Treasury Notes, 0.750% to 2.875%, due 12/31/18 to 05/15/28 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 11/15/23 to 08/15/47. The aggregate market value of the collateral, including accrued interest, was $1,060,799,999.

$1,366,500,000	2.220	%(d)	12/07/18	$ 1,366,500,000
Maturity Value: $1,373,578,474
Settlement Date: 09/27/18

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 7.000%, due 03/01/19 to 11/01/48, Federal National Mortgage Association, 0.000% to 7.500%, due 06/01/19 to 04/01/53, Government National Mortgage Association, 2.000% to 6.500%, due 12/15/23 to 11/20/48 and U.S. Treasury Notes, 1.750% to 2.625%, due 11/15/20 to 05/15/22. The aggregate market value of the collateral, including accrued interest, was $1,407,249,094.

680,000,000	2.400	(d)	12/07/18	680,000,000
Maturity Value: $684,170,669
Settlement Date: 11/27/18

Collateralized by U.S. Treasury Bills, 0.000%, due 12/06/18 to 05/02/19, U.S. Treasury Bonds, 2.750% to 8.125%, due 08/15/19 to 08/15/42, a U.S. Treasury Inflation-Indexed Bond, 2.375%, due 01/15/27, a U.S. Treasury Inflation-Indexed Note, 1.250%, due 07/15/20, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/20 to 08/15/47, U.S. Treasury Notes, 1.250% to 3.625%, due 08/15/19 to 11/30/25 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 08/15/28 to 08/15/47. The aggregate market value of the collateral, including accrued interest, was $693,599,997.

870,000,000	2.420	(d)	12/07/18	870,000,000
Maturity Value: $875,380,465
Settlement Date: 11/27/18

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to 7.000%, due 03/01/19 to 10/01/48, Federal National Mortgage Association, 2.000% to 6.500%, due 12/01/18 to 08/01/48 and Government National Mortgage Association, 3.000% to 7.000%, due 01/15/19 to 09/20/48. The aggregate market value of the collateral, including accrued interest, was $896,100,005.

BNP Paribas (Overnight MBS + 0.02%)
500,000,000	2.320	(a)(d)	12/01/18	500,000,000
Maturity Value: $533,124,421
Settlement Date: 02/23/16

Collateralized by Federal Farm Credit Bank, 1.300% to 3.370%, due 02/01/19 to 05/01/35, Federal Home Loan Mortgage Corp., 0.000% to 8.000%, due 12/01/18 to 09/01/48, Federal National Mortgage Association, 0.000% to 7.500%, due 10/09/19 to 10/01/48, Federal National Mortgage Association Stripped Security, 0.000%, due 05/15/22, Government National Mortgage Association, 2.500% to 7.000%, due 10/15/23 to 10/20/48, a U.S. Treasury Bond, 8.125%, due 08/15/19, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 05/15/26 to 11/15/32, U.S. Treasury Notes, 2.875%, due 09/30/23 to 11/30/23 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 02/15/46. The aggregate market value of the collateral, including accrued interest, was $514,618,776.

550,000,000	2.320	(a)(d)	12/01/18	550,000,000

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(c) – (continued)
BNP Paribas (Overnight MBS + 0.02%) – (continued)
Maturity Value: $586,188,753
Settlement Date: 02/23/16

Collateralized by Federal Farm Credit Bank, 3.000% to 3.540%, due 09/05/29 to 01/25/38, Federal Home Loan Bank, 3.590% to 4.150%, due 05/25/35 to 06/01/38, Federal Home Loan Mortgage Corp., 1.800% to 7.500%, due 05/01/19 to 11/01/48, Federal National Mortgage Association, 0.000% to 7.000%, due 06/01/19 to 10/01/48, Government National Mortgage Association, 2.500% to 9.500%, due 01/15/19 to 11/20/48, a U.S. Treasury Bill, 0.000%, due 03/28/19, a U.S. Treasury Bond, 8.125%, due 08/15/19, a U.S. Treasury Inflation-Indexed Bond, 0.750%, due 02/15/45, a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 02/15/28 and U.S. Treasury Notes, 1.375% to 2.875%, due 03/31/20 to 11/15/21. The aggregate market value of the collateral, including accrued interest, was $564,463,964.

CIBC Wood Gundy Securities
$1,500,000,000	2.300%		12/03/18	$ 1,500,000,000
Maturity Value: $1,500,287,500

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 4.500%, due 08/01/46 to 07/01/48 and Federal National Mortgage Association, 3.000% to 5.000%, due 10/01/28 to 11/01/48. The aggregate market value of the collateral, including accrued interest, was $1,545,000,001.

Citibank N.A. (Overnight MBS + 0.01%)
1,000,000,000	2.310	(a)	12/10/18	1,000,000,000
Maturity Value: $1,002,502,501
Settlement Date: 11/01/18

Collateralized by Federal Farm Credit Bank, 1.350% to 3.550%, due 01/10/20 to 06/01/37, Federal Home Loan Bank, 1.375% to 5.625%, due 05/28/19 to 07/15/36, Federal Home Loan Mortgage Corp., 1.250% to 11.000%, due 12/01/18 to 07/01/48, Federal National Mortgage Association, 1.250% to 11.000%, due 12/01/18 to 10/01/48, Federal National Mortgage Association Stripped Security, 0.000%, due 05/15/30, Government National Mortgage Association, 2.500% to 9.000%, due 12/15/21 to 11/20/48, Tennessee Valley Authority, 2.875% to 5.375%, due 09/15/24 to 04/01/56, U.S. Treasury Bills, 0.000%, due 12/06/18 to 08/15/19, U.S. Treasury Bonds, 2.250% to 8.875%, due 02/15/19 to 08/15/47, U.S. Treasury Inflation-Indexed Bonds, 1.000% to 3.625%, due 01/15/25 to 02/15/48, U.S. Treasury Inflation-Indexed Notes, 0.125% to 1.250%, due 04/15/20 to 07/15/28 and U.S. Treasury Notes, 1.125% to 3.000%, due 01/15/19 to 11/15/27. The aggregate market value of the collateral, including accrued interest, was $1,020,000,046.

Credit Agricole Corporate and Investment Bank
150,000,000	2.230		12/03/18	150,000,000
Maturity Value: $150,027,875

Collateralized by a U.S. Treasury Inflation-Indexed Note, 2.125%, due 01/15/19 and U.S. Treasury Notes, 2.125% to 2.875%, due 07/15/21 to 07/31/25. The aggregate market value of the collateral, including accrued interest, was $153,000,094.

700,000,000	2.290		12/03/18	700,000,000
Maturity Value: $700,133,583

Collateralized by Federal Home Loan Bank, 1.375%, due 11/15/19 to 09/28/20, Federal Home Loan Mortgage Corp., 4.000%, due 11/01/48, Federal National Mortgage Association, 1.500% to 4.000%, due 11/30/20 to 09/01/48 and Government National Mortgage Association, 3.000%, due 07/20/46. The aggregate market value of the collateral, including accrued interest, was $717,157,465.

Daiwa Capital Markets America, Inc.
109,358,024	2.290		12/03/18	109,358,024
Maturity Value: $109,378,893
Collateralized by a U.S. Treasury Note, 2.625%, due 02/28/23. The market value of the collateral, including accrued interest, was $111,545,185.
119,895,586	2.290		12/03/18	119,895,586

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Repurchase Agreements(c) – (continued)
Daiwa Capital Markets America, Inc. – (continued)
Maturity Value: $119,918,466
Collateralized by a U.S. Treasury Note, 2.750%, due 04/30/23. The market value of the collateral, including accrued interest, was $122,293,498.
$125,371,388	2.290%	12/03/18	$ 125,371,388
Maturity Value: $125,395,313
Collateralized by a U.S. Treasury Note, 1.500%, due 08/15/26. The market value of the collateral, including accrued interest, was $127,878,816.
131,856,617	2.290	12/03/18	131,856,617
Maturity Value: $131,881,780
Collateralized by a U.S. Treasury Note, 2.875%, due 05/31/25. The market value of the collateral, including accrued interest, was $134,493,749.
186,029,408	2.290	12/03/18	186,029,408
Maturity Value: $186,064,909
Collateralized by a U.S. Treasury Note, 2.000%, due 08/15/25. The market value of the collateral, including accrued interest, was $189,749,996.
226,036,708	2.290	12/03/18	226,036,708
Maturity Value: $226,079,843
Collateralized by a U.S. Treasury Note, 2.500%, due 05/15/24. The market value of the collateral, including accrued interest, was $230,557,442.
245,098,035	2.290	12/03/18	245,098,035
Maturity Value: $245,144,808
Collateralized by a U.S. Treasury Note, 2.750%, due 06/30/25. The market value of the collateral, including accrued interest, was $249,999,996.
246,644,579	2.290	12/03/18	246,644,579
Maturity Value: $246,691,647
Collateralized by a U.S. Treasury Note, 2.625%, due 03/31/25. The market value of the collateral, including accrued interest, was $251,577,471.
253,633,527	2.290	12/03/18	253,633,527
Maturity Value: $253,681,929
Collateralized by a U.S. Treasury Note, 2.750%, due 11/15/23. The market value of the collateral, including accrued interest, was $258,706,198.
254,336,763	2.290	12/03/18	254,336,763
Maturity Value: $254,385,299
Collateralized by a U.S. Treasury Note, 2.750%, due 05/31/23. The market value of the collateral, including accrued interest, was $259,423,498.
256,104,592	2.290	12/03/18	256,104,592
Maturity Value: $256,153,465
Collateralized by a U.S. Treasury Bond, 3.625%, due 02/15/44. The market value of the collateral, including accrued interest, was $261,226,684.
279,623,968	2.290	12/03/18	279,623,968
Maturity Value: $279,677,329
Collateralized by a U.S. Treasury Note, 2.250%, due 08/15/27. The market value of the collateral, including accrued interest, was $285,216,447.
287,509,367	2.290	12/03/18	287,509,367
Maturity Value: $287,564,233
Collateralized by a U.S. Treasury Bond, 3.375%, due 05/15/44. The market value of the collateral, including accrued interest, was $293,259,554.
544,739,623	2.290	12/03/18	544,739,623
Maturity Value: $544,843,577
Collateralized by a U.S. Treasury Note, 2.375%, due 08/15/24. The market value of the collateral, including accrued interest, was $555,634,415.
633,761,815	2.290	12/03/18	633,761,815
Maturity Value: $633,882,758
Collateralized by a U.S. Treasury Note, 2.750%, due 08/31/23. The market value of the collateral, including accrued interest, was $646,437,051.

Deutsche Bank Securities, Inc.
62,000,000	2.200	12/03/18	62,000,000
Maturity Value: $62,011,367
Collateralized by a U.S. Treasury Note, 2.625%, due 02/28/23. The market value of the collateral, including accrued interest, was $63,240,041.
150,000,000	2.290	12/03/18	150,000,000

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(c) – (continued)
Deutsche Bank Securities, Inc. – (continued)
Maturity Value: $150,028,625
Collateralized by a U.S. Treasury Note, 2.875%, due 11/30/23. The market value of the collateral, including accrued interest, was $153,000,067.

Fixed Income Clearing Corp.
$860,000,000	2.150%		12/03/18	$ 860,000,000
Maturity Value: $860,154,083

Collateralized by U.S. Treasury Bills, 0.000%, due 12/26/18 to 11/07/19, a U.S. Treasury Bond, 2.750%, due 08/15/42, a U.S. Treasury Floating Rate Note, 2.427%, due 07/31/20 and U.S. Treasury Notes, 1.125% to 2.875%, due 08/31/21 to 11/30/25. The aggregate market value of the collateral, including accrued interest, was $877,200,040.

500,000,000	2.290		12/03/18	500,000,000
Maturity Value: $500,095,417

Collateralized by a U.S. Treasury Bond, 3.000%, due 11/15/44, a U.S. Treasury Inflation-Indexed Bond, 1.000%, due 02/15/46 and a U.S. Treasury Inflation-Indexed Note, 0.375%, due 01/15/27. The aggregate market value of the collateral, including accrued interest, was $510,000,011.

1,720,000,000	2.300		12/03/18	1,720,000,000
Maturity Value: $1,720,329,667
Collateralized by U.S. Treasury Notes, 1.375% to 2.750%, due 08/31/19 to 09/15/21. The aggregate market value of the collateral, including accrued interest, was $1,754,400,055.

HSBC Bank PLC
1,100,000,000	2.290		12/03/18	1,100,000,000
Maturity Value: $1,100,209,917

Collateralized by U.S. Treasury Bonds, 1.375% to 2.250%, due 02/15/41 to 08/15/46 and U.S. Treasury Notes, 0.125% to 2.750%, due 04/15/20 to 06/30/25. The aggregate market value of the collateral, including accrued interest, was $1,122,000,010.

HSBC Securities (USA), Inc.
1,000,000,000	2.290		12/03/18	1,000,000,000
Maturity Value: $1,000,190,833

Collateralized by Federal Farm Credit Bank, 1.440% to 1.600%, due 10/21/19 to 04/06/20, Federal Home Loan Bank, 0.000% to 2.800%, due 05/28/19 to 06/12/26, Federal Home Loan Mortgage Corp., 0.000% to 6.750%, due 01/02/19 to 07/01/48, Federal Home Loan Mortgage Corp. Stripped Securities, 0.000%, due 01/15/19 to 07/15/31, Federal National Mortgage Association, 1.150% to 2.875%, due 09/06/19 to 09/12/23, Federal National Mortgage Association Stripped Securities, 0.000%, due 05/15/19 to 01/15/28 and a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 11/15/31. The aggregate market value of the collateral, including accrued interest, was $1,021,375,519.

HSBC Securities (USA), Inc. (Overnight MBS + 0.01%)
500,000,000	2.300	(a)	12/10/18	500,000,000
Maturity Value: $500,830,556
Settlement Date: 11/14/18

Collateralized by Federal Home Loan Mortgage Corp., 1.750% to 5.875%, due 05/30/19 to 05/01/47, Federal Home Loan Mortgage Corp. Stripped Security, 0.000%, due 07/15/32, Federal National Mortgage Association, 0.875% to 2.000%, due 08/02/19 to 01/05/22, Government National Mortgage Association, 4.500%, due 07/15/40, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 11/15/36 to 08/15/44 and a U.S. Treasury Note, 2.000%, due 01/31/20. The aggregate market value of the collateral, including accrued interest, was $511,250,090.

1,000,000,000	2.300	(a)	12/10/18	1,000,000,000

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(c) – (continued)
HSBC Securities (USA), Inc. (Overnight MBS + 0.01%) – (continued)
Maturity Value: $1,002,555,556
Settlement Date: 10/31/18
HSBC Securities (USA), Inc. (Overnight MBS + 0.01%) (continued)

Collateralized by Federal Home Loan Bank, 3.250%, due 11/16/28, Federal Home Loan Mortgage Corp., 1.750%, due 05/30/19, Federal National Mortgage Association, 1.875% to 6.625%, due 09/06/24 to 11/15/30, Federal National Mortgage Association Stripped Securities, 0.000%, due 02/07/26 to 11/15/28, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 05/15/26 to 08/15/45, U.S. Treasury Notes, 2.000% to 2.250%, due 12/31/21 to 02/15/25 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 02/15/38. The aggregate market value of the collateral, including accrued interest, was $1,020,195,505.

ING Financial Markets LLC
$350,000,000	2.300%		12/03/18	$ 350,000,000
Maturity Value: $350,067,083

Collateralized by Federal Home Loan Mortgage Corp., 2.437% to 5.000%, due 01/01/26 to 03/01/48, Federal National Mortgage Association, 2.000% to 7.500%, due 12/01/22 to 10/01/48, a U.S. Treasury Note, 2.125%, due 09/30/24. The aggregate market value of the collateral, including accrued interest, was $357,000,069.

300,000,000	2.210	(e)	12/10/18	300,000,000
Maturity Value: $301,675,917
Settlement Date: 09/10/18

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 4.500%, due 07/01/25 to 08/01/48 and Federal National Mortgage Association, 2.500% to 6.000%, due 09/01/20 to 10/01/48. The aggregate market value of the collateral, including accrued interest, was $306,000,001.

300,000,000	2.210	(e)	12/11/18	300,000,000
Maturity Value: $301,675,917
Settlement Date: 09/11/18

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 5.500%, due 03/01/26 to 07/01/48, Federal National Mortgage Association, 2.392% to 6.315%, due 12/01/22 to 01/01/57 and a U.S. Treasury Note, 2.125%, due 09/30/24. The aggregate market value of the collateral, including accrued interest, was $306,000,005.

275,000,000	2.270	(e)	12/20/18	275,000,000
Maturity Value: $276,456,583
Settlement Date: 09/27/18

Collateralized by Federal Home Loan Mortgage Corp., 2.249% to 4.500%, due 10/01/29 to 06/01/48, Federal National Mortgage Association, 2.392% to 5.500%, due 04/01/26 to 10/01/48 and a U.S. Treasury Note, 2.125%, due 09/30/24. The aggregate market value of the collateral, including accrued interest, was $280,500,048.

400,000,000	2.270	(e)	12/20/18	400,000,000
Maturity Value: $402,118,667
Settlement Date: 09/27/18

Shared collateral consisting of Federal Home Loan Mortgage Corp., 2.118% to 5.000%, due 10/01/29 to 06/01/48, Federal National Mortgage Association, 2.000% to 6.315%, due 02/01/20 to 01/01/57 and a U.S. Treasury Note, 2.125%, due 09/30/24. The aggregate market value of the collateral, including accrued interest, was $816,000,122.

400,000,000	2.270	(e)	12/20/18	400,000,000
Maturity Value: $402,118,667
Settlement Date: 09/27/18

Shared collateral consisting of Federal Home Loan Mortgage Corp., 2.118% to 5.000%, due 10/01/29 to 06/01/48, Federal National Mortgage Association, 2.000% to 6.315%, due 02/01/20 to 01/01/57 and a U.S. Treasury Note, 2.125%, due 09/30/24. The aggregate market value of the collateral, including accrued interest, was $816,000,122.

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Repurchase Agreements(c) – (continued)
J.P. Morgan Securities LLC
$73,500,000	2.280%	12/03/18	$ 73,500,000
Maturity Value: $73,513,965
Collateralized by U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 05/15/31 to 08/15/34. The aggregate market value of the collateral, including accrued interest, was $74,984,244.
1,000,000,000	2.300	12/03/18	1,000,000,000
Maturity Value: $1,000,191,667

Collateralized by Federal Farm Credit Bank, 1.440% to 6.180%, due 06/30/20 to 04/06/45, Federal Home Loan Mortgage Corp., 4.000%, due 07/01/45, Federal National Mortgage Association, 4.500%, due 04/01/25 to 12/01/47, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 05/15/25 to 11/15/47 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 11/15/28 to 02/15/44. The aggregate market value of the collateral, including accrued interest, was $1,020,225,082.

Joint Repurchase Agreement Account I
900,000,000	2.280	12/03/18	900,000,000
Maturity Value: $900,171,000

Joint Repurchase Agreement Account III
5,376,200,000	2.299	12/03/18	5,376,200,000
Maturity Value: $5,377,229,784

Merrill Lynch, Pierce, Fenner & Smith, Inc.
100,000,000	2.000	12/03/18	100,000,000
Maturity Value: $100,016,667
Collateralized by U.S. Treasury Notes, 2.250% to 3.625%, due 02/15/20 to 01/31/23. The aggregate market value of the collateral, including accrued interest, was $102,000,052.
400,000,000	2.230	12/03/18	400,000,000
Maturity Value: $400,074,333

Collateralized by a U.S. Treasury Bill, 0.000%, due 02/07/19, a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 02/15/25 and U.S. Treasury Notes, 1.625% to 2.500%, due 03/31/24 to 02/15/26. The aggregate market value of the collateral, including accrued interest, was $408,000,027.

70,100,000	2.280	12/03/18	70,100,000
Maturity Value: $70,113,319
Collateralized by a U.S. Treasury Floating Rate Note, 2.417%, due 04/30/20. The market value of the collateral, including accrued interest, was $71,502,025.
144,400,000	2.290	12/03/18	144,400,000
Maturity Value: $144,427,556

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 3.000%, due 01/01/32 to 10/01/33 and Federal National Mortgage Association, 4.000%, due 06/01/47. The aggregate market value of the collateral, including accrued interest, was $148,732,000.

392,900,000	2.290	12/03/18	392,900,000
Maturity Value: $392,974,978

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 4.000%, due 03/01/42 to 11/01/48 and Federal National Mortgage Association, 3.500% to 4.500%, due 01/01/42 to 10/01/48. The aggregate market value of the collateral, including accrued interest, was $404,687,001.

Mizuho Securities USA LLC
350,000,000	2.300	12/03/18	350,000,000
Maturity Value: $350,067,083

Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 4.500%, due 12/01/47 to 12/01/48, Federal National Mortgage Association, 3.500% to 4.500%, due 11/01/33 to 08/01/48 and Government National Mortgage Association, 3.000% to 5.000%, due 11/20/33 to 04/20/48. The aggregate market value of the collateral, including accrued interest, was $360,499,999.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(c) – (continued)
MUFG Securities Americas Inc.
$500,000,000	2.280%		12/03/18	$ 500,000,000
Maturity Value: $500,095,000

Collateralized by U.S. Treasury Bills, 0.000%, due 12/20/18 to 11/07/19, U.S. Treasury Bonds, 2.750% to 3.000%, due 02/15/47 to 11/15/47, U.S. Treasury Inflation-Indexed Notes, 0.125% to 0.625%, due 07/15/22 to 01/15/24 and U.S. Treasury Notes, 1.125% to 2.625%, due 02/28/19 to 08/15/21. The aggregate market value of the collateral, including accrued interest, was $510,000,003.

300,000,000	2.300		12/03/18	300,000,000
Maturity Value: $300,057,500

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 4.500%, due 02/01/33 to 07/01/48, Federal National Mortgage Association, 3.000% to 5.000%, due 10/01/38 to 07/01/48 and Government National Mortgage Association, 3.000% to 5.500%, due 03/15/41 to 11/20/48. The aggregate market value of the collateral, including accrued interest, was $309,000,002.

MUFG Securities Americas Inc. (Overnight MBS + 0.09%)
250,000,000	2.390	(a)(e)	01/07/19	250,000,000
Maturity Value: $250,663,889
Settlement Date: 11/28/18

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 5.500%, due 01/01/27 to 12/01/48, Federal National Mortgage Association, 3.500% to 4.000%, due 05/01/43 to 11/01/48 and Government National Mortgage Association, 4.000%, due 11/15/45. The aggregate market value of the collateral, including accrued interest, was $257,500,002.

500,000,000	2.390	(a)(e)	01/07/19	500,000,000
Maturity Value: $502,887,917
Settlement Date: 10/12/18

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 4.500%, due 01/01/27 to 11/01/48, Federal National Mortgage Association, 3.000% to 4.500%, due 08/01/27 to 11/01/48 and Government National Mortgage Association, 2.500% to 5.450%, due 02/20/33 to 11/20/48. The aggregate market value of the collateral, including accrued interest, was $515,000,004.

MUFG Securities Americas, Inc. (Overnight Treasury + 0.02%)
700,000,000	2.300	(a)	12/10/18	700,000,000
Maturity Value: $701,878,334
Settlement Date: 10/29/18

Collateralized by U.S. Treasury Bills, 0.000%, due 05/23/19 to 11/07/19, U.S. Treasury Bonds, 2.250% to 8.000%, due 11/15/21 to 11/15/48, a U.S. Treasury Floating Rate Note, 2.427%, due 07/31/20, a U.S. Treasury Inflation-Indexed Bond, 3.875%, due 04/15/29, U.S. Treasury Inflation-Indexed Notes, 0.125% to 1.375%, due 04/15/19 to 01/15/27, U.S. Treasury Notes, 1.125% to 3.625%, due 02/28/19 to 11/15/28 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 08/15/46 to 02/15/47. The aggregate market value of the collateral, including accrued interest, was $714,000,002.

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(c) – (continued)
Natixis-New York Branch
$1,500,000,000	2.290%		12/03/18	$ 1,500,000,000
Maturity Value: $1,500,286,250

Collateralized by Federal Farm Credit Bank, 3.050% to 3.990%, due 10/24/30 to 11/27/37, Federal Home Loan Bank, 3.290% to 5.625%, due 02/12/30 to 02/22/41, Federal Home Loan Mortgage Corp., 0.000% to 4.000%, due 03/27/19 to 11/01/48, Federal Home Loan Mortgage Corp. Stripped Securities, 0.000%, due 03/15/31 to 07/15/32, Federal National Mortgage Association, 1.625% to 6.000%, due 01/21/20 to 06/01/48, Federal National Mortgage Association Stripped Securities, 0.000%, due 01/15/25 to 05/15/30, Tennessee Valley Authority, 4.250% to 5.375%, due 09/15/39 to 09/15/65, a U.S. Treasury Bill, 0.000%, due 01/17/19, U.S. Treasury Bonds, 2.500% to 7.875%, due 02/15/21 to 05/15/46, U.S. Treasury Inflation-Indexed Bonds, 2.125% to 3.875%, due 04/15/29 to 02/15/41, a U.S. Treasury Inflation-Indexed Note, 0.125%, due 04/15/19 and U.S. Treasury Notes, 1.250% to 2.750%, due 04/30/19 to 08/15/27. The aggregate market value of the collateral, including accrued interest, was $1,531,138,962.

350,000,000	2.410	(d)	12/07/18	350,000,000
Maturity Value: $352,132,179
Settlement Date: 11/29/18

Collateralized by Federal National Mortgage Association, 6.000%, due 01/01/39, a U.S. Treasury Bill, 0.000%, due 01/17/19, U.S. Treasury Bonds, 2.500% to 3.000%, due 08/15/45 to 08/15/48, U.S. Treasury Inflation-Indexed Notes, 0.250% to 0.625%, due 04/15/23 to 01/15/25 and U.S. Treasury Notes, 1.625% to 2.750%, due 07/31/20 to 02/15/28. The aggregate market value of the collateral, including accrued interest, was $357,000,028.

Nomura Securities International, Inc.
2,500,000,000	2.300		12/03/18	2,500,000,000
Maturity Value: $2,500,479,167

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to 8.000%, due 12/01/18 to 12/01/48, Federal National Mortgage Association, 2.500% to 7.000%, due 02/01/19 to 12/01/48, Government National Mortgage Association, 2.000% to 10.500%, due 10/20/19 to 11/20/48, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/22 to 05/15/48 and a U.S. Treasury Note, 1.250%, due 06/30/19. The aggregate market value of the collateral, including accrued interest, was $2,574,778,779.

Norinchukin Bank
665,000,000	2.300	(e)	12/13/18	665,000,000
Maturity Value: $668,313,917
Settlement Date: 09/26/18

Collateralized by a U.S. Treasury Bond, 6.125%, due 08/15/29 and U.S. Treasury Inflation-Indexed Notes, 0.375% to 1.125%, due 01/15/21 to 01/15/27. The aggregate market value of the collateral, including accrued interest, was $678,300,094.

215,000,000	2.490	(e)	03/07/19	215,000,000
Maturity Value: $216,695,275
Settlement Date: 11/13/18
Collateralized by a U.S. Treasury Inflation-Indexed Note, 0.375%, due 01/15/27. The market value of the collateral, including accrued interest, was $219,300,090.

Northwestern Mutual Life Insurance Company
769,520,000	2.310		12/03/18	769,520,000
Maturity Value: $769,668,133
Collateralized by a U.S. Treasury Note, 1.750%, due 11/15/20. The market value of the collateral, including accrued interest, was $784,164,882.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(c) – (continued)
Prudential Insurance Company of America (The)
$14,700,000	2.310%		12/03/18	$ 14,700,000
Maturity Value: $14,702,830
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 11/15/43. The market value of the collateral, including accrued interest, was $14,994,000.
15,625,000	2.310		12/03/18	15,625,000
Maturity Value: $15,628,008
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 11/15/32. The market value of the collateral, including accrued interest, was $15,937,500.
16,871,250	2.310		12/03/18	16,871,250
Maturity Value: $16,874,498
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 08/15/38. The market value of the collateral, including accrued interest, was $17,208,675.
17,543,750	2.310		12/03/18	17,543,750
Maturity Value: $17,547,127
Collateralized by a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 08/15/39. The market value of the collateral, including accrued interest, was $17,894,625.
21,992,500	2.310		12/03/18	21,992,500
Maturity Value: $21,996,734
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 02/15/35. The market value of the collateral, including accrued interest, was $22,432,350.
24,750,000	2.310		12/03/18	24,750,000
Maturity Value: $24,754,764
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 08/15/36. The market value of the collateral, including accrued interest, was $25,245,000.
63,375,000	2.310		12/03/18	63,375,000
Maturity Value: $63,387,200
Collateralized by a U.S. Treasury Bond, 2.500%, due 02/15/45. The market value of the collateral, including accrued interest, was $64,642,500.
67,875,000	2.310		12/03/18	67,875,000
Maturity Value: $67,888,066
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 11/15/41. The market value of the collateral, including accrued interest, was $69,232,500.
151,000,000	2.310		12/03/18	151,000,000
Maturity Value: $151,029,067
Collateralized by a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 08/15/27. The market value of the collateral, including accrued interest, was $154,020,000.
182,000,000	2.310		12/03/18	182,000,000
Maturity Value: $182,035,035
Collateralized by a U.S. Treasury Bond, 2.875%, due 08/15/45. The market value of the collateral, including accrued interest, was $185,640,000.

RBC Capital Markets LLC
250,000,000	2.360	(d)	12/07/18	250,000,000
Maturity Value: $251,507,779
Settlement Date: 10/22/18

Collateralized by Federal Farm Credit Bank, 2.000% to 3.080%, due 02/25/22 to 05/03/27, Federal Home Loan Bank, 0.000% to 5.000%, due 12/27/18 to 09/28/29, Federal Home Loan Mortgage Corp., 3.500% to 5.000%, due 02/01/47 to 10/01/48, Federal National Mortgage Association, 2.380% to 4.500%, due 03/01/19 to 09/01/48, Government National Mortgage Association, 3.000%, due 03/20/47 to 09/20/47 and Tennessee Valley Authority, 6.750%, due 11/01/25. The aggregate market value of the collateral, including accrued interest, was $254,999,999.

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(c) – (continued)
Royal Bank of Canada-New York Branch
$2,450,000,000	2.300%		12/03/18	$ 2,450,000,000
Maturity Value: $2,450,469,583

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to 6.500%, due 09/01/20 to 11/01/48, Federal National Mortgage Association, 2.500% to 7.000%, due 09/01/20 to 12/01/48 and Government National Mortgage Association, 3.500% to 4.500%, due 11/20/47 to 07/20/48. The aggregate market value of the collateral, including accrued interest, was $2,499,000,004.

1,500,000,000	2.200	(d)	12/07/18	1,500,000,000
Maturity Value: $1,508,341,665
Settlement Date: 09/13/18

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 5.000%, due 01/01/27 to 09/01/48, Federal National Mortgage Association, 3.000% to 5.000%, due 10/01/28 to 11/01/48 and Government National Mortgage Association, 4.000% to 4.500%, due 03/15/39 to 08/20/48. The aggregate market value of the collateral, including accrued interest, was $1,529,999,998.

350,000,000	2.250	(d)	12/07/18	350,000,000
Maturity Value: $350,612,500
Settlement Date: 11/09/18

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 4.500%, due 08/01/26 to 11/01/48, Federal National Mortgage Association, 3.500% to 6.500%, due 06/01/38 to 10/01/48 and Government National Mortgage Association, 4.500%, due 07/20/48 to 08/20/48. The aggregate market value of the collateral, including accrued interest, was $357,000,000.

500,000,000	2.250	(d)	12/07/18	500,000,000
Maturity Value: $500,906,250
Settlement Date: 11/08/18

Collateralized by Federal Home Loan Mortgage Corp., 3.500% to 7.000%, due 04/01/26 to 10/01/48, Federal National Mortgage Association, 3.000% to 5.000%, due 04/01/26 to 06/01/56 and Government National Mortgage Association, 4.500%, due 07/20/48. The aggregate market value of the collateral, including accrued interest, was $510,000,001.

850,000,000	2.360	(d)	12/07/18	850,000,000
Maturity Value: $855,126,448
Settlement Date: 10/22/18

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 5.000%, due 08/01/32 to 08/01/48, Federal National Mortgage Association, 2.000% to 7.000%, due 04/01/26 to 10/01/48 and Government National Mortgage Association, 3.500% to 4.500%, due 12/20/47 to 08/20/48. The aggregate market value of the collateral, including accrued interest, was $867,000,003.

850,000,000	2.370	(d)	12/07/18	850,000,000
Maturity Value: $855,483,914
Settlement Date: 10/22/18

Collateralized by Federal Home Loan Mortgage Corp., 3.500% to 5.000%, due 03/01/26 to 08/01/48, Federal National Mortgage Association, 3.000% to 5.000%, due 10/01/28 to 11/01/48 and Government National Mortgage Association, 4.500%, due 07/20/48 to 08/20/48. The aggregate market value of the collateral, including accrued interest, was $866,999,998.

1,000,000,000	2.420	(d)	12/07/18	1,000,000,000
Maturity Value: $1,006,049,998

Collateralized by Federal Home Loan Mortgage Corp., 3.500% to 5.000%, due 08/01/42 to 10/01/48, Federal National Mortgage Association, 3.000% to 6.500%, due 02/01/33 to 02/01/56 and Government National Mortgage Association, 4.500%, due 07/20/48 to 08/20/48. The aggregate market value of the collateral, including accrued interest, was $1,020,000,002.

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Repurchase Agreements(c) – (continued)
Wells Fargo Securities LLC
$300,000,000	2.230%	12/03/18	$ 300,000,000
Maturity Value: $300,055,750

Collateralized by U.S. Treasury Inflation-Indexed Notes, 0.125% to 1.250%, due 07/15/20 to 07/15/26 and U.S. Treasury Notes, 1.000% to 3.625%, due 01/31/19 to 09/30/22. The aggregate market value of the collateral, including accrued interest, was $306,000,004.

80,000,000	2.280	12/03/18	80,000,000
Maturity Value: $80,015,200

Collateralized by a U.S. Treasury Bond, 7.625%, due 11/15/22 and U.S. Treasury Notes, 0.750% to 2.875%, due 07/15/19 to 07/31/25. The aggregate market value of the collateral, including accrued interest, was $81,599,999.

1,400,000,000	2.300	12/03/18	1,400,000,000
Maturity Value: $1,400,268,333

Collateralized by Federal Farm Credit Bank discount note, 0.000%, due 03/08/19, Federal Home Loan Bank, 2.200%, due 12/21/18, Federal Home Loan Mortgage Corp., 2.000% to 6.500%, due 09/01/20 to 12/01/48, Federal National Mortgage Association, 2.500% to 5.000%, due 07/01/21 to 12/01/48, Government National Mortgage Association, 2.500% to 5.000%, due 05/20/41 to 11/20/48 and a U.S. Treasury Note, 1.625%, due 10/31/23. The aggregate market value of the collateral, including accrued interest, was $1,441,993,600.

TOTAL REPURCHASE AGREEMENTS			$ 50,815,252,500

TOTAL INVESTMENTS – 98.4%			$ 99,137,574,846

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.6%			1,612,100,064

NET ASSETS – 100.0%			$100,749,674,910

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on November 30, 2018.

(b)	All or a portion represents a forward commitment.

(c)	Unless noted, all repurchase agreements were entered into on November 30, 2018. Additional information on Joint Repurchase Agreement Account III appears in the Additional Investment Information section.

(d)	The instrument is subject to a demand feature.

(e)	Security has been determined to be illiquid by the Investment Adviser. At November 30, 2018, these securities amounted to $3,305,000,000 or approximately 3.3% of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
LIBOR	— London Interbank Offered Rates
MMY	— Money Market Yield
Prime	— Federal Reserve Bank Prime Loan Rate US
SOFR	— Secured Overnight Financing Rate
T-Bill	— Treasury Bill

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments

November 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Commercial Paper and Corporate Obligations – 23.9%
Albion Capital LLC
$46,000,000	2.303%	12/07/18	$ 45,979,696
Alpine Securitization LLC
60,000,000	2.380	01/07/19	59,996,360
Atlantic Asset Securitization LLC
10,000,000	2.591	01/23/19	9,961,510
39,350,000	2.839	03/04/19	39,059,944
Barclays US CCP Funding LLC
25,000,000	2.366	12/04/18	24,993,725
50,000,000	2.448	12/07/18	49,977,931
26,500,000	2.818	02/25/19	26,323,629
Barton Capital S.A.
40,000,000	2.735	02/05/19	39,807,859
Bedford Row Funding Corp.
8,000,000	3.103	10/16/19	7,782,187
CAFCO, LLC
16,950,000	2.561	01/22/19	16,888,887
Cancara Asset Securitisation LLC
25,000,000	2.994	05/14/19	24,667,708
16,980,000	3.005	05/28/19	16,732,794
Chariot Funding LLC
15,000,000	2.708	02/13/19	14,916,719
55,000,000	2.900	05/02/19	54,320,489
CHARTA, LLC
69,400,000	2.727	02/21/19	68,961,265
CNPC Finance (HK) Ltd.
25,000,000	2.611	12/03/18	24,994,989
10,000,000	2.641	12/03/18	9,997,996
Collateralized Commercial Paper II Co., LLC
40,000,000	3.191	10/22/19	38,881,096
16,455,000	3.309	11/25/19	15,928,111
CRC Funding, LLC
15,800,000	2.561	01/22/19	15,741,545
20,000,000	2.685	02/04/19	19,904,740
Dexia Credit Local-New York Branch
70,000,000	2.644	05/07/19	69,181,253
Erste Abwicklungsanstalt
25,000,000	2.675	02/11/19	24,869,614
12,000,000	2.608	02/20/19	11,928,141
First Abu Dhabi Bank P.J.S.C.
35,000,000	2.736	02/04/19	34,830,728
70,000,000	2.735	02/05/19	69,655,676
50,000,000	2.736	02/06/19	49,750,006
Gotham Funding Corp.
4,750,000	2.587	01/07/19	4,737,801
30,000,000	2.684	02/01/19	29,865,968
38,000,000	2.860	03/05/19	37,722,732
Industrial & Commercial Bank of China Ltd.-New York Branch
76,000,000	2.471	12/20/18	75,900,651
J.P. Morgan Securities LLC
32,000,000	2.992	06/03/19	31,526,564
Kells Funding LLC
24,500,000	2.301	12/04/18	24,493,842
26,000,000	2.402	01/08/19	25,931,499
4,450,000	2.606	02/11/19	4,426,295
Landesbank Hessen-Thueringen Girozentrale
45,000,000	2.453	01/17/19	44,861,520
Liberty Street Funding LLC
30,000,000	2.674	02/01/19	29,865,180
LMA-Americas LLC
3,000,000	2.585	01/09/19	2,991,790
5,000,000	2.616	01/09/19	4,986,317
35,000,000	2.787	02/25/19	34,764,266
20,750,000	2.742	04/08/19	20,540,470
19,000,000	2.807	04/18/19	18,791,801

Principal Amount	Interest Rate		Maturity Date	Value
Commercial Paper and Corporate Obligations – (continued)
Macquarie Bank Ltd.
$29,700,000	2.705%		02/08/19	$ 29,546,789
10,000,000	2.741		02/08/19	9,948,414
75,000,000	2.547		02/11/19	74,593,177
Matchpoint Finance PLC
57,700,000	2.488		12/24/18	57,606,526
27,000,000	2.693		01/28/19	26,883,844
40,000,000	2.607		02/12/19	39,776,849
50,000,000	2.793		03/07/19	49,619,814
20,000,000	2.807		04/18/19	19,775,206
20,000,000	3.057	(a)	06/03/19	19,690,022
Metlife Short Term Funding LLC
42,609,000	2.551		01/24/19	42,447,559
Mitsubishi UFJ Trust and Banking Corp.-Singapore Branch
24,800,000	2.522		01/14/19	24,726,065
Mizuho Bank, Ltd.-New York Branch
29,500,000	2.762		02/26/19	29,300,613
Nationwide Building Society
51,413,000	2.684		01/28/19	51,199,653
Nederlandse Waterschapsbank N.V.
110,000,000	2.500		02/01/19	109,500,432
28,000,000	2.469		02/12/19	27,855,938
Nieuw Amsterdam Receivables Corp.
3,250,000	2.561		01/22/19	3,237,641
103,800,000	2.557		02/05/19	103,286,132
20,000,000	2.695		02/06/19	19,899,322
20,000,000	2.796		02/22/19	19,871,387
NRW.Bank
10,000,000	2.541		02/19/19	9,939,340
Old Line Funding Corp.
80,000,000	2.762		03/06/19	79,413,333
12,250,000	2.889		05/02/19	12,100,737
Oversea-Chinese Banking Corp., Ltd.
10,000,000	2.412		01/11/19	9,972,560
Regency Markets No. 1 LLC
30,000,000	2.396		12/19/18	29,963,314
Ridgefield Funding Company LLC
49,300,000	2.551		01/15/19	49,142,892
50,000,000	2.725		02/01/19	49,774,862
Santander UK PLC
35,000,000	2.605		01/31/19	34,852,922
Sheffield Receivables Company LLC
50,000,000	2.695		02/05/19	49,755,636
Sumitomo Mitsui Banking Corp.
55,000,000	2.536		01/31/19	54,768,215
30,750,000	2.656		02/01/19	30,617,836
30,000,000	2.762		02/22/19	29,815,340
Sumitomo Mitsui Trust Bank, Ltd.-Singapore Branch
25,000,000	2.469		01/03/19	24,946,096
80,000,000	2.804		03/07/19	79,414,120
Toronto-Dominion Bank (The)
36,650,000	3.136		10/18/19	35,645,250
United Overseas Bank Ltd.
25,250,000	2.666		02/12/19	25,115,520
60,000,000	2.557		02/15/19	59,664,152
15,000,000	2.803		03/12/19	14,883,295
Versailles Commercial Paper LLC
10,000,000	2.788		03/01/19	9,929,424

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS (Cost $2,726,340,432)				$ 2,725,921,521

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Certificates of Deposit-Eurodollar – 6.2%
ABN AMRO Bank NV
$21,000,000	2.433%		12/03/18	$ 20,995,874
60,000,000	2.420		01/02/19	60,001,560
60,000,000	2.840		03/01/19	59,583,702
Credit Industriel et Commercial
65,000,000	2.560		01/25/19	65,030,917
KBC Bank NV
45,000,000	2.370		12/10/18	44,996,954
47,500,000	2.510		01/03/19	47,383,200
43,000,000	2.480		01/17/19	42,989,918
28,500,000	2.500		01/22/19	28,498,290
47,000,000	2.520		01/24/19	46,989,096
Mitsubishi UFJ Trust and Banking Corp.
30,000,000	2.430		01/11/19	29,915,329
30,000,000	2.525		01/28/19	29,875,927
60,000,000	2.830		02/28/19	60,011,886
Mizuho Bank, Ltd.-London Branch
30,000,000	2.360		12/19/18	29,962,048
Norinchukin Bank (The)-London Branch
16,500,000	2.400		12/28/18	16,470,626
Standard Chartered Bank
50,000,000	2.433		12/06/18	49,981,000
Standard Chartered Bank-London Branch
50,000,000	2.500		01/22/19	50,002,867
Sumitomo Mitsui Trust Bank Ltd.
25,000,000	2.485		01/18/19	24,915,388

TOTAL CERTIFICATES OF DEPOSIT-EURODOLLAR (Cost $707,601,112)				$ 707,604,582

Certificates of Deposit-Yankeedollar – 2.7%
Bank of Montreal
$50,000,000	2.320%		12/03/18	$ 50,000,400
National Bank of Kuwait S.A.K.P
100,000,000	2.420		12/07/18	100,002,127
10,000,000	2.500		12/21/18	10,000,486
20,000,000	2.710		02/04/19	19,999,935
20,000,000	2.800		03/01/19	19,996,380
Norinchukin Bank (The)
67,750,000	2.280		12/12/18	67,749,833
Sumitomo Mitsui Banking Corp.
30,000,000	2.050		05/03/19	29,925,141

TOTAL CERTIFICATES OF DEPOSIT-YANKEEDOLLAR (Cost $297,652,050)				$ 297,674,302

Fixed Rate Municipal Debt Obligations – 1.6%
ABN AMRO Bank NV
$25,000,000	2.100	%(b)	01/18/19	$ 24,979,875
ANZ New Zealand International Ltd. (London)
7,781,000	2.250	(a)(b)	02/01/19	7,772,537
BNP Paribas SA
16,807,000	2.400		12/12/18	16,805,810
BPCE
48,386,000	2.500		12/10/18	48,384,288
Royal Bank of Canada
27,336,000	2.000		12/10/18	27,332,314
Santander UK PLC
34,000,000	2.500		03/14/19	33,958,408
Sumitomo Mitsui Banking Corp.
16,500,000	2.450		01/10/19	16,490,854
5,000,000	2.050		01/18/19	4,993,650

TOTAL FIXED RATE MUNICIPAL DEBT OBLIGATIONS (Cost $180,738,556)				$ 180,717,736

Principal Amount	Interest Rate		Maturity Date	Value
Time Deposits – 9.9%
Australia & New Zealand Banking Group Ltd.
$150,000,000	2.250%		12/04/18	$ 150,016,164
150,000,000	2.250		12/05/18	150,020,164
Branch Banking and Trust Company
100,000,000	2.200		12/03/18	100,007,691
Credit Agricole S.A.
200,000,000	2.180		12/03/18	200,000,000
Credit Industriel et Commercial
150,000,000	2.230		12/05/18	150,019,749
HSBC Bank PLC
100,000,000	2.230		12/03/18	100,000,000
Skandinaviska Enskilda Banken AB
283,200,000	2.180		12/03/18	283,200,000

TOTAL TIME DEPOSITS (Cost $1,133,200,000)				$ 1,133,263,768

U.S. Treasury Obligations – 2.8%
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.03%)
$110,000,000	2.417	%(c)	04/30/20	$ 110,041,071
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.04%)
207,000,000	2.427	(c)	07/31/20	207,084,998

TOTAL U.S. TREASURY OBLIGATIONS (Cost $316,986,125)				$ 317,126,069

Variable Rate Municipal Debt Obligations(d) – 2.2%
Alaska Housing Finance Corp. VRDN RB Refunding for State Capital Project Bonds II Series 2017 B
$15,000,000	2.260%		12/07/18	$ 15,000,000
BlackRock Municipal Bond Trust VRDN RB Putters Series 2012-T0014 (JPMorgan Chase N.A., LIQ)(b)
66,500,000	2.280		12/01/18	66,500,000
BlackRock MuniVest Fund II, Inc. VRDN RB Putters Series 2012-T0005 (JPMorgan Chase Bank N.A., LIQ)(b)
4,950,000	2.280		12/01/18	4,950,000
BlackRock MuniVest Fund, Inc. VRDN RB Putters Series 2012-T0007 (JPMorgan Chase Bank N.A., LIQ)
29,110,000	2.280		12/01/18	29,110,000
City of Portland, Maine GO VRDN for Taxable Pension Bonds Series 2001 RMKT (Sumitomo Mitsui Banking Corp., SPA)
62,500,000	2.270		12/07/18	62,500,000
Regents of the University of California VRDN RB Taxable Series 2011-Z-1
54,925,000	2.210		12/07/18	54,925,000
Triborough Bridge & Tunnel Authority VRDN Refunding Floating RB Series 2013 Subseries 2B RMKT (Bank of America N.A., LOC)
14,895,000	2.250		12/07/18	14,895,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS (Cost $247,880,000)				$ 247,880,000

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Variable Rate Obligations(c) – 27.2%
ASB Finance Limited-London Branch (1 Mo. LIBOR + 0.31%)
$50,000,000	2.647%	06/28/19	$ 49,995,814
Banco Del Estado De Chile (3 Mo. LIBOR + 0.20%)
35,000,000	2.868	06/07/19	34,998,174
Banco Del Estado De Chile (3 Mo. LIBOR + 0.07%)
24,000,000	2.441	03/21/19	23,998,744
Banco Del Estado De Chile (3 Mo. LIBOR + 0.08%)
23,000,000	2.461	12/27/18	23,001,623
Bank of Montreal (3 Mo. LIBOR + 0.21%)
60,000,000	2.751	11/01/19	59,994,195
Bank of Montreal (3 Mo. LIBOR + 0.33%)
27,000,000	2.664	06/12/19	27,023,643
Bank of Nova Scotia (The) (3 Mo. LIBOR + 0.08%)
60,000,000	2.446	06/24/19	59,970,076
Bank of Nova Scotia (The) (3 Mo. LIBOR + 0.28%)
34,000,000	2.618	03/20/19	34,015,757
Bank of Nova Scotia (The) (3 Mo. LIBOR + 0.10%)
75,000,000	2.473	03/25/19	74,995,639
Bedford Row Funding Corp. (1 Mo. LIBOR + 0.20%)
30,000,000	2.503	06/18/19	29,989,374
Bedford Row Funding Corp. (3 Mo. LIBOR + 0.10%)
11,000,000	2.526	07/15/19	10,995,197
Bedford Row Funding Corp. (3 Mo. LIBOR + 0.09%)
19,000,000	2.559	01/22/19	19,000,018
BNP Paribas-New York Branch (3 Mo. LIBOR + 0.10%)
60,000,000	2.514	07/10/19	59,967,448
BNP Paribas-New York Branch (3 Mo. LIBOR + 0.15%)
19,500,000	2.658	04/26/19	19,499,863
BNZ International Funding Ltd. (1 Mo. LIBOR + 0.31%)
25,000,000	2.627	08/08/19	25,000,144
BNZ International Funding Ltd. (3 Mo. LIBOR + 0.25%)
22,171,000	2.658	04/05/19	22,179,049
Canadian Imperial Bank of Commerce (3 Mo. LIBOR + 0.22%)
62,500,000	2.811	11/08/19	62,499,613
Canadian Imperial Bank of Commerce (1 Mo. LIBOR + 0.35%)
40,000,000	2.668	11/05/19	39,996,368
Canadian Imperial Bank of Commerce (3 Mo. LIBOR + 0.20%)
35,000,000	2.741	05/01/19	35,011,407
Collateralized Commercial Paper Co., LLC (1 Mo. LIBOR + 0.28%)
20,000,000	2.579	03/01/19	20,008,719
Collateralized Commercial Paper II Co., LLC (1 Mo. LIBOR + 0.26%)
21,000,000	2.574	01/03/19	21,003,778
Collateralized Commercial Paper II Co., LLC (3 Mo. LIBOR + 0.07%)
33,000,000	2.478	01/07/19	32,999,619
Collateralized Commercial Paper II Co., LLC (1 Mo. LIBOR + 0.27%)
33,000,000	2.586	01/07/19	33,005,961
Commonwealth Bank of Australia (3 Mo. LIBOR + 0.10%)
80,000,000	2.473	09/20/19	79,955,910
Cooperatieve Rabobank U.A. (3 Mo. LIBOR + 0.20%)
30,000,000	2.534	03/12/19	30,012,098
Credit Agricole Corporate and Investment Bank (3 Mo. LIBOR + 0.06%)
50,000,000	2.392	12/14/18	49,999,800
Credit Industriel et Commercial (3 Mo. LIBOR + 0.04%)
75,000,000	2.425	03/20/19	75,000,106
Credit Suisse AG (3 Mo. LIBOR + 0.17%)
40,000,000	2.566	10/01/19	39,993,239
DBS Bank Ltd. (1 Mo. LIBOR + 0.16%)
18,000,000	2.505	01/30/19	18,003,973
DNB Bank ASA (3 Mo. LIBOR + 0.10%)
98,800,000	2.473	09/23/19	98,775,940
HSBC Bank PLC (3 Mo. LIBOR + 0.18%)
30,000,000	2.798	02/13/19	30,023,640
ING (U.S.) Funding LLC (3 Mo. LIBOR + 0.11%)
45,900,000	2.728	05/10/19	45,897,833

Principal Amount	Interest Rate	Maturity Date	Value
Variable Rate Obligations(c) – (continued)
ING (U.S.) Funding LLC (3 Mo. LIBOR + 0.04%)
$45,000,000	2.378%	12/20/18	$ 44,999,880
ING (U.S.) Funding LLC (3 Mo. LIBOR + 0.16%)
4,000,000	2.568	01/07/19	4,000,405
Mitsubishi UFJ Trust and Banking Corp. (1 Mo. LIBOR + 0.18%)
40,000,000	2.525	02/28/19	40,007,634
Mizuho Bank, Ltd.-New York Branch (3 Mo. LIBOR + 0.10%)
80,000,000	2.498	04/03/19	79,991,587
Mizuho Bank, Ltd.-New York Branch (1 Mo. LIBOR + 0.19%)
53,000,000	2.505	03/25/19	53,002,149
National Bank of Canada (3 Mo. LIBOR + 0.84%)
6,700,000	3.172	12/14/18	6,701,550
Natixis-New York Branch (3 Mo. LIBOR + 0.18%)
50,000,000	2.847	06/06/19	49,999,131
50,000,000	2.850	06/10/19	50,000,001
Nordea Bank AB (3 Mo. LIBOR + 0.27%)
31,750,000	2.715	10/18/19	31,785,548
Nordea Bank AB (3 Mo. LIBOR + 0.20%)
40,000,000	2.534	03/15/19	40,014,373
Nordea Bank AB (1 Mo. LIBOR + 0.14%)
26,500,000	2.454	04/05/19	26,495,243
Oversea-Chinese Banking Corp., Ltd. (1 Mo. LIBOR + 0.20%)
10,000,000	2.503	04/18/19	9,998,115
Oversea-Chinese Banking Corp., Ltd. (3 Mo. LIBOR + 0.17%)
50,000,000	2.615	04/18/19	49,999,699
Oversea-Chinese Banking Corp., Ltd. (1 Mo. LIBOR + 0.14%)
20,000,000	2.443	01/22/19	20,003,441
Royal Bank of Canada (3 Mo. LIBOR + 0.17%)
43,000,000	2.487	06/07/19	43,004,287
Skandinaviska Enskilda Banken AB (1 Mo. LIBOR + 0.24%)
39,500,000	2.562	12/27/18	39,508,233
Societe Generale (3 Mo. LIBOR + 0.16%)
60,500,000	2.634	04/24/19	60,497,255
Societe Generale (3 Mo. LIBOR + 0.20%)
40,000,000	2.782	08/05/19	39,997,077
33,000,000	2.877	08/21/19	32,997,526
Standard Chartered Bank (3 Mo. LIBOR + 0.21%)
49,750,000	2.884	06/10/19	49,750,001
Standard Chartered Bank (3 Mo. LIBOR + 0.06%)
50,000,000	2.446	03/21/19	49,991,235
Standard Chartered Bank (3 Mo. LIBOR + 0.08%)
39,000,000	2.446	12/24/18	39,002,523
State Street Bank & Trust Co. (1 Mo. LIBOR + 0.27%)
60,000,000	2.577	05/15/19	59,999,966
Sumitomo Mitsui Banking Corp. (3 Mo. LIBOR + 0.10%)
90,000,000	2.525	04/12/19	89,993,000
Sumitomo Mitsui Banking Corp. (3 Mo. LIBOR + 0.31%)
25,000,000	2.755	10/18/19	24,976,500
Sumitomo Mitsui Trust Bank Ltd. (3 Mo. LIBOR + 0.10%)
60,000,000	2.536	04/15/19	59,995,231
Svenska Handelsbanken AB (1 Mo. LIBOR + 0.31%)
8,250,000	2.625	08/23/19	8,249,098
Svenska Handelsbanken AB (1 Mo. LIBOR + 0.34%)
8,500,000	2.655	11/22/19	8,499,732
Svenska Handelsbanken AB (1 Mo. LIBOR + 0.21%)
11,957,000	2.527	02/08/19	11,960,594
Svenska Handelsbanken AB (3 Mo. LIBOR + 0.20%)
40,000,000	2.608	04/09/19	40,013,615
Svenska Handelsbanken AB (3 Mo. LIBOR + 0.27%)
13,688,000	2.739	10/21/19	13,690,174
Svenska Handelsbanken AB-New York Branch (1 Mo. LIBOR + 0.15%)
40,150,000	2.464	04/05/19	40,144,191
Swedbank AB (1 Mo. LIBOR + 0.29%)
60,000,000	2.605	07/25/19	59,996,163

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Variable Rate Obligations(c) – (continued)
Swedbank AB (1 Mo. LIBOR + 0.20%)
$6,357,000	2.514%		02/12/19	$ 6,358,743
Toronto-Dominion Bank (The) (1 Mo. LIBOR + 0.37%)
99,000,000	2.686		11/07/19	99,017,810
Toronto-Dominion Bank (The) (3 Mo. LIBOR + 0.11%)
35,000,000	2.476		09/23/19	34,974,897
Toronto-Dominion Bank (The) (3 Mo. LIBOR + 0.17%)
35,000,000	2.619		04/17/19	35,010,089
Toyota Finance Australia Limited (3 Mo. LIBOR + 0.08%)
16,000,000	2.494		07/02/19	15,998,125
Toyota Motor Finance (Netherlands) B.V. (3 Mo. LIBOR + 0.09%)
34,255,000	2.443		03/18/19	34,258,823
UBS AG-London Branch (1 Mo. LIBOR + 0.25%)
10,000,000	2.549		10/01/19	9,996,318
UBS AG-London Branch (3 Mo. LIBOR + 0.14%)
40,000,000	2.506		09/24/19	39,974,431
UBS AG-London Branch (1 Mo. LIBOR + 0.30%)
30,000,000	2.607		12/17/18	30,004,874
Wells Fargo Bank N.A. (3 Mo. LIBOR + 0.16%)
45,000,000	2.596		08/13/19	44,990,477
Wells Fargo Bank N.A. (1 Mo. LIBOR + 0.30%)
20,000,000	2.615		07/23/19	19,998,728
Wells Fargo Bank N.A. (1 Mo. LIBOR + 0.39%)
38,750,000	2.707	(a)	12/09/19	38,749,985
Wells Fargo Bank N.A. (3 Mo. LIBOR + 0.25%)
15,000,000	2.658		04/05/19	15,007,981
Westpac Banking Corp. (3 Mo. LIBOR + 0.10%)
60,000,000	2.474		09/20/19	59,976,328
Westpac Banking Corp. (3 Mo. LIBOR + 0.18%)
50,000,000	2.762		10/31/19	49,995,217

TOTAL VARIABLE RATE OBLIGATIONS (Cost $3,100,613,727)				$ 3,100,390,745

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (Cost $8,711,012,002)				$ 8,710,578,723

Repurchase Agreements(e) – 23.1%
BNP Paribas (OBFR + 0.20%)
$50,000,000	2.390	%(c)	12/10/18	$ 50,000,000
Maturity Value: $52,077,973
Settlement Date: 03/24/17

Collateralized by various corporate security issuers, 1.700% to 12.000%, due 07/19/19 to perpetual maturity and various sovereign debt security issuers, 5.500% to 6.250%, due 04/22/19 to 07/12/20. The aggregate market value of the collateral, including accrued interest, was $55,326,026.

Citigroup Global Markets, Inc. (3 Mo. LIBOR +0.43%)
108,000,000	2.866	(c)(f)	03/08/19	108,000,000
Maturity Value: $109,539,278
Settlement Date: 09/10/18

Collateralized by mortgage-backed obligations, 2.481% to 7.000%, due 08/25/34 to 06/25/58 and various asset-backed obligations, 0.000% to 8.360%, due 07/18/20 to 10/25/46. The aggregate market value of the collateral, including accrued interest, was $118,800,039.

Principal Amount	Interest Rate		Maturity Date	Value
Repurchase Agreements(e) – (continued)
Credit Suisse Securities (USA) LLC (1 Mo. LIBOR + 0.50%)
$30,000,000	2.845	%(c)(f)	01/07/19	$ 30,000,000
Maturity Value: $31,469,725
Settlement Date: 04/27/17

Collateralized by various asset-backed obligations, 2.734% to 5.926%, due 03/22/38 to 01/15/45, various corporate security issuers, 2.800% to 7.250%, due 06/15/22 to perpetual maturity and various sovereign debt security issuers, 4.375% to 7.250%, due 03/13/22 to 02/10/48. The aggregate market value of the collateral, including accrued interest, was $32,645,090.

HSBC Bank PLC
140,000,000	2.390		12/03/18	140,000,370
Maturity Value: $140,027,883

Collateralized by an Exchange-Traded Fund, a U.S. Treasury Note, 1.250%, due 07/31/23 and various equity securities. The aggregate market value of the collateral, including accrued interest, was $146,730,308.

HSBC Securities (USA), Inc.
50,000,000	2.290		12/03/18	49,999,715
Maturity Value: $50,009,542

Collateralized by various corporate security issuers, 1.375% to 6.250%, due 02/24/20 to perpetual maturity and various sovereign debt security issuers, 2.750% to 6.500%, due 03/13/27 to 1/23/46. The aggregate market value of the collateral, including accrued interest, was $52,510,015.

115,000,000	2.390		12/03/18	115,000,304
Maturity Value: $115,022,904
Collateralized by various corporate security issuers, 1.700% to 13.750%, due 07/19/19 to perpetual maturity. The aggregate market value of the collateral, including accrued interest, was $126,525,203.

Joint Repurchase Agreement Account III
1,840,000,000	2.299		12/03/18	1,839,990,837
Maturity Value: $1,840,352,443

Merrill Lynch, Pierce, Fenner & Smith, Inc.
75,000,000	2.390		12/03/18	75,000,198
Maturity Value: $75,014,938

Collateralized by mortgage-backed obligations, 2.500% to 4.607%, due 10/10/34 to 12/25/57 and various asset-backed obligations, 2.310% to 3.875%, due 08/16/21 to 06/25/65. The aggregate market value of the collateral, including accrued interest, was $86,250,000.

MUFG Securities Americas Inc.
110,000,000	2.360		12/03/18	110,000,015
Maturity Value: $110,021,633

Collateralized by an Exchange-Traded Fund, various corporate security issuers, 0.125% to 2.250%, due 12/15/18 to 08/15/28 and various equity securities. The aggregate market value of the collateral, including accrued interest, was $119,897,156.

Wells Fargo Securities LLC
115,000,000	2.340		12/04/18	115,000,000
Maturity Value: $115,052,325
Settlement Date: 11/27/18
Collateralized by various corporate security issuers, 2.000% to 5.000%, due 11/03/20 to 11/15/48. The aggregate market value of the collateral, including accrued interest, was $120,750,004.

TOTAL REPURCHASE AGREEMENTS (Cost $2,633,000,000)				$ 2,632,991,439

TOTAL INVESTMENTS – 99.6% (Cost $11,344,012,002)				$11,343,570,162

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%				45,582,246

NET ASSETS – 100.0%				$11,389,152,408

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.

(b)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At November 30, 2018, these securities amounted to $104,202,412 or approximately 0.9% of net assets.

(c)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on November 30, 2018.

(d)	Rate shown is that which is in effect on November 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(e)	Unless noted, all repurchase agreements were entered into on November 30, 2018. Additional information on Joint Repurchase Agreement Account III appears in the Additional Investment Information section.

(f)	Security has been determined to be illiquid by the Investment Adviser. At November 30, 2018, these securities amounted to $138,000,000 or approximately 1.2% of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
GO	— General Obligation
LIBOR	— London Interbank Offered Rates
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MMY	— Money Market Yield
OBFR	— Overnight Bank Funding Rate
RB	— Revenue Bond
RMKT	— Remarketed
SPA	— Stand-by Purchase Agreement
T-Bill	— Treasury Bill
VRDN	— Variable Rate Demand Notes

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments

November 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Commercial Paper and Corporate Obligations – 25.5%
Albion Capital LLC
$15,000,000	2.303%		12/07/18	$ 14,993,379
Alpine Securitization LLC
20,000,000	2.380		01/07/19	19,998,786
10,000,000	2.380		01/14/19	9,999,031
Atlantic Asset Securitization LLC
5,000,000	2.591		01/23/19	4,980,755
14,000,000	2.839		03/04/19	13,896,804
Barclays US CCP Funding LLC
15,000,000	2.377		12/14/18	14,986,607
9,000,000	2.818		02/25/19	8,940,100
Bedford Row Funding Corp.
4,300,000	3.103		10/16/19	4,182,925
6,000,000	3.136		10/18/19	5,835,512
Cancara Asset Securitisation LLC
15,000,000	2.901		04/30/19	14,819,303
5,342,000	3.005		05/28/19	5,264,228
Chariot Funding LLC
7,000,000	2.708		02/13/19	6,961,135
10,000,000	2.900		05/02/19	9,876,453
CHARTA, LLC
20,000,000	2.727		02/21/19	19,873,563
CNPC Finance (HK) Ltd.
10,000,000	2.611		12/03/18	9,997,996
Collateralized Commercial Paper II Co., LLC
20,000,000	3.191		10/22/19	19,440,548
5,167,000	3.309		11/25/19	5,001,553
DBS Bank Ltd.
20,000,000	2.573		01/08/19	19,946,982
Dexia Credit Local-New York Branch
25,000,000	2.644		05/07/19	24,707,590
DNB Bank ASA
18,000,000	2.453		01/17/19	17,942,448
DZ Bank AG Deutsche Zentral-Genossenschaftsbank
21,000,000	2.705		02/20/19	20,879,317
Erste Abwicklungsanstalt
10,000,000	2.643		01/29/19	9,958,500
10,000,000	2.675		02/11/19	9,947,845
5,000,000	2.608		02/20/19	4,970,059
Fairway Finance Company LLC
22,000,000	2.693		02/11/19	21,882,316
First Abu Dhabi Bank P.J.S.C.
15,000,000	2.736		02/04/19	14,927,455
15,000,000	2.735		02/05/19	14,926,216
20,000,000	2.736		02/06/19	19,900,002
Gotham Funding Corp.
21,950,000	2.788		02/25/19	21,804,814
J.P. Morgan Securities LLC
11,000,000	2.992		06/03/19	10,837,257
Kells Funding LLC
7,500,000	2.301		12/04/18	7,498,115
Landesbank Hessen-Thueringen Girozentrale
25,000,000	2.449		01/02/19	24,948,598
18,000,000	2.453		01/17/19	17,944,608
Liberty Street Funding LLC
12,600,000	2.401		01/11/19	12,563,926
LMA-Americas LLC
25,000,000	2.803		03/08/19	24,808,968
9,500,000	2.807		04/18/19	9,395,901
Macquarie Bank Ltd.
11,000,000	2.741		02/08/19	10,943,255
Matchpoint Finance PLC
10,000,000	2.807		04/18/19	9,887,603
10,000,000	3.057	(a)	06/03/19	9,845,011

Principal Amount	Interest Rate	Maturity Date	Value
Commercial Paper and Corporate Obligations – (continued)
Metlife Short Term Funding LLC
$15,217,000	2.551%	01/24/19	$ 15,159,344
Mitsubishi UFJ Trust and Banking Corp.-Singapore Branch
4,950,000	2.522	01/14/19	4,935,243
Mizuho Bank, Ltd.-New York Branch
10,000,000	2.762	02/26/19	9,932,411
National Australia Bank Ltd.
12,500,000	2.594	02/07/19	12,439,553
Nationwide Building Society
22,400,000	2.615	02/06/19	22,289,695
Natixis
40,000,000	2.555	01/31/19	39,829,018
Nederlandse Waterschapsbank N.V.
10,000,000	2.469	02/12/19	9,948,549
Nieuw Amsterdam Receivables Corp.
41,000,000	2.557	02/05/19	40,797,027
NRW.Bank
5,000,000	2.541	02/19/19	4,969,670
Old Line Funding Corp.
20,000,000	2.762	03/06/19	19,853,333
Oversea-Chinese Banking Corp., Ltd.
15,000,000	2.449	01/03/19	14,966,978
20,000,000	2.412	01/11/19	19,945,120
Ridgefield Funding Company LLC
12,000,000	2.551	01/15/19	11,961,758
15,000,000	2.725	02/01/19	14,932,459
Santander UK PLC
24,000,000	2.605	01/31/19	23,899,147
Sumitomo Mitsui Banking Corp.
8,000,000	2.656	02/01/19	7,965,616
10,000,000	2.762	02/22/19	9,938,447
Sumitomo Mitsui Trust Bank, Ltd.-Singapore Branch
15,000,000	2.469	01/03/19	14,967,657
25,000,000	2.804	03/07/19	24,816,913
Toronto-Dominion Bank (The)
12,300,000	3.136	10/18/19	11,962,799
United Overseas Bank Ltd.
10,000,000	2.666	02/12/19	9,946,741
30,000,000	2.557	02/15/19	29,832,076
Versailles Commercial Paper LLC
14,500,000	2.859	03/01/19	14,397,665
12,000,000	2.821	03/04/19	11,912,361
Victory Receivables Corp.
13,500,000	2.788	02/25/19	13,408,878

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS (Cost $944,652,965)			$ 944,523,922

Certificate of Deposit – 0.6%
Citibank N.A.
$20,000,000	2.430%	01/04/19	$ 20,001,419
(Cost $20,000,000)

Certificates of Deposit-Yankeedollar – 2.6%
Cooperatieve Rabobank U.A.
$15,000,000	2.390%	12/10/18	$ 15,000,746
KBC Bank NV
40,000,000	2.400	01/14/19	40,004,267
National Bank of Kuwait S.A.K.P
10,000,000	2.500	12/21/18	10,000,486
20,000,000	2.710	02/04/19	19,999,935

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Certificates of Deposit-Yankeedollar – (continued)
Sumitomo Mitsui Banking Corp.
$10,000,000	2.050%		05/03/19	$ 9,975,047

TOTAL CERTIFICATES OF DEPOSIT-YANKEEDOLLAR (Cost $94,967,350)				$ 94,980,481

Fixed Rate Municipal Debt Obligations – 0.8%
ABN AMRO Bank NV
$10,000,000	2.100	%(b)	01/18/19	$ 9,991,950
Santander UK PLC
11,000,000	2.500		03/14/19	10,986,544
Sumitomo Mitsui Banking Corp.
8,000,000	2.450		01/10/19	7,995,566

TOTAL FIXED RATE MUNICIPAL DEBT OBLIGATIONS (COST $28,981,485)				$ 28,974,060

Time Deposits – 9.7%
Australia & New Zealand Banking Group Ltd.
$50,000,000	2.250%		12/04/18	$ 50,005,388
60,000,000	2.250		12/05/18	60,008,066
Credit Agricole S.A.
100,000,000	2.180		12/03/18	100,000,000
Skandinaviska Enskilda Banken AB
146,500,000	2.180		12/03/18	146,500,000

TOTAL TIME DEPOSITS (Cost $356,500,000)				$ 356,513,454

U.S. Government Agency Obligation – 0.2%
Overseas Private Investment Corp. (USA) (3 Mo. U.S. T-Bill + 0.00%)
$8,427,506	2.360	%(c)	12/07/18	$ 8,427,506

TOTAL U.S. GOVERNMENT AGENCY OBLIGATION (Cost $8,427,506)				$ 8,427,506

U.S. Treasury Obligations – 2.6%
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.03%)
$19,500,000	2.417	%(c)	04/30/20	$ 19,507,281
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.04%)
74,800,000	2.427	(c)	07/31/20	74,830,714

TOTAL U.S. TREASURY OBLIGATIONS (Cost $94,293,932)				$ 94,337,995

Variable Rate Municipal Debt Obligations(d) – 3.5%
Alaska Housing Finance Corp. VRDN RB Refunding for State Capital Project Bonds II Series 2017 B
$8,000,000	2.260%		12/07/18	$ 8,000,000
BlackRock Municipal Bond Trust VRDN RB Putters Series 2012-T0014 (JPMorgan Chase N.A., LIQ)(b)
7,000,000	2.280		12/01/18	7,000,000
BlackRock MuniVest Fund II, Inc. VRDN RB Putters Series 2012-T0005 (JPMorgan Chase Bank N.A., LIQ)(b)
5,000,000	2.280		12/01/18	5,000,000

Principal Amount	Interest Rate	Maturity Date	Value
Variable Rate Municipal Debt Obligations(d) – (continued)
BlackRock MuniVest Fund, Inc. VRDN RB Putters Series 2012-T0007 (JPMorgan Chase Bank N.A., LIQ)
$30,000,000	2.280%	12/01/18	$ 30,000,000
City of Portland, Maine GO VRDN for Taxable Pension Bonds Series 2001 RMKT (Sumitomo Mitsui Banking Corp., SPA)
18,500,000	2.270	12/07/18	18,500,000
Providence Health & Services Obligated Group VRDN RB Series 2012-E (U.S. Bank N.A., SBPA)
30,300,000	2.420	12/07/18	30,300,000
Regents of the University of California VRDN RB Taxable Series 2011-Z-1
22,000,000	2.210	12/07/18	22,000,000
Triborough Bridge & Tunnel Authority VRDN Refunding Floating RB Series 2013 Subseries 2B RMKT (Bank of America N.A., LOC)
10,000,000	2.250	12/07/18	10,000,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS (Cost $130,800,000)			$ 130,800,000

Variable Rate Obligations(c) – 33.3%
Australia & New Zealand Banking Group Ltd. (1 Mo. LIBOR + 0.21%)
$4,000,000	2.528%	12/06/18	$ 4,000,198
Banco Del Estado De Chile (3 Mo. LIBOR + 0.08%)
17,000,000	2.461	12/27/18	17,001,200
Bank of Montreal (3 Mo. LIBOR + 0.33%)
18,000,000	2.664	06/12/19	18,015,762
Bank of Montreal (3 Mo. LIBOR + 0.21%)
20,000,000	2.751	11/01/19	19,998,065
Bank of Nova Scotia (The) (3 Mo. LIBOR + 0.28%)
9,300,000	2.618	03/20/19	9,304,310
Bank of Nova Scotia (The) (3 Mo. LIBOR + 0.10%)
32,000,000	2.473	03/25/19	31,998,139
Bedford Row Funding Corp. (3 Mo. LIBOR + 0.10%)
15,000,000	2.526	07/15/19	14,993,450
BNP Paribas-New York Branch (3 Mo. LIBOR + 0.10%)
20,000,000	2.514	07/10/19	19,989,149
BNZ International Funding Ltd. (3 Mo. LIBOR + 0.25%)
13,817,000	2.658	04/05/19	13,822,016
BNZ International Funding Ltd. (1 Mo. LIBOR + 0.31%)
12,000,000	2.627	08/08/19	12,000,069
Canadian Imperial Bank of Commerce (1 Mo. LIBOR + 0.35%)
15,000,000	2.668	11/05/19	14,998,638
Canadian Imperial Bank of Commerce (3 Mo. LIBOR + 0.20%)
32,500,000	2.741	05/01/19	32,510,592
Collateralized Commercial Paper Co., LLC (1 Mo. LIBOR + 0.28%)
10,150,000	2.579	03/01/19	10,154,425
Collateralized Commercial Paper II Co., LLC (3 Mo. LIBOR + 0.07%)
10,000,000	2.478	01/07/19	9,999,884
Collateralized Commercial Paper II Co., LLC (1 Mo. LIBOR + 0.27%)
10,000,000	2.586	01/07/19	10,001,806
Commonwealth Bank of Australia (3 Mo. LIBOR + 0.10%)
30,000,000	2.473	09/20/19	29,983,466
Cooperatieve Rabobank U.A. (1 Mo. LIBOR + 0.19%)
20,000,000	2.493	04/18/19	19,997,030
Credit Agricole Corporate and Investment Bank (3 Mo. LIBOR + 0.06%)
25,000,000	2.392	12/14/18	24,999,900
Credit Industriel et Commercial (3 Mo. LIBOR + 0.04%)
30,000,000	2.425	03/20/19	30,000,042
Credit Suisse AG (3 Mo. LIBOR + 0.17%)
13,450,000	2.566	10/01/19	13,447,727
DBS Bank Ltd. (1 Mo. LIBOR + 0.16%)
7,600,000	2.505	01/30/19	7,601,678
DNB Bank ASA (3 Mo. LIBOR + 0.10%)
35,000,000	2.473	09/23/19	34,991,477

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Variable Rate Obligations(c) – (continued)
ING (U.S.) Funding LLC (3 Mo. LIBOR + 0.11%)
$20,450,000	2.728%	05/10/19	$ 20,449,034
ING (U.S.) Funding LLC (3 Mo. LIBOR + 0.04%)
16,000,000	2.378	12/20/18	15,999,957
ING (U.S.) Funding LLC (3 Mo. LIBOR + 0.16%)
25,000,000	2.568	01/07/19	25,002,532
J.P. Morgan Securities LLC (1 Mo. LIBOR + 0.32%)
9,800,000	2.623	07/17/19	9,802,902
Macquarie Bank Ltd. (1 Mo. LIBOR + 0.19%)
25,000,000	2.505	02/22/19	24,995,111
Mizuho Bank, Ltd.-New York Branch (3 Mo. LIBOR + 0.10%)
20,000,000	2.498	04/03/19	19,997,897
Mizuho Bank, Ltd.-New York Branch (1 Mo. LIBOR + 0.15%)
60,000,000	2.457	12/14/18	60,004,807
Natixis-New York Branch (3 Mo. LIBOR + 0.18%)
20,000,000	2.847	06/06/19	19,999,652
10,000,000	2.850	06/10/19	10,000,000
Nordea Bank AB (3 Mo. LIBOR + 0.20%)
20,000,000	2.534	03/15/19	20,007,186
7,000,000	2.608	04/05/19	7,002,543
Old Line Funding Corp. (1 Mo. LIBOR + 0.20%)
20,000,000	2.515	04/22/19	19,998,683
Oversea-Chinese Banking Corp., Ltd. (3 Mo. LIBOR + 0.17%)
20,000,000	2.615	04/18/19	19,999,880
Oversea-Chinese Banking Corp., Ltd. (3 Mo. LIBOR + 0.21%)
5,000,000	2.697	10/24/19	4,998,648
Royal Bank of Canada (3 Mo. LIBOR + 0.17%)
17,000,000	2.487	06/07/19	17,001,695
Societe Generale (3 Mo. LIBOR + 0.16%)
15,000,000	2.634	04/24/19	14,999,319
Societe Generale (3 Mo. LIBOR + 0.20%)
10,000,000	2.782	08/05/19	9,999,269
15,450,000	2.877	08/21/19	15,448,842
Societe Generale (1 Mo. LIBOR + 0.18%)
11,957,000	2.494	02/11/19	11,959,817
Standard Chartered Bank (1 Mo. LIBOR + 0.20%)
12,000,000	2.503	03/19/19	12,001,324
Standard Chartered Bank (3 Mo. LIBOR + 0.21%)
15,175,000	2.884	06/10/19	15,175,000
Standard Chartered Bank (3 Mo. LIBOR + 0.08%)
20,000,000	2.446	12/24/18	20,001,294
Standard Chartered Bank (3 Mo. LIBOR + 0.06%)
35,000,000	2.446	03/21/19	34,993,865
State Street Bank & Trust Co. (1 Mo. LIBOR + 0.27%)
20,000,000	2.577	05/15/19	19,999,989
Sumitomo Mitsui Banking Corp. (3 Mo. LIBOR + 0.10%)
30,000,000	2.525	04/12/19	29,997,667
Sumitomo Mitsui Banking Corp. (3 Mo. LIBOR + 0.15%)
10,000,000	2.595	04/18/19	9,999,558
Sumitomo Mitsui Banking Corp. (3 Mo. LIBOR + 0.31%)
15,000,000	2.755	10/18/19	14,985,900
Sumitomo Mitsui Trust Bank Ltd. (3 Mo. LIBOR + 0.10%)
20,000,000	2.536	04/15/19	19,998,410
Svenska Handelsbanken AB (1 Mo. LIBOR + 0.31%)
2,250,000	2.625	08/23/19	2,249,754
Svenska Handelsbanken AB (1 Mo. LIBOR + 0.34%)
3,000,000	2.655	11/22/19	2,999,905
Svenska Handelsbanken AB (3 Mo. LIBOR + 0.20%)
15,000,000	2.608	04/09/19	15,005,105
Svenska Handelsbanken AB (3 Mo. LIBOR + 0.40%)
7,120,000	3.018	02/12/19	7,124,749
Swedbank AB (1 Mo. LIBOR + 0.29%)
25,000,000	2.605	07/25/19	24,998,401
Toronto-Dominion Bank (The) (1 Mo. LIBOR + 0.25%)
9,000,000	2.565	01/24/19	9,002,337

Principal Amount	Interest Rate		Maturity Date	Value
Variable Rate Obligations(c) – (continued)
Toronto-Dominion Bank (The) (3 Mo. LIBOR + 0.11%)
$15,000,000	2.476%		09/23/19	$ 14,989,242
Toronto-Dominion Bank (The) (3 Mo. LIBOR + 0.17%)
15,000,000	2.619		04/17/19	15,004,324
Toyota Finance Australia Limited (3 Mo. LIBOR + 0.08%)
5,000,000	2.494		07/02/19	4,999,414
Toyota Motor Finance (Netherlands) B.V. (3 Mo. LIBOR + 0.09%)
13,580,000	2.443		03/18/19	13,581,516
UBS AG-London Branch (1 Mo. LIBOR + 0.25%)
15,000,000	2.549		10/01/19	14,994,478
UBS AG-London Branch (1 Mo. LIBOR + 0.30%)
38,000,000	2.614		12/05/18	38,002,029
10,000,000	2.607		12/17/18	10,001,624
Wells Fargo Bank N.A. (3 Mo. LIBOR + 0.21%)
25,000,000	2.655		04/18/19	25,006,324
Wells Fargo Bank N.A. (1 Mo. LIBOR + 0.30%)
20,000,000	2.615		07/23/19	19,998,728
Wells Fargo Bank N.A. (1 Mo. LIBOR + 0.39%)
10,000,000	2.707	(a)	12/09/19	9,999,996
Wells Fargo Bank N.A. (3 Mo. LIBOR + 0.25%)
7,000,000	2.658		04/05/19	7,003,725
Westpac Banking Corp. (3 Mo. LIBOR + 0.10%)
20,000,000	2.474		09/20/19	19,992,109
Westpac Banking Corp. (1 Mo. LIBOR + 0.28%)
14,000,000	2.625		05/30/19	13,999,104
Westpac Banking Corp. (3 Mo. LIBOR + 0.18%)
25,000,000	2.762		10/31/19	24,997,608

TOTAL VARIABLE RATE OBLIGATIONS (Cost $1,218,655,181)				$1,218,580,276

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (Cost $2,897,278,419)				$2,897,139,113

Repurchase Agreements (e) – 21.4%
BNP Paribas (OBFR + 0.20%)
$20,000,000	2.390	%(c)	12/10/18	$ 20,000,000
Maturity Value: $20,831,189
Settlement Date: 03/24/17

Collateralized by mortgage-backed obligations, 4.515% to 8.015%, due 05/25/24 to 03/25/31, various asset-backed obligations, 5.015% to 9.232%, due 03/25/28 to 01/28/70, various corporate security issuers, 1.800% to 9.625%, due 03/15/19 to perpetual maturity and various sovereign debt security issuers, 4.625% to 6.250%, due 04/22/19 to 01/13/28. The aggregate market value of the collateral, including accrued interest, was $22,891,793.

Citigroup Global Markets, Inc. (3 Mo. LIBOR + 0.43%)
37,000,000	2.866	(c)(f)	03/08/19	37,000,000
Maturity Value: $37,527,345
Settlement Date: 09/10/18

Collateralized by mortgage-backed obligations, 0.000% to 7.000%, due 01/25/35 to 06/25/58 and various asset-backed obligations, 0.000% to 8.360%, due 01/17/20 to 08/15/56. The aggregate market value of the collateral, including accrued interest, was $40,700,001.

HSBC Bank PLC
60,000,000	2.390		12/03/18	60,000,158
Maturity Value: $60,011,950
Collateralized by various equity securities. The market value of the collateral, including accrued interest, was $64,800,010.

HSBC Securities (USA), Inc.
25,000,000	2.290		12/03/18	24,999,858

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreements(e) – (continued)
HSBC Securities (USA), Inc. – (continued)
Maturity Value: $25,004,771
Collateralized by various sovereign debt security issuers, 5.103% to 7.500%, due 04/22/26 to 04/23/48. The aggregate market value of the collateral, including accrued interest, was $26,292,103.
$60,000,000	2.390%	12/03/18	$ 60,000,158
Maturity Value: $60,011,950
Collateralized by various corporate security issuers, 2.000% to 10.750%, due 12/01/18 to perpetual maturity. The aggregate market value of the collateral, including accrued interest, was $66,013,146.

Joint Repurchase Agreement Account III
485,000,000	2.299	12/03/18	484,997,585
Maturity Value: $485,092,899

Merrill Lynch, Pierce, Fenner & Smith, Inc.
25,000,000	2.390	12/03/18	25,000,066
Maturity Value: $25,004,979

Collateralized by mortgage-backed obligations, 2.652% to 9.265%, due 01/25/24 to 10/15/51 and various asset-backed obligations, 2.620% to 3.589%, due 05/17/27 to 01/29/46. The aggregate market value of the collateral, including accrued interest, was $28,750,003.

MUFG Securities Americas Inc.
40,000,000	2.360	12/03/18	40,000,006
Maturity Value: $40,007,867

Collateralized by an Exchange-Traded Fund, various corporate security issuers, 0.125% to 2.000%, due 05/01/25 to 08/15/28 and various equity securities. The aggregate market value of the collateral, including accrued interest, was $43,202,193.

Wells Fargo Securities LLC
35,000,000	2.340	12/04/18	35,000,000
Maturity Value: $35,015,925
Settlement Date: 11/27/18
Collateralized by various corporate security issuers, 2.950% to 5.000%, due 10/30/24 to perpetual maturity. The aggregate market value of the collateral, including accrued interest, was $36,749,998.

TOTAL REPURCHASE AGREEMENTS (Cost $787,000,000)			$ 786,997,831

TOTAL INVESTMENTS – 100.2% (Cost $3,684,278,419)			$3,684,136,944

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%			(6,333,993)

NET ASSETS – 100.0%			$3,677,802,951

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.

(b)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At November 30, 2018, these securities amounted to $21,991,950 or approximately 0.6% of net assets.

(c)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on November 30, 2018.

(d)	Rate shown is that which is in effect on November 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(e)	Unless noted, all repurchase agreements were entered into on November 30, 2018. Additional information on Joint Repurchase Agreement Account III appears in the Additional Investment Information section.

(f) Security has been determined to be illiquid by the Investment Adviser. At November 30, 2018, these securities amounted to $37,000,000 or approximately 1.0% of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
GO	— General Obligation
LIBOR	— London Interbank Offered Rates
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MMY	— Money Market Yield
OBFR	— Overnight Bank Funding Rate
RB	— Revenue Bond
RMKT	— Remarketed
SBPA	— Standby Bond Purchase Agreement
SPA	— Stand-by Purchase Agreement
T-Bill	— Treasury Bill
VRDN	— Variable Rate Demand Notes

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

Schedule of Investments

November 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Treasury Obligations – 101.8%
United States Treasury Bills
$138,900,000	2.234%		12/06/18	$ 138,857,558
261,400,000	2.229		12/11/18	261,240,619
4,056,700,000	2.234		12/11/18	4,054,220,906
22,100,000	2.187		12/18/18	22,077,510
547,400,000	2.224		12/18/18	546,833,897
550,300,000	2.229		12/18/18	549,729,599
6,800,000,000	2.234		12/18/18	6,792,935,545
268,600,000	2.175		12/20/18	268,297,340
111,286,000	2.176		12/20/18	111,160,602
698,900,000	2.180		12/20/18	698,110,631
147,600,000	2.185		12/20/18	147,432,905
197,300,000	2.187		12/20/18	197,076,119
340,400,000	2.295		12/26/18	339,865,761
1,294,670,000	2.305		12/26/18	1,292,629,097
191,800,000	2.272		01/02/19	191,418,957
1,014,400,000	2.274		01/02/19	1,012,384,725
16,500,000	2.278		01/02/19	16,467,147
23,714,000	2.173		01/03/19	23,667,807
2,016,300,000	2.217		01/03/19	2,012,279,999
33,400,000	2.254		01/03/19	33,332,184
327,800,000	2.255		01/03/19	327,134,429
34,000,000	2.265		01/03/19	33,930,654
224,500,000	2.266		01/03/19	224,042,114
60,000,000	2.268		01/03/19	59,877,350
183,000,000	2.271		01/03/19	182,625,917
128,900,000	2.330		01/15/19	128,531,024
849,300,000	2.310		01/17/19	846,788,549
255,200,000	2.312		01/17/19	254,444,519
3,000,000,000	2.315		01/17/19	2,991,109,160
41,100,000	2.335		01/22/19	40,963,754
1,037,000,000	2.350		01/22/19	1,033,539,877
256,200,000	2.356		02/07/19	255,082,114
1,992,093,000	2.235		02/14/19	1,983,045,579
25,000,000	2.254		02/14/19	24,885,417
160,500,000	2.354		02/14/19	159,727,594
33,300,000	2.376		02/14/19	33,138,356
1,691,000,000	2.240		02/21/19	1,682,583,986
43,700,000	2.269		02/21/19	43,479,521
12,900,000	2.329		02/21/19	12,833,153
8,700,000	2.341		02/21/19	8,654,620
273,500,000	2.402		02/21/19	272,032,900
8,300,000	2.359		03/07/19	8,248,983
66,700,000	2.353		03/14/19	66,255,352
81,900,000	2.380		03/28/19	81,281,714
111,900,000	2.406		04/04/19	110,996,159
4,200,000	2.410		04/04/19	4,166,003
15,600,000	2.411		04/04/19	15,473,727
23,200,000	2.420		04/04/19	23,011,410
43,000,000	2.425		04/04/19	42,649,717
22,200,000	2.426		04/04/19	22,019,156
3,900,000	2.429		04/04/19	3,868,163
4,700,000	2.438	(a)	04/04/19	4,662,012
5,400,000	2.443	(a)	04/04/19	5,355,705
8,300,000	2.444		04/04/19	8,231,673
1,700,000	2.442		04/11/19	1,685,277
21,500,000	2.446		04/11/19	21,313,407
21,700,000	2.457		04/11/19	21,510,881
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.00%)
2,228,300,000	2.384	(b)	01/31/20	2,229,043,391
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.03%)
181,200,000	2.417	(b)	04/30/20	181,269,843
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.05%)
3,663,100,000	2.432	(a)(b)	10/31/19	3,665,384,158

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Treasury Obligations – (continued)
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.06%)
$6,059,300,000	2.444	%(b)	07/31/19	$ 6,063,191,042
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.07%)
5,345,000,000	2.454	(b)	04/30/19	5,347,586,304
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.14%)
6,492,425,000	2.524	(b)	01/31/19	6,494,614,583
United States Treasury Notes
203,000,000	1.500		12/31/18	202,861,014
343,800,000	1.125	(a)	01/31/19	343,098,779
135,700,000	1.500		01/31/19	135,497,416
215,800,000	0.750		02/15/19	215,065,008
203,700,000	2.750		02/15/19	203,833,513
283,200,000	1.125	(a)	02/28/19	282,320,320
571,000,000	1.375		02/28/19	569,572,161
1,059,640,000	1.500	(a)	02/28/19	1,057,357,387
784,200,000	1.250		03/31/19	781,017,500
620,900,000	1.625		03/31/19	619,131,756
215,800,000	3.125		05/15/19	216,386,523

TOTAL INVESTMENTS – 101.8%				$58,356,429,532

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.8)%				(1,039,529,568)

NET ASSETS – 100.0%				$57,316,899,964

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) All or a portion represents a forward commitment.

(b) Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on November 30, 2018.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
MMY	— Money Market Yield
T-Bill	— Treasury Bill

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments

November 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Treasury Obligations – 37.6%
United States Treasury Bills
$128,500,000	2.136%		01/03/19	$ 128,254,405
7,600,000	2.139		01/03/19	7,585,440
26,100,000	2.146		01/03/19	26,049,758
44,700,000	2.151		01/03/19	44,613,748
6,400,000	2.156		01/03/19	6,387,621
25,700,000	2.157		01/03/19	25,650,292
44,940,000	2.168		01/03/19	44,852,667
22,100,000	2.173		01/03/19	22,056,951
44,000,000	2.217		01/03/19	43,912,275
600,000	2.335		01/22/19	598,011
13,900,000	2.350		01/22/19	13,853,620
582,396,000	2.235		02/14/19	579,745,926
22,700,000	2.376		02/14/19	22,589,810
343,100,000	2.240		02/21/19	341,386,365
18,900,000	2.269		02/21/19	18,804,644
3,600,000	2.329		02/21/19	3,581,345
2,400,000	2.341		02/21/19	2,387,481
101,600,000	2.402		02/21/19	101,055,001
22,000,000	2.353		03/14/19	21,850,349
275,400,000	2.380		03/28/19	273,320,971
118,400,000	2.406		04/04/19	117,443,657
4,400,000	2.410		04/04/19	4,364,384
13,400,000	2.411		04/04/19	13,291,534
24,500,000	2.420		04/04/19	24,300,842
23,500,000	2.426		04/04/19	23,308,566
5,100,000	2.429		04/04/19	5,058,367
15,600,000	2.438	(a)	04/04/19	15,473,913
17,900,000	2.443	(a)	04/04/19	17,753,161
27,700,000	2.444		04/04/19	27,471,967
1,800,000	2.442		04/11/19	1,784,411
22,900,000	2.457		04/11/19	22,700,423
11,500,000	2.524		05/23/19	11,364,051
289,800,000	2.541		05/30/19	286,213,725
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.04%)
673,000,000	2.427	(b)	07/31/20	672,921,645
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.05%)(b)
762,900,000	2.432		10/31/19	762,952,858
550,000,000	2.429		10/31/20	550,010,304
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.06%)
332,000,000	2.444	(b)	07/31/19	332,056,146
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.07%)
1,181,100,000	2.454	(b)	04/30/19	1,181,233,308
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.14%)
182,300,000	2.524	(b)	01/31/19	182,344,759
United States Treasury Notes
8,500,000	1.125		01/31/19	8,482,337
9,100,000	1.500		01/31/19	9,086,323

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$ 5,998,153,361

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(c) – 55.8%
Bank of Montreal
$75,000,000	2.220	%(d)	12/03/18	$ 75,000,000
Maturity Value: $75,143,375
Settlement Date: 11/02/18

Collateralized by U.S. Treasury Bills, 0.000%, due 03/07/19 to 07/18/19, a U.S. Treasury Floating Rate Note, 2.444%, due 07/31/19, a U.S. Treasury Inflation-Indexed Bond, 2.375%, due 01/15/27 and U.S. Treasury Notes, 1.375% to 2.875%, due 05/31/21 to 08/15/27. The aggregate market value of the collateral, including accrued interest, was $76,500,011.

35,000,000	2.400	(d)	12/07/18	35,000,000
Maturity Value: $35,205,333
Settlement Date: 11/23/18

Collateralized by U.S. Treasury Bills, 0.000%, due 12/06/18 to 07/18/19, U.S. Treasury Bonds, 2.750% to 5.250%, due 02/15/29 to 11/15/47, a U.S. Treasury Floating Rate Note, 2.524%, due 01/31/19 and U.S. Treasury Notes, 1.250% to 2.875%, due 12/31/18 to 08/15/27. The aggregate market value of the collateral, including accrued interest, was $35,700,034.

75,000,000	2.400	(d)	12/07/18	75,000,000
Maturity Value: $75,445,000
Settlement Date: 11/14/18

Collateralized by U.S. Treasury Bills, 0.000%, due 03/28/19 to 08/15/19, a U.S. Treasury Bond, 3.875%, due 08/15/40, U.S. Treasury Inflation-Indexed Bonds, 1.000% to 2.375%, due 01/15/27 to 02/15/46 and U.S. Treasury Notes, 1.375% to 3.625%, due 08/15/19 to 11/15/26. The aggregate market value of the collateral, including accrued interest, was $76,500,077.

BNP Paribas
650,000,000	2.300		12/03/18	650,000,000
Maturity Value: $650,124,583
Collateralized by a U.S. Treasury Inflation-Indexed Note, 0.125%, due 07/15/24. The market value of the collateral, including accrued interest, was $663,000,000.
138,500,000	2.210	(d)	12/07/18	138,500,000
Maturity Value: $139,214,199
Settlement Date: 09/27/18

Collateralized by U.S. Treasury Bonds, 3.000% to 8.125%, due 08/15/19 to 08/15/44, U.S. Treasury Notes, 1.375% to 2.875%, due 05/31/20 to 11/30/25 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 08/15/29. The aggregate market value of the collateral, including accrued interest, was $141,270,040.

115,000,000	2.400	(d)	12/07/18	115,000,000
Maturity Value: $115,705,334
Settlement Date: 11/27/18

Collateralized by U.S. Treasury Bonds, 3.125% to 8.000%, due 11/15/21 to 08/15/43, U.S. Treasury Inflation-Indexed Bonds, 0.750% to 2.500%, due 01/15/29 to 02/15/45, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/21 to 05/15/36 and U.S. Treasury Notes, 1.375% to 1.625%, due 11/30/19 to 10/15/20. The aggregate market value of the collateral, including accrued interest, was $117,300,001.

BNP Paribas (Overnight Treasury + 0.02%)
700,000,000	2.300	(b)(d)	12/01/18	700,000,000
Maturity Value: $745,974,453
Settlement Date: 02/23/16

Collateralized by U.S. Treasury Bills, 0.000%, due 01/17/19 to 04/25/19, U.S. Treasury Bonds, 2.750% to 8.125%, due 08/15/19 to 08/15/47, a U.S. Treasury Inflation-Indexed Bond, 0.750%, due 02/15/45, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 05/15/19 to 11/15/45, U.S. Treasury Notes, 1.000% to 2.875%, due 04/30/19 to 11/30/25 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 02/15/23 to 02/15/47. The aggregate market value of the collateral, including accrued interest, was $714,000,001.

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Repurchase Agreements(c) – (continued)
CIBC Wood Gundy Securities
$500,000,000	2.280%	12/03/18	$ 500,000,000
Maturity Value: $500,095,000

Collateralized by U.S. Treasury Bonds, 2.500% to 3.750%, due 11/15/43 to 02/15/48, U.S. Treasury Inflation-Indexed Notes, 0.125%, due 04/15/20 to 04/15/22 and U.S. Treasury Notes, 1.375% to 2.875%, due 04/30/20 to 10/31/24. The aggregate market value of the collateral, including accrued interest, was $510,000,041.

Credit Agricole Corporate and Investment Bank
100,000,000	2.230	12/03/18	100,000,000
Maturity Value: $100,018,583

Collateralized by a U.S. Treasury Bond, 3.750%, due 11/15/43 and U.S. Treasury Notes, 1.875% to 2.875%, due 07/15/21 to 07/31/25. The aggregate market value of the collateral, including accrued interest, was $102,000,075.

200,000,000	2.280	12/03/18	200,000,000
Maturity Value: $200,038,000

Collateralized by a U.S. Treasury Inflation-Indexed Note, 2.125%, due 01/15/19 and U.S. Treasury Notes, 2.000% to 2.875%, due 02/29/20 to 11/30/25. The aggregate market value of the collateral, including accrued interest, was $204,000,045.

Daiwa Capital Markets America, Inc.
115,502,450	2.290	12/03/18	115,502,450
Maturity Value: $115,524,492
Collateralized by a U.S. Treasury Bond, 3.000%, due 11/15/45. The market value of the collateral, including accrued interest, was $117,812,499.
231,311,270	2.290	12/03/18	231,311,270
Maturity Value: $231,355,412
Collateralized by a U.S. Treasury Bond, 3.000%, due 05/15/45. The market value of the collateral, including accrued interest, was $235,937,495.
253,186,280	2.290	12/03/18	253,186,280
Maturity Value: $253,234,596
Collateralized by a U.S. Treasury Bond, 3.375%, due 05/15/44. The market value of the collateral, including accrued interest, was $258,250,006.

Fixed Income Clearing Corp.
140,000,000	2.150	12/03/18	140,000,000
Maturity Value: $140,025,083

Collateralized by U.S. Treasury Inflation-Indexed Notes, 0.125% to 0.625%, due 04/15/22 to 04/15/23 and U.S. Treasury Notes, 2.000% to 2.875%, due 05/31/24 to 11/30/25. The aggregate market value of the collateral, including accrued interest, was $142,800,088.

280,000,000	2.300	12/03/18	280,000,000
Maturity Value: $280,053,667

Collateralized by a U.S. Treasury Inflation-Indexed Note, 0.125%, due 04/15/22 and U.S. Treasury Notes, 1.125% to 2.250%, due 11/30/20 to 12/31/23. The aggregate market value of the collateral, including accrued interest, was $285,600,067.

HSBC Bank PLC
2,700,000,000	2.290	12/03/18	2,700,000,000
Maturity Value: $2,700,515,250

Collateralized by U.S. Treasury Bonds, 0.750% to 8.000%, due 11/15/21 to 05/15/47 and U.S. Treasury Notes, 0.625% to 3.625%, due 03/15/19 to 08/15/27. The aggregate market value of the collateral, including accrued interest, was $2,754,000,020.

ING Financial Markets LLC
80,000,000	2.280	12/03/18	80,000,000
Maturity Value: $80,015,200

Collateralized by a U.S. Treasury Bond, 3.125%, due 05/15/48, a U.S. Treasury Inflation-Indexed Bond, 2.125%, due 02/15/40, a U.S. Treasury Inflation-Indexed Note, 1.125%, due 01/15/21 and U.S. Treasury Notes, 1.250% to 2.875%, due 05/31/19 to 02/15/26. The aggregate market value of the collateral, including accrued interest, was $81,600,027.

350,000,000	2.280	12/03/18	350,000,000

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(c) – (continued)
ING Financial Markets LLC – (continued)
Maturity Value: $350,066,500

Collateralized by a U.S. Treasury Bill, 0.000%, due 07/18/19, U.S. Treasury Bonds, 2.250% to 3.500%, due 02/15/39 to 11/15/48, a U.S. Treasury Inflation-Indexed Bond, 2.125%, due 02/15/40, a U.S. Treasury Inflation-Indexed Note, 0.125%, due 04/15/20 and U.S. Treasury Notes, 0.750% to 3.375%, due 04/30/19 to 08/15/28. The aggregate market value of the collateral, including accrued interest, was $357,000,036.

Joint Repurchase Agreement Account I
$1,000,000,000	2.280%		12/03/18	$ 1,000,000,000
Maturity Value: $1,000,190,000

Merrill Lynch, Pierce, Fenner & Smith, Inc.
100,000,000	2.230		12/03/18	100,000,000
Maturity Value: $100,018,583
Collateralized by U.S. Treasury Notes, 1.750% to 2.625%, due 08/31/20 to 04/30/22. The aggregate market value of the collateral, including accrued interest, was $102,000,042.

MUFG Securities Americas, Inc. (Overnight Treasury + 0.02%)
300,000,000	2.300	(b)	12/10/18	300,000,000
Maturity Value: $300,805,000
Settlement Date: 10/29/18

Collateralized by U.S. Treasury Bills, 0.000%, due 12/20/18 to 11/07/19, U.S. Treasury Bonds, 2.500% to 8.750%, due 05/15/20 to 11/15/47, U.S. Treasury Floating Rate Notes, 2.417% to 2.427%, due 04/30/20 to 07/31/20, U.S. Treasury Inflation-Indexed Bonds, 1.000% to 3.625%, due 04/15/28 to 02/15/48, a U.S. Treasury Inflation-Indexed Note, 0.375%, due 01/15/27, U.S. Treasury Notes, 1.125% to 3.125%, due 10/31/19 to 11/15/28 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 02/15/43 to 08/15/46. The aggregate market value of the collateral, including accrued interest, was $306,000,013.

Natixis-New York Branch
150,000,000	2.410	(d)	12/07/18	150,000,000
Maturity Value: $150,913,791
Settlement Date: 11/29/18

Collateralized by U.S. Treasury Bonds, 2.500% to 6.625%, due 02/15/27 to 05/15/46, U.S. Treasury Inflation-Indexed Bonds, 1.750% to 2.500%, due 01/15/26 to 01/15/29, U.S. Treasury Inflation-Indexed Notes, 0.125% to 0.625%, due 04/15/20 to 01/15/26 and U.S. Treasury Notes, 1.375% to 2.750%, due 12/31/19 to 10/31/24. The aggregate market value of the collateral, including accrued interest, was $153,000,055.

Norinchukin Bank
85,000,000	2.300	(e)	12/13/18	85,000,000
Maturity Value: $85,423,583
Settlement Date: 09/26/18

Collateralized by a U.S. Treasury Bond, 6.125%, due 08/15/29 and U.S. Treasury Inflation-Indexed Notes, 0.375% to 1.125%, due 01/15/21 to 01/15/27. The aggregate market value of the collateral, including accrued interest, was $86,700,008.

35,000,000	2.490	(e)	03/07/19	35,000,000
Maturity Value: $35,275,975
Settlement Date: 11/13/18
Collateralized by U.S. Treasury Inflation-Indexed Notes, 0.375% to 1.125%, due 01/15/21 to 01/15/27. The aggregate market value of the collateral, including accrued interest, was $35,700,062.

Prudential Insurance Company of America (The)
7,053,750	2.310		12/03/18	7,053,750
Maturity Value: $7,055,108
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 05/15/26. The market value of the collateral, including accrued interest, was $7,194,825.
9,944,125	2.310		12/03/18	9,944,125

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Repurchase Agreements(c) – (continued)
Prudential Insurance Company of America (The) – (continued)
Maturity Value: $9,946,039
Collateralized by a U.S. Treasury Bond, 6.625%, due 02/15/27. The market value of the collateral, including accrued interest, was $10,143,008.
$10,367,500	2.310%	12/03/18	$ 10,367,500
Maturity Value: $10,369,496
Collateralized by a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 11/15/45. The market value of the collateral, including accrued interest, was $10,574,850.
11,512,500	2.310	12/03/18	11,512,500
Maturity Value: $11,514,716
Collateralized by a U.S. Treasury Bond, 7.250%, due 08/15/22. The market value of the collateral, including accrued interest, was $11,742,750.
41,531,250	2.310	12/03/18	41,531,250
Maturity Value: $41,539,245
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 05/15/36. The market value of the collateral, including accrued interest, was $42,361,875.
65,340,000	2.310	12/03/18	65,340,000
Maturity Value: $65,352,578
Collateralized by a U.S. Treasury Bond, 2.875%, due 05/15/43. The market value of the collateral, including accrued interest, was $66,646,800.
127,725,000	2.310	12/03/18	127,725,000
Maturity Value: $127,749,587
Collateralized by a U.S. Treasury Floating Rate Note, 2.427%, due 07/31/20. The market value of the collateral, including accrued interest, was $130,279,500.

Wells Fargo Securities LLC
200,000,000	2.230	12/03/18	200,000,000
Maturity Value: $200,037,167

Collateralized by a U.S. Treasury Bill, 0.000%, due 11/07/19 and U.S. Treasury Notes, 1.875% to 3.125%, due 05/15/19 to 03/31/23. The aggregate market value of the collateral, including accrued interest, was $204,000,044.

20,000,000	2.280	12/03/18	20,000,000
Maturity Value: $20,003,800

Collateralized by a U.S. Treasury Bill, 0.000%, due 08/15/19, a U.S. Treasury Bond, 8.750%, due 08/15/20 and U.S. Treasury Notes, 1.375% to 1.750%, due 12/15/19 to 10/31/23. The aggregate market value of the collateral, including accrued interest, was $20,400,007.

TOTAL REPURCHASE AGREEMENTS			$ 8,901,974,125

TOTAL INVESTMENTS – 93.4%			$14,900,127,486

OTHER ASSETS IN EXCESS OF LIABILITIES – 6.6%			1,056,923,427

NET ASSETS – 100.0%			$15,957,050,913

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.

(b)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on November 30, 2018.

(c)	Unless noted, all repurchase agreements were entered into on November 30, 2018. Additional information on Joint Repurchase Agreement Account I appears in the Additional Investment Information section.

(d)	The instrument is subject to a demand feature.

(e) Security has been determined to be illiquid by the Investment Adviser. At November 30, 2018, these securities amounted to $120,000,000 or approximately 0.8% of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
MMY	— Money Market Yield
T-Bill	— Treasury Bill

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE TREASURY SOLUTIONS FUND

Schedule of Investments

November 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Treasury Obligations – 101.8%
United States Treasury Bills
$3,700,000	2.219%		12/06/18	$ 3,698,877
13,800,000	2.224		12/06/18	13,795,803
100,000,000	2.234		12/06/18	99,969,444
67,600,000	2.197		12/11/18	67,559,346
38,100,000	2.218		12/11/18	38,076,875
33,100,000	2.224		12/11/18	33,079,864
79,200,000	2.229		12/11/18	79,151,710
774,300,000	2.234		12/11/18	773,826,817
2,500,000	2.187		12/18/18	2,497,456
57,300,000	2.229		12/18/18	57,240,607
1,100,000,000	2.234		12/18/18	1,098,857,221
24,936,000	2.171		12/20/18	24,907,968
40,800,000	2.175		12/20/18	40,754,026
42,300,000	2.176		12/20/18	42,252,336
107,500,000	2.180		12/20/18	107,378,585
16,000,000	2.185		12/20/18	15,981,887
37,200,000	2.187		12/20/18	37,157,788
52,900,000	2.295		12/26/18	52,816,976
35,000,000	2.305		12/26/18	34,944,826
183,500,000	2.274		01/02/19	183,135,447
6,900,000	2.278		01/02/19	6,886,261
322,764,000	2.217		01/03/19	322,120,489
10,500,000	2.254		01/03/19	10,478,681
102,700,000	2.255		01/03/19	102,491,476
1,000,000	2.265		01/03/19	997,960
8,500,000	2.266		01/03/19	8,482,664
6,800,000	2.271		01/03/19	6,786,100
14,500,000	2.330		01/15/19	14,458,494
409,100,000	2.310		01/17/19	407,890,257
40,100,000	2.312		01/17/19	39,981,290
250,000,000	2.315		01/17/19	249,259,097
4,600,000	2.335		01/22/19	4,584,751
147,700,000	2.350		01/22/19	147,207,174
105,400,000	2.351		01/31/19	104,987,447
39,000,000	2.356		02/07/19	38,829,830
306,477,500	2.235		02/14/19	305,085,582
25,000,000	2.354		02/14/19	24,879,688
5,200,000	2.376		02/14/19	5,174,758
255,000,000	2.240		02/21/19	253,730,879
6,900,000	2.269		02/21/19	6,865,188
2,000,000	2.329		02/21/19	1,989,636
1,300,000	2.341		02/21/19	1,293,219
41,800,000	2.402		02/21/19	41,575,778
1,300,000	2.359		03/07/19	1,292,009
10,500,000	2.353		03/14/19	10,430,003
12,400,000	2.380		03/28/19	12,306,388
16,900,000	2.406		04/04/19	16,763,495
600,000	2.410		04/04/19	595,143
2,400,000	2.411		04/04/19	2,380,573
3,500,000	2.420		04/04/19	3,471,549
6,500,000	2.425		04/04/19	6,447,050
3,400,000	2.426		04/04/19	3,372,303
600,000	2.429		04/04/19	595,102
700,000	2.438	(a)	04/04/19	694,342
800,000	2.443	(a)	04/04/19	793,441
1,300,000	2.444		04/04/19	1,289,298
300,000	2.442		04/11/19	297,402
3,300,000	2.446		04/11/19	3,271,360
3,300,000	2.457		04/11/19	3,271,240
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.00%)
349,800,000	2.384	(b)	01/31/20	349,916,970

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Treasury Obligations – (continued)
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.03%)
$17,600,000	2.417	%(b)	04/30/20	$ 17,606,784
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.05%)
496,500,000	2.432	(a)(b)	10/31/19	496,844,920
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.06%)
935,737,000	2.444	(b)	07/31/19	936,323,467
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.07%)
1,110,600,000	2.454	(b)	04/30/19	1,110,991,211
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.14%)
1,047,800,000	2.524	(b)	01/31/19	1,048,150,879
United States Treasury Notes
56,900,000	1.125	(a)	01/31/19	56,783,948
14,000,000	1.500		01/31/19	13,979,092
34,200,000	0.750		02/15/19	34,083,518
32,300,000	2.750		02/15/19	32,321,171
44,700,000	1.125	(a)	02/28/19	44,561,192
78,800,000	1.375		02/28/19	78,602,796
168,600,000	1.500	(a)	02/28/19	168,236,894
109,100,000	1.250		03/31/19	108,657,186
157,800,000	1.625		03/31/19	157,351,079
34,200,000	3.125		05/15/19	34,292,952

TOTAL INVESTMENTS – 101.8%				$9,669,095,315

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.8)%				(166,877,371)

NET ASSETS – 100.0%				$9,502,217,944

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) All or a portion represents a forward commitment.

(b) Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on November 30, 2018.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
MMY	— Money Market Yield
T-Bill	— Treasury Bill

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT I — At November 30, 2018, certain Funds had undivided interests in the Joint Repurchase Agreement Account I with a maturity date of December 3, 2018, as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation
Government	$900,000,000	$900,171,000	$918,023,042
Treasury Obligations	1,000,000,000	1,000,190,000	1,020,025,603

REPURCHASE AGREEMENTS — At November 30, 2018, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account I were as follows:

Counterparty	Interest Rate	Government	Treasury Obligations
Bank of Nova Scotia (The)	2.280%	$118,421,053	$131,578,947
Citigroup Global Markets, Inc.	2.280	142,105,263	157,894,737
Credit Agricole Corporate and Investment Bank	2.280	165,789,474	184,210,526
Wells Fargo Securities, LLC	2.280	473,684,210	526,315,790
TOTAL		$900,000,000	$1,000,000,000

At November 30, 2018, the Joint Repurchase Agreement Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
U.S. Treasury Bills	0.000%	12/06/18 to 11/07/19
U.S. Treasury Bonds	2.500 to 8.875	02/15/19 to 08/15/47
U.S. Treasury Inflation-Indexed Bonds	0.750 to 2.375	01/15/26 to 02/15/42
U.S. Treasury Inflation-Indexed Notes	0.125 to 0.625	04/15/20 to 01/15/28
U.S. Treasury Notes	0.875 to 2.875	12/15/18 to 11/15/26

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

JOINT REPURCHASE AGREEMENT ACCOUNT III — At November 30, 2018, certain Funds had undivided interests in the Joint Repurchase Agreement Account III with a maturity date of December 3, 2018, as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation
Government	$5,376,200,000	$5,377,229,784	$5,536,373,314
Money Market	1,840,000,000	1,840,352,443	1,894,819,184
Prime Obligations	485,000,000	485,092,899	499,449,622

REPURCHASE AGREEMENTS — At November 30, 2018, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account III were as follows:

Counterparty	Interest Rate	Government	Money Market	Prime Obligations
ABN Amro Bank N.V.	2.320%	$459,223,917	$157,169,006	$41,427,700
Bank of America, N.A.	2.290	328,017,084	112,263,575	29,591,214
Bank of Nova Scotia (The)	2.300	1,312,068,334	449,054,301	118,364,857
BNP Paribas	2.300	423,142,038	144,820,012	38,172,666
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.290	1,377,671,751	471,507,017	124,283,099
Wells Fargo Securities, LLC	2.300	1,476,076,876	505,186,089	133,160,464
TOTAL		$5,376,200,000	$1,840,000,000	$485,000,000
At November 30, 2018, the Joint Repurchase Agreement Account III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Farm Credit Bank	3.130 to 4.150%	06/27/33 to 06/02/36
Federal Home Loan Bank	2.195 to 2.875	12/21/18 to 09/11/20
Federal Home Loan Mortgage Corp.	2.000 to 8.500	05/01/21 to 12/01/48
Federal National Mortgage Association	0.000 to 7.500	12/03/18 to 12/01/48
Federal National Mortgage Association Stripped Securities	0.000	05/15/29
Government National Mortgage Association	2.500 to 8.500	10/15/26 to 11/20/48
Tennessee Valley Authority	0.000 to 1.875	06/15/19 to 08/15/22
U.S. Treasury Bonds	3.000 to 8.500	08/15/19 to 08/15/48
U.S. Treasury Interest-Only Stripped Securities	0.000	11/15/31
U.S. Treasury Notes	1.750 to 2.875	11/15/20 to 08/15/28

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The investment valuation policy of the Funds, except for Financial Square (“FSQ”) Money Market Fund and FSQ Prime Obligations Fund (the “Institutional Money Market Funds”), is to use the amortized-cost method permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Act”), for valuing portfolio securities. The amortized-cost method of valuation involves valuing a security at its cost and thereafter applying a constant accretion or amortization to maturity of any discount or premium. Normally, a security’s amortized cost will approximate its market value. Under procedures and tolerances approved by the Board of Trustees (“Trustees”), Goldman Sachs Asset Management L.P. (“GSAM”) evaluates daily the difference between each Fund’s net asset value (“NAV”) per share using the amortized costs of its portfolio securities and the Fund’s NAV per share using market-based values of its portfolio securities. The Institutional Money Market Funds’ investment valuation policy is to value its portfolio securities only at market-based values. The market-based value of a portfolio security is determined, where readily available, on the basis of market quotations provided by pricing services or securities dealers, or, where accurate market quotations are not readily available, on the basis of the security’s fair value as determined in accordance with Valuation Procedures approved by the Trustees. The pricing services may use valuation models or matrix pricing, which may consider (among other things): (i) yield or price with respect to debt securities that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value.

Investments and Fair Value Measurements — Accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Trustees have approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation (including both the amortized cost and market-based methods of valuation) of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies related to the market-based method of valuation, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

As of November 30, 2018, all investments and repurchase agreements, other than those held by the Institutional Money Market Funds, are classified as Level 2 of the fair value hierarchy. All investments for the Institutional Money Market Funds are classified as Level 2, with the exception of treasury securities of G8 countries which are generally classified as Level 1. Please refer to the Schedules of Investments for further detail.

Forward Commitments — A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of forward commitments prior to settlement which may result in a realized gain or loss.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default, and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

The Funds’ risks include, but are not limited to, the following:

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that a Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Interest Rate Risk — When interest rates increase, a Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to a Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price (or, for the Institutional Money Market Funds, minimize the volatility of the Fund’s NAV per share). The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Tax Information — At November 30, 2018, the aggregate cost for each Fund stated in the accompanying Schedule of Investments also approximates the aggregate cost for U.S. federal income tax purposes.

INVESTOR MONEY MARKET FUND

Schedule of Investments

November 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Commercial Paper and Corporate Obligations – 27.4%
Albion Capital LLC
$6,000,000	2.303%	12/07/18	$ 5,997,730
7,000,000	2.687	01/22/19	6,973,307
Alpine Securitization LLC
7,000,000	2.380	01/14/19	7,000,000
ANZ New Zealand International Ltd. (London)
6,050,000	2.811	03/08/19	6,005,171
Atlantic Asset Securitization LLC
6,000,000	2.839	03/04/19	5,956,910
Barclays US CCP Funding LLC
3,000,000	2.377	12/14/18	2,997,476
3,000,000	2.818	02/25/19	2,980,220
Barton Capital S.A.
2,800,000	2.345	12/06/18	2,799,105
5,000,000	2.607	01/14/19	4,984,356
BASF SE
6,000,000	2.396	12/27/18	5,989,817
Cancara Asset Securitisation LLC
1,500,000	2.901	04/30/19	1,482,375
1,026,000	3.005	05/28/19	1,011,187
Cancara Asset Securitisation Ltd.
3,000,000	3.037	06/03/19	2,954,767
Chariot Funding LLC
3,000,000	2.708	02/13/19	2,983,658
CHARTA, LLC
5,500,000	2.727	02/21/19	5,466,551
CNPC Finance (HK) Ltd.
2,000,000	2.611	12/03/18	1,999,714
Collateralized Commercial Paper II Co., LLC
993,000	3.309	11/25/19	961,708
CRC Funding, LLC
5,500,000	2.727	02/21/19	5,466,551
Dexia Credit Local-New York Branch
4,000,000	2.468	12/11/18	3,997,333
3,500,000	2.644	05/07/19	3,460,925
DNB Bank ASA
7,000,000	2.376	01/07/19	6,983,273
Export Development Canada
3,000,000	2.423	01/02/19	2,993,680
Federation des caisses Desjardins du Quebec
3,000,000	3.102	08/13/19	2,936,462
First Abu Dhabi Bank P.J.S.C.
3,000,000	2.736	02/04/19	2,985,483
4,000,000	2.735	02/05/19	3,980,347
Gotham Funding Corp.
2,500,000	2.346	12/18/18	2,497,285
2,500,000	2.357	12/18/18	2,497,273
J.P. Morgan Securities LLC
2,000,000	2.992	06/03/19	1,970,356
Kells Funding LLC
8,000,000	2.423	01/18/19	7,974,720
Landesbank Hessen-Thueringen Girozentrale
4,000,000	2.453	01/17/19	3,987,467
LMA-Americas LLC
4,000,000	2.870	03/05/19	3,970,651
Macquarie Bank Ltd.
3,000,000	2.547	02/11/19	2,985,120
Matchpoint Finance PLC
5,000,000	2.607	02/12/19	4,974,146
2,000,000	2.807	04/18/19	1,979,070
3,500,000	3.004	05/13/19	3,453,726
Mitsubishi UFJ Trust and Banking Corp.-Singapore Branch
1,800,000	2.522	01/14/19	1,794,566
3,000,000	2.522	01/18/19	2,990,120

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Commercial Paper and Corporate Obligations – (continued)
Mizuho Bank, Ltd.-New York Branch
$2,000,000	2.762%	02/26/19	$ 1,986,950
Natixis
7,000,000	2.555	01/31/19	6,970,347
Nederlandse Waterschapsbank N.V.
3,000,000	2.469	02/12/19	2,985,339
Nieuw Amsterdam Receivables Corp.
5,000,000	2.402	01/08/19	4,987,597
5,000,000	2.557	02/05/19	4,977,083
NRW.Bank
2,000,000	2.541	02/19/19	1,988,978
Ridgefield Funding Company LLC
3,000,000	2.432	12/03/18	2,999,603
3,000,000	2.551	01/15/19	2,990,625
Santander UK PLC
3,000,000	2.605	01/31/19	2,987,037
Sumitomo Mitsui Banking Corp.
2,500,000	2.762	02/22/19	2,484,438
Sumitomo Mitsui Trust Bank, Ltd.-Singapore Branch
3,500,000	2.804	03/07/19	3,474,427
Toronto-Dominion Bank (The)
5,000,000	2.469	01/07/19	4,987,564
2,200,000	3.136	10/18/19	2,141,150
United Overseas Bank Ltd.
1,750,000	2.666	02/12/19	1,740,738
5,000,000	2.557	02/15/19	4,973,611
Versailles Commercial Paper LLC
3,000,000	2.788	03/01/19	2,979,525
2,000,000	2.821	03/04/19	1,985,533

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS			$200,063,151

Certificate of Deposit – 0.5%
Citibank N.A.
$3,500,000	2.430%	01/04/19	$ 3,500,000

Certificates of Deposit-Eurodollar – 5.6%
ABN AMRO Bank NV
$7,000,000	2.420%	01/02/19	$ 7,000,000
Credit Industriel et Commercial
4,000,000	2.560	01/25/19	4,000,030
KBC Bank NV
5,000,000	2.370	12/10/18	5,000,006
2,000,000	2.480	01/17/19	2,000,013
3,000,000	2.500	01/22/19	3,000,022
3,000,000	2.520	01/24/19	3,000,022
Mitsubishi UFJ Trust and Banking Corp.
4,000,000	2.525	01/28/19	3,983,868
Mizuho Bank, Ltd.-London Branch
4,000,000	2.360	12/19/18	3,995,310
Standard Chartered Bank-London Branch
7,000,000	2.500	01/22/19	7,000,000
Sumitomo Mitsui Trust Bank Ltd.
2,000,000	2.485	01/18/19	1,993,431

TOTAL CERTIFICATES OF DEPOSIT-EURODOLLAR			$ 40,972,702

Certificates of Deposit-Yankeedollar – 2.5%
Cooperatieve Rabobank U.A.
$5,000,000	2.390%	12/10/18	$ 5,000,000

INVESTOR MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Certificates of Deposit-Yankeedollar – (continued)
National Bank of Kuwait S.A.K.P
$5,000,000	2.710%		02/04/19	$ 5,000,000
3,000,000	2.800		03/01/19	3,000,000
Norinchukin Bank (The)
5,000,000	2.280		12/12/18	5,000,000

TOTAL CERTIFICATES OF DEPOSIT-YANKEEDOLLAR				$ 18,000,000

Fixed Rate Municipal Debt Obligations- 1.4%
National Bank of Canada
$3,000,000	2.100%		12/14/18	$ 2,999,703
Santander UK PLC
2,000,000	2.500		03/14/19	1,998,117
Sumitomo Mitsui Banking Corp.
5,500,000	2.450		01/10/19	5,499,744

TOTAL FIXED RATE MUNICIPAL DEBT OBLIGATIONS				$ 10,497,564

U.S. Treasury Obligations – 5.0%
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.00%)
$12,300,000	2.384	%(a)	01/31/20	$ 12,296,867
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.03%)
8,500,000	2.417	(a)	04/30/20	8,500,567
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.04%)
15,700,000	2.427	(a)	07/31/20	15,698,559

TOTAL U.S. TREASURY OBLIGATIONS				$ 36,495,993

Variable Rate Municipal Debt Obligations(b) – 4.5%
Alaska Housing Finance Corp. VRDN RB Refunding for State Capital Project Bonds II Series 2017 B
$2,000,000	2.260%		12/07/18	$ 2,000,000
BlackRock Municipal Bond Trust VRDN RB Putters Series 2012-T0014 (JPMorgan Chase N.A., LIQ)(c)
4,000,000	2.280		12/01/18	4,000,000
BlackRock MuniVest Fund II, Inc. VRDN RB Putters Series 2012-T0005 (JPMorgan Chase Bank N.A., LIQ)(c)
4,000,000	2.280		12/01/18	4,000,000
City of Portland, Maine GO VRDN for Taxable Pension Bonds Series 2001 RMKT (Sumitomo Mitsui Banking Corp., SPA)
2,970,000	2.270		12/07/18	2,970,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2011 E (GTY AGMT - Chevron Corp.)
8,000,000	1.710		12/01/18	7,999,208
Providence St. Joseph Health Obligated Group VRDN Series 16G (U.S. Bank N.A., SPA)
5,000,000	2.300		12/07/18	5,000,000
Regents of the University of California VRDN RB Taxable Series 2011-Z-1
3,530,000	2.210		12/07/18	3,530,000
Triborough Bridge & Tunnel Authority VRDN Refunding Floating RB Series 2013 Subseries 2B RMKT (Bank of America N.A., LOC)
3,000,000	2.250		12/07/18	3,000,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS				$ 32,499,208

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Variable Rate Obligations(a) – 26.0%
Banco Del Estado De Chile (3 Mo. LIBOR + 0.07%)
$4,000,000	2.441%		03/21/19	$ 4,000,000
Bank of America, N.A. (1 Mo. LIBOR + 0.20%)
5,000,000	2.499		05/01/19	5,000,000
Bank of Montreal (3 Mo. LIBOR + 0.21%)
3,500,000	2.751		11/01/19	3,500,000
Bank of Montreal (3 Mo. LIBOR + 0.33%)
5,000,000	2.664		06/12/19	5,005,018
Bank of Nova Scotia (The) (3 Mo. LIBOR + 0.08%)
8,000,000	2.446		06/24/19	8,000,000
Bedford Row Funding Corp. (1 Mo. LIBOR + 0.19%)
4,000,000	2.505		05/22/19	4,000,000
BNZ International Funding Ltd. (3 Mo. LIBOR + 0.25%)
2,251,000	2.658		04/05/19	2,251,000
Canadian Imperial Bank of Commerce (1 Mo. LIBOR + 0.35%)
2,500,000	2.668		11/05/19	2,500,000
Collateralized Commercial Paper II Co., LLC (1 Mo. LIBOR + 0.26%)
2,000,000	2.574		01/03/19	2,000,000
Collateralized Commercial Paper II Co., LLC (1 Mo. LIBOR + 0.27%)
1,500,000	2.586		01/07/19	1,500,000
Collateralized Commercial Paper II Co., LLC (3 Mo. LIBOR + 0.07%)
1,500,000	2.478		01/07/19	1,500,000
Cooeperatieve Rabobank U.A. (1 Mo. LIBOR + 0.28%)
3,500,000	2.629		05/29/19	3,500,000
Credit Agricole Corporate and Investment Bank (3 Mo. LIBOR + 0.06%)
3,000,000	2.392		12/14/18	3,000,000
Credit Industriel et Commercial (3 Mo. LIBOR + 0.04%)
2,000,000	2.425		03/20/19	2,000,029
DBS Bank Ltd. (1 Mo. LIBOR + 0.16%)
9,000,000	2.505		01/30/19	9,000,346
HSBC Bank PLC (1 Mo. LIBOR + 0.27%)
7,000,000	2.585		05/22/19	7,000,000
ING (U.S.) Funding LLC (3 Mo. LIBOR + 0.04%)
4,000,000	2.378		12/20/18	4,000,000
ING (U.S.) Funding LLC (3 Mo. LIBOR + 0.11%)
2,000,000	2.728		05/10/19	2,000,000
J.P. Morgan Securities LLC (1 Mo. LIBOR + 0.25%)
1,000,000	2.557		12/14/18	1,000,002
J.P. Morgan Securities LLC (1 Mo. LIBOR + 0.32%)
3,000,000	2.623		07/17/19	3,000,000
Macquarie Bank Ltd. (1 Mo. LIBOR + 0.19%)
5,000,000	2.505		02/22/19	5,000,000
Macquarie Bank Ltd. (3 Mo. LIBOR + 0.35%)
1,750,000	2.684	(c)	03/15/19	1,751,226
Mitsubishi UFJ Trust and Banking Corp. (1 Mo. LIBOR + 0.18%)
4,000,000	2.525		02/28/19	4,000,000
Mizuho Bank, Ltd.-New York Branch (1 Mo. LIBOR + 0.15%)
8,000,000	2.457		12/14/18	8,000,000
Mizuho Bank, Ltd.-New York Branch (3 Mo. LIBOR + 0.10%)
4,000,000	2.498		04/03/19	4,000,000
National Australia Bank Ltd. (3 Mo. LIBOR + 0.02%)
4,000,000	2.357	(c)	12/18/18	4,000,000
National Australia Bank Ltd. (3 Mo. LIBOR + 0.78%)
1,900,000	3.216	(c)	01/14/19	1,901,595
Natixis-New York Branch (3 Mo. LIBOR + 0.18%)
2,000,000	2.847		06/06/19	2,000,000
Nordea Bank AB (1 Mo. LIBOR + 0.15%)
7,000,000	2.449		04/01/19	7,000,000
Nordea Bank AB (3 Mo. LIBOR + 0.20%)
260,000	2.532		03/14/19	260,119
Oversea-Chinese Banking Corp., Ltd. (1 Mo. LIBOR + 0.14%)
3,000,000	2.443		01/22/19	3,000,000
Oversea-Chinese Banking Corp., Ltd. (3 Mo. LIBOR + 0.21%)
4,000,000	2.697		10/24/19	4,000,000

INVESTOR MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Variable Rate Obligations(a) – (continued)
Societe Generale (3 Mo. LIBOR + 0.16%)
$2,000,000	2.634%		04/24/19	$ 2,000,000
Societe Generale (3 Mo. LIBOR + 0.20%)
3,500,000	2.782		08/05/19	3,500,000
Standard Chartered Bank (3 Mo. LIBOR + 0.06%)
6,000,000	2.446		03/21/19	6,000,000
Standard Chartered Bank (3 Mo. LIBOR + 0.21%)
2,000,000	2.884		06/10/19	2,000,000
State Street Bank & Trust Co. (1 Mo. LIBOR + 0.27%)
6,775,000	2.577		05/15/19	6,775,000
Sumitomo Mitsui Banking Corp. (3 Mo. LIBOR + 0.10%)
5,000,000	2.525		04/12/19	5,000,000
Sumitomo Mitsui Banking Corp. (3 Mo. LIBOR + 0.31%)
3,000,000	2.755		10/18/19	3,003,508
Svenska Handelsbanken AB (1 Mo. LIBOR + 0.31%)
1,500,000	2.625		08/23/19	1,500,000
Svenska Handelsbanken AB (1 Mo. LIBOR + 0.34%)
2,000,000	2.655		11/22/19	2,000,000
Svenska Handelsbanken AB-New York (1 Mo. LIBOR + 0.22%)
2,000,000	2.519		02/01/19	2,000,003
Svenska Handelsbanken AB-New York (3 Mo. LIBOR + 0.21%)
3,560,000	2.608		01/03/19	3,560,653
Toronto-Dominion Bank (The) (3 Mo. LIBOR + 0.11%)
4,000,000	2.476		09/23/19	4,000,000
Toyota Finance Australia Limited (3 Mo. LIBOR + 0.08%)
1,000,000	2.494		07/02/19	1,000,000
Toyota Motor Finance (Netherlands) B.V. (3 Mo. LIBOR + 0.09%)
5,000,000	2.443		03/18/19	5,000,000
UBS AG-London Branch (1 Mo. LIBOR + 0.30%)
5,000,000	2.614		12/05/18	5,000,000
1,500,000	2.607		12/17/18	1,500,000
UBS AG-London Branch (3 Mo. LIBOR + 0.14%)
4,000,000	2.506		09/24/19	4,000,000
Wells Fargo Bank N.A. (1 Mo. LIBOR + 0.30%)
3,000,000	2.615		07/23/19	3,000,000
Wells Fargo Bank N.A. (1 Mo. LIBOR + 0.39%)
3,000,000	2.707		12/09/19	3,000,000
Westpac Banking Corp. (3 Mo. LIBOR + 0.10%)
4,000,000	2.474		09/20/19	4,000,000
Westpac Banking Corp. (3 Mo. LIBOR + 0.18%)
3,000,000	2.762		10/31/19	3,000,000

TOTAL VARIABLE RATE OBLIGATIONS				$189,508,499

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$531,537,117

Repurchase Agreements(d) – 27.1%
BNP Paribas (OBFR + 0.20%)
$5,000,000	2.390	(a)%	12/10/18	$ 5,000,000
Maturity Value: $5,207,797
Settlement Date: 03/24/17

Collateralized by mortgage-backed obligations, 4.000% to 7.615%, due 11/25/23 to 08/25/56, various asset-backed obligation, 9.232%, due 01/28/70, various corporate security issuers, 3.350% to 9.625%, due 08/15/20 to 02/09/27 and various sovereign debt security issuers, 4.625% to 6.250%, due 04/22/19 to 01/13/28. The aggregate market value of the collateral, including accrued interest, was $5,808,863.

Citigroup Global Markets, Inc. (3 Mo. LIBOR + 0.43%)
6,000,000	2.866	(a)(e)	03/08/19	6,000,000
Maturity Value: $6,085,515
Settlement Date: 09/10/18

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Repurchase Agreements(d) – (continued)
Citigroup Global Markets, Inc. (3 Mo. LIBOR + 0.43%) – (continued)

Collateralized by Government National Mortgage Association, 3.500%, due 05/20/44, mortgage-backed obligations, 2.481% to 7.000%, due 05/25/35 to 06/25/58 and various asset-backed obligations, 0.000% to 8.360%, due 07/18/20 to 10/06/40. The aggregate market value of the collateral, including accrued interest, was $6,615,587.

Joint Repurchase Agreement Account III
$186,200,000	2.299%	12/03/18	$186,200,000
Maturity Value: $186,235,666

TOTAL REPURCHASE AGREEMENTS			$197,200,000

TOTAL INVESTMENTS – 100.0%			$728,737,117

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%			(4,897)

NET ASSETS – 100.0%			$728,732,220

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on November 30, 2018.

(b)	Rate shown is that which is in effect on November 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(c)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At November 30, 2018, these securities amounted to $15,652,821 or approximately 2.1% of net assets.

(d)	Unless noted, all repurchase agreements were entered into on November 30, 2018. Additional information on Joint Repurchase Agreement Account III appears in the Additional Investment Information section.

(e)	Security has been determined to be illiquid by the Investment Adviser. At November 30, 2018, these securities amounted to $6,000,000 or approximately 0.8% of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
GO	— General Obligation
GTY AGMT	— Guaranty Agreement
LIBOR	— London Interbank Offered Rates
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MMY	— Money Market Yield
OBFR	— Overnight Bank Funding Rate
RB	— Revenue Bond
RMKT	— Remarketed
SPA	— Stand-by Purchase Agreement
T-Bill	— Treasury Bill
VRDN	— Variable Rate Demand Notes

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

INVESTOR TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments

November 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – 101.0%
Alabama – 3.4%
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 2014 C(a)
$10,000,000	1.780%	12/01/18	$ 10,000,000
Huntsville Health Care Authority CP Series 2018 A-2
13,410,000	1.750	12/04/18	13,410,000
4,550,000	1.740	12/05/18	4,550,000
Mobile IDB VRDN PCRB for Alabama Power Co. Barry Plant Project Series 2007 C RMKT(a)
11,500,000	1.780	12/07/18	11,500,000

			39,460,000

Alaska – 2.4%
Alaska Housing Finance Corp. VRDN RB State Capital Project Series 2002 C RMKT(a)
15,945,000	1.680	12/07/18	15,945,000
City of Valdez Marine Terminal VRDN RB Refunding for ExxonMobil Project Series 2001 (GTY AGMT - Exxon Mobil Corp.)(a)
11,620,000	1.710	12/01/18	11,620,000

			27,565,000

Arizona – 0.2%
Arizona Health Facilities Authority VRDN RB Refunding for Banner Health Series 2008 G (Wells Fargo Bank N.A., LOC)(a)
1,800,000	1.710	12/07/18	1,800,000

California – 0.3%
State of California GO VRDN Refunding SIFMA Index Series 2012 B (SIFMA + 1.00%)
3,000,000	2.690	05/01/19	3,000,000

Colorado – 5.5%
City of Colorado Springs Utilities System VRDN RB for Subordinate Lien Series 2000 A RMKT (Landesbank Hessen-Thueringen Girozentrale, SPA)(a)
5,050,000	1.740	12/07/18	5,050,000
City of Colorado Springs Utilities System VRDN RB for Subordinate Lien Series 2005 A RMKT (Mizuho Bank, Ltd., SPA)(a)
9,075,000	1.720	12/07/18	9,074,615
City of Colorado Springs Utilities System VRDN RB for Subordinate Lien Series 2006 B RMKT (Landesbank Hessen-Thueringen Girozentrale, SPA)(a)
1,300,000	1.710	12/07/18	1,300,000
City of Colorado Springs Utilities System VRDN RB Series 2008 A (U.S. Bank N.A., SPA)(a)
600,000	1.700	12/07/18	600,000
City of Colorado Springs Utilities System VRDN RB Series 2010 C RMKT (Barclays Bank PLC, SPA)(a)
6,335,000	1.670	12/07/18	6,335,000
City of Colorado Springs Utilities System VRDN RB Series 2012 A (U.S. Bank N.A., SPA)(a)
12,250,000	1.670	12/07/18	12,250,000
Colorado Health Facilities Authority VRDN RB for SCL Health System Series 2016 B (Wells Fargo Bank N.A., LIQ)(a)
12,200,000	1.730	12/07/18	12,200,000
Colorado Health Facilities Authority VRDN RB for SCL Health System Series 2016 D (Wells Fargo Bank N.A., LIQ)(a)
4,200,000	1.720	12/07/18	4,200,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Colorado – (continued)
Colorado Housing & Finance Authority VRDN RB Refunding for Single Family Mortgage Class I Series 2001 AA-2 (Sumitomo Mitsui Banking Corp., LOC)(a)
$9,365,000	1.750%	12/07/18	$ 9,365,000
University of Colorado Hospital Authority VRDN RB Refunding Series 2017 B-2(a)
2,600,000	1.680	12/07/18	2,600,000

			62,974,615

Connecticut – 2.6%
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Refunding Series 2012 Subseries B-3 (Royal Bank of Canada, SPA)(a)(b)
8,920,000	1.680	12/07/18	8,920,000
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Refunding Series 2013 Subseries B-6 (Bank of Tokyo-Mitsubishi UFJ, SPA)(a)
3,650,000	1.670	12/07/18	3,650,000
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Refunding Series 2014 Subseries C-2 RMKT (Bank of Tokyo-Mitsubishi UFJ, SPA)(a)
9,675,000	1.640	12/07/18	9,675,000
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Refunding Series 2016 Subseries E-3 (Landesbank Hessen-Thueringen Girozentrale, SPA)(a)
7,250,000	1.670	12/07/18	7,250,000
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Refunding Series 2017 Subseries A-3 (Landesbank Hessen-Thueringen Girozentrale, SPA)(a)
675,000	1.700	12/07/18	675,000

			30,170,000

Delaware – 2.5%
Delaware State Health Facilities Authority VRDN RB for Christiana Care Health Services, Inc. Series 2010 B(a)
15,415,000	1.680	12/07/18	15,415,000
University of Delaware VRDN RB Refunding Series 2013 C RMKT (TD Bank N.A., SPA)(a)
13,000,000	1.710	12/01/18	13,000,000

			28,415,000

District of Columbia – 4.2%
District of Columbia CP BANS Series 2018 A-2
15,100,000	1.830	12/04/18	15,100,000
District of Columbia Water & Sewer Authority Public Utility Systems VRDN RB Subordinate Lien Series 2014 Subseries B-2 (TD Bank N.A., SPA)(a)
18,315,000	1.710	12/07/18	18,315,000
Metropolitan Washington Airports Authority Airport System CP Series 2018-1
1,350,000	1.720	12/07/18	1,350,000
Metropolitan Washington Airports Authority Airport System VRDN RB Refunding Series 2009 D Subseries D-1 (TD Bank N.A., LOC)(a)
1,750,000	1.720	12/07/18	1,750,000
Metropolitan Washington Airports Authority Airport System VRDN RB Refunding Series 2009 D Subseries D-2 (TD Bank N.A., LOC)(a)
11,955,000	1.710	12/01/18	11,955,000

INVESTOR TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
District of Columbia – (continued)
Metropolitan Washington Airports Authority Airport System VRDN RB Refunding Series 2010 C Subseries C-2 RMKT (Sumitomo Mitsui Banking Corp., LOC)(a)
$200,000	1.660%	12/07/18	$ 200,000

			48,670,000

Florida – 6.5%
City of Gainesville Utilities System VRDN RB Refunding Series 2007 A RMKT (State Street Bank & Trust Co., SPA)(a)
11,170,000	1.680	12/07/18	11,170,000
City of Gainesville Utilities System VRDN RB Refunding Series 2012 B RMKT (Citibank N.A., SPA)(a)
24,025,000	1.680	12/07/18	24,025,000
Orlando Utilities Commission VRDN RB Water Utility Improvements Series 2008-2 RMKT (TD Bank N.A., SPA)(a)
26,150,000	1.720	12/07/18	26,150,000
Pinellas County Health Facilities Authority VRDN RB Refunding for BayCare Health System Series 2009 A2 (Northern Trust Co., LOC)(a)
12,905,000	1.690	12/07/18	12,905,000

			74,250,000

Georgia – 3.4%
Municipal Electric Authority of Georgia VRDN RB General Resolution Subordinated RB Refunding Series 1985 C RMKT (TD Bank N.A., LOC)(a)
8,000,000	1.640	12/07/18	8,000,000
Private Colleges & Universities Authority VRDN RB Refunding for Emory University RMKT Series 2005 C-1(a)
18,395,000	1.710	12/07/18	18,395,000
Private Colleges & Universities Authority VRDN RB Refunding for Emory University RMKT Series 2005 C-5(a)
9,725,000	1.710	12/07/18	9,725,000
Private Colleges & Universities Authority VRDN RB Refunding for Emory University Series 2005 B-1(a)
2,300,000	1.660	12/07/18	2,300,000
Private Colleges & Universities Authority VRDN RB Refunding for Emory University Series 2005 B-3(a)
975,000	1.590	12/07/18	975,000

			39,395,000

Illinois – 4.9%
Illinois Educational Facilities Authority VRDN RB for University of Chicago Series 2003 B(a)
300,000	1.680	12/07/18	300,000
Illinois Finance Authority VRDN RB for Northwestern University Series 2004 Subseries C(a)
7,500,000	1.720	12/07/18	7,500,000
Illinois Finance Authority VRDN RB for Northwestern University Series 2008 Subseries B RMKT(a)
2,200,000	1.680	12/07/18	2,200,000
Illinois Finance Authority VRDN RB for University of Chicago Series 2004 B(a)
503,000	1.680	12/07/18	503,000
Illinois Finance Authority VRDN RB Refunding for Northwestern Memorial Hospital Series 2007 A-4 (TD Bank N.A., SPA)(a)
3,195,000	1.700	12/01/18	3,195,000
Illinois Finance Authority VRDN RB Refunding for University of Chicago Series 2004 C(a)
16,400,000	1.680	12/07/18	16,400,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Illinois – (continued)
Illinois Health Facilities Authority VRDN RB Refunding for Evanston Hospital Corp. Series 1996 RMKT (JPMorgan Chase Bank N.A., SPA)(a)
$14,800,000	1.680%	12/07/18	$ 14,800,000
Illinois Housing Development Authority VRDN Homeowner Mortgage RB Series 2018 Subseries A-2 (GNMA/FNMA/FHLMC)(FHLB, SPA)(a)
895,000	1.650	12/07/18	895,000
Illinois Toll Highway Authority VRDN RB Senior Priority Series 2007 A-1B RMKT (Bank of America N.A., LOC)(a)
9,400,000	1.720	12/07/18	9,400,000
Illinois Toll Highway Authority VRDN RB Senior Priority Series 2007 A-2C RMKT (Landesbank Hessen-Thueringen Girozentrale, LOC)(a)
800,000	1.750	12/07/18	800,000

			55,993,000

Indiana – 0.2%
Indiana Health Facilities Financing Authority VRDN RB Refunding for Ascension Health Services Series 2003 E-6(a)
2,100,000	1.700	12/07/18	2,100,000

Louisiana – 1.4%
East Baton Rouge Parish IDB, Inc. VRDN PCRB Refunding for Exxon Project Series 1993(a)
5,300,000	1.710	12/01/18	5,300,000
East Baton Rouge Parish IDB, Inc. VRDN PCRB Refunding for ExxonMobil Project Series 2011 RMKT(a)
1,600,000	1.710	12/01/18	1,600,000
East Baton Rouge Parish IDB, Inc. VRDN RB for ExxonMobil Project Gulf Opportunity Zone Bonds Series 2010 A(a)
4,000,000	1.710	12/01/18	4,000,000
East Baton Rouge Parish IDB, Inc. VRDN RB for ExxonMobil Project Gulf Opportunity Zone Bonds Series 2010 B(a)
2,600,000	1.710	12/01/18	2,600,000
East Baton Rouge Parish IDB, Inc. VRDN RB for ExxonMobil Project Gulf Opportunity Zone Series 2011(a)
2,850,000	1.710	12/01/18	2,850,000

			16,350,000

Maryland – 0.9%
County of Montgomery BANS CP Series 2010 A
9,400,000	1.720	12/04/18	9,400,000
Maryland State Economic Development Corp. VRDN RB Refunding for Howard Hughes Medical Institute Project Series 2008 B(a)
960,000	1.750	12/07/18	960,000

			10,360,000

Massachusetts – 5.5%
Commonwealth of Massachusetts GO RANS Series 2018 A
5,000,000	4.000	04/25/19	5,044,170
Commonwealth of Massachusetts GO RANS Series 2018 C
5,000,000	4.000	06/20/19	5,059,309
Commonwealth of Massachusetts GO VRDN for Central Artery/Ted Williams Tunnel Infrastructure Loan Act Series 2000 A RMKT (Citibank N.A., SPA)(a)
300,000	1.710	12/07/18	300,000
Commonwealth of Massachusetts GO VRDN Refunding Bonds Series 2017 A (SIFMA + 0.47%)
5,000,000	2.160	02/01/19	5,001,541

INVESTOR TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Massachusetts – (continued)
Massachusetts Bay Transportation Authority VRDN RB Refunding for General Transportation System Series 2000 A-2 RMKT (Barclays Bank PLC, SPA)(a)
$9,820,000	1.720%	12/07/18	$ 9,820,000
Massachusetts Department of Transportation Metropolitan Highway System VRDN RB Refunding for Contract Assistance Series 2010 A-3 (Landesbank Hessen-Thueringen Gironzentrale, LOC)(a)
660,000	1.750	12/07/18	660,000
Massachusetts Department of Transportation Metropolitan Highway System VRDN RB Refunding for Contract Assistance Series 2010 A-6 (Sumitomo Mitsui Banking Corp., SPA)(a)
2,850,000	1.740	12/07/18	2,850,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Museum of Fine Arts Series 2007 A-1 RMKT (Wells Fargo Bank N.A., SPA)(a)
6,110,000	1.710	12/01/18	6,110,000
Massachusetts Health & Educational Facilities Authority VRDN RB Refunding for Tufts University Series 2008 N-1 (U.S. Bank N.A., SPA)(a)
1,100,000	1.690	12/01/18	1,100,000

Massachusetts State Development Finance Agency VRDN RB for Partners HealthCare Systems Series 2011 K-2 (Barclays Bank, SPA) (GTY AGMT – Brigham and Women’s Hospital, Inc., Faulkner Hospital, Massachusetts General Hospital and The General Hospital Corp.)(a)

7,800,000	1.640	12/07/18	7,800,000
Massachusetts Water Resources Authority CP Series 1999 A-2
6,750,000	1.730	12/04/18	6,750,000
Massachusetts Water Resources Authority VRDN RB Refunding Series 2008 A-1 RMKT (JP Morgan Chase Bank SPA)(a)
355,000	1.670	12/07/18	355,000
Massachusetts Water Resources Authority VRDN RB Refunding Subordinated General Series 2008 A-3 RMKT (Wells Fargo Bank N.A. SPA)(a)
1,235,000	1.670	12/07/18	1,235,000
Massachusetts Water Resources Authority VRDN RB Refunding Subordinated General Series 2008 E (JPMorgan Chase Bank N.A., SPA)(a)
8,040,000	1.700	12/07/18	8,040,000
University of Massachusetts Building Authority VRDN RB Refunding Senior Series 2011-1 (Wells Fargo Bank N.A., SPA)(a)
3,200,000	1.670	12/07/18	3,200,000

			63,325,020

Michigan – 5.7%
Michigan Finance Authority State Aid RN Series 2018 A-1 (State Aid Withholding)
10,000,000	4.000	08/20/19	10,158,707
Michigan Finance Authority VRDN RB Refunding for Hospital Project Ascension Senior Credit Group Series 2016 E-2(a)
7,000,000	1.760	12/07/18	7,000,000
Michigan State University VRDN RB General Series 2000 A (Northern Trust Co., SPA)(a)
330,000	1.660	12/07/18	330,000
Michigan State University VRDN RB General Series 2005 (Royal Bank of Canada, SPA)(a)
9,855,000	1.660	12/07/18	9,855,000
Regents of the University of Michigan VRDN RB Refunding Series 2012 D-2(a)
450,000	1.600	12/07/18	450,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Michigan – (continued)
Regents of the University of Michigan VRDN RB Refunding Series General 2008 B RMKT(a)
$25,000,000	1.700%	12/07/18	$ 25,000,000
University of Michigan CP Series 2018 K-1
8,600,000	1.730	12/06/18	8,600,000
4,135,000	1.790	01/16/19	4,135,000

			65,528,707

Minnesota – 0.2%
Minnesota Higher Education Facilities Authority VRDN RB Refunding for Carleton College Series 2005 Six D (JPMorgan Chase Bank N.A., SPA)(a)
2,630,000	1.690	12/07/18	2,630,000

Mississippi – 2.8%
Mississippi Business Finance Corporation Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2007 A (GTY AGMT - Chevron Corp.)(a)
10,800,000	1.710	12/01/18	10,800,000
Mississippi Business Finance Corporation Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2007 D (GTY AGMT - Chevron Corp.)(a)
3,000,000	1.710	12/01/18	3,000,000
Mississippi Business Finance Corporation Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2009 A (GTY AGMT - Chevron Corp.)(a)
2,510,000	1.710	12/01/18	2,510,000
Mississippi Business Finance Corporation Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 A (GTY AGMT - Chevron Corp.)(a)
340,000	1.710	12/07/18	340,000
Mississippi Business Finance Corporation Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 B (GTY AGMT - Chevron Corp.)(a)
3,735,000	1.710	12/07/18	3,735,000
Mississippi Business Finance Corporation Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 E (GTY AGMT - Chevron Corp.)(a)
700,000	1.750	12/07/18	700,000
Mississippi Business Finance Corporation Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 J (GTY AGMT - Chevron Corp.)(a)
7,225,000	1.710	12/01/18	7,225,000
Mississippi Business Finance Corporation Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2011 D (GTY AGMT - Chevron Corp.)(a)
4,000,000	1.710	12/01/18	4,000,000

			32,310,000

Missouri – 1.6%
Curators University of Missouri Systems Facilities VRDN RB Refunding Series 2007 B(a)(b)
8,240,000	1.610	12/07/18	8,240,000
Missouri Development Finance Board Cultural Facilities VRDN RB for Nelson Gallery Foundation Series 2004 A (Northern Trust Co., SPA)(a)
9,550,000	1.740	12/01/18	9,550,000

INVESTOR TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Missouri – (continued)
Missouri Health & Educational Facilities Authority VRDN RB for Ascension Health Senior Credit Group Series 2008 C4(a)
$335,000	1.760%	12/07/18	$ 335,000

			18,125,000

Multi-State – 3.4%
Federal Home Loan Mortgage Corporation VRDN RB for Multi-Family Variable Rate Certificates Series 2013-M027 Class A (FHLMC, LIQ)(a)
20,145,000	1.710	12/07/18	20,145,000
Federal Home Loan Mortgage Corporation VRDN RB for Multi-Family Variable Rate Certificates Series 2014-M031 Class A (FHLMC, LIQ)(a)
11,900,000	1.720	12/07/18	11,900,000
Federal Home Loan Mortgage Corporation VRDN RB for Multi-Family Variable Rate Certificates Series 2015-M033 Class A (FHLMC, LIQ)(a)
7,255,000	1.720	12/07/18	7,255,000

			39,300,000

New Hampshire – 0.5%
New Hampshire Health & Education Facilities Authority VRDN RB Refunding for Dartmouth College Series 2007 B (The Bank of New York Mellon, SPA)(a)
6,275,000	1.700	12/01/18	6,275,000

New York – 15.3%
Metropolitan Transportation Authority Dedicated Tax Fund VRDN RB Refunding Series 2008 A-1 RMKT (TD Bank N.A., LOC)(a)
4,990,000	1.700	12/01/18	4,990,000
Nassau County Interim Finance Authority VRDN RB Refunding for Sales Tax Revenue Series 2008 A (TD Bank N.A., SPA)(a)
5,385,000	1.720	12/07/18	5,385,000
Nassau County Interim Finance Authority VRDN RB Refunding for Sales Tax Revenue Series 2008 B (Sumitomo Mitsui Banking Corp., SPA)(a)
920,000	1.690	12/07/18	920,000
New York City GO VRDN Series 2006 I Subseries I-8 (State Street Bank & Trust Co., SPA)(a)
1,500,000	1.730	12/01/18	1,500,000
New York City GO VRDN Series 2012 Subseries G-3 (Citibank N.A., LOC)(a)
7,000,000	1.680	12/07/18	7,000,000
New York City GO VRDN Series 2018 Subseries B-5 (Barclays Bank PLC, SPA)(a)
15,000,000	1.740	12/01/18	15,000,000
New York City Housing Development Corp. Multi-Family Mortgage VRDN RB for Elliot Chelsea Development Series 2010 A (FHLMC, LIQ)(a)
17,800,000	1.710	12/07/18	17,800,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Refunding for Second General Resolution Series 2015 Subseries BB-4 (Barclays Bank PLC, SPA)(a)
6,000,000	1.740	12/01/18	6,000,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Refunding for Second General Resolution Series 2019-BB (Industrial & Commercial Bank of China, SPA)(a)
10,000,000	1.730	12/07/18	10,000,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
New York – (continued)
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Refunding Series 2011 Subseries A-2 (Mizuho Bank, Ltd., SPA)(a)
$6,100,000	1.700%	12/01/18	$ 6,100,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Series 2011 Subseries FF-2 (Landesbank Hessen-Thueringen Girozentrale, SPA)(a)
3,500,000	1.770	12/01/18	3,500,000
New York City Trust for Cultural Resources VRDN RB Refunding for The New York Botanical Garden Series 2009 A (JPMorgan Chase Bank N.A., LOC)(a)
6,295,000	1.650	12/07/18	6,295,000
New York State Dormitory Authority Non-State Supported VRDN RB for Rockefeller University Series 2008 A (JPMorgan Chase Bank N.A., SPA)(a)
200,000	1.650	12/07/18	200,000
New York State Housing Finance Agency VRDN RB for 10 Barclay Street Series 2004 A (FNMA, LIQ) (FNMA, LOC)(a)
4,600,000	1.690	12/07/18	4,600,000
New York State Housing Finance Agency VRDN RB for 100 Maiden Lane Series 2004 A RMKT (FNMA, LIQ) (FNMA, LOC)(a)
9,000,000	1.690	12/07/18	9,000,000
New York State Housing Finance Agency VRDN RB for Chelsea Apartments Series 2003 A (FNMA, LIQ) (FNMA, LOC)(a)
7,100,000	1.720	12/07/18	7,100,000
New York State Housing Finance Agency VRDN RB for Clinton Park Housing Series 2010 A RMKT (FHLMC, LIQ)(a)
350,000	1.710	12/07/18	350,000
New York State Housing Finance Agency VRDN RB Refunding for Economic Development Series 2005 C RMKT (JPMorgan Chase Bank N.A., SPA)(a)
7,000,000	1.650	12/07/18	7,000,000
New York State Housing Finance Agency VRDN RB Refunding for Taconic Housing West 17th Street Series 2009 A (FNMA, LIQ) (FNMA, LOC)(a)
13,500,000	1.690	12/07/18	13,500,000
New York State Power Authority CP Series 2018 A-2
200,000	1.750	12/04/18	200,000
New York State Power Authority CP Series 2018-2
20,000,000	1.750	12/05/18	20,000,000
New York State Urban Development Corp. VRDN RB Refunding for State Facilities and Equipment 2004 A-3B RMKT (JPMorgan Chase Bank N.A., SPA)(a)
8,900,000	1.690	12/07/18	8,900,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding Series 2000 Subseries ABCD-5 (AGM) (SIFMA + 0.44%)
1,000,000	2.130	01/01/19	1,000,219
Triborough Bridge & Tunnel Authority VRDN RB Refunding Series 2002 F RMKT (Citibank N.A., LOC)(a)
12,080,000	1.690	12/01/18	12,080,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding Series 2005 Subseries B-3 (State Street Bank & Trust Co., LOC)(a)
7,760,000	1.730	12/01/18	7,760,000

			176,180,219

North Carolina – 1.9%
City of Raleigh Combined Enterprise System VRDN RB Series 2008 A RMKT (Bank of America N.A., SPA)(a)
3,925,000	1.720	12/07/18	3,925,000

INVESTOR TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
North Carolina – (continued)
North Carolina Capital Facilities Finance Agency Educational Facilities VRDN RB Refunding for Wake Forest University Series 2004 A(a)
$13,600,000	1.700%	12/07/18	$ 13,600,000
University of North Carolina Hospital at Chapel Hill VRDN RB Refunding Series 2003 A (Bank of America N.A., SPA)(a)
3,750,000	1.720	12/07/18	3,750,000
University of North Carolina Hospital at Chapel Hill VRDN RB Series 2001 B RMKT (Landesbank Hessen-Thueringen Girozentrale, SPA)(a)
575,000	1.690	12/01/18	575,000

			21,850,000

Ohio – 7.3%
City of Columbus GO VRDN for Sanitation Sewer System Series 2006-1(a)
1,345,000	1.630	12/07/18	1,345,000
City of Columbus Sewerage System VRDN RB Refunding Series 2008 B(a)
650,000	1.630	12/07/18	650,000
County of Hamilton VRDN RB Refunding for Cincinnati Children’s Hospital Medical Center Series 2018 AA(a)
14,370,000	1.680	12/07/18	14,370,000
Franklin County Hospital VRDN RB Improvement for Nationwide Children’s Hospital Project Series 2008 B(a)
14,500,000	1.670	12/07/18	14,500,000
Franklin County Hospital VRDN RB Refunding for Ohio Health Facilities Series 2009 B RMKT (Barclays Bank PLC, SPA)(a)
5,440,000	1.680	12/07/18	5,440,000
Ohio Higher Educational Facility Commission VRDN RB Refunding for Cleveland Clinic Health System Series 2013 B-1 (Wells Fargo Bank N.A., LIQ)(a)
9,170,000	1.700	12/01/18	9,170,000
Ohio State University General Receipts VRDN RB Series 2005 B(a)
700,000	1.600	12/07/18	700,000
Ohio State University General Receipts VRDN RB Series 2008 B(a)
1,600,000	1.680	12/07/18	1,600,000
Ohio State University General Receipts VRDN RB Series 2014 B-1(a)
400,000	1.600	12/07/18	400,000
Ohio State University General Receipts VRDN RB Series 2014 B-2(a)
2,140,000	1.680	12/07/18	2,140,000
State of Ohio GO VRDN for Common Schools Series 2003 D RMKT(a)
30,000,000	1.700	12/07/18	30,000,000
State of Ohio GO VRDN for Common Schools Series 2005 A (State of Ohio, LIQ)(a)
360,000	1.600	12/07/18	360,000
State of Ohio GO VRDN for Common Schools Series 2006 C(a)(b)
3,200,000	1.690	12/07/18	3,200,000

			83,875,000

Rhode Island – 0.3%
Rhode Island Health & Educational Building Corp. Higher Education Facilities VRDN RB for Brown University Series 2003 B (Northern Trust Co., SPA)(a)
3,255,000	1.630	12/07/18	3,255,000

South Carolina – 0.6%
City of Columbia, South Carolina Waterworks & Sewer System VRDN RB Series 2009 RMKT (Sumitomo Mitsui Banking Corp., LOC)(a)
6,750,000	1.690	12/07/18	6,750,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Texas – 9.8%
City of El Paso Texas Water & Sewer System CP Series 2018 A
$18,275,000	1.750%	12/12/18	$ 18,275,000
City of San Antonio Electric & Gas CP RN Series 2018 C
9,150,000	1.770	12/21/18	9,150,000
Dallas Area Rapid Transit CP Series 2018 A-2
3,615,000	1.780	01/24/19	3,615,000
Gulf Coast IDA VRDN RB for ExxonMobil Project Series 2012(a)
8,000,000	1.690	12/01/18	8,000,000
Gulf Coast Waste Disposal Authority VRDN PCRB Refunding for Exxon Project Series 1989(a)
130,000	1.710	12/01/18	130,000
Gulf Coast Waste Disposal Authority VRDN PCRB Refunding for Exxon Project Series 1995(a)
1,900,000	1.710	12/01/18	1,900,000
Harris County Cultural Education Facilities Finance Corp. CP Series 2018 C-1
16,400,000	1.750	12/11/18	16,400,000
Harris County Cultural Education Facilities Finance Corp. CP Series 2018 C-2
3,000,000	1.800	01/15/19	3,000,000
Harris County Cultural Education Facilities Finance Corp. VRDN RB Refunding for Memorial Hermann Health System Series 2015 C(a)
6,700,000	1.660	12/07/18	6,700,000
Harris County Cultural Education Facilities Finance Corp. VRDN RB Refunding for Methodist Hospital System Series 2008 Subseries C-2(a)
2,650,000	1.790	12/01/18	2,650,000
Harris County Industrial Development Corp. VRDN PCRB for Exxon Project Series 1984(a)
300,000	1.710	12/01/18	300,000
Port of Port Arthur Navigation District VRDN RB Refunding for Texaco, Inc. Project Series 1994(a)
7,400,000	1.710	12/01/18	7,400,000
State of Texas TRANS Series 2018
16,800,000	4.000	08/29/19	17,065,178
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB Refunding for Texas Health Resources Series 2008 B(a)
15,285,000	1.670	12/07/18	15,285,000
University of Texas System Permanent University Fund CP Series 2018 A
2,000,000	1.760	01/03/19	2,000,000
University of Texas System VRDN RB Refunding for Financing System Series 2008 B (University of Texas Investment Management Co., LIQ)(a)
200,000	1.600	12/07/18	200,000

			112,070,178

Utah – 0.9%
Murray City, Utah Hospital VRDN RB for IHC Health Services, Inc. Series 2003 B(a)
10,360,000	1.650	12/07/18	10,360,000

Virginia – 5.0%
City of Norfolk Economic Development Authority Hospital Facilities VRDN RB Refunding for Sentara Healthcare Series 2016 B(a)
23,835,000	1.670	12/07/18	23,835,000
Loudoun County IDA VRDN RB for Howard Hughes Medical Institute Series 2003 C(a)
26,270,000	1.750	12/07/18	26,270,000

INVESTOR TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Virginia – (continued)
Loudoun County IDA VRDN RB for Howard Hughes Medical Institute Series 2003 D(a)
$5,000,000	1.750%	12/07/18	$ 5,000,000
Loudoun County IDA VRDN RB for Howard Hughes Medical Institute Series 2003 E(a)
330,000	1.710	12/07/18	330,000
University of Virginia CP Series 2018 A
2,050,000	1.720	12/06/18	2,050,000

			57,485,000

Washington – 1.8%
County of King Sewer Revenue VRDN RB Junior Lien Series 2001 A (Landesbank Hessen-Thueringen Girozentrale, LOC)(a)
350,000	1.720	12/07/18	350,000
Washington Health Care Facilities Authority VRDN RB Refunding for Providence Health & Services Series 2012 C (U.S. Bank N.A., SPA)(a)
15,860,000	1.710	12/07/18	15,860,000
Washington State Housing Finance Commission VRDN RB for Discovery Heights Apartments Series 2010 (FHLMC, LIQ)(a)
4,700,000	1.730	12/07/18	4,700,000

			20,910,000

TOTAL INVESTMENTS – 101.0%			$1,160,731,739

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.0)%			(11,454,672)

NET ASSETS – 100.0%			$1,149,277,067

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Rate shown is that which is in effect on November 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(b) All or a portion represents a forward commitment.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
BANS	— Bond Anticipation Notes
CP	— Commercial Paper
FHLB	— Insured by Federal Home Loan Bank
FHLMC	— Insured by Federal Home Loan Mortgage Corp.
FNMA	— Insured by Federal National Mortgage Association
GNMA	— Insured by Government National Mortgage Association
GO	— General Obligation
GTY AGMT	— Guaranty Agreement
IDA	— Industrial Development Agency
IDB	— Industrial Development Board
IHC	— Intermountain Health Care
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
PCRB	— Pollution Control Revenue Bond
RANS	— Revenue Anticipation Notes
RB	— Revenue Bond
RN	— Revenue Notes
RMKT	— Remarketed
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Stand-by Purchase Agreement
TRANS	— Tax Revenue Anticipation Notes
VRDN	— Variable Rate Demand Notes

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT III — At November 30, 2018, the Investor Money Market Fund had undivided interests in the Joint Repurchase Agreement Account III, with a maturity date of December 3, 2018, as follows:

Principal Amount	Maturity Value	Collateral Value
$186,200,000	$186,235,666	$191,747,463

REPURCHASE AGREEMENTS — At November 30, 2018, the Principal Amounts of the Investor Money Market Fund’s interest in the Joint Repurchase Agreement Account III were as follows:

Counterparty	Interest Rate	Principal Amount
ABN Amro Bank N.V.	2.320%	$15,904,820
Bank of America, N.A.	2.290	11,360,586
Bank of Nova Scotia (The)	2.300	45,442,343
BNP Paribas	2.300	14,655,155
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.290	47,714,460
Wells Fargo Securities, LLC	2.300	51,122,636
TOTAL		$186,200,000

At November 30, 2018, the Joint Repurchase Agreement Account III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Farm Credit Bank	3.130 to 4.150%	06/27/33 to 06/02/36
Federal Home Loan Bank	2.195 to 2.875	12/21/18 to 09/11/20
Federal Home Loan Mortgage Corp.	2.000 to 8.500	05/01/21 to 12/01/48
Federal National Mortgage Association	0.000 to 7.500	12/03/18 to 12/01/48
Federal National Mortgage Association Stripped Securities	0.000	05/15/29
Government National Mortgage Association	2.500 to 8.500	10/15/26 to 11/20/48
Tennessee Valley Authority	0.000 to 1.875	06/15/19 to 08/15/22
U.S. Treasury Bonds	3.000 to 8.500	08/15/19 to 08/15/48
U.S. Treasury Interest-Only Stripped Securities	0.000	11/15/31
U.S. Treasury Notes	1.750 to 2.875	11/15/20 to 08/15/28

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The investment valuation policy of the Funds is to use the amortized-cost method permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Act”), for valuing portfolio securities. The amortized-cost method of valuation involves valuing a security at its cost and thereafter applying a constant accretion or amortization to maturity of any discount or premium. Normally, a security’s amortized cost will approximate its market value. Under procedures and tolerances approved by the Board of Trustees (“Trustees”), Goldman Sachs Asset Management L.P. (“GSAM”) evaluates daily the difference between each Fund’s net asset value (“NAV”) per share using the amortized costs of its portfolio securities and the Fund’s NAV per share using market-based values of its portfolio securities. The market-based value of a portfolio security is determined, where readily available, on the basis of market quotations provided by pricing services or securities dealers, or, where accurate market quotations are not readily available, on the basis of the security’s fair value as determined in accordance with Valuation Procedures approved by the Trustees. The pricing services may use valuation models or matrix pricing, which may consider (among other things): (i) yield or price with respect to debt securities that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value.

Investments and Fair Value Measurements — Accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Trustees have approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation (including both the amortized cost and market-based methods of valuation) of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies related to the market-based method of valuation, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

As of November 30, 2018, all investments and repurchase agreements are classified as Level 2 of the fair value hierarchy. Please refer to the Schedules of Investments for further detail.

Forward Commitments — A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of forward commitments prior to settlement which may result in a realized gain or loss.

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default, and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

The Funds’ risks include, but are not limited to, the following:

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as financial intermediaries (who may make investment decisions on behalf of underlying clients) and individuals, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Interest Rate Risk — When interest rates increase, a Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to a Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Geographic and Sector Risk — The Investor Tax-Exempt Money Market Fund may invest a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, which may subject the value of the Fund’s investments to risks associated with an adverse economic, business, political or environmental development affecting that state, region or sector.

Tax Information — At November 30, 2018, the aggregate cost for each Fund stated in the accompanying Schedule of Investments also approximates the aggregate cost for U.S. federal income tax purposes.

GOLDMAN SACHS BLUE CHIP FUND

Schedule of Investments

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 96.3%
Aerospace & Defense – 5.0%
343	Northrop Grumman Corp.	$ 89,139
700	The Boeing Co.	242,732
1,607	United Technologies Corp.	195,797

		527,668

Banks – 7.9%
10,231	Bank of America Corp.	290,561
2,094	First Republic Bank	207,620
1,359	JPMorgan Chase & Co.	151,107
3,443	Wells Fargo & Co.	186,886

		836,174

Beverages – 1.3%
2,832	The Coca-Cola Co.	142,733

Biotechnology – 1.9%
1,136	Shire PLC ADR	199,459

Capital Markets – 1.9%
1,971	Northern Trust Corp.	195,582

Chemicals – 3.5%
2,619	DowDuPont, Inc.	151,509
539	Ecolab, Inc.	86,504
301	The Sherwin-Williams Co.	127,645

		365,658

Communications Equipment – 1.7%
3,858	Cisco Systems, Inc.	184,682

Diversified Telecommunication Services – 3.0%
3,387	AT&T, Inc.	105,810
3,582	Verizon Communications, Inc.	215,995

		321,805

Electrical Equipment – 0.5%
789	Emerson Electric Co.	53,273

Energy Equipment & Services – 0.2%
518	Schlumberger Ltd.	23,362

Entertainment – 1.2%
1,060	The Walt Disney Co.	122,419

Equity Real Estate Investment Trusts (REITs) – 2.2%
1,395	American Tower Corp.	229,464

Food & Staples Retailing – 2.7%
2,914	Walmart, Inc.	284,552

Food Products – 0.5%
1,283	Mondelez International, Inc. Class A	57,709

Health Care Equipment & Supplies – 6.6%
6,515	Boston Scientific Corp.*	245,420
2,625	Danaher Corp.	287,543

Shares	Description	Value
Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
1,740	Medtronic PLC	$ 169,702

		702,665

Health Care Providers & Services – 1.8%
565	Humana, Inc.	186,151

Hotels, Restaurants & Leisure – 2.1%
1,194	McDonald’s Corp.	225,081

Household Products – 1.7%
837	Colgate-Palmolive Co.	53,166
1,312	The Procter & Gamble Co.	123,997

		177,163

Industrial Conglomerates – 2.4%
1,718	Honeywell International, Inc.	252,117

Insurance – 1.1%
2,565	MetLife, Inc.	114,476

Interactive Media & Services* – 6.3%
179	Alphabet, Inc. Class A	198,627
153	Alphabet, Inc. Class C	167,448
2,111	Facebook, Inc. Class A	296,828

		662,903

Internet & Direct Marketing Retail* – 3.2%
197	Amazon.com, Inc.	332,964

IT Services – 3.7%
2,770	Visa, Inc. Class A	392,537

Media – 1.3%
3,585	Comcast Corp. Class A	139,851

Oil, Gas & Consumable Fuels – 5.6%
2,746	Chevron Corp.	326,609
1,418	Exxon Mobil Corp.	112,731
1,063	Pioneer Natural Resources Co.	157,059

		596,399

Pharmaceuticals – 7.3%
3,306	Eli Lilly & Co.	392,224
8,255	Pfizer, Inc.	381,629

		773,853

Road & Rail – 3.0%
2,066	Union Pacific Corp.	317,709

Semiconductors & Semiconductor Equipment – 3.2%
3,351	Texas Instruments, Inc.	334,597

Software – 4.6%
4,414	Microsoft Corp.	489,468

Specialty Retail – 1.0%
1,219	Ross Stores, Inc.	106,784

Technology Hardware, Storage & Peripherals – 2.8%
1,650	Apple, Inc.	294,657

GOLDMAN SACHS BLUE CHIP FUND

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – 2.4%
3,310	NIKE, Inc. Class B	$ 248,647

Tobacco – 2.7%
1,720	Altria Group, Inc.	94,307
2,245	Philip Morris International, Inc.	194,260

		288,567

TOTAL COMMON STOCKS (Cost $9,082,122)		$10,181,129

Shares	Dividend Rate	Value
Investment Company(a) – 3.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
314,348	2.131%	$ 314,348
(Cost $314,348)

TOTAL INVESTMENTS – 99.3% (Cost $9,396,470)		$10,495,477

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%		70,291

NET ASSETS – 100.0%		$10,565,768

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated fund.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 98.6%
Aerospace & Defense – 2.0%
14,834	Harris Corp.	$ 2,120,520
23,702	HEICO Corp.	2,003,293
9,808	L3 Technologies, Inc.	1,797,708
6,668	Northrop Grumman Corp.	1,732,880
29,638	The Boeing Co.	10,277,273
5,052	United Technologies Corp.	615,536

		18,547,210

Air Freight & Logistics – 0.5%
14,993	C.H. Robinson Worldwide, Inc.	1,384,303
47,702	XPO Logistics, Inc.*	3,618,674

		5,002,977

Auto Components – 0.5%
43,205	Aptiv PLC	3,106,440
86,801	Delphi Technologies PLC	1,483,429

		4,589,869

Banks – 5.3%
223,846	Bank of America Corp.	6,357,227
80,048	Citizens Financial Group, Inc.	2,910,545
89,332	First Republic Bank	8,857,268
94,533	JPMorgan Chase & Co.	10,511,124
14,398	M&T Bank Corp.	2,433,406
79,443	Signature Bank	9,797,705
161,258	Wells Fargo & Co.	8,753,084

		49,620,359

Beverages – 1.5%
33,762	Brown-Forman Corp. Class B	1,611,123
49,203	Coca-Cola European Partners PLC*	2,388,314
115,438	Monster Beverage Corp.*	6,889,340
52,804	The Coca-Cola Co.	2,661,321

		13,550,098

Biotechnology – 3.5%
35,665	AbbVie, Inc.	3,362,140
6,476	Agios Pharmaceuticals, Inc.*	426,121
43,979	Alexion Pharmaceuticals, Inc.*	5,416,014
69,728	Alkermes PLC*	2,540,888
5,536	Biogen, Inc.*	1,847,474
52,842	BioMarin Pharmaceutical, Inc.*	5,074,417
35,946	Celgene Corp.*	2,596,020
84,729	Exelixis, Inc.*	1,720,846
39,683	Shire PLC ADR	6,967,541
15,461	Vertex Pharmaceuticals, Inc.*	2,795,194

		32,746,655

Capital Markets – 2.9%
50,628	Affiliated Managers Group, Inc.	5,625,783
18,897	Cboe Global Markets, Inc.	2,033,695
60,138	E*TRADE Financial Corp.	3,144,616

Shares	Description	Value
Common Stocks – (continued)
Capital Markets – (continued)
13,829	MSCI, Inc.	$ 2,172,398
83,985	Northern Trust Corp.	8,333,831
29,103	S&P Global, Inc.	5,321,775

		26,632,098

Chemicals – 2.7%
22,505	Ashland Global Holdings, Inc.	1,842,935
44,443	Celanese Corp. Series A	4,485,632
178,907	DowDuPont, Inc.	10,349,770
33,860	Ecolab, Inc.	5,434,191
49,527	W.R. Grace & Co.	3,161,804

		25,274,332

Commercial Services & Supplies – 0.5%
15,097	Cintas Corp.	2,828,876
25,919	Waste Connections, Inc.	2,034,123

		4,862,999

Communications Equipment – 1.2%
130,375	Cisco Systems, Inc.	6,241,051
84,295	Juniper Networks, Inc.	2,420,110
16,077	Motorola Solutions, Inc.	2,110,106

		10,771,267

Construction Materials – 0.8%
36,772	Martin Marietta Materials, Inc.	7,012,053

Containers & Packaging – 0.5%
96,608	Ball Corp.	4,744,419

Distributors* – 0.2%
53,580	LKQ Corp.	1,491,667

Diversified Consumer Services* – 0.5%
17,208	Bright Horizons Family Solutions, Inc.	2,093,869
20,733	frontdoor, Inc.	482,872
41,439	ServiceMaster Global Holdings, Inc.	1,834,505

		4,411,246

Diversified Financial Services* – 0.9%
38,922	Berkshire Hathaway, Inc. Class B	8,494,337

Diversified Telecommunication Services – 1.7%
260,308	Verizon Communications, Inc.	15,696,572

Electric Utilities – 1.2%
39,728	NextEra Energy, Inc.	7,218,975
83,475	Xcel Energy, Inc.	4,378,264

		11,597,239

Electrical Equipment* – 0.1%
24,362	Sensata Technologies Holding PLC	1,126,986

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Electronic Equipment, Instruments & Components – 0.4%
40,833	Amphenol Corp. Class A	$ 3,590,854

Energy Equipment & Services – 0.1%
15,854	Halliburton Co.	498,291

Entertainment – 1.9%
32,989	Activision Blizzard, Inc.	1,645,492
12,316	Electronic Arts, Inc.*	1,035,406
24,586	Netflix, Inc.*	7,034,792
27,481	The Walt Disney Co.	3,173,781
103,372	Twenty-First Century Fox, Inc. Class B	5,068,329

		17,957,800

Equity Real Estate Investment Trusts (REITs) – 3.6%
39,080	Alexandria Real Estate Equities, Inc.	4,865,460
24,825	American Tower Corp.	4,083,464
39,234	CyrusOne, Inc.	2,200,243
6,687	Equinix, Inc.	2,576,367
21,545	Equity LifeStyle Properties, Inc.	2,144,374
8,060	Essex Property Trust, Inc.	2,115,831
127,775	Hudson Pacific Properties, Inc.	3,943,136
76,522	Prologis, Inc.	5,152,991
25,508	Simon Property Group, Inc.	4,736,581
171,354	SITE Centers Corp.	2,131,644

		33,950,091

Food & Staples Retailing – 1.0%
97,470	Walmart, Inc.	9,517,946

Food Products – 1.3%
125,060	Conagra Brands, Inc.	4,044,440
108,097	Mondelez International, Inc. Class A	4,862,203
54,575	The Kraft Heinz Co.	2,789,874

		11,696,517

Health Care Equipment & Supplies – 4.8%
16,837	Align Technology, Inc.*	3,870,658
214,345	Boston Scientific Corp.*	8,074,376
62,487	Danaher Corp.	6,844,826
24,790	Edwards Lifesciences Corp.*	4,016,228
6,764	IDEXX Laboratories, Inc.*	1,378,233
11,648	Intuitive Surgical, Inc.*	6,183,574
11,725	Teleflex, Inc.	3,229,299
11,106	The Cooper Cos., Inc.	3,096,686
26,871	West Pharmaceutical Services, Inc.	2,943,987
44,180	Zimmer Biomet Holdings, Inc.	5,169,943

		44,807,810

Health Care Providers & Services – 2.8%
15,313	Anthem, Inc.	4,441,842
94,693	CVS Health Corp.	7,594,416

Shares	Description	Value
Common Stocks – (continued)
Health Care Providers & Services – (continued)
14,170	Humana, Inc.	$ 4,668,590
20,778	Laboratory Corp. of America Holdings*	3,026,108
23,740	UnitedHealth Group, Inc.	6,679,486

		26,410,442

Hotels, Restaurants & Leisure – 2.0%
21,445	Choice Hotels International, Inc.	1,669,922
65,097	Dunkin’ Brands Group, Inc.	4,817,178
27,272	Hilton Worldwide Holdings, Inc.	2,060,127
32,263	Las Vegas Sands Corp.	1,772,529
42,137	McDonald’s Corp.	7,943,246

		18,263,002

Household Products – 1.0%
15,916	The Clorox Co.	2,636,008
72,014	The Procter & Gamble Co.	6,806,043

		9,442,051

Industrial Conglomerates – 1.5%
323,238	General Electric Co.	2,424,285
80,126	Honeywell International, Inc.	11,758,491

		14,182,776

Insurance – 3.3%
62,016	Chubb Ltd.	8,294,020
6,316	Markel Corp.*	7,226,388
29,289	Reinsurance Group of America, Inc.	4,375,191
33,302	The Progressive Corp.	2,207,590
59,972	Torchmark Corp.	5,182,180
23,013	Willis Towers Watson PLC	3,669,423

		30,954,792

Interactive Media & Services* – 4.2%
11,935	Alphabet, Inc. Class A	13,243,673
12,104	Alphabet, Inc. Class C	13,246,981
89,629	Facebook, Inc. Class A	12,602,733

		39,093,387

Internet & Direct Marketing Retail* – 3.3%
7,656	Alibaba Group Holding Ltd. ADR	1,231,544
15,813	Amazon.com, Inc.	26,726,658
1,392	Booking Holdings, Inc.	2,633,497

		30,591,699

IT Services – 5.2%
19,653	Accenture PLC Class A	3,233,311
18,761	Automatic Data Processing, Inc.	2,765,747
81,086	Black Knight, Inc.*	3,676,439
29,207	Fidelity National Information Services, Inc.	3,152,896
33,739	Fiserv, Inc.*	2,669,767

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
IT Services – (continued)
39,625	Global Payments, Inc.	$ 4,430,471
15,584	International Business Machines Corp.	1,936,624
34,577	Mastercard, Inc. Class A	6,952,397
44,738	PayPal Holdings, Inc.*	3,838,968
18,021	Total System Services, Inc.	1,574,495
98,016	Visa, Inc. Class A	13,889,847

		48,120,962

Life Sciences Tools & Services – 1.4%
91,350	Agilent Technologies, Inc.	6,609,172
16,482	Illumina, Inc.*	5,562,675
712	Mettler-Toledo International, Inc.*	453,302

		12,625,149

Machinery – 2.3%
27,349	Deere & Co.	4,235,813
50,986	Fortive Corp.	3,878,505
74,777	ITT, Inc.	4,146,385
21,193	John Bean Technologies Corp.	1,749,270
47,365	Stanley Black & Decker, Inc.	6,197,710
61,370	Welbilt, Inc.*	848,134

		21,055,817

Media – 1.5%
10,200	Charter Communications, Inc. Class A*	3,357,840
254,876	Comcast Corp. Class A	9,942,713
35,653	Liberty Global PLC Class C*	866,011

		14,166,564

Metals & Mining – 0.3%
132,331	Freeport-McMoRan, Inc.	1,580,032
48,806	Newmont Mining Corp.	1,578,386

		3,158,418

Multi-Utilities – 1.2%
81,251	Ameren Corp.	5,575,443
101,309	CMS Energy Corp.	5,277,186

		10,852,629

Multiline Retail – 0.5%
40,046	Dollar General Corp.	4,444,706

Oil, Gas & Consumable Fuels – 5.2%
46,586	Anadarko Petroleum Corp.	2,464,399
87,273	Cheniere Energy, Inc.*	5,334,126
98,064	Chevron Corp.	11,663,732
44,922	Concho Resources, Inc.*	5,855,133
45,212	Diamondback Energy, Inc.	4,990,501
34,866	EOG Resources, Inc.	3,602,006
25,497	Exxon Mobil Corp.	2,027,012
88,813	Marathon Petroleum Corp.	5,787,055
85,144	Royal Dutch Shell PLC Class B ADR	5,281,482

Shares	Description	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
129,049	WPX Energy, Inc.*	$ 1,800,234

		48,805,680

Personal Products – 0.4%
14,521	The Estee Lauder Cos., Inc. Class A	2,071,566
27,021	Unilever NV	1,499,936

		3,571,502

Pharmaceuticals – 2.3%
57,796	Elanco Animal Health, Inc.*	1,930,964
127,460	Eli Lilly & Co.	15,121,855
50,813	Zoetis, Inc.	4,769,816

		21,822,635

Road & Rail – 1.5%
19,667	Old Dominion Freight Line, Inc.	2,689,069
71,385	Union Pacific Corp.	10,977,585

		13,666,654

Semiconductors & Semiconductor Equipment – 3.9%
152,060	Advanced Micro Devices, Inc.*	3,238,878
42,118	Analog Devices, Inc.	3,871,487
70,045	Applied Materials, Inc.	2,611,278
312,782	Marvell Technology Group Ltd.	5,038,918
47,033	NVIDIA Corp.	7,686,603
62,760	NXP Semiconductors NV	5,232,301
88,157	Texas Instruments, Inc.	8,802,476

		36,481,941

Software – 6.5%
28,203	Adobe, Inc.*	7,075,851
8,664	Autodesk, Inc.*	1,251,948
11,696	Check Point Software Technologies Ltd.*	1,307,730
17,317	Citrix Systems, Inc.*	1,887,033
22,623	Intuit, Inc.	4,853,312
283,426	Microsoft Corp.	31,429,109
21,862	Red Hat, Inc.*	3,903,679
39,561	salesforce.com, Inc.*	5,647,728
19,613	ServiceNow, Inc.*	3,633,701

		60,990,091

Specialty Retail – 1.7%
13,441	Burlington Stores, Inc.*	2,227,980
10,156	O’Reilly Automotive, Inc.*	3,521,898
56,937	The Home Depot, Inc.	10,266,880

		16,016,758

Technology Hardware, Storage & Peripherals – 3.8%
200,061	Apple, Inc.	35,726,893

Textiles, Apparel & Luxury Goods – 0.7%
61,310	NIKE, Inc. Class B	4,605,607

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – (continued)
16,355	PVH Corp.	$ 1,807,391

		6,412,998

Tobacco – 1.7%
172,238	Altria Group, Inc.	9,443,810
71,874	Philip Morris International, Inc.	6,219,257

		15,663,067

Water Utilities – 0.6%
55,651	American Water Works Co., Inc.	5,309,662

Wireless Telecommunication Services* – 0.2%
33,567	T-Mobile US, Inc.	2,297,661

TOTAL COMMON STOCKS (Cost $753,760,508)		$918,319,628

Shares	Dividend Rate	Value
Investment Company(a) – 0.5%
Goldman Sachs Financial Square Government Fund - Institutional Shares
4,700,804	2.131%	$ 4,700,804
(Cost $4,700,804)

TOTAL INVESTMENTS – 99.1% (Cost $758,461,312)		$923,020,432

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%		8,163,863

NET ASSETS – 100.0%		$931,184,295

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated fund.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Schedule of Investments

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 97.8%
Aerospace & Defense – 2.9%
16,233	Northrop Grumman Corp.	$ 4,218,632

Auto Components – 1.7%
35,290	Aptiv PLC	2,537,351

Beverages* – 1.9%
47,942	Monster Beverage Corp.	2,861,179

Biotechnology – 5.7%
26,169	BioMarin Pharmaceutical, Inc.*	2,513,009
27,689	Incyte Corp.*	1,779,018
9,065	Shire PLC ADR	1,591,633
13,695	Vertex Pharmaceuticals, Inc.*	2,475,919

		8,359,579

Capital Markets – 2.8%
42,090	Northern Trust Corp.	4,176,591

Chemicals – 3.9%
38,318	DowDuPont, Inc.	2,216,696
22,111	Ecolab, Inc.	3,548,595

		5,765,291

Communications Equipment – 2.0%
62,750	Cisco Systems, Inc.	3,003,842

Entertainment* – 3.0%
22,518	Electronic Arts, Inc.	1,893,088
8,759	Netflix, Inc.	2,506,213

		4,399,301

Equity Real Estate Investment Trusts (REITs) – 3.9%
20,126	American Tower Corp.	3,310,526
6,527	Equinix, Inc.	2,514,722

		5,825,248

Food & Staples Retailing – 2.3%
34,877	Walmart, Inc.	3,405,739

Food Products – 1.0%
28,381	The Kraft Heinz Co.	1,450,837

Health Care Equipment & Supplies – 7.4%
108,815	Boston Scientific Corp.*	4,099,061
37,924	Danaher Corp.	4,154,195
5,121	Intuitive Surgical, Inc.*	2,718,585

		10,971,841

Hotels, Restaurants & Leisure – 2.7%
53,641	Dunkin’ Brands Group, Inc.	3,969,434

Industrial Conglomerates – 3.1%
31,512	Honeywell International, Inc.	4,624,386

Interactive Media & Services* – 9.5%
5,350	Alphabet, Inc. Class A	5,936,628
2,615	Alphabet, Inc. Class C	2,861,934

Shares	Description	Value
Common Stocks – (continued)
Interactive Media & Services* – (continued)
37,745	Facebook, Inc. Class A	$ 5,307,324

		14,105,886

Internet & Direct Marketing Retail* – 7.2%
14,484	Alibaba Group Holding Ltd. ADR	2,329,896
4,930	Amazon.com, Inc.	8,332,538

		10,662,434

IT Services – 4.8%
49,939	Visa, Inc. Class A	7,076,856

Life Sciences Tools & Services* – 1.9%
8,429	Illumina, Inc.	2,844,788

Oil, Gas & Consumable Fuels – 2.0%
26,334	Diamondback Energy, Inc.	2,906,747

Pharmaceuticals – 3.1%
39,119	Eli Lilly & Co.	4,641,078

Road & Rail – 2.5%
51,466	CSX Corp.	3,737,976

Semiconductors & Semiconductor Equipment – 4.4%
18,129	Analog Devices, Inc.	1,666,418
12,143	NVIDIA Corp.	1,984,530
34,705	NXP Semiconductors NV	2,893,356

		6,544,304

Software – 9.8%
8,499	Intuit, Inc.	1,823,290
87,557	Microsoft Corp.	9,709,196
20,966	salesforce.com, Inc.*	2,993,106

		14,525,592

Technology Hardware, Storage & Peripherals – 5.6%
45,887	Apple, Inc.	8,194,500

Textiles, Apparel & Luxury Goods – 2.7%
52,159	NIKE, Inc. Class B	3,918,184

TOTAL COMMON STOCKS (Cost $102,033,342)		$144,727,596

Shares	Dividend Rate	Value
Investment Company(a) – 0.6%
Goldman Sachs Financial Square Government Fund - Institutional Shares
867,384	2.131%	$ 867,384
(Cost $867,384)

TOTAL INVESTMENTS – 98.4% (Cost $102,900,726)		$145,594,980

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.6%		2,367,150

NET ASSETS – 100.0%		$147,962,130

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated fund.

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS FLEXIBLE CAP FUND

Schedule of Investments

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 98.9%
Aerospace & Defense – 3.2%
393	Huntington Ingalls Industries, Inc.	$ 84,691
492	L3 Technologies, Inc.	90,179
419	Northrop Grumman Corp.	108,890
669	Raytheon Co.	117,302
693	The Boeing Co.	240,305

		641,367

Air Freight & Logistics* – 0.3%
791	XPO Logistics, Inc.	60,005

Airlines* – 0.4%
4,355	JetBlue Airways Corp.	85,010

Auto Components – 0.7%
1,107	Aptiv PLC	79,593
3,530	Delphi Technologies PLC	60,328

		139,921

Banks – 6.3%
10,642	Bank of America Corp.	302,233
1,268	Commerce Bancshares, Inc.	79,935
1,185	East West Bancorp, Inc.	63,623
801	First Republic Bank	79,419
3,597	JPMorgan Chase & Co.	399,950
592	M&T Bank Corp.	100,054
1,562	PacWest Bancorp	62,855
1,472	Synovus Financial Corp.	55,656
1,896	Wells Fargo & Co.	102,915

		1,246,640

Beverages – 1.4%
1,827	Coca-Cola European Partners PLC*	88,682
1,875	Monster Beverage Corp.*	111,900
306	PepsiCo, Inc.	37,314
989	The Coca-Cola Co.	49,846

		287,742

Biotechnology – 3.1%
996	Alexion Pharmaceuticals, Inc.*	122,657
469	Biogen, Inc.*	156,515
1,003	BioMarin Pharmaceutical, Inc.*	96,318
581	Shire PLC ADR	102,012
776	Vertex Pharmaceuticals, Inc.*	140,293

		617,795

Building Products – 0.4%
1,685	Fortune Brands Home & Security, Inc.	73,803

Capital Markets – 2.6%
569	Affiliated Managers Group, Inc.	63,227
848	Cboe Global Markets, Inc.	91,262
1,594	Lazard Ltd. Class A	63,951

Shares	Description	Value
Common Stocks – (continued)
Capital Markets – (continued)
559	MSCI, Inc.	$ 87,813
944	Northern Trust Corp.	93,673
596	S&P Global, Inc.	108,985

		508,911

Chemicals – 1.4%
548	Celanese Corp. Series A	55,310
1,952	DowDuPont, Inc.	112,923
657	Ecolab, Inc.	105,442

		273,675

Communications Equipment – 1.7%
5,489	Cisco Systems, Inc.	262,758
2,666	Juniper Networks, Inc.	76,541

		339,299

Containers & Packaging – 0.8%
661	Avery Dennison Corp.	63,720
1,997	Ball Corp.	98,073

		161,793

Diversified Financial Services* – 2.2%
2,038	Berkshire Hathaway, Inc. Class B	444,773

Diversified Telecommunication Services – 2.5%
7,782	AT&T, Inc.	243,110
4,307	Verizon Communications, Inc.	259,712

		502,822

Electric Utilities – 1.8%
1,580	Evergy, Inc.	93,805
856	NextEra Energy, Inc.	155,544
2,099	Xcel Energy, Inc.	110,092

		359,441

Electrical Equipment – 1.3%
1,721	Emerson Electric Co.	116,202
670	Hubbell, Inc.	73,807
1,656	Sensata Technologies Holding PLC*	76,607

		266,616

Electronic Equipment, Instruments & Components – 0.4%
941	Amphenol Corp. Class A	82,752

Energy Equipment & Services – 0.5%
3,005	Halliburton Co.	94,447

Entertainment – 1.3%
831	Electronic Arts, Inc.*	69,862
924	Live Nation Entertainment, Inc.*	51,448
366	Netflix, Inc.*	104,724
317	The Walt Disney Co.	36,610

		262,644

GOLDMAN SACHS FLEXIBLE CAP FUND

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – 2.6%
1,870	Chesapeake Lodging Trust	$ 55,296
208	Equinix, Inc.	80,138
621	Equity LifeStyle Properties, Inc.	61,808
1,981	Hudson Pacific Properties, Inc.	61,134
1,671	Pebblebrook Hotel Trust	58,351
466	SBA Communications Corp.*	79,597
604	Simon Property Group, Inc.	112,157

		508,481

Food & Staples Retailing – 1.5%
2,768	US Foods Holding Corp.*	91,842
2,140	Walmart, Inc.	208,971

		300,813

Food Products – 0.5%
3,169	Conagra Brands, Inc.	102,485

Gas Utilities – 0.4%
844	Atmos Energy Corp.	80,746

Health Care Equipment & Supplies – 3.7%
2,936	Abbott Laboratories	217,411
3,877	Boston Scientific Corp.*	146,046
1,479	Danaher Corp.	162,010
836	West Pharmaceutical Services, Inc.	91,592
959	Zimmer Biomet Holdings, Inc.	112,222

		729,281

Health Care Providers & Services – 2.3%
2,372	CVS Health Corp.	190,235
419	Humana, Inc.	138,048
431	UnitedHealth Group, Inc.	121,266

		449,549

Hotels, Restaurants & Leisure – 1.3%
1,160	Dunkin’ Brands Group, Inc.	85,840
1,427	Las Vegas Sands Corp.	78,399
777	Royal Caribbean Cruises Ltd.	87,856

		252,095

Household Products – 2.0%
641	The Clorox Co.	106,162
3,058	The Procter & Gamble Co.	289,012

		395,174

Industrial Conglomerates – 1.2%
7,683	General Electric Co.	57,623
1,186	Honeywell International, Inc.	174,045

		231,668

Shares	Description	Value
Common Stocks – (continued)
Insurance – 2.3%
737	American Financial Group, Inc.	$ 75,439
366	Everest Re Group Ltd.	81,281
2,671	MetLife, Inc.	119,207
1,060	Torchmark Corp.	91,595
1,085	W.R. Berkley Corp.	85,476

		452,998

Interactive Media & Services* – 4.8%
300	Alphabet, Inc. Class A	332,895
265	Alphabet, Inc. Class C	290,024
2,032	Facebook, Inc. Class A	285,719
258	IAC/InterActiveCorp.	45,914

		954,552

Internet & Direct Marketing Retail – 3.5%
353	Amazon.com, Inc.*	596,630
763	Expedia Group, Inc.	92,163

		688,793

IT Services – 4.5%
1,316	Black Knight, Inc.*	59,667
890	Fidelity National Information Services, Inc.	96,076
1,165	Fiserv, Inc.*	92,186
684	Global Payments, Inc.	76,478
845	GoDaddy, Inc. Class A*	55,145
786	Mastercard, Inc. Class A	158,041
829	Total System Services, Inc.	72,430
1,991	Visa, Inc. Class A	282,145

		892,168

Life Sciences Tools & Services – 1.2%
1,722	Agilent Technologies, Inc.	124,587
188	Mettler-Toledo International, Inc.*	119,692

		244,279

Machinery – 1.3%
1,762	Flowserve Corp.	85,475
598	IDEX Corp.	82,165
743	Stanley Black & Decker, Inc.	97,221

		264,861

Media – 1.3%
5,175	Comcast Corp. Class A	201,877
2,032	Liberty Global PLC Class C*	49,357

		251,234

Metals & Mining – 0.2%
1,321	Steel Dynamics, Inc.	46,499

Multi-Utilities – 1.0%
1,447	Ameren Corp.	99,293

GOLDMAN SACHS FLEXIBLE CAP FUND

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Multi-Utilities – (continued)
1,829	CMS Energy Corp.	$ 95,273

		194,566

Oil, Gas & Consumable Fuels – 5.0%
2,241	Chevron Corp.	266,545
725	Concho Resources, Inc.*	94,496
2,114	ConocoPhillips	139,904
1,196	EOG Resources, Inc.	123,559
2,410	Exxon Mobil Corp.	191,595
1,687	Marathon Petroleum Corp.	109,925
1,589	Targa Resources Corp.	70,917

		996,941

Pharmaceuticals – 5.4%
2,958	Elanco Animal Health, Inc.*	98,827
1,713	Eli Lilly & Co.	203,230
1,475	Johnson & Johnson	216,678
861	Merck & Co., Inc.	68,312
7,387	Pfizer, Inc.	341,501
1,568	Zoetis, Inc.	147,188

		1,075,736

Road & Rail – 0.9%
1,184	Union Pacific Corp.	182,076

Semiconductors & Semiconductor Equipment – 3.6%
992	Analog Devices, Inc.	91,185
2,624	Applied Materials, Inc.	97,823
1,946	Intel Corp.	95,957
3,532	Marvell Technology Group Ltd.	56,900
1,199	Maxim Integrated Products, Inc.	67,048
522	NVIDIA Corp.	85,310
799	NXP Semiconductors NV	66,613
1,467	Texas Instruments, Inc.	146,480

		707,316

Software – 5.8%
731	Citrix Systems, Inc.*	79,657
509	Intuit, Inc.	109,196
7,226	Microsoft Corp.	801,291
1,090	salesforce.com, Inc.*	155,608

		1,145,752

Specialty Retail – 3.4%
586	Advance Auto Parts, Inc.	104,138
528	Burlington Stores, Inc.*	87,521
324	O’Reilly Automotive, Inc.*	112,357
1,264	Ross Stores, Inc.	110,726
1,393	The Home Depot, Inc.	251,186

		665,928

Technology Hardware, Storage & Peripherals – 3.8%
4,262	Apple, Inc.	761,108

Textiles, Apparel & Luxury Goods – 1.2%
2,209	NIKE, Inc. Class B	165,940

Shares	Description	Value
Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – (continued)
716	PVH Corp.	$ 79,125

		245,065

Tobacco – 1.9%
3,231	Altria Group, Inc.	177,156
2,356	Philip Morris International, Inc.	203,864

		381,020

TOTAL COMMON STOCKS (Cost $16,167,017)		$19,650,640

TOTAL INVESTMENTS – 98.9% (Cost $16,167,017)		$19,650,640

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%		214,319

NET ASSETS – 100.0%		$19,864,959

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web atwww.GSAMFUNDS.com.

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Schedule of Investments

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 97.8%
Aerospace & Defense – 3.4%
125,554	Harris Corp.	$ 17,947,944
167,178	HEICO Corp.	14,129,885
86,489	HEICO Corp. Class A	5,839,737
128,113	L3 Technologies, Inc.	23,481,832

		61,399,398

Auto Components – 0.9%
226,646	Aptiv PLC	16,295,847

Banks – 1.4%
253,410	First Republic Bank	25,125,602

Beverages – 2.5%
496,028	Brown-Forman Corp. Class B	23,670,456
350,351	Monster Beverage Corp.*	20,908,948

		44,579,404

Biotechnology* – 3.4%
65,070	Agios Pharmaceuticals, Inc.	4,281,606
268,460	Alkermes PLC	9,782,682
120,205	BioMarin Pharmaceutical, Inc.	11,543,286
22,176	Bluebird Bio, Inc.	2,725,209
86,516	Exact Sciences Corp.	6,746,518
381,149	Exelixis, Inc.	7,741,136
63,630	Incyte Corp.	4,088,227
80,966	Neurocrine Biosciences, Inc.	7,146,869
33,095	Sarepta Therapeutics, Inc.	4,284,810
65,847	Seattle Genetics, Inc.	4,120,705

		62,461,048

Capital Markets – 4.9%
238,933	Cboe Global Markets, Inc.	25,713,969
320,420	Lazard Ltd. Class A	12,855,250
61,412	Moody’s Corp.	9,768,807
101,251	MSCI, Inc.	15,905,520
248,209	Northern Trust Corp.	24,629,779

		88,873,325

Chemicals – 1.2%
265,099	Ashland Global Holdings, Inc.	21,708,957

Commercial Services & Supplies – 1.0%
100,136	Cintas Corp.	18,763,484

Containers & Packaging – 1.4%
255,886	Avery Dennison Corp.	24,667,410

Diversified Consumer Services* – 1.7%
253,900	Bright Horizons Family Solutions, Inc.	30,894,552

Electrical Equipment* – 1.1%
430,747	Sensata Technologies Holding PLC	19,926,356

Electronic Equipment, Instruments & Components – 2.9%
590,927	Amphenol Corp. Class A	51,966,120

Shares	Description	Value
Common Stocks – (continued)
Entertainment* – 0.5%
66,360	Spotify Technology SA	$ 9,050,177

Equity Real Estate Investment Trusts (REITs) – 2.6%
142,791	Equity LifeStyle Properties, Inc.	14,211,988
190,550	SBA Communications Corp.*	32,547,846

		46,759,834

Food Products – 1.8%
214,491	McCormick & Co., Inc.	32,173,650

Health Care Equipment & Supplies – 8.1%
22,304	ABIOMED, Inc.*	7,420,095
92,484	Align Technology, Inc.*	21,261,147
139,713	Edwards Lifesciences Corp.*	22,634,903
186,928	IDEXX Laboratories, Inc.*	38,088,449
118,174	Teleflex, Inc.	32,547,483
40,770	The Cooper Cos., Inc.	11,367,899
128,455	West Pharmaceutical Services, Inc.	14,073,530

		147,393,506

Hotels, Restaurants & Leisure – 4.4%
15,262	Chipotle Mexican Grill, Inc.*	7,222,131
410,270	Choice Hotels International, Inc.	31,947,725
37,189	Domino’s Pizza, Inc.	10,313,253
410,288	Dunkin’ Brands Group, Inc.	30,361,312

		79,844,421

Household Products – 0.8%
90,521	The Clorox Co.	14,992,088

Industrial Conglomerates – 1.8%
111,055	Roper Technologies, Inc.	33,048,857

Interactive Media & Services* – 1.3%
72,330	IAC/InterActiveCorp.	12,871,847
344,708	Twitter, Inc.	10,841,066

		23,712,913

Internet & Direct Marketing Retail* – 0.6%
227,248	Farfetch Ltd. Class A	5,169,892
75,230	GrubHub, Inc.	5,889,757

		11,059,649

IT Services – 12.5%
731,828	Black Knight, Inc.*	33,181,082
319,786	Fidelity National Information Services, Inc.	34,520,899
501,768	Fiserv, Inc.*	39,704,902
358,259	Global Payments, Inc.	40,056,939
518,048	GoDaddy, Inc. Class A*	33,807,812
155,697	Square, Inc. Class A*	10,873,878
396,186	Total System Services, Inc.	34,614,771

		226,760,283

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Life Sciences Tools & Services – 6.0%
526,971	Agilent Technologies, Inc.	$ 38,126,352
113,613	Illumina, Inc.*	38,344,387
20,209	Mettler-Toledo International, Inc.*	12,866,262
160,524	PRA Health Sciences, Inc.*	18,739,572

		108,076,573

Machinery – 4.8%
299,990	Fortive Corp.	22,820,239
151,525	IDEX Corp.	20,819,535
107,422	Ingersoll-Rand PLC	11,120,325
217,538	John Bean Technologies Corp.	17,955,587
200,445	Xylem, Inc.	14,628,476

		87,344,162

Multiline Retail – 2.6%
423,048	Dollar General Corp.	46,954,098

Oil, Gas & Consumable Fuels – 2.0%
167,521	Cheniere Energy, Inc.*	10,238,883
110,411	Concho Resources, Inc.*	14,390,970
55,783	Diamondback Energy, Inc.	6,157,328
452,555	WPX Energy, Inc.*	6,313,142

		37,100,323

Pharmaceuticals – 1.4%
247,528	Elanco Animal Health, Inc.*	8,269,910
172,142	Zoetis, Inc.	16,158,970

		24,428,880

Professional Services* – 1.4%
212,009	Verisk Analytics, Inc.	26,144,950

Road & Rail – 0.7%
97,577	Old Dominion Freight Line, Inc.	13,341,703

Semiconductors & Semiconductor Equipment – 4.4%
589,051	Advanced Micro Devices, Inc.*	12,546,786
275,288	Analog Devices, Inc.	25,304,473
1,413,696	Marvell Technology Group Ltd.	22,774,643
351,417	Maxim Integrated Products, Inc.	19,651,239

		80,277,141

Software – 9.1%
59,719	Atlassian Corp. PLC Class A*	5,132,251
159,213	Autodesk, Inc.*	23,006,278
196,328	Citrix Systems, Inc.*	21,393,862
148,967	Intuit, Inc.	31,957,891
210,405	PTC, Inc.*	18,197,928
115,703	Red Hat, Inc.*	20,659,928
167,751	ServiceNow, Inc.*	31,079,228

Shares	Description	Value
Common Stocks – (continued)
Software – (continued)
125,555	Splunk, Inc.*	$ 14,028,260

		165,455,626

Specialty Retail – 3.4%
164,337	Five Below, Inc.*	17,220,874
363,963	Ross Stores, Inc.	31,883,159
142,521	Tiffany & Co.	12,969,411

		62,073,444

Textiles, Apparel & Luxury Goods – 1.8%
107,301	Lululemon Athletica, Inc.*	14,222,748
158,804	PVH Corp.	17,549,430

		31,772,178

TOTAL COMMON STOCKS (Cost $1,418,378,306)		$1,774,425,959

TOTAL INVESTMENTS – 97.8% (Cost $1,418,378,306)		$1,774,425,959

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.2%		40,273,410

NET ASSETS – 100.0%		$1,814,699,369

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 99.8%
Aerospace & Defense – 1.7%
198,501	HEICO Corp.	$ 16,777,305
292,470	HEICO Corp. Class A	19,747,574

		36,524,879

Automobiles – 0.6%
101,886	Thor Industries, Inc.	6,908,890
236,284	Winnebago Industries, Inc.	5,914,188

		12,823,078

Banks – 5.1%
748,065	Amalgamated Bank Class A	15,978,668
739,211	Eagle Bancorp, Inc.*	42,608,122
179,070	First Republic Bank	17,754,791
377,735	Glacier Bancorp, Inc.	17,836,647
183,619	Old Line Bancshares, Inc.	5,571,000
104,639	Signature Bank	12,905,128

		112,654,356

Beverages – 1.4%
447,761	MGP Ingredients, Inc.	30,443,270

Biotechnology* – 10.0%
838,759	ACADIA Pharmaceuticals, Inc.	15,986,747
267,729	Agios Pharmaceuticals, Inc.	17,616,568
1,136,687	Alder Biopharmaceuticals, Inc.(a)	15,208,872
597,137	Alkermes PLC	21,759,672
537,596	Amarin Corp. PLC ADR	9,676,728
97,165	BioSpecifics Technologies Corp.	5,963,016
104,744	Bluebird Bio, Inc.	12,871,990
278,971	Evelo Biosciences, Inc.(a)	2,767,392
131,512	Exact Sciences Corp.	10,255,306
1,295,449	Exelixis, Inc.	26,310,569
87,778	Incyte Corp.	5,639,737
93,758	Neurocrine Biosciences, Inc.	8,276,019
1,134,304	Proteostasis Therapeutics, Inc.	5,750,921
49,404	Sage Therapeutics, Inc.	5,695,787
176,743	Sarepta Therapeutics, Inc.	22,882,916
88,284	Spark Therapeutics, Inc.	3,719,405
362,793	TESARO, Inc.	16,826,340
459,019	UNITY Biotechnology, Inc.(a)	5,902,984
232,324	Y-mAbs Therapeutics, Inc.(a)	5,789,514

		218,900,483

Building Products – 0.8%
107,992	A.O. Smith Corp.	5,116,661
296,349	Fortune Brands Home & Security, Inc.	12,980,086

		18,096,747

Capital Markets – 4.0%
122,283	Affiliated Managers Group, Inc.	13,588,087
223,247	Cboe Global Markets, Inc.	24,025,842
820,006	Lazard Ltd. Class A	32,898,641

Shares	Description	Value
Common Stocks – (continued)
Capital Markets – (continued)
115,658	MSCI, Inc.	$ 18,168,715

		88,681,285

Chemicals – 1.4%
307,892	Ashland Global Holdings, Inc.	25,213,276
61,254	Ingevity Corp.*	6,003,504

		31,216,780

Commercial Services & Supplies – 1.5%
423,233	Healthcare Services Group, Inc.(a)	19,976,597
99,344	Rollins, Inc.	6,314,305
100,209	US Ecology, Inc.	6,981,561

		33,272,463

Communications Equipment* – 0.8%
1,689,341	Viavi Solutions, Inc.	17,129,918

Construction Materials* – 0.5%
718,492	Summit Materials, Inc. Class A	10,418,134

Consumer Finance* – 1.5%
201,399	Green Dot Corp. Class A	16,784,593
1,598,885	SLM Corp.	16,420,549

		33,205,142

Containers & Packaging – 1.4%
321,558	Avery Dennison Corp.	30,998,191

Diversified Consumer Services* – 1.8%
330,594	Bright Horizons Family Solutions, Inc.	40,226,678

Diversified Telecommunication Services* – 0.3%
217,789	Zayo Group Holdings, Inc.	5,732,206

Electrical Equipment* – 0.9%
441,792	Sensata Technologies Holding PLC	20,437,298

Electronic Equipment, Instruments & Components – 2.5%
515,696	Badger Meter, Inc.	28,621,128
606,782	Cognex Corp.	26,710,544

		55,331,672

Entertainment – 0.7%
93,817	Take-Two Interactive Software, Inc.*	10,288,910
71,401	World Wrestling Entertainment, Inc. Class A	5,280,818

		15,569,728

Equity Real Estate Investment Trusts (REITs)* – 0.8%
105,899	SBA Communications Corp.	18,088,608

Health Care Equipment & Supplies – 8.3%
26,382	ABIOMED, Inc.*	8,776,764

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
370,681	Axonics Modulation Technologies, Inc.*(a)	$ 4,892,989
99,741	DexCom, Inc.*	12,925,436
547,496	ElectroCore, Inc.*	3,646,323
58,975	Heska Corp.*	6,132,221
50,721	IDEXX Laboratories, Inc.*	10,334,911
227,469	Neogen Corp.*	14,753,639
89,555	NuVasive, Inc.*	5,703,758
228,680	SI-BONE, Inc.*	4,107,093
80,264	Tandem Diabetes Care, Inc.*	2,955,320
218,993	Teleflex, Inc.	60,315,052
68,106	The Cooper Cos., Inc.	18,989,996
263,223	West Pharmaceutical Services, Inc.	28,838,712

		182,372,214

Health Care Providers & Services* – 1.7%
443,780	Acadia Healthcare Co., Inc.	15,075,207
401,825	Guardant Health, Inc.	14,357,207
88,278	HealthEquity, Inc.	7,829,376

		37,261,790

Health Care Technology* – 1.1%
182,042	Teladoc Health, Inc.	11,368,523
122,017	Veeva Systems, Inc. Class A	11,733,155

		23,101,678

Hotels, Restaurants & Leisure – 7.0%
477,020	Choice Hotels International, Inc.	37,145,547
73,704	Domino’s Pizza, Inc.	20,439,593
594,881	Dunkin’ Brands Group, Inc.	44,021,194
123,293	Vail Resorts, Inc.	34,420,940
275,917	Wingstop, Inc.	18,105,674

		154,132,948

Household Durables* – 0.8%
702,498	M/I Homes, Inc.	16,536,803

Interactive Media & Services* – 1.2%
140,803	IAC/InterActiveCorp.	25,057,302

Internet & Direct Marketing Retail* – 0.5%
179,679	Farfetch Ltd. Class A	4,087,697
93,227	GrubHub, Inc.	7,298,742

		11,386,439

IT Services – 12.8%
1,661,690	Black Knight, Inc.*	75,341,025
140,774	Euronet Worldwide, Inc.*	16,556,430
81,713	Gartner, Inc.*	12,517,615
355,878	Global Payments, Inc.	39,790,719
828,466	GoDaddy, Inc. Class A*	54,065,691
633,235	InterXion Holding NV*	39,431,543
363,823	Total System Services, Inc.	31,787,216
117,702	Wix.com Ltd.*	11,085,174

		280,575,413

Shares	Description	Value
Common Stocks – (continued)
Leisure Products – 0.1%
36,510	Brunswick Corp.	$ 1,936,490

Life Sciences Tools & Services – 2.5%
218,319	Medpace Holdings, Inc.*	13,516,129
234,209	PerkinElmer, Inc.	20,390,236
177,398	PRA Health Sciences, Inc.*	20,709,442

		54,615,807

Machinery – 5.4%
491,807	Evoqua Water Technologies Corp.*	4,495,116
135,050	IDEX Corp.	18,555,870
350,126	John Bean Technologies Corp.	28,899,400
547,509	Mueller Water Products, Inc. Class A	5,765,270
109,785	RBC Bearings, Inc.*	16,799,301
1,234,987	Welbilt, Inc.*	17,067,520
374,400	Xylem, Inc.	27,323,712

		118,906,189

Oil, Gas & Consumable Fuels – 1.5%
396,845	Centennial Resource Development, Inc. Class A*	6,159,034
115,617	Cheniere Energy, Inc.*	7,066,511
66,383	Diamondback Energy, Inc.	7,327,356
286,552	Parsley Energy, Inc. Class A*	5,768,292
429,745	WPX Energy, Inc.*	5,994,943

		32,316,136

Pharmaceuticals* – 1.5%
474,875	Aratana Therapeutics, Inc.	3,086,688
415,902	Elanco Animal Health, Inc.	13,895,286
139,830	Endo International PLC	1,682,155
72,721	GW Pharmaceuticals PLC ADR	8,946,137
914,445	Marinus Pharmaceuticals, Inc.(a)	4,270,458

		31,880,724

Professional Services* – 0.2%
278,013	Upwork, Inc.	5,179,382

Real Estate Management & Development – 0.4%
210,869	HFF, Inc. Class A	8,519,108

Road & Rail – 2.6%
42,471	Genesee & Wyoming, Inc. Class A*	3,536,985
104,881	Kansas City Southern	10,807,987
304,871	Old Dominion Freight Line, Inc.	41,685,012

		56,029,984

Semiconductors & Semiconductor Equipment – 3.0%
801,899	Advanced Micro Devices, Inc.*	17,080,449

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
2,062,905	Marvell Technology Group Ltd.	$ 33,233,399
204,730	MKS Instruments, Inc.	16,063,116

		66,376,964

Software* – 8.4%
757,391	Cadence Design Systems, Inc.	34,112,891
199,515	Coupa Software, Inc.	12,854,751
564,419	ForeScout Technologies, Inc.	15,323,976
59,632	Proofpoint, Inc.	5,784,900
412,915	PTC, Inc.	35,713,018
146,222	Splunk, Inc.	16,337,384
164,024	SVMK, Inc.(a)	2,342,263
118,844	Tableau Software, Inc. Class A	14,812,716
116,591	The Ultimate Software Group, Inc.	30,770,697
280,133	Zendesk, Inc.	16,648,304

		184,700,900

Specialty Retail* – 1.9%
130,096	Burlington Stores, Inc.	21,564,713
200,368	Five Below, Inc.	20,996,563

		42,561,276

Textiles, Apparel & Luxury Goods – 0.6%
149,502	Carter’s, Inc.	13,828,935

Trading Companies & Distributors* – 0.6%
209,054	SiteOne Landscape Supply, Inc.	12,886,089

TOTAL COMMON STOCKS (Cost $1,917,194,230)		$2,189,913,487

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,917,194,230)		$2,189,913,487

Shares	Dividend Rate	Value
Securities Lending Reinvestment Vehicle(b) – 0.5%
Goldman Sachs Financial Square Government Fund - Institutional Shares
11,514,590	2.131%	$ 11,514,590
(Cost $11,514,590)

TOTAL INVESTMENTS – 100.3% (Cost $1,928,708,820)		$2,201,428,077

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%		(7,277,292)

NET ASSETS – 100.0%		$2,194,150,785

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated fund.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 99.7%
Aerospace & Defense – 3.3%
9,912	Northrop Grumman Corp.	$ 2,575,931
11,423	The Boeing Co.	3,961,039

		6,536,970

Air Freight & Logistics* – 0.6%
14,272	XPO Logistics, Inc.	1,082,674

Auto Components – 0.9%
23,783	Aptiv PLC	1,709,998

Banks – 1.1%
21,983	First Republic Bank	2,179,614

Beverages – 2.5%
21,393	Brown-Forman Corp. Class B	1,020,874
41,241	Monster Beverage Corp.*	2,461,263
28,963	The Coca-Cola Co.	1,459,735

		4,941,872

Biotechnology – 4.1%
6,278	AbbVie, Inc.	591,827
10,803	Alexion Pharmaceuticals, Inc.*	1,330,389
2,360	Biogen, Inc.*	787,579
10,791	BioMarin Pharmaceutical, Inc.*	1,036,260
16,205	Incyte Corp.*	1,041,171
6,034	Shire PLC ADR	1,059,450
12,074	Vertex Pharmaceuticals, Inc.*	2,182,859

		8,029,535

Capital Markets – 1.6%
11,112	Cboe Global Markets, Inc.	1,195,874
19,154	Northern Trust Corp.	1,900,651

		3,096,525

Chemicals – 2.1%
15,644	DowDuPont, Inc.	905,005
13,604	Ecolab, Inc.	2,183,306
2,571	The Sherwin-Williams Co.	1,090,284

		4,178,595

Communications Equipment – 0.9%
37,208	Cisco Systems, Inc.	1,781,147

Construction Materials – 0.4%
3,989	Martin Marietta Materials, Inc.	760,662

Electrical Equipment* – 0.6%
24,781	Sensata Technologies Holding PLC	1,146,369

Electronic Equipment, Instruments & Components – 1.0%
23,057	Amphenol Corp. Class A	2,027,633

Entertainment* – 2.0%
17,384	Electronic Arts, Inc.	1,461,473

Shares	Description	Value
Common Stocks – (continued)
Entertainment* – (continued)
8,882	Netflix, Inc.	$ 2,541,406

		4,002,879

Equity Real Estate Investment Trusts (REITs) – 1.9%
13,858	American Tower Corp.	2,279,502
3,616	Equinix, Inc.	1,393,173

		3,672,675

Food & Staples Retailing – 0.9%
18,701	Walmart, Inc.	1,826,153

Food Products – 1.1%
31,424	Mondelez International, Inc. Class A	1,413,451
16,340	The Kraft Heinz Co.	835,301

		2,248,752

Health Care Equipment & Supplies – 4.8%
6,485	Align Technology, Inc.*	1,490,837
73,014	Boston Scientific Corp.*	2,750,437
19,910	Danaher Corp.	2,180,941
3,873	Intuitive Surgical, Inc.*	2,056,060
8,912	West Pharmaceutical Services, Inc.	976,399

		9,454,674

Health Care Providers & Services – 2.5%
8,291	Humana, Inc.	2,731,636
7,982	UnitedHealth Group, Inc.	2,245,815

		4,977,451

Hotels, Restaurants & Leisure – 2.7%
1,710	Chipotle Mexican Grill, Inc.*	809,189
27,748	Dunkin’ Brands Group, Inc.	2,053,352
12,492	McDonald’s Corp.	2,354,867

		5,217,408

Household Products – 0.6%
19,527	Colgate-Palmolive Co.	1,240,355

Industrial Conglomerates – 1.5%
20,742	Honeywell International, Inc.	3,043,888

Insurance* – 0.5%
848	Markel Corp.	970,231

Interactive Media & Services* – 8.6%
5,659	Alphabet, Inc. Class A	6,279,510
4,282	Alphabet, Inc. Class C	4,686,349
42,695	Facebook, Inc. Class A	6,003,344

		16,969,203

Internet & Direct Marketing Retail* – 6.3%
6,278	Alibaba Group Holding Ltd. ADR	1,009,879
6,733	Amazon.com, Inc.	11,379,915

		12,389,794

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
IT Services – 6.6%
18,005	Fiserv, Inc.*	$ 1,424,736
16,430	Global Payments, Inc.	1,837,038
19,305	Mastercard, Inc. Class A	3,881,656
40,774	Visa, Inc. Class A	5,778,084

		12,921,514

Life Sciences Tools & Services – 2.7%
32,133	Agilent Technologies, Inc.	2,324,823
8,836	Illumina, Inc.*	2,982,150

		5,306,973

Machinery – 2.3%
7,794	Deere & Co.	1,207,135
29,565	Fortive Corp.	2,249,009
7,534	Stanley Black & Decker, Inc.	985,824

		4,441,968

Media – 1.1%
54,875	Comcast Corp. Class A	2,140,674

Oil, Gas & Consumable Fuels – 1.7%
9,608	Diamondback Energy, Inc.	1,060,531
16,144	EOG Resources, Inc.	1,667,837
10,138	Marathon Petroleum Corp.	660,592

		3,388,960

Pharmaceuticals – 3.2%
11,535	Elanco Animal Health, Inc.*	385,384
27,611	Eli Lilly & Co.	3,275,769
28,368	Zoetis, Inc.	2,662,904

		6,324,057

Road & Rail – 2.7%
36,023	CSX Corp.	2,616,350
17,247	Union Pacific Corp.	2,652,244

		5,268,594

Semiconductors & Semiconductor Equipment – 4.0%
12,927	Analog Devices, Inc.	1,188,250
72,847	Marvell Technology Group Ltd.	1,173,565
11,286	NVIDIA Corp.	1,844,471
19,131	NXP Semiconductors NV	1,594,952
21,272	Texas Instruments, Inc.	2,124,009

		7,925,247

Software – 12.1%
12,285	Adobe, Inc.*	3,082,184
8,669	Autodesk, Inc.*	1,252,670
12,345	Intuit, Inc.	2,648,373
118,807	Microsoft Corp.	13,174,508
24,782	salesforce.com, Inc.*	3,537,878

		23,695,613

Shares	Description	Value
Common Stocks – (continued)
Specialty Retail – 1.7%
21,483	Ross Stores, Inc.	$ 1,881,911
8,049	The Home Depot, Inc.	1,451,395

		3,333,306

Technology Hardware, Storage & Peripherals – 6.1%
66,840	Apple, Inc.	11,936,287

Textiles, Apparel & Luxury Goods – 2.4%
43,012	NIKE, Inc. Class B	3,231,062
12,875	PVH Corp.	1,422,816

		4,653,878

Tobacco – 0.6%
12,694	Philip Morris International, Inc.	1,098,412

TOTAL COMMON STOCKS (Cost $119,958,196)		$195,920,540

TOTAL INVESTMENTS – 99.7% (Cost $119,958,196)		$195,920,540

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		617,640

NET ASSETS – 100.0%		$196,538,180

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Schedule of Investments

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 98.1%
Communications Equipment – 2.9%
297,062	Cisco Systems, Inc.	$ 14,220,358

Electronic Equipment, Instruments & Components – 3.0%
166,501	Amphenol Corp. Class A	14,642,098

Entertainment – 1.2%
111,992	Activision Blizzard, Inc.	5,586,161

Equity Real Estate Investment Trusts (REITs) – 4.7%
92,509	American Tower Corp.	15,216,806
19,444	Equinix, Inc.	7,491,384

		22,708,190

Interactive Media & Services* – 11.7%
17,340	Alphabet, Inc. Class A	19,241,331
18,727	Alphabet, Inc. Class C	20,495,391
116,238	Facebook, Inc. Class A	16,344,225

		56,080,947

Internet & Direct Marketing Retail – 12.3%
75,350	Alibaba Group Holding Ltd. ADR*	12,120,801
24,716	Amazon.com, Inc.*	41,774,242
35,983	Expedia Group, Inc.	4,346,386
37,913	Farfetch Ltd. Class A*(a)	862,521

		59,103,950

IT Services – 15.8%
141,741	Black Knight, Inc.*	6,426,537
97,485	Fidelity National Information Services, Inc.	10,523,506
113,613	Global Payments, Inc.	12,703,069
134,654	GoDaddy, Inc. Class A*	8,787,520
53,900	Mastercard, Inc. Class A	10,837,673
111,934	Total System Services, Inc.	9,779,674
117,916	Visa, Inc. Class A	16,709,876

		75,767,855

Life Sciences Tools & Services* – 1.1%
15,679	Illumina, Inc.	5,291,662

Semiconductors & Semiconductor Equipment – 12.1%
169,310	Advanced Micro Devices, Inc.*	3,606,303
106,388	Analog Devices, Inc.	9,779,185
144,154	Applied Materials, Inc.	5,374,061
586,610	Marvell Technology Group Ltd.	9,450,287
59,993	NVIDIA Corp.	9,804,656
95,543	NXP Semiconductors NV	7,965,420
119,604	Texas Instruments, Inc.	11,942,459

		57,922,371

Software – 28.3%
64,039	Adobe, Inc.*	16,066,745
46,705	Autodesk, Inc.*	6,748,872
83,900	Citrix Systems, Inc.*	9,142,583
44,184	Intuit, Inc.	9,478,793
356,966	Microsoft Corp.	39,583,960

Shares	Description	Value
Common Stocks – (continued)
Software – (continued)
82,012	PTC, Inc.*	$ 7,093,218
82,143	Red Hat, Inc.*	14,667,454
91,517	Salesforce.com, Inc.*	13,064,967
70,595	ServiceNow, Inc.*	13,079,136
61,518	Splunk, Inc.*	6,873,406

		135,799,134

Technology Hardware, Storage & Peripherals – 5.0%
135,263	Apple, Inc.	24,155,267

TOTAL COMMON STOCKS (Cost $269,954,332)		$471,277,993

Shares	Dividend Rate	Value
Investment Companies(b) – 0.4%
Goldman Sachs Financial Square Government Fund - Institutional Shares
1,843,392	2.131%	$ 1,843,392
(Cost $1,843,392)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $271,797,724)		$473,121,385

Securities Lending Reinvestment Vehicle(b) – 0.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
7,050	2.131%	$ 7,050
(Cost $7,050)

TOTAL INVESTMENTS – 98.5% (Cost $271,804,774)		$473,128,435

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.5%		7,102,180

NET ASSETS – 100.0%		$480,230,615

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated fund.

Investment Abbreviations:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Securities Lending — The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Small/Mid Cap Growth and Technology Opportunities Funds invests the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to to 0.16% (prior to February 21, 2018, GSAM may have received a management fee of up to 0.205%) on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.

Each of the Funds and BNYM received compensation relating to the lending of the Funds’ securities.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of November 30, 2018:

BLUE CHIP

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$169,702	$—	$—
North America	10,011,427	—	—
Investment Company	314,348	—	—
Total	$10,495,477	$—	$—

CAPITAL GROWTH

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$2,539,274	$—	$—
Europe	37,595,555	—	—
North America	878,184,799	—	—
Investment Company	4,700,804	—	—
Total	$923,020,432	$—	$—

CONCENTRATED GROWTH

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$2,329,896	$—	$—
Europe	5,430,707	—	—
North America	136,966,993	—	—
Investment Company	867,384	—	—
Total	$145,594,980	$—	$—

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

FLEXIBLE CAP GOWTH

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$344,573	$—	$—
North America	19,306,067	—	––
Total	$19,650,640	$—	$—

GROWTH OPPORTUNITIES

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Australia & Oceania	$5,132,251	$—	$—
Europe	40,298,598	—	—
North America	1,728,995,110	—	—
Total	$1,774,425,959	$—	$—

SMALL/MID CAP GROWTH

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$11,085,174	$—	$—
Europe	85,583,932	—	—
North America	2,093,244,381	—	—
Securities Lending Reinvestment Vehicle	11,514,590	—	—
Total	$2,201,428,077	$—	$—

STRATEGIC GROWTH

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$1,009,879	$—	$—
Europe	3,304,950	—	—
North America	191,605,711	—	—
Total	$195,920,540	$—	$—

TECHNOLOGY OPPORTUNITIES

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$12,120,801	$—	$—
Europe	8,827,941	—	—
North America	450,329,251	—	—
Investment Company	1,843,392	—	—
Securities Lending Reinvestment Vehicle	7,050	—	—
Total	$473,128,435	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Foreign Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Industry Concentration Risk — The Technology Opportunities Fund invests primarily in equity investments in high-quality technology, media, or service companies that adopt or use technology to improve their cost structure, revenue opportunities or competitive advantage. Because of its focus on technology, media and service companies, the Technology Opportunities Fund is subject to greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors. The Technology Opportunities Fund may also invest in a relatively few number of issuers. Thus, the Technology Opportunities Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

GOLDMAN SACHS EQUITY INCOME FUND

Schedule of Investments

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 98.4%
Aerospace & Defense – 1.1%
9,036	Northrop Grumman Corp.	$ 2,348,276
10,419	Raytheon Co.	1,826,867

		4,175,143

Banks – 11.4%
229,638	Bank of America Corp.	6,521,719
122,340	BB&T Corp.	6,251,574
49,992	Commerce Bancshares, Inc.	3,150,468
17,519	Cullen/Frost Bankers, Inc.	1,757,506
105,596	JPMorgan Chase & Co.	11,741,219
17,937	M&T Bank Corp.	3,031,532
97,234	SunTrust Banks, Inc.	6,095,600
57,869	Wells Fargo & Co.	3,141,129

		41,690,747

Capital Markets – 2.5%
56,473	Northern Trust Corp.	5,603,816
42,070	Singapore Exchange Ltd. ADR	3,361,435

		8,965,251

Chemicals – 3.0%
95,924	DowDuPont, Inc.	5,549,204
18,027	Ecolab, Inc.	2,893,153
16,100	Linde PLC	2,560,705

		11,003,062

Commercial Services & Supplies – 1.2%
57,641	Republic Services, Inc.	4,457,955

Communications Equipment – 2.9%
220,604	Cisco Systems, Inc.	10,560,314

Construction & Engineering – 0.6%
97,902	Vinci SA ADR	2,133,285

Diversified Telecommunication Services – 5.1%
290,008	AT&T, Inc.	9,059,850
161,547	Verizon Communications, Inc.	9,741,284

		18,801,134

Electric Utilities – 3.8%
57,496	Duke Energy Corp.	5,092,421
55,738	Pinnacle West Capital Corp.	4,980,747
74,526	Xcel Energy, Inc.	3,908,889

		13,982,057

Electronic Equipment, Instruments & Components – 0.7%
32,469	TE Connectivity Ltd.	2,497,840

Energy Equipment & Services – 0.3%
24,640	Schlumberger Ltd.	1,111,264

Equity Real Estate Investment Trusts (REITs) – 4.8%
37,293	Crown Castle International Corp.	4,284,966
55,955	Equity Residential	3,986,794

Shares	Description	Value
Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
112,525	Hudson Pacific Properties, Inc.	$ 3,472,521
165,509	SITE Centers Corp.	2,058,932
56,525	Ventas, Inc.	3,588,772

		17,391,985

Food & Staples Retailing – 1.8%
65,988	Walmart, Inc.	6,443,728

Food Products – 1.6%
104,927	Conagra Brands, Inc.	3,393,339
50,388	The Kraft Heinz Co.	2,575,835

		5,969,174

Health Care Equipment & Supplies – 4.7%
94,779	Abbott Laboratories	7,018,385
103,384	Medtronic PLC	10,083,042

		17,101,427

Health Care Providers & Services – 1.2%
55,982	CVS Health Corp.	4,489,756

Hotels, Restaurants & Leisure – 1.6%
31,868	McDonald’s Corp.	6,007,437

Household Products – 2.7%
11,848	The Clorox Co.	1,962,266
82,451	The Procter & Gamble Co.	7,792,444

		9,754,710

Industrial Conglomerates – 2.5%
17,841	3M Co.	3,709,501
37,397	Honeywell International, Inc.	5,488,010

		9,197,511

Insurance – 3.4%
64,530	Principal Financial Group, Inc.	3,182,620
45,128	ProAssurance Corp.	1,973,447
19,994	RenaissanceRe Holdings Ltd.	2,651,404
34,773	The Travelers Cos., Inc.	4,533,356

		12,340,827

Interactive Media & Services* – 1.0%
3,310	Alphabet, Inc. Class A	3,672,942

IT Services – 0.7%
16,904	Visa, Inc. Class A	2,395,466

Machinery – 1.0%
26,644	Stanley Black & Decker, Inc.	3,486,367

Media – 2.1%
197,420	Comcast Corp. Class A	7,701,354

Multi-Utilities – 2.6%
76,512	Public Service Enterprise Group, Inc.	4,277,021

GOLDMAN SACHS EQUITY INCOME FUND

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Multi-Utilities – (continued)
45,534	Sempra Energy	$ 5,246,427

		9,523,448

Oil, Gas & Consumable Fuels – 10.4%
95,152	BP PLC ADR	3,839,383
108,839	Chevron Corp.	12,945,311
97,148	Exxon Mobil Corp.	7,723,266
43,845	Marathon Petroleum Corp.	2,856,940
133,752	Royal Dutch Shell PLC Class B ADR	8,296,637
98,794	The Williams Cos., Inc.	2,501,464

		38,163,001

Personal Products – 1.2%
76,790	Unilever NV	4,262,613

Pharmaceuticals – 13.1%
15,311	Allergan PLC	2,397,702
80,607	Bristol-Myers Squibb Co.	4,309,250
144,403	Johnson & Johnson	21,212,801
107,259	Merck & Co., Inc.	8,509,929
244,968	Pfizer, Inc.	11,324,871

		47,754,553

Road & Rail – 1.4%
33,064	Union Pacific Corp.	5,084,582

Semiconductors & Semiconductor Equipment – 2.3%
35,505	Analog Devices, Inc.	3,263,619
152,581	Marvell Technology Group Ltd.	2,458,080
27,935	Texas Instruments, Inc.	2,789,310

		8,511,009

Software – 1.0%
33,223	Microsoft Corp.	3,684,098

Technology Hardware, Storage & Peripherals – 1.3%
27,609	Apple, Inc.	4,930,415

Tobacco – 1.2%
80,351	Altria Group, Inc.	4,405,645

Water Utilities – 1.3%
50,423	American Water Works Co., Inc.	4,810,858

Wireless Telecommunication Services – 0.9%
160,947	Vodafone Group PLC ADR	3,458,751

TOTAL COMMON STOCKS (Cost $325,835,197)		$359,919,709

TOTAL INVESTMENTS – 98.4% (Cost $325,835,197)		$359,919,709

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.6%		5,813,456

NET ASSETS – 100.0%		$365,733,165

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
ADR	— American Depositary Receipt
BP	— British Pound Offered Rate
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS FOCUSED VALUE FUND

Schedule of Investments

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 97.8%
Aerospace & Defense – 3.0%
883	Raytheon Co.	$ 154,825

Banks – 10.3%
8,623	Bank of America Corp.	244,893
902	First Republic Bank	89,433
1,840	JPMorgan Chase & Co.	204,590

		538,916

Biotechnology* – 3.1%
596	Alexion Pharmaceuticals, Inc.	73,397
936	BioMarin Pharmaceutical, Inc.	89,884

		163,281

Capital Markets – 4.4%
1,868	Lazard Ltd. Class A	74,944
1,558	Northern Trust Corp.	154,600

		229,544

Chemicals – 5.0%
931	Celanese Corp. Class A	93,966
2,896	DowDuPont, Inc.	167,533

		261,499

Consumer Finance – 2.7%
1,265	American Express Co.	142,022

Diversified Financial Services* – 4.2%
998	Berkshire Hathaway, Inc. Class B	217,804

Diversified Telecommunication Services – 3.6%
3,154	Verizon Communications, Inc.	190,186

Electric Utilities – 2.9%
2,934	Xcel Energy, Inc.	153,888

Entertainment* – 2.3%
2,198	Live Nation Entertainment, Inc.	122,385

Equity Real Estate Investment Trusts (REITs) – 2.0%
854	Alexandria Real Estate Equities, Inc.	106,323

Food & Staples Retailing – 3.9%
2,104	Walmart, Inc.	205,456

Health Care Equipment & Supplies – 4.7%
1,933	Boston Scientific Corp.*	72,816
1,481	Zimmer Biomet Holdings, Inc.	173,307

		246,123

Health Care Providers & Services – 2.0%
1,313	CVS Health Corp.	105,303

Shares	Description	Value
Common Stocks – (continued)
Hotels, Restaurants & Leisure – 2.8%
1,273	Royal Caribbean Cruises Ltd.	$ 143,938

Household Products – 2.8%
1,536	The Procter & Gamble Co.	145,167

Industrial Conglomerates – 2.3%
822	Honeywell International, Inc.	120,629

Insurance – 1.4%
563	Chubb Ltd.	75,296

Interactive Media & Services* – 4.5%
142	Alphabet, Inc. Class A	157,570
557	Facebook, Inc. Class A	78,320

		235,890

Machinery – 1.6%
617	Stanley Black & Decker, Inc.	80,734

Multi-Utilities – 2.3%
1,760	Ameren Corp.	120,771

Oil, Gas & Consumable Fuels – 8.6%
1,279	Cheniere Energy, Inc.*	78,173
1,314	Chevron Corp.	156,287
716	Concho Resources, Inc.*	93,323
1,836	Marathon Petroleum Corp.	119,634

		447,417

Pharmaceuticals – 6.4%
1,321	Eli Lilly & Co.	156,723
3,821	Pfizer, Inc.	176,645

		333,368

Road & Rail – 3.0%
1,027	Union Pacific Corp.	157,932

Semiconductors & Semiconductor Equipment – 1.4%
4,442	Marvell Technology Group Ltd.	71,561

Software – 3.0%
700	Check Point Software Technologies Ltd.*	78,267
713	Microsoft Corp.	79,065

		157,332

Textiles, Apparel & Luxury Goods – 1.2%
552	PVH Corp.	61,002

Tobacco – 2.4%
2,309	Altria Group, Inc.	126,602

TOTAL COMMON STOCKS (Cost $4,953,959)		$5,115,194

GOLDMAN SACHS FOCUSED VALUE FUND

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Dividend Rate	Value
Investment Company(a) – 0.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
8	2.131%	$ 8
(Cost $8)

TOTAL INVESTMENTS – 97.8% (Cost $4,953,967)		$5,115,202

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.2%		115,566

NET ASSETS – 100.0%		$5,230,768

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated fund.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 96.9%
Aerospace & Defense – 0.9%
26,736	Raytheon Co.	$ 4,687,890

Air Freight & Logistics* – 0.5%
37,753	XPO Logistics, Inc.	2,863,943

Auto Components – 0.4%
116,715	Delphi Technologies PLC	1,994,659

Banks – 11.2%
551,491	Bank of America Corp.	15,662,344
156,957	First Horizon National Corp.	2,588,221
36,047	First Republic Bank	3,574,060
157,418	JPMorgan Chase & Co.	17,503,308
29,364	M&T Bank Corp.	4,962,810
19,637	Signature Bank	2,421,831
92,238	SunTrust Banks, Inc.	5,782,400
123,629	Wells Fargo & Co.	6,710,582

		59,205,556

Biotechnology* – 1.5%
33,650	Alexion Pharmaceuticals, Inc.	4,143,997
38,721	BioMarin Pharmaceutical, Inc.	3,718,378

		7,862,375

Capital Markets – 2.7%
25,676	Affiliated Managers Group, Inc.	2,853,117
32,285	Intercontinental Exchange, Inc.	2,638,330
83,618	Lazard Ltd. Class A	3,354,754
53,840	Northern Trust Corp.	5,342,544

		14,188,745

Chemicals – 2.6%
34,941	Celanese Corp. Class A	3,526,595
174,196	DowDuPont, Inc.	10,077,239

		13,603,834

Commercial Services & Supplies – 0.5%
33,466	Waste Connections, Inc.	2,626,412

Communications Equipment – 2.4%
270,168	Cisco Systems, Inc.	12,932,942

Construction Materials – 0.4%
12,032	Martin Marietta Materials, Inc.	2,294,382

Consumer Finance – 0.6%
29,778	American Express Co.	3,343,176

Distributors* – 0.4%
75,736	LKQ Corp.	2,108,490

Diversified Financial Services* – 3.8%
92,561	Berkshire Hathaway, Inc. Class B	20,200,513

Shares	Description	Value
Common Stocks – (continued)
Diversified Telecommunication Services – 4.0%
160,644	AT&T, Inc.	$ 5,018,518
266,572	Verizon Communications, Inc.	16,074,292

		21,092,810

Electric Utilities – 2.9%
49,738	NextEra Energy, Inc.	9,037,892
118,282	Xcel Energy, Inc.	6,203,891

		15,241,783

Energy Equipment & Services – 0.5%
87,168	Halliburton Co.	2,739,690

Entertainment – 1.8%
65,964	Live Nation Entertainment, Inc.*	3,672,876
117,130	Twenty-First Century Fox, Inc. Class A	5,794,421

		9,467,297

Equity Real Estate Investment Trusts (REITs) – 3.6%
24,201	Alexandria Real Estate Equities, Inc.	3,013,025
36,785	AvalonBay Communities, Inc.	7,010,118
86,753	Equity Residential	6,181,151
20,559	Federal Realty Investment Trust	2,715,638

		18,919,932

Food & Staples Retailing – 2.1%
114,410	Walmart, Inc.	11,172,137

Food Products – 1.7%
123,445	Mondelez International, Inc. Class A	5,552,556
64,903	The Kraft Heinz Co.	3,317,841

		8,870,397

Health Care Equipment & Supplies – 5.1%
152,762	Boston Scientific Corp.*	5,754,545
108,602	Medtronic PLC	10,591,953
16,641	The Cooper Cos., Inc.	4,640,010
48,309	Zimmer Biomet Holdings, Inc.	5,653,119

		26,639,627

Health Care Providers & Services – 1.6%
66,491	CVS Health Corp.	5,332,578
20,836	Laboratory Corp. of America Holdings*	3,034,555

		8,367,133

Hotels, Restaurants & Leisure – 2.1%
32,392	Dunkin’ Brands Group, Inc.	2,397,008
40,497	Restaurant Brands International, Inc.	2,362,190

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
54,440	Royal Caribbean Cruises Ltd.	$ 6,155,531

		10,914,729

Household Products – 2.5%
138,150	The Procter & Gamble Co.	13,056,556

Industrial Conglomerates – 1.9%
411,405	General Electric Co.	3,085,537
45,681	Honeywell International, Inc.	6,703,687

		9,789,224

Insurance – 3.4%
42,916	American Financial Group, Inc.	4,392,882
46,742	Arthur J. Gallagher & Co.	3,602,406
38,260	Chubb Ltd.	5,116,892
107,219	MetLife, Inc.	4,785,184

		17,897,364

Interactive Media & Services* – 1.5%
4,334	Alphabet, Inc. Class A	4,809,223
21,251	Facebook, Inc. Class A	2,988,103

		7,797,326

IT Services – 0.8%
35,679	Global Payments, Inc.	3,989,269

Machinery – 2.6%
17,425	Deere & Co.	2,698,784
98,461	ITT, Inc.	5,459,662
43,515	Stanley Black & Decker, Inc.	5,693,938

		13,852,384

Media – 1.6%
214,067	Comcast Corp. Class A	8,350,754

Multi-Utilities – 3.1%
91,823	Ameren Corp.	6,300,894
114,871	CMS Energy Corp.	5,983,631
33,650	Sempra Energy	3,877,153

		16,161,678

Oil, Gas & Consumable Fuels – 8.6%
122,938	Chevron Corp.	14,622,246
31,115	Concho Resources, Inc.*	4,055,529
54,947	EOG Resources, Inc.	5,676,574
124,136	Exxon Mobil Corp.	9,868,812
100,167	Marathon Petroleum Corp.	6,526,882
74,261	Royal Dutch Shell PLC Class B ADR	4,606,410

		45,356,453

Pharmaceuticals – 7.0%
44,589	Eli Lilly & Co.	5,290,039
72,140	Johnson & Johnson	10,597,366
63,797	Merck & Co., Inc.	5,061,654

Shares	Description	Value
Common Stocks – (continued)
Pharmaceuticals – (continued)
346,917	Pfizer, Inc.	$ 16,037,973

		36,987,032

Road & Rail – 0.8%
27,842	Union Pacific Corp.	4,281,543

Semiconductors & Semiconductor Equipment – 2.8%
68,775	Advanced Micro Devices, Inc.*	1,464,907
54,486	Analog Devices, Inc.	5,008,353
96,525	Intel Corp.	4,759,648
224,764	Marvell Technology Group Ltd.	3,620,948

		14,853,856

Software – 3.0%
23,740	Check Point Software Technologies Ltd.*	2,654,369
19,729	Intuit, Inc.	4,232,462
36,278	Microsoft Corp.	4,022,868
26,690	Red Hat, Inc.*	4,765,767

		15,675,466

Specialty Retail – 1.2%
30,977	Ross Stores, Inc.	2,713,585
20,421	The Home Depot, Inc.	3,682,315

		6,395,900

Technology Hardware, Storage & Peripherals – 0.7%
22,080	Apple, Inc.	3,943,046

Textiles, Apparel & Luxury Goods – 0.7%
32,037	PVH Corp.	3,540,409

Tobacco – 0.9%
91,639	Altria Group, Inc.	5,024,566

Water Utilities – 0.5%
28,119	American Water Works Co., Inc.	2,682,834

TOTAL COMMON STOCKS (Cost $461,433,987)		$510,974,112

Shares	Dividend Rate	Value
Investment Company(a) – 2.2%
Goldman Sachs Financial Square Government Fund - Institutional Shares
11,302,578	2.131%	$ 11,302,578
(Cost $11,302,578)

TOTAL INVESTMENTS – 99.1% (Cost $472,736,565)		$522,276,690

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%		4,859,002

NET ASSETS – 100.0%		$527,135,692

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated fund.

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 99.6%
Aerospace & Defense – 1.7%
126,622	L3 Technologies, Inc.	$ 23,208,546

Air Freight & Logistics – 1.3%
129,918	C.H. Robinson Worldwide, Inc.	11,995,329
83,793	XPO Logistics, Inc.*	6,356,537

		18,351,866

Airlines* – 1.4%
984,418	JetBlue Airways Corp.	19,215,839

Auto Components – 0.5%
106,648	Aptiv PLC	7,667,991

Banks – 7.8%
338,805	Citizens Financial Group, Inc.	12,318,950
140,597	Comerica, Inc.	11,132,471
220,860	First Republic Bank	21,898,269
147,790	M&T Bank Corp.	24,977,988
171,571	Signature Bank	21,159,851
285,954	SunTrust Banks, Inc.	17,926,456

		109,413,985

Beverages* – 1.0%
292,134	Coca-Cola European Partners PLC	14,180,184

Biotechnology* – 0.9%
57,873	Alexion Pharmaceuticals, Inc.	7,127,060
64,680	BioMarin Pharmaceutical, Inc.	6,211,220

		13,338,280

Capital Markets – 3.1%
79,336	Cboe Global Markets, Inc.	8,538,140
189,561	E*TRADE Financial Corp.	9,912,145
162,987	Lazard Ltd. Class A	6,539,039
192,514	Northern Trust Corp.	19,103,164

		44,092,488

Chemicals – 2.3%
178,518	Celanese Corp.	18,017,822
216,673	W.R. Grace & Co.	13,832,404

		31,850,226

Communications Equipment – 2.3%
369,674	Juniper Networks, Inc.	10,613,341
58,733	Motorola Solutions, Inc.	7,708,706
1,327,416	Viavi Solutions, Inc.*	13,459,998

		31,782,045

Construction & Engineering – 0.9%
197,238	Jacobs Engineering Group, Inc.	12,952,619

Construction Materials – 1.4%
104,144	Martin Marietta Materials, Inc.	19,859,219

Shares	Description	Value
Common Stocks – (continued)
Containers & Packaging – 2.1%
594,667	Ball Corp.	$ 29,204,096

Distributors* – 1.1%
556,281	LKQ Corp.	15,486,863

Electric Utilities – 4.5%
296,260	Evergy, Inc.	17,588,956
162,769	PG&E Corp.*	4,293,846
179,214	Pinnacle West Capital Corp.	16,014,563
479,512	Xcel Energy, Inc.	25,150,405

		63,047,770

Energy Equipment & Services* – 0.4%
161,536	Apergy Corp.	5,537,454

Entertainment* – 0.9%
234,912	Live Nation Entertainment, Inc.	13,079,900

Equity Real Estate Investment Trusts (REITs) – 12.6%
168,193	Alexandria Real Estate Equities, Inc.	20,940,028
114,675	AvalonBay Communities, Inc.	21,853,615
158,376	Boston Properties, Inc.	20,778,931
170,449	Camden Property Trust	16,219,927
154,720	Equity LifeStyle Properties, Inc.	15,399,282
53,641	Essex Property Trust, Inc.	14,081,299
237,606	Hudson Pacific Properties, Inc.	7,332,521
139,810	Prologis, Inc.	9,414,805
221,814	RLJ Lodging Trust	4,511,697
95,660	Ryman Hospitality Properties, Inc.	7,089,363
61,164	SBA Communications Corp.*	10,447,423
589,351	SITE Centers Corp.	7,331,526
331,560	Ventas, Inc.	21,050,744

		176,451,161

Food Products – 3.5%
190,452	Bunge Ltd.	10,869,096
493,860	Conagra Brands, Inc.	15,971,432
92,714	McCormick & Co., Inc.	13,907,100
428,221	Nomad Foods Ltd.*	8,658,629

		49,406,257

Gas Utilities – 0.7%
100,761	Atmos Energy Corp.	9,639,805

Health Care Equipment & Supplies – 3.4%
32,509	Teleflex, Inc.	8,953,629
72,345	The Cooper Cos., Inc.	20,171,956
153,098	Zimmer Biomet Holdings, Inc.	17,915,528

		47,041,113

Health Care Providers & Services* – 2.0%
204,359	Acadia Healthcare Co., Inc.	6,942,075

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Health Care Providers & Services* – (continued)
140,547	Laboratory Corp. of America Holdings	$ 20,469,265

		27,411,340

Hotels, Restaurants & Leisure – 2.5%
134,878	Dunkin’ Brands Group, Inc.	9,980,972
120,857	Restaurant Brands International, Inc.	7,049,589
162,503	Royal Caribbean Cruises Ltd.	18,374,214

		35,404,775

Household Durables – 0.3%
97,771	Lennar Corp. Class A	4,177,755

Insurance – 7.1%
400,381	Arch Capital Group Ltd.*	11,458,904
44,198	Everest Re Group Ltd.	9,815,492
213,598	Lincoln National Corp.	13,450,266
11,054	Markel Corp.*	12,647,324
66,731	Reinsurance Group of America, Inc.	9,968,277
46,062	The Hanover Insurance Group, Inc.	5,283,772
235,622	The Hartford Financial Services Group, Inc.	10,412,136
153,476	Torchmark Corp.	13,261,861
79,131	Willis Towers Watson PLC	12,617,438

		98,915,470

Internet & Direct Marketing Retail – 0.6%
65,549	Expedia Group, Inc.	7,917,664

IT Services – 3.8%
320,660	Fidelity National Information Services, Inc.	34,615,247
122,080	GoDaddy, Inc. Class A*	7,966,941
116,078	Total System Services, Inc.	10,141,735

		52,723,923

Life Sciences Tools & Services – 1.2%
238,186	Agilent Technologies, Inc.	17,232,757

Machinery – 4.7%
245,463	Flowserve Corp.	11,907,410
385,331	ITT, Inc.	21,366,604
176,410	Stanley Black & Decker, Inc.	23,083,249
376,733	Trinity Industries, Inc.	8,977,547

		65,334,810

Media* – 1.1%
63,858	DISH Network Corp. Class A	2,091,988
159,356	Liberty Broadband Corp. Class C	13,521,357

		15,613,345

Metals & Mining – 1.0%
532,660	Freeport-McMoRan, Inc.	6,359,961

Shares	Description	Value
Common Stocks – (continued)
Metals & Mining – (continued)
224,207	Newmont Mining Corp.	$ 7,250,854

		13,610,815

Mortgage Real Estate Investment Trusts (REITs) – 0.6%
370,264	Starwood Property Trust, Inc.	8,282,806

Multi-Utilities – 4.7%
424,003	CMS Energy Corp.	22,086,317
420,459	Public Service Enterprise Group, Inc.	23,503,658
174,587	Sempra Energy	20,115,914

		65,705,889

Multiline Retail – 0.5%
62,619	Dollar General Corp.	6,950,083

Oil, Gas & Consumable Fuels – 5.4%
80,480	Anadarko Petroleum Corp.	4,257,392
234,415	Cheniere Energy, Inc.*	14,327,445
127,934	Concho Resources, Inc.*	16,674,918
108,553	Diamondback Energy, Inc.	11,982,080
173,739	Marathon Petroleum Corp.	11,320,833
218,719	Targa Resources Corp.	9,761,429
574,037	WPX Energy, Inc.*	8,007,816

		76,331,913

Real Estate Management & Development* – 0.9%
718,421	Cushman & Wakefield PLC	13,376,999

Road & Rail – 0.6%
64,073	Old Dominion Freight Line, Inc.	8,760,701

Semiconductors & Semiconductor Equipment – 2.4%
256,063	Advanced Micro Devices, Inc.*	5,454,142
1,065,776	Marvell Technology Group Ltd.	17,169,651
127,583	NXP Semiconductors NV	10,636,595

		33,260,388

Software – 2.1%
95,666	Check Point Software Technologies Ltd.*	10,696,416
69,753	PTC, Inc.*	6,032,937
31,581	Red Hat, Inc.*	5,639,103
337,194	Symantec Corp.	7,455,359

		29,823,815

Specialty Retail – 1.5%
76,179	Advance Auto Parts, Inc.	13,537,770
43,865	Burlington Stores, Inc.*	7,271,063

		20,808,833

Textiles, Apparel & Luxury Goods – 1.6%
110,109	PVH Corp.	12,168,145

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – (continued)
253,264	Tapestry, Inc.	$ 9,859,568

		22,027,713

Water Utilities – 1.2%
180,228	American Water Works Co., Inc.	17,195,553

TOTAL COMMON STOCKS (Cost $1,335,055,111)		$1,395,675,054

Shares	Dividend Rate	Value
Investment Company(a) – 0.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
1,574	2.131%	$ 1,574
(Cost $1,574)

TOTAL INVESTMENTS – 99.6% (Cost $1,335,056,685)		$1,395,676,628

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%		6,271,333

NET ASSETS – 100.0%		$1,401,947,961

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated fund.

Investment Abbreviations:
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 97.5%
Aerospace & Defense – 1.8%
426,997	AAR Corp.	$ 18,655,499
301,426	Aerojet Rocketdyne Holdings, Inc.*	10,613,209
267,772	Curtiss-Wright Corp.	29,562,029
222,693	Esterline Technologies Corp.*	26,440,340
88,953	Mercury Systems, Inc.*	4,608,655
285,822	Moog, Inc. Class A	24,995,134

		114,874,866

Air Freight & Logistics* – 1.0%
1,554,577	Air Transport Services Group, Inc.	28,806,312
68,867	Atlas Air Worldwide Holdings, Inc.	3,667,168
465,045	Echo Global Logistics, Inc.	11,798,192
208,448	XPO Logistics, Inc.	15,812,865

		60,084,537

Airlines – 1.4%
752,400	SkyWest, Inc.	43,398,432
686,669	Spirit Airlines, Inc.*	44,029,216

		87,427,648

Auto Components – 0.3%
1,079,158	American Axle & Manufacturing Holdings, Inc.*	13,435,517
122,511	Standard Motor Products, Inc.	6,452,654

		19,888,171

Banks – 18.4%
696,612	Amalgamated Bank Class A	14,879,632
775,500	Ameris Bancorp	33,214,665
896,857	BancorpSouth Bank	27,614,227
947,311	Banner Corp.	56,838,660
1,390,385	Boston Private Financial Holdings, Inc.	17,643,986
1,361,220	Brookline Bancorp, Inc.	21,071,686
360,162	Bryn Mawr Bank Corp.	14,161,570
1,544,961	CenterState Bank Corp.	38,639,475
966,232	Chemical Financial Corp.	45,606,150
1,264,322	Columbia Banking System, Inc.	51,432,619
671,454	Community Bank System, Inc.	44,087,670
941,694	ConnectOne Bancorp, Inc.	18,965,717
2,189,941	CVB Financial Corp.	50,894,229
334,304	FB Financial Corp.	12,920,850
688,917	First Financial Bankshares, Inc.	45,137,842
1,007,661	First Merchants Corp.	42,362,068
1,254,527	First Midwest Bancorp, Inc.	29,594,292
691,619	Flushing Financial Corp.	16,163,136
1,229,544	Glacier Bancorp, Inc.	58,059,068
1,334,813	Great Western Bancorp, Inc.	49,815,221
476,328	Guaranty Bancorp	12,198,760
640,547	Heritage Financial Corp.	22,399,929
1,096,023	Home BancShares, Inc.	21,493,011
585,019	Independent Bank Corp.	47,017,977

Shares	Description	Value
Common Stocks – (continued)
Banks – (continued)
563,697	Independent Bank Group, Inc.	$ 32,254,742
667,280	Lakeland Financial Corp.	30,895,064
1,258,737	LegacyTexas Financial Group, Inc.	48,851,583
338,893	National Commerce Corp.*	14,009,837
231,142	Old Line Bancshares, Inc.	7,012,848
272,297	Pacific Premier Bancorp, Inc.*	8,405,808
654,931	Pinnacle Financial Partners, Inc.	37,560,293
1,125,441	Renasant Corp.	41,134,868
433,888	Sandy Spring Bancorp, Inc.	15,628,646
568,216	South State Corp.	41,229,753
156,004	Texas Capital Bancshares, Inc.*	9,307,199
463,757	The First of Long Island Corp.	10,026,426
719,317	Towne Bank	20,579,659
454,168	TriCo Bancshares	17,462,760
653,176	Union Bankshares Corp.	23,122,430

		1,149,694,356

Biotechnology* – 0.3%
251,891	Emergent BioSolutions, Inc.	18,347,740

Building Products – 0.2%
385,537	Universal Forest Products, Inc.	10,663,953

Capital Markets – 1.5%
1,559,617	BrightSphere Investment Group PLC	20,540,156
537,150	Houlihan Lokey, Inc.	22,721,445
808,915	Stifel Financial Corp.	39,046,327
471,510	Virtu Financial, Inc. Class A	11,867,907

		94,175,835

Chemicals – 1.9%
688,614	H.B. Fuller Co.	33,218,739
318,642	Ingevity Corp.*	31,230,103
129,916	Quaker Chemical Corp.	26,793,876
375,046	Sensient Technologies Corp.	24,100,456
163,280	Tronox Ltd. Class A	1,727,502

		117,070,676

Commercial Services & Supplies – 1.4%
820,058	ABM Industries, Inc.	25,979,438
956,643	Advanced Disposal Services, Inc.*	25,781,529
475,103	Mobile Mini, Inc.	19,203,663
227,718	US Ecology, Inc.	15,865,113

		86,829,743

Communications Equipment – 2.3%
1,544,494	Ciena Corp.*	50,381,394
1,533,125	NetScout Systems, Inc.*	41,057,088
183,200	Plantronics, Inc.	8,385,064
4,645,424	Viavi Solutions, Inc.*	47,104,599

		146,928,145

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Construction & Engineering – 1.3%
380,576	EMCOR Group, Inc.	$ 27,728,767
346,859	Granite Construction, Inc.	17,561,471
1,908,366	KBR, Inc.	35,438,357

		80,728,595

Diversified Consumer Services* – 1.1%
915,446	Adtalem Global Education, Inc.	52,857,852
663,014	Chegg, Inc.	18,531,241

		71,389,093

Electric Utilities – 4.4%
868,543	ALLETE, Inc.	70,682,029
600,049	El Paso Electric Co.	33,212,712
663,597	IDACORP, Inc.	65,191,769
1,047,953	PNM Resources, Inc.	45,292,529
1,194,744	Portland General Electric Co.	57,526,924

		271,905,963

Electronic Equipment, Instruments & Components – 1.8%
832,457	CTS Corp.	24,149,577
475,947	II-VI, Inc.*	17,809,937
981,582	Knowles Corp.*	14,959,310
107,315	Rogers Corp.*	13,807,148
313,578	SYNNEX Corp.	25,318,288
177,431	Tech Data Corp.*	15,959,918

		112,004,178

Energy Equipment & Services – 1.2%
1,083,604	Apergy Corp.*	37,145,945
950,641	Cactus, Inc. Class A*	27,454,512
1,361,100	Nabors Industries Ltd.	4,396,353
572,080	NCS Multistage Holdings, Inc.*	4,176,184

		73,172,994

Entertainment* – 0.7%
776,101	Live Nation Entertainment, Inc.	43,213,304

Equity Real Estate Investment Trusts (REITs) – 10.2%
2,189,572	Acadia Realty Trust	62,775,029
674,265	Chatham Lodging Trust	13,478,557
2,405,999	Chesapeake Lodging Trust	71,145,390
2,738,801	Columbia Property Trust, Inc.	58,802,057
952,772	CyrusOne, Inc.	53,431,454
1,898,348	Healthcare Realty Trust, Inc.	58,848,788
880,336	Hudson Pacific Properties, Inc.	27,167,169
414,395	Life Storage, Inc.	40,461,528
723,962	National Health Investors, Inc.	56,454,557
2,033,367	Pebblebrook Hotel Trust	71,005,176
898,886	Preferred Apartment Communities, Inc. Class A	13,447,335
401,902	PS Business Parks, Inc.	56,676,220

Shares	Description	Value
Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
2,714,899	RLJ Lodging Trust	$ 55,221,046

		638,914,306

Food & Staples Retailing – 0.3%
522,270	Performance Food Group Co.*	17,997,424
91,081	SpartanNash Co.	1,707,769

		19,705,193

Food Products – 2.0%
598,058	B&G Foods, Inc.(a)	18,139,099
1,610,581	Darling Ingredients, Inc.*	35,239,512
332,421	Hostess Brands, Inc.*	3,872,705
1,091,715	Nomad Foods Ltd.*	22,074,477
119,617	Sanderson Farms, Inc.	13,535,860
1,663,535	The Simply Good Foods Co.*	33,803,031

		126,664,684

Gas Utilities – 2.0%
398,355	Chesapeake Utilities Corp.	34,274,464
983,156	New Jersey Resources Corp.	47,712,561
1,314,076	South Jersey Industries, Inc.	40,999,171

		122,986,196

Health Care Equipment & Supplies – 1.8%
789,996	Avanos Medical, Inc.*	37,690,709
453,874	CONMED Corp.	30,845,277
345,686	Orthofix Medical, Inc.*	20,827,582
790,839	Wright Medical Group NV*	22,111,858

		111,475,426

Health Care Providers & Services* – 0.5%
388,311	Acadia Healthcare Co., Inc.	13,190,925
245,393	AMN Healthcare Services, Inc.	15,631,534

		28,822,459

Health Care Technology* – 0.9%
3,931,969	Allscripts Healthcare Solutions, Inc.	40,145,404
426,006	HMS Holdings Corp.	15,225,454

		55,370,858

Hotels, Restaurants & Leisure – 1.9%
317,403	Belmond Ltd. Class A*	5,776,734
77,068	Boyd Gaming Corp.	1,912,828
126,271	Brinker International, Inc.	6,449,923
314,927	Dine Brands Global, Inc.	28,085,190
954,763	Eldorado Resorts, Inc.*	41,990,477
189,178	Jack in the Box, Inc.	16,778,197
23,099	Marriott Vacations Worldwide Corp.	1,875,639
892,893	The Wendy’s Co.	16,009,571

		118,878,559

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Household Durables – 1.2%
158,004	Helen of Troy Ltd.*	$ 22,599,312
364,266	KB Home	7,689,655
485,225	Meritage Homes Corp.*	18,559,856
247,579	Taylor Morrison Home Corp. Class A*	4,186,561
329,688	TopBuild Corp.*	16,797,604
197,081	William Lyon Homes Class A*	2,449,717

		72,282,705

Household Products* – 0.3%
713,777	Central Garden & Pet Co. Class A	22,198,465

Insurance – 5.2%
311,213	AMERISAFE, Inc.	20,101,248
1,848,646	CNO Financial Group, Inc.	33,830,222
139,035	Enstar Group Ltd.*	24,493,796
743,219	James River Group Holdings Ltd.	28,286,915
430,387	Kemper Corp.	32,752,451
588,306	Kinsale Capital Group, Inc.	36,598,516
268,012	Primerica, Inc.	31,861,266
537,964	ProAssurance Corp.	23,525,166
447,902	RLI Corp.	33,959,929
865,797	Selective Insurance Group, Inc.	57,462,947

		322,872,456

Interactive Media & Services* – 0.5%
1,102,407	Cars.com, Inc.	28,519,269

Internet & Direct Marketing Retail* – 0.1%
78,324	Liberty Expedia Holdings, Inc. Class A	3,282,559

IT Services* – 1.3%
324,492	CACI International, Inc. Class A	53,511,976
526,021	LiveRamp Holdings, Inc.	24,880,793

		78,392,769

Leisure Products – 0.0%
133,696	Callaway Golf Co.	2,290,212

Life Sciences Tools & Services* – 1.0%
359,388	Cambrex Corp.	17,189,528
821,876	Syneos Health, Inc.	42,507,427

		59,696,955

Machinery – 3.7%
542,357	CIRCOR International, Inc.	17,952,017
1,094,967	Federal Signal Corp.	25,687,926
490,675	ITT, Inc.	27,207,929
372,107	Navistar International Corp.*	11,922,308
178,482	RBC Bearings, Inc.*	27,311,316
1,879,444	Rexnord Corp.*	53,207,060
185,004	Tennant Co.	11,072,489
1,213,780	TriMas Corp.*	35,236,033

Shares	Description	Value
Common Stocks – (continued)
Machinery – (continued)
333,777	Watts Water Technologies, Inc. Class A	$ 24,619,391

		234,216,469

Media – 1.2%
1,158,154	Liberty Latin America Ltd. Class C*	21,414,268
166,236	Nexstar Media Group, Inc. Class A	13,737,743
338,213	Sinclair Broadcast Group, Inc. Class A	10,636,799
2,130,394	TEGNA, Inc.	28,312,936

		74,101,746

Metals & Mining – 1.6%
1,778,947	Allegheny Technologies, Inc.*	46,715,148
291,867	Carpenter Technology Corp.	12,573,631
1,131,872	Cleveland-Cliffs, Inc.*	10,503,772
872,900	Commercial Metals Co.	16,820,783
1,800,762	Constellium NV Class A*	15,108,393

		101,721,727

Mortgage Real Estate Investment Trusts (REITs) – 2.4%
710,831	Blackstone Mortgage Trust, Inc. Class A	24,950,168
1,098,146	Granite Point Mortgage Trust, Inc.	20,820,848
5,635,779	MFA Financial, Inc.	40,859,398
1,129,576	PennyMac Mortgage Investment Trust	23,777,575
2,580,078	Two Harbors Investment Corp.	37,101,521

		147,509,510

Multiline Retail – 0.2%
257,236	Big Lots, Inc.	11,205,200
19,262	Dillard’s, Inc. Class A(a)	1,336,590

		12,541,790

Oil, Gas & Consumable Fuels – 4.6%
4,367,520	Callon Petroleum Co.*	37,342,296
1,243,631	Centennial Resource Development, Inc. Class A*	19,301,153
507,507	Delek US Holdings, Inc.	20,193,704
1,551,744	Falcon Minerals Corp.	11,948,429
1,539,828	Golar LNG Ltd.	41,021,018
740,139	Matador Resources Co.*	16,875,169
1,651,146	Oasis Petroleum, Inc.*	11,789,182
441,667	PBF Energy, Inc. Class A	17,083,680
681,947	PDC Energy, Inc.*	23,145,281
669,498	SM Energy Co.	13,657,759
810,566	Viper Energy Partners LP	24,341,297
3,489,639	WPX Energy, Inc.*	48,680,464

		285,379,432

Personal Products* – 0.1%
142,391	Edgewell Personal Care Co.	5,951,944

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Pharmaceuticals* – 0.3%
844,131	Mallinckrodt PLC	$ 20,081,876

Professional Services* – 0.4%
367,445	ASGN, Inc.	25,445,566

Real Estate Management & Development – 0.5%
1,675,846	Kennedy-Wilson Holdings, Inc.	32,829,823

Road & Rail* – 0.3%
352,361	Saia, Inc.	21,250,892

Semiconductors & Semiconductor Equipment – 2.5%
1,070,110	Cree, Inc.*(a)	47,234,655
1,047,244	Entegris, Inc.	30,788,974
3,459,567	Lattice Semiconductor Corp.*	20,273,063
521,188	Semtech Corp.*	27,800,168
147,606	Silicon Laboratories, Inc.*	13,043,942
376,928	Synaptics, Inc.*	14,496,651

		153,637,453

Software* – 2.0%
670,857	CommVault Systems, Inc.	39,540,312
727,978	Cornerstone OnDemand, Inc.	39,762,158
979,595	Verint Systems, Inc.	44,503,001

		123,805,471

Specialty Retail – 2.8%
629,431	Aaron’s, Inc.	29,457,371
1,112,120	Ascena Retail Group, Inc.*	3,358,602
460,150	At Home Group, Inc.*	13,114,275
187,089	Bed Bath & Beyond, Inc.	2,409,706
272,771	Burlington Stores, Inc.*	45,214,521
142,972	Caleres, Inc.	4,322,044
516,048	DSW, Inc. Class A	14,315,171
242,548	GameStop Corp. Class A(a)	3,313,206
104,452	Group 1 Automotive, Inc.	5,870,202
318,182	Guess?, Inc.	7,572,732
739,417	Hudson Ltd. Class A*	15,342,903
134,461	Signet Jewelers Ltd.	7,086,095
166,604	The Children’s Place, Inc.	21,598,542

		172,975,370

Textiles, Apparel & Luxury Goods – 0.7%
210,290	Columbia Sportswear Co.	19,205,786
142,632	G-III Apparel Group Ltd.*	5,716,691
84,871	Movado Group, Inc.	3,194,544
540,673	Wolverine World Wide, Inc.	18,707,286

		46,824,307

Thrifts & Mortgage Finance – 2.3%
4,280,764	MGIC Investment Corp.*	50,127,747
1,318,625	OceanFirst Financial Corp.	33,980,966
1,087,822	Provident Financial Services, Inc.	27,935,269
1,166,385	Washington Federal, Inc.	33,603,552

		145,647,534

Shares	Description	Value
Common Stocks – (continued)
Trading Companies & Distributors – 1.7%
988,641	Beacon Roofing Supply, Inc.*	$ 34,464,025
987,744	Foundation Building Materials, Inc.*	9,660,137
708,112	H&E Equipment Services, Inc.	15,684,681
382,178	Kaman Corp.	21,696,245
1,131,705	Univar, Inc.*	24,512,730

		106,017,818

TOTAL COMMON STOCKS (Cost $5,046,381,142)		$6,080,691,596

Exchange Traded Funds – 1.3%
656,975	iShares Russell 2000 Value ETF	$ 80,847,343
(Cost $83,591,048)

Shares	Dividend Rate	Value
Investment Company(b) – 0.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
581	2.131%	$ 581
(Cost $581)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $5,129,972,771)		$6,161,539,520

Securities Lending Reinvestment Vehicle(b) – 0.4%
Goldman Sachs Financial Square Government Fund - Institutional Shares
23,430,048	2.131%	$ 23,430,048
(Cost $23,430,048)

TOTAL INVESTMENTS – 99.2% (Cost $5,153,402,819)		$6,184,969,568

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%		52,754,359

NET ASSETS – 100.0%		$6,237,723,927

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated fund.

Investment Abbreviations:
ETF	— Exchange Traded Fund
LP	— Limited Partnership
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 97.2%
Aerospace & Defense – 1.4%
7,670	Curtiss-Wright Corp.	$ 846,768
2,635	Esterline Technologies Corp.*	312,854
6,278	Hexcel Corp.	387,164
527	Huntington Ingalls Industries, Inc.	113,568

		1,660,354

Air Freight & Logistics* – 0.8%
27,772	Air Transport Services Group, Inc.	514,615
6,454	XPO Logistics, Inc.	489,600

		1,004,215

Airlines – 1.4%
15,555	SkyWest, Inc.	897,213
12,561	Spirit Airlines, Inc.*	805,411

		1,702,624

Auto Components – 0.3%
8,829	BorgWarner, Inc.	349,452

Banks – 12.0%
11,571	BOK Financial Corp.	975,435
13,516	Chemical Financial Corp.	637,955
20,487	Commerce Bancshares, Inc.	1,291,062
9,674	Cullen/Frost Bankers, Inc.	970,496
24,233	East West Bancorp, Inc.	1,301,070
20,850	Glacier Bancorp, Inc.	984,537
23,757	PacWest Bancorp	955,982
19,637	Pinnacle Financial Partners, Inc.	1,126,182
10,333	Prosperity Bancshares, Inc.	717,007
7,680	Signature Bank	947,174
9,083	South State Corp.	659,063
28,352	Synovus Financial Corp.	1,071,989
5,018	Texas Capital Bancshares, Inc.*	299,374
33,952	Umpqua Holdings Corp.	653,236
16,580	Webster Financial Corp.	997,619
11,334	Wintrust Financial Corp.	876,685

		14,464,866

Building Products – 0.5%
4,203	Fortune Brands Home & Security, Inc.	184,091
1,924	Lennox International, Inc.	434,651

		618,742

Capital Markets – 1.3%
19,453	BrightSphere Investment Group PLC	256,196
10,843	E*TRADE Financial Corp.	566,980
10,733	Stifel Financial Corp.	518,082
8,445	Virtu Financial, Inc. Class A	212,561

		1,553,819

Shares	Description	Value
Common Stocks – (continued)
Chemicals – 3.3%
13,418	Ashland Global Holdings, Inc.	$ 1,098,800
7,869	Celanese Corp. Class A	794,218
5,377	CF Industries Holdings, Inc.	226,856
10,066	H.B. Fuller Co.	485,584
6,239	Ingevity Corp.*	611,484
11,878	RPM International, Inc.	783,354

		4,000,296

Communications Equipment* – 1.5%
8,686	ARRIS International PLC	268,398
14,258	Ciena Corp.	465,096
20,285	NetScout Systems, Inc.	543,232
58,236	Viavi Solutions, Inc.	590,513

		1,867,239

Construction & Engineering – 1.7%
15,371	AECOM*	494,331
9,414	Arcosa, Inc.*	257,379
13,495	Jacobs Engineering Group, Inc.	886,217
3,360	Valmont Industries, Inc.	438,614

		2,076,541

Construction Materials – 0.4%
4,077	Vulcan Materials Co.	430,980

Containers & Packaging – 0.9%
2,558	Avery Dennison Corp.	246,591
9,008	Berry Global Group, Inc.*	453,283
27,762	Graphic Packaging Holding Co.	332,866

		1,032,740

Diversified Consumer Services* – 0.5%
4,640	Bright Horizons Family Solutions, Inc.	564,595
878	Weight Watchers International, Inc.	43,918

		608,513

Diversified Financial Services – 0.7%
17,885	Voya Financial, Inc.	803,931

Electric Utilities – 4.0%
16,510	ALLETE, Inc.	1,343,584
30,097	Alliant Energy Corp.	1,366,103
7,569	IDACORP, Inc.	743,578
15,815	Pinnacle West Capital Corp.	1,413,228

		4,866,493

Electrical Equipment – 1.4%
7,841	Hubbell, Inc.	863,765
30,721	nVent Electric PLC	768,639

		1,632,404

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Electronic Equipment, Instruments & Components* – 1.4%
14,157	Keysight Technologies, Inc.	$ 875,186
22,331	Trimble, Inc.	849,248

		1,724,434

Energy Equipment & Services* – 1.1%
23,174	Apergy Corp.	794,405
17,246	Cactus, Inc. Class A	498,064

		1,292,469

Entertainment – 1.2%
23,876	Live Nation Entertainment, Inc.*	1,329,415
1,753	World Wrestling Entertainment, Inc. Class A	129,652

		1,459,067

Equity Real Estate Investment Trusts (REITs) – 13.8%
16,658	Camden Property Trust	1,585,175
46,628	Columbia Property Trust, Inc.	1,001,103
10,249	CyrusOne, Inc.	574,764
26,928	Duke Realty Corp.	766,371
66,509	Empire State Realty Trust, Inc. Class A	1,076,781
16,659	Equity LifeStyle Properties, Inc.	1,658,070
12,172	Federal Realty Investment Trust	1,607,799
35,530	Healthcare Realty Trust, Inc.	1,101,430
11,141	Highwoods Properties, Inc.	483,185
16,501	Hudson Pacific Properties, Inc.	509,221
4,082	Life Storage, Inc.	398,566
8,494	Mid-America Apartment Communities, Inc.	879,639
13,643	National Health Investors, Inc.	1,063,881
40,303	Pebblebrook Hotel Trust	1,407,381
5,622	PS Business Parks, Inc.	792,814
57,023	RLJ Lodging Trust	1,159,848
49,699	SITE Centers Corp.	618,256

		16,684,284

Food & Staples Retailing – 1.0%
4,718	Casey’s General Stores, Inc.	610,839
19,053	US Foods Holding Corp.*	632,179

		1,243,018

Food Products – 2.4%
5,151	Ingredion, Inc.	538,073
4,785	Lamb Weston Holdings, Inc.	367,010
24,146	Nomad Foods Ltd.*	488,232
10,799	Post Holdings, Inc.*	1,044,803
7,640	TreeHouse Foods, Inc.*	401,864

		2,839,982

Shares	Description	Value
Common Stocks – (continued)
Gas Utilities – 2.0%
15,095	Atmos Energy Corp.	$ 1,444,139
11,345	New Jersey Resources Corp.	550,573
15,146	South Jersey Industries, Inc.	472,555

		2,467,267

Health Care Equipment & Supplies – 2.8%
10,166	Avanos Medical, Inc.*	485,020
6,857	Hill-Rom Holdings, Inc.	664,855
6,986	STERIS PLC	831,893
3,426	The Cooper Cos., Inc.	955,271
4,610	West Pharmaceutical Services, Inc.	505,072

		3,442,111

Health Care Providers & Services* – 0.6%
10,427	Acadia Healthcare Co., Inc.	354,205
8,918	MEDNAX, Inc.	358,504

		712,709

Health Care Technology* – 0.5%
59,268	Allscripts Healthcare Solutions, Inc.	605,126

Hotels, Restaurants & Leisure – 2.1%
14,235	Aramark	541,784
1,492	Boyd Gaming Corp.	37,032
2,727	Caesars Entertainment Corp.*	23,234
3,263	Dine Brands Global, Inc.	290,994
17,781	Eldorado Resorts, Inc.*	782,008
1,473	Jack in the Box, Inc.	130,640
297	Marriott Vacations Worldwide Corp.	24,117
37,012	The Wendy’s Co.	663,625
103	Vail Resorts, Inc.	28,756

		2,522,190

Household Durables – 1.2%
4,173	Helen of Troy Ltd.*	596,864
6,923	Lennar Corp. Class A	295,820
215	NVR, Inc.*	526,750

		1,419,434

Industrial Conglomerates – 0.6%
7,249	Carlisle Cos., Inc.	764,914

Insurance – 6.3%
12,109	American Financial Group, Inc.	1,239,477
24,036	CNO Financial Group, Inc.	439,859
5,201	Everest Re Group Ltd.	1,155,038
6,608	Kemper Corp.	502,869
5,174	Primerica, Inc.	615,085
10,798	ProAssurance Corp.	472,197
3,367	Reinsurance Group of America, Inc.	502,963
6,099	The Hanover Insurance Group, Inc.	699,616

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Insurance – (continued)
10,188	Torchmark Corp.	$ 880,345
14,048	W.R. Berkley Corp.	1,106,701

		7,614,150

Internet & Direct Marketing Retail* – 0.1%
1,481	Liberty Expedia Holdings, Inc. Class A	62,069

IT Services – 2.1%
16,171	Booz Allen Hamilton Holding Corp.	829,734
5,568	CACI International, Inc. Class A*	918,219
12,717	Leidos Holdings, Inc.	801,171

		2,549,124

Leisure Products – 0.4%
8,875	Brunswick Corp.	470,730

Life Sciences Tools & Services – 1.8%
8,269	PerkinElmer, Inc.	719,899
24,753	QIAGEN NV*	877,246
11,969	Syneos Health, Inc.*	619,037

		2,216,182

Machinery – 2.9%
14,609	Gardner Denver Holdings, Inc.*	361,573
16,000	ITT, Inc.	887,200
23,635	Rexnord Corp.*	669,107
22,182	The Timken Co.	890,607
28,242	Trinity Industries, Inc.	673,007

		3,481,494

Media – 1.2%
10,040	GCI Liberty, Inc. Class A*	480,615
2,190	Nexstar Media Group, Inc. Class A	180,981
23,854	TEGNA, Inc.	317,020
11,741	Tribune Media Co. Class A	472,693

		1,451,309

Metals & Mining – 1.2%
25,880	Allegheny Technologies, Inc.*	679,609
9,244	Commercial Metals Co.	178,132
17,883	Steel Dynamics, Inc.	629,481

		1,487,222

Mortgage Real Estate Investment Trusts (REITs) – 2.0%
141,070	MFA Financial, Inc.	1,022,758
16,979	PennyMac Mortgage Investment Trust	357,408
71,077	Two Harbors Investment Corp.	1,022,087

		2,402,253

Multiline Retail – 0.3%
5,233	Kohl’s Corp.	351,501

Shares	Description	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – 4.7%
18,284	Centennial Resource Development, Inc. Class A*	$ 283,768
7,164	Diamondback Energy, Inc.	790,762
23,793	Golar LNG Ltd.	633,846
15,352	HollyFrontier Corp.	959,039
38,096	Parsley Energy, Inc. Class A*	766,872
5,688	PBF Energy, Inc. Class A	220,012
21,285	Targa Resources Corp.	949,950
73,853	WPX Energy, Inc.*	1,030,249

		5,634,498

Pharmaceuticals* – 0.6%
19,769	Catalent, Inc.	783,841

Professional Services* – 0.4%
6,931	ASGN, Inc.	479,972

Real Estate Management & Development – 0.9%
40,199	Cushman & Wakefield PLC*	748,505
16,635	Kennedy-Wilson Holdings, Inc.	325,880

		1,074,385

Road & Rail – 0.7%
2,279	Landstar System, Inc.	248,593
4,807	Old Dominion Freight Line, Inc.	657,261

		905,854

Semiconductors & Semiconductor Equipment – 2.1%
47,750	Cypress Semiconductor Corp.	663,725
13,119	Entegris, Inc.	385,699
58,769	Marvell Technology Group Ltd.	946,768
15,307	Teradyne, Inc.	546,307

		2,542,499

Software* – 3.2%
11,936	CommVault Systems, Inc.	703,508
11,264	Cornerstone OnDemand, Inc.	615,239
57,783	Nuance Communications, Inc.	923,950
2,907	Proofpoint, Inc.	282,008
22,195	Teradata Corp.	835,198
11,046	Verint Systems, Inc.	501,820

		3,861,723

Specialty Retail – 1.6%
6,674	Burlington Stores, Inc.*	1,106,282
2,608	Five Below, Inc.*	273,292
1,269	Foot Locker, Inc.	71,572
3,800	The Children’s Place, Inc.	492,632

		1,943,778

Textiles, Apparel & Luxury Goods – 0.3%
3,287	PVH Corp.	363,246

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Thrifts & Mortgage Finance – 0.6%
24,564	MGIC Investment Corp.*	$ 287,645
14,709	Washington Federal, Inc.	423,766

		711,411

Trading Companies & Distributors* – 1.0%
13,621	Beacon Roofing Supply, Inc.	474,828
1,669	United Rentals, Inc.	195,490
26,651	Univar, Inc.	577,261

		1,247,579

TOTAL COMMON STOCKS (Cost $113,881,571)		$117,485,034

Shares	Dividend Rate	Value
Investment Company(a) – 1.1%
Goldman Sachs Financial Square Government Fund - Institutional Shares
1,313,396	2.131%	$ 1,313,396
(Cost $1,313,396)

TOTAL INVESTMENTS – 98.3% (Cost $115,194,967)		$118,798,430

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.7%		2,003,208

NET ASSETS – 100.0%		$120,801,638

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated fund.

Investment Abbreviations:
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) —Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share of the Institutional Share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Securities Lending — The Equity Income, Mid Cap Value, Small Cap Value, Small/Mid Cap Value Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash and/or U.S. Treasury collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Fund invests the cash collateral received in connection with securities lending transactions in the Government Money Market Fund, an affiliated series of the Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% (prior to February 21, 2018, GSAM may have received a management fee of up to 0.205%) on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.

Each of the Equity Income, Mid Cap Value, Small Cap Value, Small/Mid Cap Value Funds and BNYM received compensation relating to the lending of the Fund’s securities.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of November 30, 2018:

EQUITY INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$3,361,435	$—	$—
Europe	37,132,256	—	—
North America	319,426,018	—	—
Total	$359,919,709	$—	$—

FOCUSED VALUE

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$78,267	$—	$—
Europe	75,296	—	—
North America	4,961,631	—	—
Investment Company	8	—	—
Total	$5,115,202	$—	$—

LARGE CAP VALUE

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$2,654,369	$—	$—
Europe	22,309,914	—	—
North America	486,009,829	—	—
Investment Company	11,302,578	—	—
Total	$522,276,690	$—	$—

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MID CAP VALUE

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$10,696,416	$—	$—
Europe	53,760,837	—	—
North America	1,331,217,801	—	—
Investment Company	1,574	—	—
Total	$1,395,676,628	$—	$—

SMALL CAP VALUE

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$85,611,618	$—	$—
North America	5,995,079,978	—	—
Exchange Traded Fund	80,847,343	—	—
Investment Company	581	—	—
Securities Lending Reinvestment Vehicle	23,430,048	—	—
Total	$6,184,969,568	$—	$—

SMALL/MID CAP VALUE

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$3,222,206	$—	$—
North America	114,262,828	—	—
Investment Company	1,313,396	—	—
Total	$118,798,430	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — A Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Market and Credit Risks — In the normal course of business, a Funds trade financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds has unsettled or open transactions defaults.

Non-Diversification Risk — The Focused Value Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 27.4%
Aerospace & Defense – 0.4%
1,689	Airbus SE	$ 181,136
10,417	BAE Systems PLC	65,485
20,724	Bombardier, Inc. Class B*	34,627
3,140	CAE, Inc.	63,762
61	Dassault Aviation SA	93,229
165	Elbit Systems Ltd.	20,267
567	General Dynamics Corp.	104,833
1,648	Harris Corp.	235,582
216	Huntington Ingalls Industries, Inc.	46,548
1,336	L3 Technologies, Inc.	244,876
1,001	Lockheed Martin Corp.	300,730
29,016	Meggitt PLC	192,366
621	MTU Aero Engines AG	129,641
855	Northrop Grumman Corp.	222,197
1,683	Raytheon Co.	295,097
830,443	Rolls-Royce Holdings PLC*	192,817
1,335	Safran SA	167,100
13,131	Singapore Technologies Engineering Ltd.	34,075
1,047	Spirit AeroSystems Holdings, Inc. Class A	85,728
5,400	Textron, Inc.	303,156
702	Thales SA	86,157
2,665	The Boeing Co.	924,115
563	TransDigm Group, Inc.*	203,620
2,723	United Technologies Corp.	331,770

		4,558,914

Air Freight & Logistics – 0.2%
14,716	Bollore SA	64,576
4,654	C.H. Robinson Worldwide, Inc.	429,704
9,771	Deutsche Post AG	312,310
1,377	Expeditors International of Washington, Inc.	104,776
742	FedEx Corp.	169,918
85,994	Royal Mail PLC	351,816
9,021	SG Holdings Co. Ltd.	221,425
944	United Parcel Service, Inc. Class B	108,834
1,079	XPO Logistics, Inc.*	81,853
1,941	Yamato Holdings Co. Ltd.	51,365

		1,896,577

Airlines – 0.2%
1,986	ANA Holdings, Inc.	70,955
6,417	Delta Air Lines, Inc.	389,576
9,525	Deutsche Lufthansa AG	233,030
3,816	easyJet PLC	54,276
48,088	International Consolidated Airlines Group SA	385,548
2,535	Japan Airlines Co. Ltd.	91,534
5,674	Southwest Airlines Co.	309,857
4,741	United Continental Holdings, Inc.*	458,455

		1,993,231

Auto Components – 0.2%
1,723	Aisin Seiki Co. Ltd.	68,263

Shares	Description	Value
Common Stocks – (continued)
Auto Components – (continued)
570	Aptiv PLC	$ 40,983
551	Autoliv, Inc.	47,336
3,725	BorgWarner, Inc.	147,435
1,822	Bridgestone Corp.	74,082
830	Cie Generale des Etablissements Michelin SCA	86,977
381	Continental AG	57,573
1,444	Denso Corp.	66,946
2,061	Faurecia SA	80,551
211	Garrett Motion, Inc.*	2,427
1,752	Lear Corp.	238,710
3,060	Linamar Corp.	110,940
3,640	Magna International, Inc.	181,664
2,467	NGK Spark Plug Co. Ltd.	50,781
1,490	Nokian Renkaat Oyj	47,816
1,716	Stanley Electric Co. Ltd.	50,093
3,801	Sumitomo Electric Industries Ltd.	53,496
2,877	Sumitomo Rubber Industries Ltd.	38,492
13,603	The Goodyear Tire & Rubber Co.	315,045
4,619	The Yokohama Rubber Co. Ltd.	96,866
1,102	Toyota Industries Corp.	56,747

		1,913,223

Automobiles – 0.3%
766	Bayerische Motoren Werke AG	62,899
1,409	Daimler AG	79,664
1,326	Ferrari NV	145,557
16,614	Fiat Chrysler Automobiles NV*	275,894
45,379	Ford Motor Co.	427,016
1,329	General Motors Co.	50,435
4,141	Harley-Davidson, Inc.	175,123
13,782	Honda Motor Co. Ltd.	388,804
7,313	Isuzu Motors Ltd.	104,237
19,321	Mazda Motor Corp.	206,811
11,286	Nissan Motor Co. Ltd.	98,962
10,509	Peugeot SA	231,219
517	Renault SA	36,391
4,100	Subaru Corp.	91,297
1,742	Suzuki Motor Corp.	86,914
7,789	Toyota Motor Corp.	470,856
239	Volkswagen AG	39,748
3,102	Yamaha Motor Co. Ltd.	63,970

		3,035,797

Banks – 1.6%
5,105	ABN AMRO Group NV(a)	130,237
1,430	Aozora Bank Ltd.	47,102
16,110	Australia & New Zealand Banking Group Ltd.	318,103
24,225	Banco Bilbao Vizcaya Argentaria SA	137,628
37,761	Banco de Sabadell SA	48,331
54,193	Banco Santander SA	257,440
6,651	Bank Hapoalim BM	45,692
15,743	Bank Leumi Le-Israel BM	103,598
48,528	Bank of America Corp.	1,378,195

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Banks – (continued)
12,237	Bank of Ireland Group PLC	$ 77,696
4,014	Bank of Montreal	299,483
19,875	Bank of Queensland Ltd.	144,754
3,984	Bankinter SA	33,357
47,503	Barclays PLC	98,639
4,955	BB&T Corp.	253,200
19,337	Bendigo & Adelaide Bank Ltd.	151,477
5,378	BNP Paribas SA	270,504
16,775	BOC Hong Kong Holdings Ltd.	65,681
3,282	Canadian Imperial Bank of Commerce	275,425
2,892	CIT Group, Inc.	134,276
5,926	Citigroup, Inc.	383,945
5,955	Citizens Financial Group, Inc.	216,524
1,280	Comerica, Inc.	101,350
6,202	Commerzbank AG*	53,733
5,131	Commonwealth Bank of Australia	267,881
11,900	Credit Agricole SA	147,892
4,699	Danske Bank A/S	93,712
9,078	DBS Group Holdings Ltd.	162,113
2,734	DNB ASA	46,970
569	East West Bancorp, Inc.	30,550
1,120	Erste Groupe Bank AG*	44,331
8,951	Fifth Third Bancorp	250,001
554	First Republic Bank	54,929
1,132	Fukuoka Financial Group, Inc.	25,893
7,124	Hang Seng Bank Ltd.	164,980
71,169	HSBC Holdings PLC	605,330
8,182	Huntington Bancshares, Inc.	119,375
16,541	ING Groep NV	200,340
111,080	Intesa Sanpaolo SpA	258,034
5,360	Japan Post Bank Co. Ltd.	62,664
19,550	JPMorgan Chase & Co.	2,173,764
980	KBC Group NV	70,492
2,729	KeyCorp	50,050
224,900	Lloyds Banking Group PLC	159,182
486	M&T Bank Corp.	82,139
8,823	Mebuki Financial Group, Inc.	26,703
9,825	Mediobanca Banca di Credito Finanziario SpA	86,762
36,882	Mitsubishi UFJ Financial Group, Inc.	201,796
2,319	Mizrahi Tefahot Bank Ltd.	42,202
114,647	Mizuho Financial Group, Inc.	190,160
7,920	National Australia Bank Ltd.	143,209
3,961	National Bank of Canada	180,662
9,462	Nordea Bank Abp	84,034
21,878	Oversea-Chinese Banking Corp. Ltd.	180,406
4,062	People’s United Financial, Inc.	68,485
3,857	Raiffeisen Bank International AG	113,851
7,471	Regions Financial Corp.	122,898
7,526	Resona Holdings, Inc.	40,017
7,128	Royal Bank of Canada	522,643
19,664	Royal Bank of Scotland Group PLC	54,604

Shares	Description	Value
Common Stocks – (continued)
Banks – (continued)
12,441	Seven Bank Ltd.	$ 38,634
2,594	Shinsei Bank Ltd.	35,696
272	Signature Bank	33,546
4,532	Skandinaviska Enskilda Banken AB	47,274
3,883	Societe Generale SA	142,602
5,420	Standard Chartered PLC	42,281
8,300	Sumitomo Mitsui Financial Group, Inc.	305,563
3,264	Sumitomo Mitsui Trust Holdings, Inc.	131,129
3,601	SunTrust Banks, Inc.	225,747
288	SVB Financial Group*	73,385
3,846	Svenska Handelsbanken AB Class A	42,407
2,053	Swedbank AB Class A	47,760
43,728	The Bank of East Asia Ltd.	147,764
5,969	The Bank of Nova Scotia	324,810
3,246	The PNC Financial Services Group, Inc.	440,742
7,651	The Toronto-Dominion Bank	423,593
5,973	U.S. Bancorp	325,290
9,219	UniCredit SpA	118,995
9,016	United Overseas Bank Ltd.	165,547
22,877	Wells Fargo & Co.	1,241,763
14,507	Westpac Banking Corp.	276,289
4,732	Yamaguchi Financial Group, Inc.	49,038
2,086	Zions Bancorp NA	101,505

		16,936,784

Beverages – 0.5%
946	Anheuser-Busch InBev SA	72,681
3,212	Asahi Group Holdings Ltd.	134,914
6,352	Brown-Forman Corp. Class B	303,117
3,500	Carlsberg A/S Class B	388,132
8,253	Coca-Cola Amatil Ltd.	52,126
10,021	Coca-Cola Bottlers Japan Holdings, Inc.	288,058
6,199	Coca-Cola European Partners PLC*	300,900
3,368	Coca-Cola HBC AG*	100,745
907	Constellation Brands, Inc. Class A	177,554
5,358	Davide Campari-Milano SpA	44,821
8,995	Diageo PLC	324,841
3,572	Heineken Holding NV	316,236
1,015	Heineken NV	93,059
5,599	Kirin Holdings Co. Ltd.	131,967
6,953	Molson Coors Brewing Co. Class B	457,299
4,982	Monster Beverage Corp.*	297,326
6,562	PepsiCo, Inc.	800,170
1,326	Pernod Ricard SA	211,980
355	Remy Cointreau SA	41,114
4,311	Suntory Beverage & Food Ltd.	181,291
10,891	The Coca-Cola Co.	548,906
6,401	Treasury Wine Estates Ltd.	66,443

		5,333,680

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Biotechnology – 0.4%
6,797	AbbVie, Inc.	$ 640,753
259	Alexion Pharmaceuticals, Inc.*	31,896
3,566	Alkermes PLC*	129,945
2,636	Amgen, Inc.	548,947
1,325	Biogen, Inc.*	442,179
318	BioMarin Pharmaceutical, Inc.*	30,538
3,074	Celgene Corp.*	222,004
2,648	CSL Ltd.	345,210
6,245	Gilead Sciences, Inc.	449,265
97	Regeneron Pharmaceuticals, Inc.*	35,468
1,347	Seattle Genetics, Inc.*	84,295
7,096	Shire PLC	414,420
5,078	United Therapeutics Corp.*	599,712
2,438	Vertex Pharmaceuticals, Inc.*	440,766

		4,415,398

Building Products – 0.1%
1,354	A.O. Smith Corp.	64,153
1,821	Allegion PLC	166,785
2,175	Assa Abloy AB Class B	40,496
1,999	Cie de Saint-Gobain	74,297
472	Daikin Industries Ltd.	52,630
2,784	Fortune Brands Home & Security, Inc.	121,939
107	Geberit AG	41,713
1,690	Johnson Controls International PLC	58,778
1,540	Lennox International, Inc.	347,901
2,306	LIXIL Group Corp.	29,886
5,579	Masco Corp.	176,799
4,339	Owens Corning	226,279
351	Resideo Technologies, Inc.*	7,241
953	TOTO Ltd.	36,936

		1,445,833

Capital Markets – 0.8%
20,020	3i Group PLC	213,858
1,028	Ameriprise Financial, Inc.	133,383
452	Amundi SA(a)	25,979
3,652	ASX Ltd.	161,426
442	BlackRock, Inc.	189,181
2,112	Brookfield Asset Management, Inc. Class A	92,577
1,337	Cboe Global Markets, Inc.	143,888
22,999	CI Financial Corp.	348,278
2,305	CME Group, Inc.	438,134
10,150	Credit Suisse Group AG*	120,011
7,467	Daiwa Securities Group, Inc.	41,326
554	Deutsche Boerse AG	70,963
3,146	E*TRADE Financial Corp.	164,504
5,488	Eaton Vance Corp.	223,526
1,871	Franklin Resources, Inc.	63,408
22,870	Hargreaves Lansdown PLC	557,278
5,371	Hong Kong Exchanges & Clearing Ltd.	157,575
1,745	IGM Financial, Inc.	44,760

Shares	Description	Value
Common Stocks – (continued)
Capital Markets – (continued)
2,161	Intercontinental Exchange, Inc.	$ 176,597
8,038	Invesco Ltd.	163,573
13,176	Investec PLC	80,327
1,839	Japan Exchange Group, Inc.	33,180
927	Julius Baer Group Ltd.*	37,391
2,536	London Stock Exchange Group PLC	130,701
2,504	Macquarie Group Ltd.	210,716
4,446	Moody’s Corp.	707,225
7,473	Morgan Stanley	331,727
4,087	MSCI, Inc.	642,027
2,294	Nasdaq, Inc.	209,488
12,110	Natixis SA	67,017
24,377	Nomura Holdings, Inc.	109,733
684	Northern Trust Corp.	67,873
431	Partners Group Holding AG	283,304
580	Raymond James Financial, Inc.	46,243
3,173	S&P Global, Inc.	580,215
2,933	SBI Holdings, Inc.	66,683
2,308	Schroders PLC	74,625
5,452	SEI Investments Co.	292,772
67,566	Singapore Exchange Ltd.	361,838
2,819	St. James’s Place PLC	36,264
1,512	State Street Corp.	110,406
3,281	T. Rowe Price Group, Inc.	326,000
2,641	TD Ameritrade Holding Corp.	142,112
4,507	The Bank of New York Mellon Corp.	231,254
4,441	The Charles Schwab Corp.	198,957
12,467	UBS Group AG*	168,994

		9,077,297

Chemicals – 0.5%
1,806	Air Liquide SA	218,569
522	Air Products & Chemicals, Inc.	83,974
1,142	Akzo Nobel NV	95,964
5,672	Arkema SA	538,379
4,293	Asahi Kasei Corp.	47,121
1,139	Axalta Coating Systems Ltd.*	28,509
2,615	BASF SE	191,227
480	Celanese Corp.	48,446
3,461	CF Industries Holdings, Inc.	146,020
859	Chr Hansen Holding A/S	77,621
2,540	Clariant AG*	50,350
4,580	Covestro AG(a)	265,287
2,033	Croda International PLC	126,702
3,303	DowDuPont, Inc.	191,079
2,652	Eastman Chemical Co.	209,031
676	Ecolab, Inc.	108,491
86	EMS-Chemie Holding AG	46,299
3,206	Evonik Industries AG	86,585
368	FMC Corp.	30,448
70	Givaudan SA	172,826
11,683	Incitec Pivot Ltd.	32,240
559	International Flavors & Fragrances, Inc.*	79,054
687	Johnson Matthey PLC	25,725
1,639	JSR Corp.	26,311

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Chemicals – (continued)
1,005	Kaneka Corp.	$ 37,683
1,722	Koninklijke DSM NV	152,915
1,808	Linde PLC	287,570
2,813	LyondellBasell Industries NV Class A	262,481
563	Methanex Corp.	31,196
11,481	Mitsubishi Chemical Holdings Corp.	94,183
1,891	Mitsubishi Gas Chemical Co., Inc.	31,142
2,131	Mitsui Chemicals, Inc.	54,244
814	Nippon Paint Holdings Co. Ltd.	28,987
1,061	Nissan Chemical Corp.	57,658
1,285	Novozymes A/S Class B	59,895
1,047	PPG Industries, Inc.	114,469
497	Shin-Etsu Chemical Co. Ltd.	44,383
1,322	Showa Denko KK	53,050
780	Sika AG	96,791
296	Solvay SA	32,066
10,992	Sumitomo Chemical Co. Ltd.	59,837
1,071	Symrise AG	86,823
2,581	Taiyo Nippon Sanso Corp.	43,624
3,775	Teijin Ltd.	65,259
4,031	The Mosaic Co.	145,116
393	The Sherwin-Williams Co.	166,660
5,058	Toray Industries, Inc.	39,735
2,381	Tosoh Corp.	33,577
1,366	Umicore SA	59,204
1,559	Westlake Chemical Corp.	113,012
674	Yara International ASA	27,151

		5,204,969

Commercial Services & Supplies – 0.2%
19,567	Babcock International Group PLC	142,109
7,396	Brambles Ltd.	55,740
937	Cintas Corp.	175,575
3,532	Copart, Inc.*	180,768
1,467	Dai Nippon Printing Co. Ltd.	33,955
1,897	Edenred	72,495
4,442	ISS A/S	144,266
1,101	Park24 Co. Ltd.	29,756
1,840	Republic Services, Inc.	142,306
9,221	Rollins, Inc.	586,087
611	Secom Co. Ltd.	51,743
7,037	Securitas AB Class B	118,777
1,084	Societe BIC SA	116,282
3,541	Stericycle, Inc.*	170,216
2,580	Toppan Printing Co. Ltd.	41,549
2,100	Waste Connections, Inc.	164,808
2,265	Waste Management, Inc.	212,344

		2,438,776

Communications Equipment – 0.3%
879	Arista Networks, Inc.*	209,624
21,994	Cisco Systems, Inc.	1,052,853
8,043	CommScope Holding Co., Inc.*	145,578
3,226	F5 Networks, Inc.*	554,775
9,881	Juniper Networks, Inc.	283,684

Shares	Description	Value
Common Stocks – (continued)
Communications Equipment – (continued)
1,992	Motorola Solutions, Inc.	$ 261,450
1,136	Palo Alto Networks, Inc.*	196,471
25,135	Telefonaktiebolaget LM Ericsson Class B	210,958

		2,915,393

Construction & Engineering – 0.2%
2,794	ACS Actividades de Construccion y Servicios SA	107,402
744	Bouygues SA	28,636
1,380	CIMIC Group Ltd.	41,111
3,288	Eiffage SA	313,154
7,578	Ferrovial SA	156,259
2,526	Fluor Corp.	103,389
267	HOCHTIEF AG	38,063
4,671	Jacobs Engineering Group, Inc.	306,744
3,845	JGC Corp.	56,218
5,965	Kajima Corp.	82,664
9,733	Obayashi Corp.	97,243
6,327	Shimizu Corp.	54,195
810	SNC-Lavalin Group, Inc.	29,568
2,108	Taisei Corp.	92,792
2,101	Vinci SA	183,333
11,214	WSP Global, Inc.	552,154

		2,242,925

Construction Materials – 0.0%
1,961	CRH PLC	53,942
2,814	HeidelbergCement AG	187,479
797	Imerys SA	42,901
3,715	James Hardie Industries PLC	43,645
769	LafargeHolcim Ltd.*	34,549
154	Martin Marietta Materials, Inc.	29,366
1,211	Taiheiyo Cement Corp.	41,026

		432,908

Consumer Finance – 0.1%
2,590	AEON Financial Service Co. Ltd.	50,200
13,630	Ally Financial, Inc.	363,649
2,914	American Express Co.	327,155
2,880	Capital One Financial Corp.	258,278
2,986	Credit Saison Co. Ltd.	38,404
2,580	Discover Financial Services	183,954
5,706	Synchrony Financial	148,242

		1,369,882

Containers & Packaging – 0.1%
4,414	Amcor Ltd.	43,416
1,379	Avery Dennison Corp.	132,936
7,159	Ball Corp.	351,578
1,436	Crown Holdings, Inc.*	73,638
932	International Paper Co.	43,049
373	Packaging Corp. of America	36,487
1,396	Sealed Air Corp.	50,996
1,347	Smurfit Kappa Group PLC	36,355

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Containers & Packaging – (continued)
3,509	Toyo Seikan Group Holdings Ltd.	$ 79,946
3,831	WestRock Co.	180,478

		1,028,879

Distributors – 0.0%
1,849	Genuine Parts Co.	191,760
6,027	Jardine Cycle & Carriage Ltd.	155,136
4,659	LKQ Corp.*	129,706

		476,602

Diversified Consumer Services – 0.1%
26,491	H&R Block, Inc.	715,522

Diversified Financial Services – 0.3%
76,933	AMP Ltd.	136,999
6,121	Berkshire Hathaway, Inc. Class B*	1,335,847
1,816	Eurazeo SE	136,274
2,536	EXOR NV	149,562
422	Groupe Bruxelles Lambert SA	38,057
2,453	Industrivarden AB Class C	50,425
2,186	Investor AB Class B	96,011
11,452	Jefferies Financial Group, Inc.	250,226
2,753	Kinnevik AB Class B	70,017
1,234	L E Lundbergforetagen AB Class B	36,979
11,541	Mitsubishi UFJ Lease & Finance Co. Ltd.	63,103
976	Onex Corp.	60,529
5,681	ORIX Corp.	92,245
1,413	Pargesa Holding SA	97,961
14,302	Standard Life Aberdeen PLC	48,587
1,033	Tokyo Century Corp.	49,477
931	Voya Financial, Inc.	41,848
224	Wendel SA	27,249

		2,781,396

Diversified Telecommunication Services – 0.4%
29,667	AT&T, Inc.	926,797
1,043	BCE, Inc.	44,706
64,580	Bezeq The Israeli Telecommunication Corp. Ltd.	74,559
19,862	BT Group PLC	66,466
1,425	CenturyLink, Inc.	26,790
3,789	Deutsche Telekom AG	66,624
786	Elisa Oyj	31,558
71,358	HKT Trust and HKT Ltd.	103,362
18,073	Koninklijke KPN NV	53,613
5,795	Nippon Telegraph & Telephone Corp.	239,050
4,176	Orange SA	71,786
559,007	PCCW Ltd.	328,500
1,640	Proximus SADP	45,484
15,280	Singapore Telecommunications Ltd.	33,648
153	Swisscom AG	73,491
130,091	Telecom Italia SpA*	84,766

Shares	Description	Value
Common Stocks – (continued)
Diversified Telecommunication Services – (continued)
155,044	Telecom Italia SpA RSP	$ 87,391
9,726	Telefonica Deutschland Holding AG	39,469
13,421	Telefonica SA	120,741
5,931	Telenor ASA	115,048
8,289	Telia Co. AB	38,335
1,660	TELUS Corp.	59,583
14,582	TPG Telecom Ltd.	76,839
15,271	Verizon Communications, Inc.	920,841
2,941	Zayo Group Holdings, Inc.*	77,407

		3,806,854

Electric Utilities – 0.5%
2,445	Alliant Energy Corp.	110,979
1,651	American Electric Power Co., Inc.	128,349
31,146	AusNet Services	35,259
13,466	Chubu Electric Power Co., Inc.	202,195
6,468	CK Infrastructure Holdings Ltd.	49,241
12,262	CLP Holdings Ltd.	135,362
2,538	Duke Energy Corp.	224,791
560	Edison International	30,979
48,462	EDP - Energias de Portugal SA	169,365
5,022	Electricite de France SA	82,859
1,284	Emera, Inc.	43,101
1,442	Endesa SA	32,217
33,990	Enel SpA	184,907
1,260	Entergy Corp.	109,696
1,895	Evergy, Inc.	112,506
1,462	Eversource Energy	99,913
8,427	Exelon Corp.	390,929
5,349	FirstEnergy Corp.	202,353
1,434	Fortis, Inc.	49,809
7,446	Fortum Oyj	155,484
117,130	HK Electric Investments & HK Electric Investments Ltd.	112,279
2,970	Hydro One Ltd.(a)	43,947
12,467	Iberdrola SA	93,263
4,208	Kyushu Electric Power Co., Inc.	49,424
2,078	NextEra Energy, Inc.	377,593
1,967	OGE Energy Corp.	77,933
1,941	Orsted A/S(a)	126,280
2,788	PG&E Corp.*	73,547
974	Pinnacle West Capital Corp.	87,037
7,233	Power Assets Holdings Ltd.	49,080
2,775	PPL Corp.	84,887
4,221	SSE PLC	59,177
39,240	Terna Rete Elettrica Nazionale SpA	219,927
8,166	The Chugoku Electric Power Co., Inc.	103,196
12,562	The Kansai Electric Power Co., Inc.	188,598
4,937	The Southern Co.	233,668
3,373	Tohoku Electric Power Co., Inc.	44,152

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Electric Utilities – (continued)
34,781	Tokyo Electric Power Co. Holdings., Inc*	$ 211,465
2,013	Xcel Energy, Inc.	105,582

		4,891,329

Electrical Equipment – 0.2%
2,427	ABB Ltd.	49,207
2,737	Acuity Brands, Inc.	355,865
2,324	AMETEK, Inc.	170,651
2,667	Eaton Corp. PLC	205,199
2,181	Emerson Electric Co.	147,261
796	Fuji Electric Co. Ltd.	25,096
945	Legrand SA	57,968
2,347	Mitsubishi Electric Corp.	31,072
619	Nidec Corp.	82,834
2,843	Prysmian SpA	52,132
1,266	Rockwell Automation, Inc.	220,714
2,027	Schneider Electric SE	147,749
1,739	Sensata Technologies Holding PLC*	80,446
1,735	Vestas Wind Systems A/S	129,694

		1,755,888

Electronic Equipment, Instruments & Components – 0.2%
1,739	Amphenol Corp. Class A	152,928
1,039	Arrow Electronics, Inc.*	79,972
1,777	Avnet, Inc.	77,868
2,723	CDW Corp.	252,368
4,481	Cognex Corp.	197,254
2,736	Corning, Inc.	88,154
2,784	Flex Ltd.*	24,360
4,679	FLIR Systems, Inc.	214,579
2,347	Hamamatsu Photonics KK	81,848
1,068	Hexagon AB Class B	53,303
8,098	Hitachi Ltd.	235,826
2,491	Ingenico Group SA	179,807
594	IPG Photonics Corp.*	84,437
133	Keyence Corp.	72,451
1,669	Keysight Technologies, Inc.*	103,177
195	Murata Manufacturing Co. Ltd.	29,884
2,616	Nippon Electric Glass Co. Ltd.	70,457
3,597	Omron Corp.	158,764
2,000	Shimadzu Corp.	46,810
723	TDK Corp.	57,373
1,582	TE Connectivity Ltd.	121,703
1,907	Trimble, Inc.*	72,523
3,152	Venture Corp. Ltd.	34,512
1,604	Yaskawa Electric Corp.	50,428
2,373	Yokogawa Electric Corp.	43,773

		2,584,559

Energy Equipment & Services – 0.1%
2,852	Halliburton Co.	89,638
1,047	Helmerich & Payne, Inc.	63,448
9,728	John Wood Group PLC	78,919
6,421	National Oilwell Varco, Inc.	206,178
1,668	Schlumberger Ltd.	75,227

Shares	Description	Value
Common Stocks – (continued)
Energy Equipment & Services – (continued)
1,812	Tenaris SA	$ 21,947

		535,357

Entertainment – 0.2%
1,419	Activision Blizzard, Inc.	70,780
3,878	DeNA Co. Ltd.	72,079
2,645	Electronic Arts, Inc.*	222,365
740	Konami Holdings Corp.	33,171
1,534	Netflix, Inc.*	438,923
2,746	Nexon Co. Ltd.*	32,648
519	Take-Two Interactive Software, Inc.*	56,919
4,439	The Walt Disney Co.	512,660
4,016	Twenty-First Century Fox, Inc. Class A	198,672
1,903	Twenty-First Century Fox, Inc. Class B	93,304
3,645	Ubisoft Entertainment SA*	297,255
4,715	Viacom, Inc. Class B	145,505
1,899	Vivendi SA	47,365

		2,221,646

Equity Real Estate Investment Trusts (REITs) – 0.5%
694	Alexandria Real Estate Equities, Inc.	86,403
992	American Tower Corp.	163,174
22,935	Ascendas Real Estate Investment Trust	43,058
473	AvalonBay Communities, Inc.	90,140
359	Boston Properties, Inc.	47,101
2,230	Brookfield Property REIT, Inc. Class A	40,162
2,388	Camden Property Trust	227,242
38,276	CapitaLand Commercial Trust	48,676
54,658	CapitaLand Mall Trust	89,804
890	Covivio	86,777
1,264	Crown Castle International Corp.	145,234
30	Daiwa House REIT Investment Corp.	68,087
4,704	Dexus	36,081
950	Digital Realty Trust, Inc.	109,288
2,180	Duke Realty Corp.	62,043
145	Equinix, Inc.	55,866
1,337	Equity Residential	95,261
311	Essex Property Trust, Inc.	81,641
1,600	Extra Space Storage, Inc.	153,568
423	Federal Realty Investment Trust	55,874
744	Gecina SA	104,168
11,584	Goodman Group	87,050
2,232	H&R Real Estate Investment Trust	35,345
1,513	HCP, Inc.	44,270
13,621	Host Hotels & Resorts, Inc.	258,799
957	ICADE	75,839
2,210	Invitation Homes, Inc.	47,427
1,163	Iron Mountain, Inc.	39,507

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
13	Japan Prime Realty Investment Corp.	$ 50,794
15	Japan Real Estate Investment Corp.	82,935
31	Japan Retail Fund Investment Corp.	59,504
1,038	Klepierre SA	34,031
7,476	Land Securities Group PLC	77,737
1,716	Liberty Property Trust	77,718
12,382	Link REIT	118,182
1,246	Mid-America Apartment Communities, Inc.	129,036
17,970	Mirvac Group	28,863
2,061	National Retail Properties, Inc.	103,174
32	Nippon Building Fund, Inc.	199,436
30	Nippon Prologis REIT, Inc.	62,092
50	Nomura Real Estate Master Fund, Inc.	66,812
1,636	Prologis, Inc.	110,168
664	Public Storage	141,605
1,331	Realty Income Corp.	85,304
842	Regency Centers Corp.	53,602
2,724	RioCan Real Estate Investment Trust	50,701
413	SBA Communications Corp.*	70,544
37,985	Scentre Group	108,590
20,258	Segro PLC	156,296
1,205	Simon Property Group, Inc.	223,756
514	SL Green Realty Corp.	49,560
1,820	SmartCentres Real Estate Investment Trust	43,053
10,996	Stockland	29,325
25,680	Suntec Real Estate Investment Trust	33,039
8,722	The British Land Co. PLC	62,885
12,648	The GPT Group	48,863
2,089	UDR, Inc.	89,033
663	Unibail-Rodamco-Westfield*	113,968
59	United Urban Investment Corp.	93,961
2,434	Ventas, Inc.	154,535
11,198	VEREIT, Inc.	85,665
20,856	Vicinity Centres	40,817
857	Vornado Realty Trust	61,670
869	Welltower, Inc.	62,855
2,443	Weyerhaeuser Co.	64,520

		5,602,514

Food & Staples Retailing – 0.9%
5,620	AEON Co. Ltd.	135,013
829	Alimentation Couche-Tard, Inc. Class B	43,507
3,913	Carrefour SA	70,535
4,387	Casino Guichard Perrachon SA	198,711
13,492	Coles Group Ltd.*	115,476
4,858	Colruyt SA	310,373
3,538	Costco Wholesale Corp.	818,269
46,738	Dairy Farm International Holdings Ltd.	412,201
34,265	Empire Co. Ltd. Class A	649,118

Shares	Description	Value
Common Stocks – (continued)
Food & Staples Retailing – (continued)
1,551	FamilyMart UNY Holdings Co. Ltd.	$ 220,154
3,651	George Weston Ltd.	263,991
1,271	ICA Gruppen AB	46,170
64,421	J Sainsbury PLC	251,035
8,360	Jeronimo Martins SGPS SA	99,843
28,473	Koninklijke Ahold Delhaize NV	733,755
3,424	Lawson, Inc.	224,421
4,057	Loblaw Cos. Ltd.	187,148
11,851	METRO AG	182,545
1,518	Metro, Inc.	52,327
1,928	Seven & i Holdings Co. Ltd.	84,131
6,105	Sundrug Co. Ltd.	206,492
9,425	Sysco Corp.	635,245
119,534	Tesco PLC	301,731
18,103	The Kroger Co.	536,935
1,474	Tsuruha Holdings, Inc.	145,868
8,404	Walgreens Boots Alliance, Inc.	711,567
15,225	Walmart, Inc.	1,486,721
60,485	Wm Morrison Supermarkets PLC	183,696
26,799	Woolworths Group Ltd.	568,133

		9,875,111

Food Products – 0.6%
10,888	a2 Milk Co. Ltd.*	77,892
7,009	Ajinomoto Co., Inc.	121,590
3,566	Archer-Daniels-Midland Co.	164,107
3,306	Associated British Foods PLC	102,364
204	Barry Callebaut AG	346,303
524	Bunge Ltd.	29,905
6,189	Calbee, Inc.	205,810
3,544	Campbell Soup Co.	138,925
21	Chocoladefabriken Lindt & Spruengli AG	290,394
5,554	Conagra Brands, Inc.	179,616
4,859	Danone SA	362,800
3,666	General Mills, Inc.	155,109
2,681	Hormel Foods Corp.	120,886
3,664	Ingredion, Inc.	382,742
1,052	Kellogg Co.	66,960
687	Kerry Group PLC Class A	70,970
3,605	Kikkoman Corp.	211,030
8,224	Marine Harvest ASA	193,071
1,014	McCormick & Co., Inc.	152,100
1,950	MEIJI Holdings Co. Ltd.	153,729
4,486	Mondelez International, Inc. Class A	201,780
10,864	Nestle SA	926,840
1,466	NH Foods Ltd.	54,486
3,302	Nisshin Seifun Group, Inc.	69,615
638	Nissin Foods Holdings Co. Ltd.	41,351
4,833	Orkla ASA	40,027
3,979	Saputo, Inc.	123,654
3,654	The Hershey Co.	395,728
3,454	The J.M. Smucker Co.	360,978
1,681	The Kraft Heinz Co.	85,933
1,029	Toyo Suisan Kaisha Ltd.	35,369
6,452	Tyson Foods, Inc. Class A	380,345

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Food Products – (continued)
160,457	WH Group Ltd.(a)	$ 117,152
16,781	Wilmar International Ltd.	37,244
743	Yakult Honsha Co. Ltd.	56,193
7,742	Yamazaki Baking Co. Ltd.	163,169

		6,616,167

Gas Utilities – 0.1%
1,978	AltaGas Ltd.	21,512
1,107	Atmos Energy Corp.	105,907
142,781	Hong Kong & China Gas Co. Ltd.	288,293
4,595	Naturgy Energy Group SA	113,835
6,687	Osaka Gas Co. Ltd.	122,062
1,411	Tokyo Gas Co. Ltd.	36,385
10,912	UGI Corp.	626,894

		1,314,888

Health Care Equipment & Supplies – 0.7%
6,903	Abbott Laboratories	511,167
1,303	ABIOMED, Inc.*	433,482
1,671	Align Technology, Inc.*	384,146
2,702	Baxter International, Inc.	185,222
1,067	Becton Dickinson & Co.	269,684
1,621	BioMerieux	114,454
4,451	Boston Scientific Corp.*	167,669
3,284	Cochlear Ltd.	408,176
2,214	Coloplast A/S Class B	211,382
2,559	Danaher Corp.	280,313
884	DENTSPLY SIRONA, Inc.	33,398
2,378	Edwards Lifesciences Corp.*	385,260
1,036	EssilorLuxottica SA	130,987
10,193	Fisher & Paykel Healthcare Corp. Ltd.	93,535
1,503	Hologic, Inc.*	66,748
5,460	Hoya Corp.	333,712
2,513	IDEXX Laboratories, Inc.*	512,049
597	Intuitive Surgical, Inc.*	316,929
4,484	Koninklijke Philips NV	170,033
2,796	Medtronic PLC	272,694
5,911	Olympus Corp.	166,342
1,513	ResMed, Inc.	169,138
986	Siemens Healthineers AG*(a)	42,806
16,942	Smith & Nephew PLC	309,200
658	Sonova Holding AG	106,580
277	Straumann Holding AG	169,906
1,628	Stryker Corp.	285,649
2,976	Sysmex Corp.	159,113
354	Teleflex, Inc.	97,499
2,056	Terumo Corp.	121,237
196	The Cooper Cos., Inc.	54,651
1,393	Varian Medical Systems, Inc.*	171,882
2,144	William Demant Holding A/S*	62,687
1,314	Zimmer Biomet Holdings, Inc.	153,764

		7,351,494

Health Care Providers & Services – 0.7%
6,783	Alfresa Holdings Corp.	180,610

Shares	Description	Value
Common Stocks – (continued)
Health Care Providers & Services – (continued)
1,783	AmerisourceBergen Corp.	$ 158,509
1,809	Anthem, Inc.	524,737
4,626	Cardinal Health, Inc.	253,644
2,624	Centene Corp.*	373,264
1,672	Cigna Corp.	373,491
6,037	CVS Health Corp.	484,167
2,001	DaVita, Inc.*	132,186
4,870	Express Scripts Holding Co.*	494,159
885	Fresenius Medical Care AG & Co. KGaA	72,170
1,695	Fresenius SE & Co. KGaA	96,342
1,982	HCA Healthcare, Inc.	285,388
22,303	Healthscope Ltd.	36,931
2,797	Henry Schein, Inc.*	249,492
1,403	Humana, Inc.	462,246
1,352	Laboratory Corp. of America Holdings*	196,905
2,062	McKesson Corp.	256,719
37,951	Mediclinic International PLC	171,475
7,423	Medipal Holdings Corp.	170,304
1,306	NMC Health PLC	55,120
1,131	Quest Diagnostics, Inc.	100,173
10,679	Ryman Healthcare Ltd.	85,165
6,362	Sonic Healthcare Ltd.	106,382
4,549	Suzuken Co. Ltd.	244,963
6,020	UnitedHealth Group, Inc.	1,693,787
1,348	Universal Health Services, Inc. Class B	186,011

		7,444,340

Health Care Technology – 0.0%
1,241	Cerner Corp.*	71,866
5,592	M3, Inc.	90,889
969	Veeva Systems, Inc. Class A*	93,179

		255,934

Hotels, Restaurants & Leisure – 0.6%
1,454	Accor SA	64,587
2,690	Aramark	102,381
8,623	Aristocrat Leisure Ltd.	149,891
4,755	Carnival Corp.	286,679
1,276	Carnival PLC	74,479
65	Chipotle Mexican Grill, Inc.*	30,759
3,271	Compass Group PLC	70,147
5,388	Crown Resorts Ltd.	46,267
1,214	Darden Restaurants, Inc.	134,196
757	Domino’s Pizza Enterprises Ltd.	25,539
2,034	Domino’s Pizza, Inc.	564,069
10,360	Flight Centre Travel Group Ltd.	371,204
15,120	Galaxy Entertainment Group Ltd.	93,551
69,250	Genting Singapore Ltd.	49,172
1,891	Hilton Worldwide Holdings, Inc.	142,846
5,797	InterContinental Hotels Group PLC	311,493
1,664	Las Vegas Sands Corp.	91,420
1,756	Marriott International, Inc. Class A	201,993

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
2,948	McDonald’s Corp.	$ 555,727
2,051	McDonald’s Holdings Co. Japan Ltd.	92,023
1,620	Melco Resorts & Entertainment Ltd. ADR	29,273
21,670	MGM China Holdings Ltd.	37,272
1,285	MGM Resorts International	34,644
4,464	Norwegian Cruise Line Holdings Ltd.*	229,092
1,436	Oriental Land Co. Ltd.	143,239
346	Paddy Power Betfair PLC	31,062
430	Royal Caribbean Cruises Ltd.	48,620
10,597	Sands China Ltd.	46,210
29,593	Shangri-La Asia Ltd.	42,184
334,103	SJM Holdings Ltd.	303,080
4,303	Starbucks Corp.	287,096
11,539	Tabcorp Holdings Ltd.	36,311
7,806	TUI AG	111,511
262	Vail Resorts, Inc.	73,145
6,714	Whitbread PLC	394,056
49,807	Wynn Macau Ltd.	114,192
763	Wynn Resorts Ltd.	83,472
7,282	Yum! Brands, Inc.	671,546

		6,174,428

Household Durables – 0.3%
11,138	Barratt Developments PLC	65,856
8,243	Berkeley Group Holdings PLC	339,733
2,001	Casio Computer Co. Ltd.	27,971
1,747	D.R. Horton, Inc.	65,023
10,132	Electrolux AB Series B	230,606
1,704	Garmin Ltd.	113,589
2,023	Iida Group Holdings Co. Ltd.	35,781
970	Leggett & Platt, Inc.	37,578
1,853	Lennar Corp. Class A	79,179
286	Mohawk Industries, Inc.*	36,625
4,909	Nikon Corp.	77,161
71	NVR, Inc.*	173,950
7,810	Panasonic Corp.	80,591
1,408	Persimmon PLC	34,222
6,697	PulteGroup, Inc.	177,604
493	Rinnai Corp.	35,378
1,885	SEB SA	270,627
2,616	Sekisui Chemical Co. Ltd.	42,562
7,327	Sekisui House Ltd.	110,588
6,153	Sony Corp.	325,154
67,647	Taylor Wimpey PLC	116,030
35,310	Techtronic Industries Co. Ltd.	191,495
5,269	Toll Brothers, Inc.	173,719

		2,841,022

Household Products – 0.3%
1,575	Church & Dwight Co., Inc.	104,249
10,391	Colgate-Palmolive Co.	660,036
1,093	Henkel AG & Co. KGaA	119,753
2,637	Kimberly-Clark Corp.	304,231
15,875	Lion Corp.	313,656
950	Reckitt Benckiser Group PLC	79,080
2,647	The Clorox Co.	438,396
6,069	The Procter & Gamble Co.	573,581

Shares	Description	Value
Common Stocks – (continued)
Household Products – (continued)
3,231	Unicharm Corp.	$ 101,183

		2,694,165

Independent Power and Renewable Electricity Producers – 0.1%
9,888	AES Corp.	153,165
3,886	Electric Power Development Co. Ltd.	100,112
33,845	Meridian Energy Ltd.	77,006
29,053	Vistra Energy Corp.*	682,165

		1,012,448

Industrial Conglomerates – 0.2%
2,909	3M Co.	604,839
17,937	CK Hutchison Holdings Ltd.	188,147
514	DCC PLC	38,836
6,174	General Electric Co.	46,305
2,111	Honeywell International, Inc.	309,789
1,508	Jardine Matheson Holdings Ltd.	99,766
2,644	Keihan Holdings Co. Ltd.	110,481
16,337	Keppel Corp. Ltd.	72,508
30,405	NWS Holdings Ltd.	64,104
618	Roper Technologies, Inc.	183,911
1,810	Seibu Holdings, Inc.	33,485
1,760	Siemens AG	204,820
1,522	Smiths Group PLC	27,088

		1,984,079

Insurance – 1.1%
19,238	Admiral Group PLC	511,946
34,734	Aegon NV	193,397
6,416	Aflac, Inc.	293,468
4,180	Ageas	201,969
46,242	AIA Group Ltd.	379,896
101	Alleghany Corp.	63,734
2,500	Allianz SE	530,129
908	American Financial Group, Inc.	92,943
1,934	American International Group, Inc.	83,645
954	Aon PLC	157,515
2,826	Arch Capital Group Ltd.*	80,880
1,700	Arthur J. Gallagher & Co.	131,019
14,843	Assicurazioni Generali SpA	250,512
1,242	Assurant, Inc.	120,772
2,623	Athene Holding Ltd. Class A*	114,074
19,413	Aviva PLC	100,917
9,953	AXA SA	242,377
633	Axis Capital Holdings Ltd.	35,037
696	Baloise Holding AG	102,417
1,539	Chubb Ltd.	205,826
922	Cincinnati Financial Corp.	75,355
4,820	CNP Assurances	110,424
7,890	Dai-ichi Life Holdings, Inc.	137,497
22,196	Direct Line Insurance Group PLC	93,000
189	Everest Re Group Ltd.	41,973
535	Fairfax Financial Holdings Ltd.	252,946

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Insurance – (continued)
3,780	Fidelity National Financial, Inc.	$ 127,008
2,993	Gjensidige Forsikring ASA	46,832
4,402	Great-West Lifeco, Inc.	100,951
694	Hannover Rueck SE	96,712
5,114	Industrial Alliance Insurance & Financial Services, Inc.	186,947
27,198	Insurance Australia Group Ltd.	145,174
995	Intact Financial Corp.	79,658
14,741	Japan Post Holdings Co. Ltd.	179,492
83,069	Legal & General Group PLC	260,147
2,029	Lincoln National Corp.	127,766
2,455	Loews Corp.	117,987
4,720	Manulife Financial Corp.	78,048
19,604	Mapfre SA	56,133
135	Markel Corp.*	154,459
3,940	Marsh & McLennan Cos., Inc.	349,478
48,741	Medibank Pvt. Ltd.	86,507
5,111	MetLife, Inc.	228,104
2,066	MS&AD Insurance Group Holdings, Inc.	62,702
656	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	142,918
6,427	NN Group NV	274,123
16,715	Poste Italiane SpA(a)	127,059
9,746	Power Corp. of Canada	194,385
7,773	Power Financial Corp.	164,452
2,685	Principal Financial Group, Inc.	132,424
2,427	Prudential Financial, Inc.	227,556
9,352	Prudential PLC	184,364
3,913	QBE Insurance Group Ltd.	32,486
1,216	Reinsurance Group of America, Inc.	181,646
316	RenaissanceRe Holdings Ltd.	41,905
8,607	RSA Insurance Group PLC	59,666
1,264	Sampo Oyj Class A	56,511
970	SCOR SE	46,608
878	Sompo Holdings, Inc.	33,916
2,333	Sony Financial Holdings, Inc.	48,836
4,946	Sun Life Financial, Inc.	182,406
12,316	Suncorp Group Ltd.	120,191
352	Swiss Life Holding AG*	138,304
1,643	Swiss Re AG	150,302
2,881	T&D Holdings, Inc.	40,893
2,802	The Allstate Corp.	249,910
1,868	The Hartford Financial Services Group, Inc.	82,547
5,303	The Progressive Corp.	351,536
1,664	The Travelers Cos., Inc.	216,936
3,894	Tokio Marine Holdings, Inc.	192,358
2,955	Torchmark Corp.	255,342
3,691	Tryg A/S	91,898
3,571	Unum Group	128,235
1,820	W.R. Berkley Corp.	143,380
631	Willis Towers Watson PLC	100,613
647	Zurich Insurance Group AG	203,369

		11,684,848

Shares	Description	Value
Common Stocks – (continued)
Interactive Media & Services – 0.7%
1,635	Alphabet, Inc. Class A*	$ 1,814,278
1,562	Alphabet, Inc. Class C*	1,709,500
81,327	Auto Trader Group PLC(a)	455,721
14,289	Facebook, Inc. Class A*	2,009,176
22,788	Kakaku.com, Inc.	459,709
6,360	LINE Corp.*	225,487
1,893	REA Group Ltd.	105,737
6,454	TripAdvisor, Inc.*	413,443
4,165	Twitter, Inc.*	130,989
1,373	Zillow Group, Inc. Class C*	50,183

		7,374,223

Internet & Direct Marketing Retail – 0.6%
2,387	Amazon.com, Inc.*	4,034,436
261	Booking Holdings, Inc.*	493,781
1,691	Delivery Hero SE*(a)	61,823
8,191	eBay, Inc.*	244,501
1,715	Expedia Group, Inc.	207,155
411	MercadoLibre, Inc.	144,659
18,784	Qurate Retail, Inc.*	417,380
4,475	Rakuten, Inc.	36,073
4,809	Zalando SE*(a)	149,785
10,019	ZOZO, Inc.	223,263

		6,012,856

IT Services – 1.1%
5,791	Accenture PLC Class A	952,735
2,743	Akamai Technologies, Inc.*	188,581
2,024	Alliance Data Systems Corp.	405,529
3,990	Amadeus IT Group SA	286,363
5,812	Atos SE	494,487
2,186	Automatic Data Processing, Inc.	322,260
2,376	Broadridge Financial Solutions, Inc.	251,547
1,757	Capgemini SE	205,150
2,953	CGI Group, Inc. Class A*	188,917
5,068	Cognizant Technology Solutions Corp. Class A	360,994
4,687	Computershare Ltd.	62,304
9,574	DXC Technology Co.	603,545
3,671	Fidelity National Information Services, Inc.	396,285
3,380	Fiserv, Inc.*	267,460
819	FleetCor Technologies, Inc.*	158,395
1,528	Fujitsu Ltd.	94,384
680	Gartner, Inc.*	104,169
1,520	Global Payments, Inc.	169,951
2,155	GoDaddy, Inc. Class A*	140,635
4,123	International Business Machines Corp.	512,365
1,839	Jack Henry & Associates, Inc.	256,908
8,326	Leidos Holdings, Inc.	524,538
4,814	MasterCard, Inc. Class A	967,951
1,418	Nomura Research Institute Ltd.	62,426
9,143	NTT Data Corp.	106,332
661	Obic Co. Ltd.	57,319
1,128	Otsuka Corp.	38,117

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
IT Services – (continued)
2,892	Paychex, Inc.	$ 204,638
4,399	PayPal Holdings, Inc.*	377,478
5,952	Sabre Corp.	152,193
514	Shopify, Inc. Class A*	78,238
2,257	Square, Inc. Class A*	157,629
18,926	The Western Union Co.	354,484
3,244	Total System Services, Inc.	283,428
2,768	VeriSign, Inc.*	431,974
7,678	Visa, Inc. Class A	1,088,049
934	Wirecard AG	142,246
2,214	Worldpay, Inc. Class A*	189,983

		11,639,987

Leisure Products – 0.1%
2,504	Bandai Namco Holdings, Inc.	105,364
3,365	Hasbro, Inc.	306,215
2,342	Mattel, Inc.*	32,554
1,976	Polaris Industries, Inc.	191,672
1,332	Sankyo Co. Ltd.	53,355
4,378	Sega Sammy Holdings, Inc.	61,878
208	Shimano, Inc.	30,462
1,300	Yamaha Corp.	56,051

		837,551

Life Sciences Tools & Services – 0.2%
1,994	Agilent Technologies, Inc.	144,266
346	Illumina, Inc.*	116,775
2,395	IQVIA Holdings, Inc.*	299,543
284	Lonza Group AG*	92,117
798	Mettler-Toledo International, Inc.*	508,055
810	QIAGEN NV*	28,664
1,873	Thermo Fisher Scientific, Inc.	467,407
597	Waters Corp.*	118,552

		1,775,379

Machinery – 0.4%
5,650	AGCO Corp.	337,192
2,981	Alfa Laval AB	64,312
2,896	Alstom SA	127,154
2,910	ANDRITZ AG	140,527
4,286	Atlas Copco AB Class A	105,462
3,592	Atlas Copco AB Class B	81,525
1,951	Caterpillar, Inc.	264,692
18,816	CNH Industrial NV	184,396
1,006	Cummins, Inc.	151,966
423	Deere & Co.	65,514
779	Dover Corp.	66,129
435	FANUC Corp.	74,816
1,909	Fortive Corp.	145,218
1,813	Hitachi Construction Machinery Co. Ltd.	50,443
566	Hoshizaki Corp.	43,875
1,040	IDEX Corp.	142,896
1,244	Illinois Tool Works, Inc.	172,978
2,021	Ingersoll-Rand PLC	209,214
2,957	Komatsu Ltd.	80,318
727	Kone Oyj Class B	36,061
1,436	Makita Corp.	56,555
614	MAN SE	62,773
2,259	MINEBEA MITSUMI, Inc.	36,872

Shares	Description	Value
Common Stocks – (continued)
Machinery – (continued)
7,195	MISUMI Group, Inc.	$ 164,017
3,503	Mitsubishi Heavy Industries Ltd.	133,347
687	PACCAR, Inc.	42,745
1,212	Parker-Hannifin Corp.	208,513
6,761	Pentair PLC	288,695
3,231	Sandvik AB	47,984
442	Schindler Holding AG	86,594
1,565	Snap-on, Inc.	260,166
487	Stanley Black & Decker, Inc.	63,724
1,571	Sumitomo Heavy Industries Ltd.	52,367
480	The Middleby Corp.*	57,979
5,196	Volvo AB Class B	72,502
1,291	WABCO Holdings, Inc.*	156,792
1,259	Wabtec Corp.	119,101
2,276	Xylem, Inc.	166,103

		4,621,517

Marine – 0.0%
26	AP Moller - Maersk A/S Class B	37,355
2,724	Kuehne & Nagel International AG	383,510

		420,865

Media – 0.3%
1,350	Axel Springer SE	86,309
500	Charter Communications, Inc. Class A*	164,600
13,906	Comcast Corp. Class A	542,473
5,293	CyberAgent, Inc.	240,801
4,284	Discovery, Inc. Class A*(b)	131,604
5,035	Discovery, Inc. Class C*	140,628
3,884	Hakuhodo DY Holdings, Inc.	59,493
826	Liberty Global PLC Class A*	20,510
1,092	Liberty Global PLC Class C*	26,525
2,245	Liberty Media Corp.-Liberty SiriusXM Class A*	89,329
3,270	Liberty Media Corp.-Liberty SiriusXM Class C*	131,192
10,780	News Corp. Class A	139,924
857	Omnicom Group, Inc.	65,963
19,412	Pearson PLC	239,032
1,658	Publicis Groupe SA	98,483
2,760	RTL Group SA	165,204
10,443	Schibsted ASA Class B	349,677
1,717	Shaw Communications, Inc. Class B	32,320
25,317	Sirius XM Holdings, Inc.(b)	157,725
177	Telenet Group Holding NV	8,773
1,358	The Interpublic Group of Cos., Inc.	31,913
8,405	WPP PLC	92,779

		3,015,257

Metals & Mining – 0.3%
44,809	Alumina Ltd.	73,418
16,583	Anglo American PLC	334,060
5,810	Antofagasta PLC	59,622
11,926	ArcelorMittal	272,755

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Metals & Mining – (continued)
15,395	BHP Billiton Ltd.	$ 342,068
6,867	BHP Group PLC	132,226
20,845	BlueScope Steel Ltd.	172,382
6,023	Boliden AB	135,210
5,092	First Quantum Minerals Ltd.	46,756
17,087	Freeport-McMoRan, Inc.	204,019
47,507	Glencore PLC*	177,093
3,360	JFE Holdings, Inc.	59,188
13,594	Kobe Steel Ltd.	112,151
2,143	Maruichi Steel Tube Ltd.	63,646
3,317	Newcrest Mining Ltd.	50,326
6,071	Newmont Mining Corp.	196,336
1,551	Nippon Steel & Sumitomo Metal Corp.	28,419
20,493	Norsk Hydro ASA	96,839
497	Nucor Corp.	30,024
1,668	Rio Tinto Ltd.	89,833
5,791	Rio Tinto PLC	264,661
90,801	South32 Ltd.	205,188
3,260	Steel Dynamics, Inc.	114,752
1,620	Sumitomo Metal Mining Co. Ltd.	47,242
9,951	Teck Resources Ltd. Class B	201,544
808	voestalpine AG	26,938

		3,536,696

Mortgage Real Estate Investment Trusts (REITs) – 0.1%
12,649	AGNC Investment Corp.	223,887
36,005	Annaly Capital Management, Inc.	361,490

		585,377

Multi-Utilities – 0.2%
9,228	AGL Energy Ltd.	127,317
1,810	Ameren Corp.	124,202
1,539	Atco Ltd. Class I	47,062
1,900	Canadian Utilities Ltd. Class A	44,788
2,659	CenterPoint Energy, Inc.	74,479
1,835	CMS Energy Corp.	95,585
1,478	Consolidated Edison, Inc.	118,757
1,627	Dominion Energy, Inc.	121,211
1,347	DTE Energy Co.	161,290
6,277	E.ON SE	64,164
9,988	Engie SA	140,788
958	Innogy SE(a)	43,864
8,470	National Grid PLC	90,417
2,888	NiSource, Inc.	76,301
4,231	Public Service Enterprise Group, Inc.	236,513
3,044	RWE AG	66,003
2,039	SCANA Corp.	95,140
548	Sempra Energy	63,141
4,291	Veolia Environnement SA	91,436
1,799	WEC Energy Group, Inc.	130,391

		2,012,849

Multiline Retail – 0.6%
495	Canadian Tire Corp. Ltd. Class A	55,269

Shares	Description	Value
Common Stocks – (continued)
Multiline Retail – (continued)
6,603	Dollar General Corp.	$ 732,867
6,508	Dollar Tree, Inc.*	564,699
10,696	Dollarama, Inc.	282,726
771	Don Quijote Holdings Co. Ltd.	46,656
8,752	Isetan Mitsukoshi Holdings Ltd.	101,485
10,564	Kohl’s Corp.	709,584
22,939	Macy’s, Inc.	784,973
106,047	Marks & Spencer Group PLC	396,301
1,899	Marui Group Co. Ltd.	41,040
4,895	Next PLC	305,644
10,559	Nordstrom, Inc.	558,254
1,243	Ryohin Keikaku Co. Ltd.	335,578
1,758	Takashimaya Co. Ltd.	25,589
9,897	Target Corp.	702,291
13,492	Wesfarmers Ltd.	312,459

		5,955,415

Oil, Gas & Consumable Fuels – 1.2%
3,804	Aker BP ASA	108,348
1,747	Anadarko Petroleum Corp.	92,416
80,840	BP PLC	537,626
1,320	Cabot Oil & Gas Corp.	33,211
2,034	Caltex Australia Ltd.	41,044
12,734	Cameco Corp.	151,142
3,642	Canadian Natural Resources Ltd.	91,526
13,280	Cenovus Energy, Inc.	98,152
1,372	Cheniere Energy, Inc.*	83,857
8,172	Chevron Corp.	971,978
728	Concho Resources, Inc.*	94,887
4,987	ConocoPhillips	330,040
1,954	Continental Resources, Inc.*	89,337
2,107	Devon Energy Corp.	56,952
920	Diamondback Energy, Inc.	101,550
9,975	Enagas SA	274,478
1,173	Enbridge, Inc.	38,545
4,663	Encana Corp.	31,411
14,181	Eni SpA	228,815
2,545	EOG Resources, Inc.	262,924
9,379	Equinor ASA	219,702
16,229	Exxon Mobil Corp.	1,290,205
7,464	Galp Energia SGPS SA	122,858
1,483	Hess Corp.	79,919
7,889	HollyFrontier Corp.	492,826
15,776	Husky Energy, Inc.	195,916
3,366	Idemitsu Kosan Co. Ltd.	122,758
5,694	Imperial Oil Ltd.	169,579
5,115	Inpex Corp.	54,413
1,688	Inter Pipeline Ltd.	27,137
40,993	JXTG Holdings, Inc.	248,597
1,120	Keyera Corp.	24,530
4,733	Kinder Morgan, Inc.	80,792
3,377	Lundin Petroleum AB	89,064
5,736	Marathon Oil Corp.	95,734
10,350	Marathon Petroleum Corp.	674,406
1,356	Neste Oyj	106,159
2,104	Noble Energy, Inc.	49,949
4,591	Occidental Petroleum Corp.	322,610
14,231	Oil Search Ltd.	76,335
3,901	OMV AG	197,583

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
2,821	ONEOK, Inc.	$ 173,294
30,730	Origin Energy Ltd.*	146,283
1,103	Parsley Energy, Inc. Class A*	22,203
948	Pembina Pipeline Corp.	31,965
6,083	Phillips 66	568,882
764	Pioneer Natural Resources Co.	112,881
5,459	Repsol SA	94,039
20,791	Royal Dutch Shell PLC Class A	629,927
17,221	Royal Dutch Shell PLC Class B	527,362
45,112	Santos Ltd.	182,841
5,602	Showa Shell Sekiyu K.K.	86,931
12,459	Snam SpA	54,668
7,392	Suncor Energy, Inc.	238,342
574	Targa Resources Corp.	25,618
2,643	The Williams Cos., Inc.	66,921
9,884	TOTAL SA	549,746
1,223	TransCanada Corp.	50,120
6,172	Valero Energy Corp.	493,143
4,501	Woodside Petroleum Ltd.	102,590

		12,617,067

Paper & Forest Products – 0.0%
1,631	Mondi PLC	35,716
16,187	Oji Holdings Corp.	94,633
3,853	Stora Enso Oyj Class R	49,254
3,938	UPM-Kymmene Oyj	105,182
4,233	West Fraser Timber Co. Ltd.	220,945

		505,730

Personal Products – 0.4%
1,847	Beiersdorf AG	198,273
4,066	Kao Corp.	299,945
1,051	Kobayashi Pharmaceutical Co. Ltd.	73,251
2,297	Kose Corp.	343,621
2,636	L’Oreal SA	622,003
9,147	Pola Orbis Holdings, Inc.	258,595
7,074	Shiseido Co. Ltd.	450,648
5,017	The Estee Lauder Cos., Inc. Class A	715,725
7,907	Unilever NV	438,793
7,002	Unilever PLC	379,468

		3,780,322

Pharmaceuticals – 1.2%
3,240	Allergan PLC	507,384
24,384	Astellas Pharma, Inc.	375,752
5,001	AstraZeneca PLC	389,423
9,092	Aurora Cannabis, Inc.*	52,007
9,543	Bausch Health Cos, Inc.*	231,922
5,089	Bayer AG	373,434
8,570	Bristol-Myers Squibb Co.	458,152
1,032	Chugai Pharmaceutical Co. Ltd.	70,708
2,483	Daiichi Sankyo Co. Ltd.	91,317
856	Eisai Co. Ltd.	78,825
3,753	Eli Lilly & Co.	445,256
24,168	GlaxoSmithKline PLC	501,001

Shares	Description	Value
Common Stocks – (continued)
Pharmaceuticals – (continued)
1,706	H. Lundbeck A/S	$ 70,123
831	Hisamitsu Pharmaceutical Co., Inc.	53,175
2,171	Ipsen SA	279,795
939	Jazz Pharmaceuticals PLC*	141,977
13,567	Johnson & Johnson	1,992,992
6,427	Merck & Co., Inc.	509,918
1,729	Merck KGaA	191,397
2,215	Mitsubishi Tanabe Pharma Corp.	34,063
12,336	Mylan NV*	417,697
2,277	Nektar Therapeutics*	91,968
4,975	Novartis AG	454,225
8,319	Novo Nordisk A/S Class B	386,929
2,214	Ono Pharmaceutical Co. Ltd.	53,628
7,057	Orion Oyj Class B	236,205
1,073	Otsuka Holdings Co. Ltd.	52,447
4,716	Perrigo Co. PLC	293,712
31,938	Pfizer, Inc.	1,476,494
2,657	Recordati SpA	85,654
3,355	Roche Holding AG	870,904
4,312	Sanofi	390,927
680	Shionogi & Co. Ltd.	45,100
5,295	Sumitomo Dainippon Pharma Co. Ltd.	173,174
671	Taisho Pharmaceutical Holdings Co. Ltd.	77,737
1,931	Takeda Pharmaceutical Co. Ltd.	72,694
25,405	Teva Pharmaceutical Industries Ltd. ADR	547,224
2,965	UCB SA	249,873
545	Vifor Pharma AG	67,291
4,709	Zoetis, Inc.	442,034

		13,334,538

Professional Services – 0.3%
1,630	Adecco Group AG	80,860
2,147	Bureau Veritas SA	47,529
538	CoStar Group, Inc.*	198,732
13,809	Experian PLC	336,877
1,986	IHS Markit Ltd.*	105,993
997	Intertek Group PLC	59,880
1,780	ManpowerGroup, Inc.	144,500
5,355	Nielsen Holdings PLC	145,495
5,776	Persol Holdings Co. Ltd.	108,456
4,214	Randstad NV	205,807
12,727	Recruit Holdings Co. Ltd.	351,150
17,312	RELX PLC	360,932
8,235	Robert Half International, Inc.	509,170
5,722	SEEK Ltd.	77,642
130	SGS SA	308,402
802	Teleperformance	132,944
925	Thomson Reuters Corp.	46,736
2,034	Verisk Analytics, Inc.*	250,833
4,652	Wolters Kluwer NV	281,241

		3,753,179

Real Estate Management & Development – 0.3%
12,853	CapitaLand Ltd.	29,325
10,161	CBRE Group, Inc. Class A*	443,833

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Real Estate Management & Development – (continued)
6,747	City Developments Ltd.	$ 41,617
17,722	CK Asset Holdings Ltd.	128,005
502	Daito Trust Construction Co. Ltd.	65,654
7,041	Daiwa House Industry Co. Ltd.	222,402
2,557	Deutsche Wohnen SE	122,871
2,069	First Capital Realty, Inc.	30,740
17,600	Hang Lung Group Ltd.	48,883
6,226	Henderson Land Development Co. Ltd.	32,112
4,960	Hongkong Land Holdings Ltd.	32,365
4,221	Hulic Co. Ltd.	38,632
8,451	Hysan Development Co. Ltd.	40,498
3,782	Jones Lang LaSalle, Inc.	541,582
39,221	Kerry Properties Ltd.	135,190
4,527	LendLease Group	42,048
1,932	Mitsubishi Estate Co. Ltd.	31,012
1,397	Mitsui Fudosan Co. Ltd.	33,487
25,527	New World Development Co. Ltd.	34,487
1,460	Nomura Real Estate Holdings, Inc.	28,847
2,070	Sumitomo Realty & Development Co. Ltd.	76,838
3,935	Sun Hung Kai Properties Ltd.	56,256
12,798	Swire Pacific Ltd. Class A	141,911
12,673	Swire Properties Ltd.	44,256
670	Swiss Prime Site AG*	55,366
17,407	Tokyu Fudosan Holdings Corp.	97,777
8,776	UOL Group Ltd.	39,244
2,863	Vonovia SE	139,194
5,636	Wharf Real Estate Investment Co. Ltd.	33,992
15,294	Wheelock & Co. Ltd.	88,008

		2,896,432

Road & Rail – 0.3%
85	AMERCO	29,448
2,620	Canadian National Railway Co.	225,115
748	Canadian Pacific Railway Ltd.	158,202
1,242	Central Japan Railway Co.	255,744
2,895	CSX Corp.	210,264
1,578	DSV A/S	120,851
775	East Japan Railway Co.	70,506
1,598	Hankyu Hanshin Holdings, Inc.	54,322
726	J.B. Hunt Transport Services, Inc.	77,217
715	Kansas City Southern	73,681
901	Keio Corp.	49,910
1,742	Keisei Electric Railway Co. Ltd.	56,523
1,884	Kintetsu Group Holdings Co. Ltd.	78,606
1,392	Knight-Swift Transportation Holdings, Inc.	48,247
1,923	Kyushu Railway Co.	63,636

Shares	Description	Value
Common Stocks – (continued)
Road & Rail – (continued)
12,338	MTR Corp. Ltd.	$ 64,129
2,714	Nagoya Railroad Co. Ltd.	68,060
1,088	Norfolk Southern Corp.	185,765
2,507	Odakyu Electric Railway Co. Ltd.	56,255
809	Old Dominion Freight Line, Inc.	110,615
1,623	Tobu Railway Co. Ltd.	46,544
5,634	Tokyu Corp.	98,187
2,775	Union Pacific Corp.	426,740
1,689	West Japan Railway Co.	117,893

		2,746,460

Semiconductors & Semiconductor Equipment – 0.6%
20,696	Advanced Micro Devices, Inc.*	440,825
1,008	Analog Devices, Inc.	92,655
6,569	Applied Materials, Inc.	244,892
7,149	ASM Pacific Technology Ltd.	73,380
1,374	ASML Holding NV	234,855
1,268	Broadcom, Inc.	301,036
266	Disco Corp.	38,926
1,611	Infineon Technologies AG	34,032
28,070	Intel Corp.	1,384,132
1,426	KLA-Tencor Corp.	140,547
1,694	Lam Research Corp.	265,890
5,355	Marvell Technology Group Ltd.	86,269
1,545	Maxim Integrated Products, Inc.	86,396
533	Microchip Technology, Inc.	39,975
16,383	Micron Technology, Inc.*	631,728
3,985	NVIDIA Corp.	651,269
2,957	NXP Semiconductors NV	246,525
11,810	ON Semiconductor Corp.*	226,516
892	Qorvo, Inc.*	58,703
2,090	QUALCOMM, Inc.	121,763
430	Rohm Co. Ltd.	30,136
2,241	Skyworks Solutions, Inc.	163,078
5,879	STMicroelectronics NV	87,079
2,460	Sumco Corp.	37,974
8,023	Texas Instruments, Inc.	801,097
374	Tokyo Electron Ltd.	52,797
488	Xilinx, Inc.	45,130

		6,617,605

Software – 1.4%
3,102	Adobe, Inc.*	778,261
1,080	ANSYS, Inc.*	174,982
2,565	Autodesk, Inc.*	370,642
10,941	Cadence Design Systems, Inc.*	492,783
1,639	CDK Global, Inc.	82,606
457	Check Point Software Technologies Ltd.*	51,097
4,874	Citrix Systems, Inc.*	531,120
756	Constellation Software, Inc.	518,511
1,360	Dassault Systemes SE	163,520
7,591	Dell Technologies, Inc. Class V*	800,699
6,008	Fortinet, Inc.*	443,631

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Software – (continued)
4,336	Intuit, Inc.	$ 930,202
3,265	Micro Focus International PLC	64,120
43,208	Microsoft Corp.	4,791,335
492	Nice Ltd.*	57,070
14,947	Oracle Corp.	738,762
2,687	Red Hat, Inc.*	479,791
3,626	salesforce.com, Inc.*	517,648
2,323	SAP SE	240,608
2,319	ServiceNow, Inc.*	429,641
3,524	Splunk, Inc.*	393,736
2,163	SS&C Technologies Holdings, Inc.	104,148
18,422	Symantec Corp.	407,310
2,098	Synopsys, Inc.*	192,890
1,272	Temenos AG*	158,151
26,176	The Sage Group PLC	194,716
712	Trend Micro, Inc.	40,911
1,096	VMware, Inc. Class A*	183,405
712	Workday, Inc. Class A*	116,768

		14,449,064

Specialty Retail – 1.0%
954	ABC-Mart, Inc.	53,683
3,591	Advance Auto Parts, Inc.	638,157
795	AutoZone, Inc.*	643,211
11,904	Best Buy Co., Inc.	768,879
555	CarMax, Inc.*	36,669
1,614	Dufry AG*	171,786
758	Fast Retailing Co. Ltd.	395,158
27,862	Hennes & Mauritz AB Class B	513,492
1,336	Hikari Tsushin, Inc.	213,430
11,436	Industria de Diseno Textil SA	351,484
18,754	Kingfisher PLC	59,735
14,937	L Brands, Inc.	494,564
7,869	Lowe’s Cos., Inc.	742,598
1,181	Nitori Holdings Co. Ltd.	158,365
1,601	O’Reilly Automotive, Inc.*	555,195
7,195	Ross Stores, Inc.	630,282
832	Shimamura Co. Ltd.	70,815
15,850	The Gap, Inc.	432,546
8,104	The Home Depot, Inc.	1,461,313
16,556	The TJX Cos., Inc.	808,761
2,354	Tiffany & Co.	214,214
6,239	Tractor Supply Co.	593,516
1,847	Ulta Salon, Cosmetics & Fragrance, Inc.*	550,018
2,167	USS Co. Ltd.	38,479
26,353	Yamada Denki Co. Ltd.	127,481

		10,723,831

Technology Hardware, Storage & Peripherals – 0.7%
30,413	Apple, Inc.	5,431,154
2,837	Brother Industries Ltd.	47,473
4,852	Canon, Inc.	137,690
3,575	FUJIFILM Holdings Corp.	142,282
4,910	Hewlett Packard Enterprise Co.	73,650
16,410	HP, Inc.	377,430
7,226	Konica Minolta, Inc.	65,233

Shares	Description	Value
Common Stocks – (continued)
Technology Hardware, Storage & Peripherals – (continued)
2,902	NetApp, Inc.	$ 194,057
3,306	Ricoh Co. Ltd.	32,179
4,839	Seagate Technology PLC	208,512
6,644	Western Digital Corp.	301,571
1,624	Xerox Corp.	43,718

		7,054,949

Textiles, Apparel & Luxury Goods – 0.7%
1,675	adidas AG	370,957
12,842	Asics Corp.	185,660
20,891	Burberry Group PLC	473,275
1,493	Cie Financiere Richemont SA	97,016
914	Hermes International	494,852
4,713	HUGO BOSS AG	326,580
504	Kering SA	219,382
4,828	Lululemon Athletica, Inc.*	639,951
3,955	Luxottica Group SpA	231,124
1,767	LVMH Moet Hennessy Louis Vuitton SE	505,781
8,972	Michael Kors Holdings Ltd.*	392,525
9,188	Moncler SpA	300,951
11,483	NIKE, Inc. Class B	862,603
1,435	Pandora A/S	77,514
559	Puma SE	280,350
2,280	PVH Corp.	251,963
3,544	Ralph Lauren Corp.	394,802
7,840	Tapestry, Inc.	305,211
1,137	The Swatch Group AG	160,194
16,368	Under Armour, Inc. Class A*	390,868
17,466	Under Armour, Inc. Class C*	390,016
7,949	VF Corp.	646,174

		7,997,749

Thrifts & Mortgage Finance – 0.0%
6,974	New York Community Bancorp, Inc.	74,134

Tobacco – 0.1%
4,180	Altria Group, Inc.	229,189
5,139	British American Tobacco PLC	179,926
7,683	Imperial Brands PLC	236,822
2,193	Japan Tobacco, Inc.	54,540
6,357	Philip Morris International, Inc.	550,071
6,370	Swedish Match AB	248,956

		1,499,504

Trading Companies & Distributors – 0.3%
1,527	AerCap Holdings NV*	80,733
2,675	Ashtead Group PLC	60,316
1,171	Brenntag AG	54,315
1,428	Bunzl PLC	44,111
9,033	Fastenal Co.	535,296
3,916	Ferguson PLC	251,582
8,606	HD Supply Holdings, Inc.*	343,379
12,972	Itochu Corp.	230,898
24,929	Marubeni Corp.	186,290
12,804	Mitsubishi Corp.	346,046
10,970	Mitsui & Co. Ltd.	171,903
16,778	Rexel SA	201,540

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Trading Companies & Distributors – (continued)
13,514	Sumitomo Corp.	$ 207,917
3,740	Toyota Tsusho Corp.	129,302
616	United Rentals, Inc.*	72,152
1,954	W.W. Grainger, Inc.	613,634

3,529,414

Transportation Infrastructure – 0.0%
238	Aena SME SA(a)	37,863
538	Aeroports de Paris	104,659
393	Fraport AG Frankfurt Airport Services Worldwide	29,018
3,702	Getlink SE	48,117
715	Japan Airport Terminal Co. Ltd.	27,856
4,911	Kamigumi Co. Ltd.	110,579
5,686	Transurban Group	47,442

405,534

Water Utilities – 0.0%
1,790	American Water Works Co., Inc.	170,784
1,671	Severn Trent PLC	39,093
4,329	United Utilities Group PLC	42,101

251,978

Wireless Telecommunication Services – 0.1%
5,630	KDDI Corp.	132,286
600	Millicom International Cellular SA SDR	35,441
9,425	NTT DOCOMO, Inc.	218,656
1,258	Rogers Communications, Inc. Class B	67,102
578	SoftBank Group Corp.	48,794
5,194	Sprint Corp.*	32,618
4,117	T-Mobile US, Inc.*	281,809
4,670	Tele2 AB Class B	58,490
133,091	Vodafone Group PLC	287,562

1,162,758

TOTAL COMMON STOCKS (Cost $281,728,976)		$ 292,049,277

Shares	Rate	Value
Preferred Stocks – 0.0%
Auto Components – 0.0%
Schaeffler AG
3,344	7.740%	$ 28,936

Automobiles – 0.0%
Bayerische Motoren Werke AG
440	6.170	32,087
Porsche Automobil Holding SE
969	3.140	62,272
Volkswagen AG
366	2.690	62,120

		156,479

Shares	Rate	Value
Preferred Stocks – (continued)
Chemicals – 0.0%
FUCHS PETROLUB SE
3,146	2.580%	$ 130,440
Health Care Equipment & Supplies – 0.0%
Sartorius AG
348	0.450	44,393

TOTAL PREFERRED STOCKS (Cost $454,134)		$ 360,248

Principal Amount	Description	Value
Exchange Traded Funds – 58.3%
$ 943,269	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(c)	$ 29,448,858
3,214,167	iShares Core MSCI Emerging Markets ETF	159,004,841
2,148	iShares MSCI Canada ETF	57,223
2,103,130	iShares MSCI EAFE ETF	132,013,470
1,251,216	iShares MSCI EAFE Small-Cap ETF	70,355,876
908,790	Vanguard S&P 500 ETF	230,360,089

TOTAL EXCHANGE TRADED FUNDS (Cost $596,580,174)		$ 621,240,357

Shares	Dividend Rate	Value
Investment Company(c) – 7.9%
Goldman Sachs Financial Square Government Fund - Institutional Shares
83,924,331	2.131%	$ 83,924,331
(Cost $83,924,331)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $962,687,615)		$ 997,574,213

Securities Lending Reinvestment Vehicle(c) – 0.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
299,410	2.131%	$ 299,410
(Cost $299,410)

TOTAL INVESTMENTS – 93.6% (Cost $962,987,025)		$ 997,873,623

OTHER ASSETS IN EXCESS OF LIABILITIES – 6.4%		68,370,268

NET ASSETS – 100.0%		$1,066,243,891

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $1,627,803, which represents approximately 0.2% of the Fund’s net assets as of November 30, 2018. The liquidity determination is unaudited.

(b)	All or a portion of security is on loan.

(c)	Represents affiliated funds.

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar

Investment Abbreviations:
ADR	— American Depositary Receipt
BP	— British Pound Offered Rate
ETF	— Exchange Traded Fund
PLC	— Public Limited Company
SDR	— Special Drawing Rights

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At November 30, 2018, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	AUD	1,530,000	USD	1,081,031	12/19/18	$37,623
	CHF	610,000	USD	611,805	12/19/18	150
	HKD	5,070,000	USD	647,391	12/19/18	988
	NZD	70,000	USD	45,713	12/19/18	2,420
	SEK	4,425,000	USD	486,130	12/19/18	936
	SGD	210,000	USD	152,044	12/19/18	1,078
	USD	5,262,259	CAD	6,930,000	12/19/18	43,520
	USD	14,145,872	CHF	13,630,000	12/19/18	472,205
	USD	2,971,170	DKK	18,900,000	12/19/18	98,368
	USD	55,391,469	EUR	47,300,000	12/19/18	1,738,591
	USD	29,344,685	GBP	22,530,000	12/19/18	601,536
	USD	504,881	ILS	1,800,000	12/19/18	20,157
	USD	40,569,178	JPY	4,493,000,000	12/19/18	910,775
	USD	1,247,491	NOK	10,450,000	12/19/18	30,483
	USD	4,577,824	SEK	41,175,000	12/19/18	45,629

TOTAL						$4,004,459

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	DKK	2,530,000	USD	387,717	12/19/18	$(3,157)
	EUR	4,660,000	USD	5,326,812	12/19/18	(40,925)
	GBP	1,670,000	USD	2,143,034	12/19/18	(12,494)
	ILS	200,000	USD	54,233	12/19/18	(375)
	JPY	315,000,000	USD	2,813,685	12/19/18	(33,271)
	NOK	500,000	USD	59,739	12/19/18	(1,509)
	USD	11,544,556	AUD	16,050,000	12/19/18	(190,347)
	USD	5,590,834	HKD	43,810,000	12/19/18	(11,832)
	USD	368,830	NZD	560,000	12/19/18	(16,235)
	USD	2,111,649	SGD	2,900,000	12/19/18	(2,885)

TOTAL						$(313,030)

FUTURES CONTRACTS — At November 30, 2018, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-mini Russell 2000 Index	1,387	12/21/18	$106,424,510	$(12,770,444)
S&P Toronto Stock Exchange 60 Index	164	12/20/18	22,531,562	(827,014)

TOTAL FUTURES CONTRACTS				$(13,597,458)

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED OPTIONS CONTRACTS — At November 30, 2018, the Fund had the following purchased options:

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Eurodollar Futures	96.00 USD	12/17/2018	3,549	$8,872,500	$10,669,181	$12,110,521	$(1,441,340)
Eurodollar Futures	96.50 USD	12/17/2018	381	952,500	669,131	805,934	(136,803)
Eurodollar Futures	97.25 USD	12/17/2018	448	1,120,000	11,200	857,947	(846,747)
Eurodollar Futures	98.00 USD	12/17/2018	104	260,000	650	130,240	(129,590)
Eurodollar Futures	98.13 USD	12/17/2018	120	300,000	750	266,792	(266,042)
Eurodollar Futures	99.00 USD	12/17/2018	3,240	8,100,000	20,250	250,484	(230,234)
Eurodollar Futures	96.00 USD	03/18/2019	400	1,000,000	1,155,000	1,175,928	(20,928)
Eurodollar Futures	96.50 USD	03/18/2019	434	1,085,000	710,675	777,382	(66,707)
Eurodollar Futures	97.13 USD	03/18/2019	917	2,292,500	183,400	1,940,158	(1,756,758)
Eurodollar Futures	97.88 USD	03/18/2019	99	247,500	619	143,779	(143,160)
Eurodollar Futures	98.00 USD	03/18/2019	141	352,500	881	296,584	(295,703)
Eurodollar Futures	99.00 USD	03/18/2019	5,264	13,160,000	32,900	372,335	(339,435)
Eurodollar Futures	96.88 USD	06/17/2019	1,498	3,745,000	889,437	2,509,057	(1,619,620)
Eurodollar Futures	97.75 USD	06/17/2019	166	415,000	2,075	357,871	(355,796)
Eurodollar Futures	99.00 USD	06/17/2019	2,194	5,485,000	13,713	180,981	(167,268)
Eurodollar Futures	96.75 USD	09/16/2019	1,418	3,545,000	1,143,262	2,826,346	(1,683,084)
Eurodollar Futures	97.75 USD	09/16/2019	337	842,500	12,638	211,404	(198,766)
Eurodollar Futures	96.50 USD	12/16/2019	840	2,100,000	1,065,750	1,544,397	(478,647)
Eurodollar Futures	96.00 USD	03/16/2020	868	2,170,000	2,142,875	2,164,401	(21,526)
Eurodollar Futures	97.00 USD	06/15/2020	2,523	6,307,500	1,892,250	1,887,631	4,619
Eurodollar Futures	97.00 USD	09/14/2020	2,029	5,072,500	1,775,375	1,681,559	93,816
Eurodollar Futures	96.75 USD	12/14/2020	748	1,870,000	953,700	880,635	73,065

			27,718		$23,345,713	$33,372,366	$(10,026,654)

Puts
Eurodollar Futures	100.00 USD	03/16/2020	3,202	8,005,000	24,135,075	20,360,870	3,774,205

TOTAL			30,920		$47,480,788	$53,733,236	$(6,252,449)

Abbreviations:
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

Investment and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share of the Institutional Share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, the Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivative contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments.

iii. Options — When the Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by the Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of November 30, 2018:

GLOBAL MANAGED BETA

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$251,802	$—
Asia	739,873	34,540,826	—
Australia and Oceania	115,476	7,705,267	—
Europe	6,125,515	58,690,972	—
North America	183,546,614	488,899	—
South America	144,659	59,622	—
Exchange Traded Funds	621,240,357	—	—
Investment Company	83,924,331	—	—
Securities Lending Reinvestment Vehicle	299,410	—	—
Total	$896,136,235	$101,737,388	$—

Derivative Type
Assets
Forward Foreign Currency Exchange Contracts(b)	$—	$4,004,459	$—
Options Purchased	47,480,788	—	—
Total	$47,480,788	$4,004,459	$—
Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(313,030)	$—
Futures Contracts	(13,597,458)	—	—
Total	$(13,597,458)	$(313,030)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedule of Investments.

Securities Lending — The Global Managed Beta Fund may lend its securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Fund’s securities lending procedures, the Fund receives cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at its last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Fund or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statement of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Fund invests the cash collateral received in connection with securities lending transactions in the Government Money Market Fund, an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% (prior to February 21, 2018, GSAM may have received a management fee of up to 0.205%) on an annualized basis of the average daily net assets of the Government Money Market Fund.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Fund by paying the Fund an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Fund’s loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.

The Fund’s risks include, but are not limited to, the following:

Derivatives Risk — The Fund’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If the Fund invests in foreign securities may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), the Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Schedule of Investments

November 30, 2018 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 97.7%
Equity – 97.7%
20,847,540	Goldman Sachs US Equity Dividend and Premium Fund	$275,812,958
19,512,460	Goldman Sachs International Equity Dividend and Premium Fund	132,684,727
6,634,275	Goldman Sachs Tactical Tilt Overlay Fund	64,816,869
1,743,418	Goldman Sachs Small Cap Equity Insights Fund	46,444,665
3,454,470	Goldman Sachs Emerging Markets Equity Insights Fund	32,092,025
1,949,829	Goldman Sachs International Small Cap Insights Fund	21,565,110
1,491,296	Goldman Sachs Global Infrastructure Fund	15,360,346
1,473,029	Goldman Sachs Global Real Estate Securities Fund	15,348,962
2,146,915	Goldman Sachs MLP Energy Infrastructure Fund	14,062,294

TOTAL INVESTMENTS – 97.7% (Cost $517,901,321)		$618,187,956

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.3%		14,438,900

NET ASSETS – 100.0%		$632,626,856

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

Currency Abbreviations:
AUD	— Australian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At November 30, 2018, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Morgan Stanley Co., Inc.	USD	7,124,075	CHF	6,870,844	12/19/2018	$235,023
	USD	27,478,180	EUR	23,464,225	12/19/2018	875,110
	USD	15,186,057	GBP	11,659,415	12/19/2018	315,736
	USD	21,208,293	JPY	2,350,272,100	12/19/2018	473,323

TOTAL						$1,899,192

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Morgan Stanley Co., Inc.	USD	5,833,390	AUD	8,109,962	12/19/2018	$(95,757)

FUTURES CONTRACTS — At November 30, 2018, the Portfolio had the following futures contracts:

Description	Number of Contracts		Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index		47		12/21/2018	$6,482,005	$(324,267)

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Schedule of Investments

November 30, 2018 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 98.9%
Equity – 98.9%
59,210,046	Goldman Sachs US Tax-Managed Equity Fund	$1,374,265,168
57,764,966	Goldman Sachs International Tax-Managed Equity Fund	552,810,726
29,048,920	Goldman Sachs Tactical Tilt Overlay Fund	283,807,946
15,178,686	Goldman Sachs Emerging Markets Equity Insights Fund	141,009,997
8,632,074	Goldman Sachs International Small Cap Insights Fund	95,470,736
6,456,142	Goldman Sachs Global Real Estate Securities Fund	67,273,004
6,530,339	Goldman Sachs Global Infrastructure Fund	67,262,490
9,304,882	Goldman Sachs MLP Energy Infrastructure Fund	60,946,975

TOTAL INVESTMENTS – 98.9% (Cost $2,037,639,851)		$2,642,847,042

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%		28,860,888

NET ASSETS – 100.0%		$2,671,707,930

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

Currency Abbreviations:
AUD	— Australian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At November 30, 2018, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Morgan Stanley Co., Inc.	USD	29,852,613	CHF	28,802,984	12/19/2018	$973,303
	USD	116,181,648	EUR	99,223,958	12/19/2018	3,684,351
	USD	62,856,310	GBP	48,251,169	12/19/2018	1,317,170
	USD	88,955,394	JPY	9,867,154,282	12/19/2018	1,903,708

TOTAL						$7,878,532

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Morgan Stanley Co., Inc.	USD	23,257,983	AUD	32,334,774	12/19/2018	$(381,786)

FUTURES CONTRACTS — At November 30, 2018, the Portfolio had the following futures contracts:

Description	Number of Contracts		Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index		195		12/21/2018	$26,893,425	$(1,345,364)

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The valuation policy of the Portfolios and Underlying Funds is to value investments at fair value.

Investments and Fair Value Measurements — Accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Portfolios’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1— Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”)’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Portfolios’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Portfolios, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolios’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

(if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds — Investments in the Underlying Funds are valued at the net asset value (“NAV”) per share of the Institutional Share class of each Underlying Fund on the day of valuation. Because each Portfolio invests primarily in other mutual funds that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Portfolio enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Portfolio agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Portfolio deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Portfolios and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivative contracts. Non-cash collateral pledged by the Portfolios, if any, is noted in the Schedules of Investments.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Portfolio’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Portfolio’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Portfolios’ investments and derivatives classified in the fair value hierarchy as of November 30, 2018:

ENHANCED DIVIDEND GLOBAL EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Underlying Equity Funds	$618,187,956	$—	$—

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$1,899,192	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(95,757)	$—
Futures Contracts	(324,267)	—	—
Total	$(324,267)	$(95,757)	$—

TAX-ADVANTAGED GLOBAL EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Underlying Equity Funds	$2,642,847,042	$—	$—

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$7,878,532	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(381,786)	$—
Futures Contracts	(1,345,364)	—	—
Total	$(1,345,364)	$(381,786)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

The Portfolios’ and Underlying Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Portfolios’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Portfolios. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Energy Sector Risk — The Underlying MLP Fund concentrates its investments in the energy sector, and will therefore be susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting that sector. The energy sector has historically experienced substantial price volatility. MLPs and other companies operating in the energy sector are subject to specific risks, including, among others: fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Portfolio or an Underlying Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

of securities denominated in such foreign currency (or other instruments through which a Portfolio or an Underlying Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Portfolio or an Underlying Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Investments in the Underlying Funds — The Portfolios invest primarily in a combination of Underlying Funds, and are subject to the risk factors associated with the investments of those Underlying Funds in direct proportion to the amount of assets allocated to each. As of November 30, 2018, the Enhanced Dividend Global Equity Portfolio invested 43.6% and 21.0% of its net assets in the Goldman Sachs U.S. Equity Dividend and Premium Fund (the “U.S. Equity Dividend and Premium Fund”) and the Goldman Sachs International Equity Dividend and Premium Fund (the “International Equity Dividend and Premium Fund”), respectively. Because of the high concentration of its assets in these Underlying Funds, the Enhanced Dividend Global Equity Portfolio has greater exposure to the risks associated with these Underlying Funds than it does to the risks associated with the other Underlying Funds in which it invests. The U.S. Equity Dividend and Premium Fund invests primarily in dividend paying equity investments in large-capitalization U.S. equity issuers, with public stock market capitalizations within the range of the market capitalization of the S&P 500® at the time of investment. This Underlying Fund expects that, under normal circumstances, it will write (sell) call options on the S&P 500® Index or related exchange-traded funds in an amount that is between 20% and 75% of the value of its portfolio. The International Equity Dividend and Premium Fund invests primarily in dividend-paying equity investments in companies that are organized outside the U.S. or whose securities are principally traded outside the U.S. with public stock market capitalizations within the range of capitalization of the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (“MSCI EAFE Index”) at the time of investment. This Underlying Fund expects that, under normal circumstances, it will write (sell) call options on the MSCI EAFE Index, other national or regional stock market indices or related exchange-traded funds in an amount that is between 20% and 75% of the value of its portfolio.

As of November 30, 2018, the Tax-Advantaged Global Equity Portfolio invested 51.4% and 20.7% of its net assets in the Goldman Sachs U.S. Tax-Managed Equity Fund (the “U.S. Tax-Managed Equity Fund”) and the Goldman Sachs International Tax-Managed Equity Fund (the “International Tax-Managed Equity Fund”), respectively. Because of the high concentration of its assets in these Underlying Funds, the Tax-Advantaged Global Equity Portfolio has greater exposure to the risks associated with these Underlying Funds than it does to the risks associated with the other Underlying Funds in which it invests. The U.S. Tax-Managed Equity Fund invests in a broadly diversified portfolio of equity investments in U.S. issuers, including foreign issuers that are traded in the U.S. This Underlying Fund will seek to maintain risk, style, capitalization and industry characteristics similar to the Russell 3000 Index. The International Tax-Managed Equity Fund invests primarily in international equity securities. This Underlying Fund will seek to maintain risk, style, capitalization and industry characteristics similar to the MSCI EAFE Index. The investment adviser may seek tax-efficiency by offsetting gains and losses, limiting portfolio turnover or selling high tax basis securities for both Underlying Funds.

The Portfolios do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Portfolios within their principal investment strategies may represent a significant portion of an Underlying Fund’s net assets.

Large Shareholder Transactions Risk — A Portfolio or an Underlying Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Portfolio or an Underlying Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Portfolio or an Underlying Fund. Such large shareholder redemptions may cause a Portfolio or an Underlying Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Portfolio’s or an Underlying Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Portfolio’s or an Underlying Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s or the Underlying Fund’s expense ratio. Similarly, large Portfolio or Underlying Fund share purchases may adversely affect a Portfolio’s or an Underlying Fund’s performance to the extent that the Portfolio or the Underlying Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Liquidity Risk — An Underlying Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Portfolio may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Portfolios’ investments in securities of issuers located in emerging market countries.

Market and Credit Risks — In the normal course of business, a Portfolio or an Underlying Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Portfolio and/or an Underlying Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio and the Underlying Fund have unsettled or open transactions defaults.

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Schedule of Investments

November 30, 2018 (Unaudited)

Shares	Description	Value
Exchange Traded Fund – 31.0%
2,243,895	SPDR S&P 500 ETF Trust
(Cost $604,002,926)		$ 618,529,657

Shares	Dividend Rate	Value
Investment Company(a) – 54.7%
Goldman Sachs Financial Square Government Fund - Institutional Shares
1,091,638,638	2.131%	$1,091,638,638
(Cost $1,091,638,638)

TOTAL INVESTMENTS — 85.7% (Cost $1,695,641,564)		$1,710,168,295

OTHER ASSETS IN EXCESS OF LIABILITIES — 14.3%		285,966,442

NET ASSETS — 100.0%		$1,996,134,737

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated fund.

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NZD	— New Zealand Dollar
USD	— U.S. Dollar

Investment Abbreviations:
ETF	— Exchange Traded Fund
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At November 30, 2018, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	AUD	110,500,000	USD	80,680,481	12/27/18	$122,752
	CAD	14,260,000	USD	10,733,378	12/27/18	8,309
	EUR	11,110,000	USD	12,603,540	12/27/18	10,602
	JPY	1,332,260,000	USD	11,753,259	12/27/18	17,834
	NZD	217,650,000	USD	149,516,806	12/27/18	162,426
	USD	76,817,183	GBP	60,140,000	12/27/18	46,398

TOTAL						$368,321

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	CHF	10,890,000	USD	10,980,370	12/27/18	$(43,460)
	EUR	9,550,000	USD	10,916,662	12/27/18	(73,724)
	GBP	8,520,000	USD	10,924,700	12/27/18	(48,626)
	USD	145,904,417	AUD	200,780,000	12/27/18	(916,154)
	USD	10,730,074	CAD	14,260,000	12/27/18	(11,613)
	USD	10,917,182	CHF	10,890,000	12/27/18	(19,728)
	USD	149,123,986	NZD	217,650,000	12/27/18	(555,247)

TOTAL						$(1,668,552)

FUTURES CONTRACTS — At November 30, 2018, the Portfolio had the following futures contracts:

Type	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Ultra Long U.S. Treasury Bonds	4,059	03/20/19	$618,616,969	$(382,321)

WRITTEN OPTIONS CONTRACTS — At November 30, 2018, the Portfolio had the following written options:

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Written option contracts:
Puts
S&P 500 Index	2,630.00 USD	12/21/2018	(1,636)	$(163,600)	$(2,151,340)	$(2,767,075)	$615,735
S&P 500 Index	2,495.00 USD	01/18/2019	(1,683)	(168,300)	(1,960,695)	(4,972,866)	3,012,171
S&P 500 Index	2,590.00 USD	01/18/2019	(3,105)	(310,500)	(6,660,225)	(7,247,333)	587,108

TOTAL			(6,424)		$(10,772,260)	$(14,987,274)	$4,215,014

Abbreviation:
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Portfolio’s valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Portfolio’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Portfolio, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolio’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share of the Institutional Share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Portfolio invests in Underlying Funds that fluctuate in value, the Portfolio’s shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Portfolio enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price on short positions on the exchange where they are principally traded. Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which the Portfolio agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, the Portfolio deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Portfolio and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by the Portfolio, if any, is noted in the Schedule of Investments.

iii. Options — When the Portfolio writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by the Portfolio, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Portfolio’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Portfolio’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Portfolio’s investments and derivatives classified in the fair value hierarchy as of November 30, 2018:

STRATEGIC FACTOR ALLOCATION

Investment Type	Level 1	Level 2	Level 3
Assets
Exchange Traded Fund	$618,529,657	$—	$—
Investment Company	1,091,638,638	—	—
Total	$1,710,168,295	$—	$—

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

STRATEGIC FACTOR ALLOCATION (continued)

Derivative Type	Level 1	Level 2	Level 3
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$368,321	$—
Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(1,668,552)	$—
Futures Contracts(a)	(382,321)	—	—
Written option contracts	(10,772,260)	—	—
Total	$(11,154,581)	$(1,668,552)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedule of Investments.

The Portfolio’s risks include, but are not limited to, the following:

Derivatives Risk — The Portfolio’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Portfolio. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Portfolio invests. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Portfolio has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Foreign Custody Risk — If the Portfolio invests in foreign securities, the Portfolio may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Portfolio’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on the Portfolio’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Geographic Risk — If the Portfolio focuses its investments in securities of issuers located in a particular country or geographic region, the Portfolio may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Portfolio will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and the Portfolio’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Portfolio.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), the Portfolio will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Portfolio. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — The Portfolio may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Portfolio in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Portfolio. Such large shareholder redemptions may cause the Portfolio to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s expense ratio. Similarly, large Portfolio share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Market and Credit Risks — In the normal course of business, the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.

Non-Diversification Risk — The Portfolio is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Portfolio may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

GOLDMAN SACHS TACTICAL EXPOSURE FUND

Schedule of Investments

November 30, 2018 (Unaudited)

Shares	Description	Value
Exchange Traded Fund – 8.7%
101,242	Vanguard S&P 500 ETF	$ 25,662,822

TOTAL EXCHANGE TRADED FUNDS (Cost $26,583,974)		$ 25,662,822

Shares	Dividend Rate	Value
Investment Companies(a) – 84.9%
Goldman Sachs Financial Square Government Fund - Institutional Shares
128,074,683	2.131%	$128,074,683
Goldman Sachs Short-Term Conservative Income Fund - Class R6
12,126,253	2.626	121,505,051

TOTAL INVESTMENT COMPANIES (Cost $249,700,735)		$249,579,734

TOTAL INVESTMENTS – 93.6% (Cost $276,284,709)		$275,242,556

OTHER ASSETS IN EXCESS OF LIABILITIES – 6.4%		18,800,325

NET ASSETS – 100.0%		$294,042,881

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated fund.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
EUR	— Euro
IDR	— Indonesian Rupiah
INR	— Indian Rupee
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
PHP	— Philippine Peso
THB	— Thai Baht
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
ETF	— Exchange Traded Fund
EURO	— Euro Offered Rate
LIBOR	— London Interbank Offered Rate
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TACTICAL EXPOSURE FUND

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At November 30, 2018, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	AUD	12,380,000	USD	9,003,825	12/19/18	$47,770
	CHF	250,000	USD	249,216	12/19/18	1,585
	CLP	6,575,000,000	USD	9,703,861	12/19/18	86,539
	IDR	146,430,000,000	USD	9,447,048	12/19/18	749,842
	INR	674,000,000	USD	9,324,203	12/19/18	322,794
	KRW	730,000,000	USD	647,366	12/19/18	4,777
	PHP	474,500,000	USD	9,007,213	12/19/18	25,533
	TWD	7,200,000	USD	233,327	12/19/18	375
	USD	9,084,160	BRL	34,620,000	12/04/18	133,931
	USD	8,963,156	CAD	11,820,000	12/19/18	61,929
	USD	10,006,669	CHF	9,650,000	12/19/18	325,754
	USD	45,147	CNY	310,000	12/19/18	568
	USD	9,217,363	COP	28,666,000,000	12/19/18	363,677
	USD	22,308,826	EUR	19,050,000	12/19/18	700,215
	USD	19,048,817	KRW	21,200,000,000	12/19/18	109,879
	USD	190,887	MXN	3,625,000	12/19/18	13,316
	USD	6,939,679	NOK	57,150,000	12/19/18	283,985
	USD	22,680,689	TWD	692,700,000	12/19/18	196,618
	ZAR	88,550,000	USD	6,226,488	12/19/18	148,136

TOTAL						$3,577,223

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	BRL	34,620,000	USD	9,348,419	12/04/18	$(398,189)
	BRL	33,880,000	USD	8,873,059	01/03/19	(127,079)
	CHF	390,000	USD	396,176	12/19/18	(4,926)
	CNY	67,150,000	USD	9,774,682	12/19/18	(118,110)
	COP	28,666,000,000	USD	9,229,204	12/19/18	(375,518)
	EUR	13,780,000	USD	16,057,414	12/19/18	(426,617)
	KRW	10,620,000,000	USD	9,502,505	12/19/18	(15,170)
	MXN	185,375,000	USD	9,611,887	12/19/18	(531,269)
	NOK	133,100,000	USD	15,880,620	12/19/18	(379,784)
	TWD	317,100,000	USD	10,323,485	12/19/18	(30,863)
	USD	9,638,914	CLP	6,575,000,000	12/19/18	(151,488)
	USD	9,604,828	CNY	66,840,000	12/19/18	(7,164)
	USD	963,036	IDR	14,310,000,000	12/19/18	(33,464)
	USD	9,274,166	INR	674,000,000	12/19/18	(372,831)
	USD	256,967	KRW	290,000,000	12/19/18	(2,103)
	USD	8,927,651	THB	294,300,000	12/19/18	(27,419)
	USD	215,745	ZAR	3,080,000	12/19/18	(5,981)

TOTAL						$(3,007,975)

GOLDMAN SACHS TACTICAL EXPOSURE FUND

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At November 30, 2018, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Australian 10 Year Government Bonds	155	12/17/18	$14,707,419	$80,347
Brent Crude	923	12/28/18	54,881,580	(2,924,515)
Crude Oil	947	04/22/19	48,770,500	(6,052,154)
FTSE China A50 Index	689	12/28/18	7,579,000	15,467
Platinum	228	01/29/19	9,117,720	(346,569)
5 Year U.S. Treasury Notes	965	03/29/19	109,007,305	203,272
10 Year German Euro-Bund	67	03/07/19	12,319,673	16,583
10 Year U.S. Treasury Notes	92	03/20/19	10,989,687	30,017

Total				$(8,977,552)

Short position contracts:
Brent Crude	(814)	04/30/19	(48,791,160)	3,734,403
Canada 10 Year Government Bonds	(409)	03/20/19	(41,030,828)	(225,929)
Crude Oil	(962)	12/19/18	(48,994,660)	5,912,195
Eurodollars	(1,770)	03/16/20	(429,158,625)	366,269
S&P 500 E-Mini Index	(132)	12/21/18	(18,204,780)	1,079,899
Ultra Long U.S. Treasury Bonds	(164)	03/20/19	(24,994,625)	(44,476)

Total				$10,822,361

TOTAL FUTURES CONTRACTS				$1,844,809

SWAP CONTRACTS — At November 30, 2018, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund		Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M LIBOR(b)	2.900	%(c)	04/13/23		$103,622	$(117,860)	$938	$(118,797)
0.900%(d)	6M EURO	(c)	04/13/23	EUR	76,529	(657,092)	854	(657,947)
3M LIBOR(b)	3.066	(c)	11/17/23		$134,188	254,743	1,214	253,528
0.750(d)	6M EURO	(c)	11/17/23	EUR	113,012	(125,177)	1,168	(126,345)
6M EURO(c)	1.568	(d)	04/13/31	EUR	16,182	345,684	280	345,405
2.965(c)	3M LIBOR	(b)	04/13/31		$22,840	297,980	320	297,660
6M EURO(c)	1.510	(d)	11/17/31	EUR	23,744	85,843	379	85,464
3.269(c)	3M LIBOR	(b)	11/17/31		$30,592	(306,110)	428	(306,538)

TOTAL						$(221,989)	$5,581	$(227,570)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to November 30, 2018.
(b)	Payments made quarterly.
(c)	Payments made semi-annually.
(d)	Payments made annually.

GOLDMAN SACHS TACTICAL EXPOSURE FUND

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund (a)	Credit Spread at November 30, 2018(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
CDX.NA.IG Index 31	(1.000)%	0.753%	12/20/23	$112,870	$(1,508,476)	$(1,829,451)	$320,975
Protection Sold:
CDX.NA.HY Index 31	5.000	3.925	12/20/23	72,770	3,961,331	3,859,024	102,307

TOTAL					$2,452,855	$2,029,573	$423,282

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

PURCHASED OPTIONS CONTRACTS — At November 30, 2018, the Fund had the following written and purchased options:

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
Put USD/Call EUR	MS & Co. Int. PLC	0.87	01/16/2019	58,970,000	$58,970,000	$227,329	$227,329	$—

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
iShares MSCI Emerging Markets ETF	MS & Co. Int. PLC	41.89	01/16/2019	770,782	$770,782	$528,528	$653,546	$(125,018)
iShares MSCI Emerging Markets ETF	JPMorgan Securities, Inc.	41.89	01/16/2019	759,195	759,195	520,582	283,787	236,795

TOTAL				1,529,977		$1,049,110	$937,333	$111,777

Abbreviations:
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
CDX.NA.IG Index 31	— CDX North America Investment Grade Index 31
CDX.NA.HY Index 31	— CDX North America High Yield Index 31

GOLDMAN SACHS TACTICAL EXPOSURE FUND

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Basis of Consolidation for Goldman Sachs Tactical Exposure Fund — The Cayman Commodity – TEX, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on June 27, 2017 and is currently a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund to enable the Fund to gain exposure to certain types of commodity-linked derivative instruments. The Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of September 6, 2017, and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. Under the Memorandum and Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation. As of November 30, 2018, the Fund net assets were $ 294,042,881 of which, $11,457,843, or 3.9%, represented the Subsidiary’s net assets.

INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share of the Institutional Share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

GOLDMAN SACHS TACTICAL EXPOSURE FUND

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price on short positions on the exchange where they are principally traded. Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, the Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments.

Options — When the Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by the Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

Swap Contracts — Bilateral swap contracts are agreements in which the Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between the Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”)(“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, the Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

GOLDMAN SACHS TACTICAL EXPOSURE FUND

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments. GSAM did not develop the unobservable inputs for the valuation of Level 3 Assets and Liabilities.

Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of November 30, 2018:

Investment Type	Level 1	Level 2	Level 3
Assets
Exchange Traded Funds	$25,662,822	$—	$—
Investment Companies	249,579,734	—	—
Total	$275,242,556	$—	$—

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$3,577,223	$—
Futures Contracts	11,438,452	—	—
Interest Rate Swap Contracts	—	982,057	—
Credit Default Swap Contracts	—	423,282	—
Options Purchased	—	1,276,439	—
Total	$11,438,452	$6,259,001	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(3,007,975)	$—
Futures Contracts	(9,593,643)	—	—
Interest Rate Swap Contracts	—	(1,209,627)	—
Total	$(9,593,643)	$(4,217,602)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedule of Investments.

The Fund’s risks include, but are not limited to, the following:

Derivatives Risk — The Fund’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign [and Emerging] Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Geographic Risk — If the Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an [exchange-traded fund (“ETF”)], the Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

GOLDMAN SACHS TACTICAL EXPOSURE FUND

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Sector Risk — To the extent the Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

Tax Risk — The Fund will seek to gain exposure to the commodity markets primarily through investments in the Subsidiaries and/or commodity index-linked structured notes, as applicable. Historically, the Internal Revenue Service (“IRS”) issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. However, the Fund has not received a PLR, and is not able to rely on PLRs issued to other taxpayers. Additionally, the IRS has suspended the granting of such PLRs, pending review of its position on this matter. The IRS also recently issued proposed regulations that, if finalized, would generally treat the Fund’s income inclusion with respect to a subsidiary as qualifying income only if there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion. The proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days after the regulations are published as final.

The IRS also recently issued a revenue procedure, which states that the IRS will not in the future issue PLRs that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Investment Company Act of 1940. The Fund has obtained an opinion of counsel that the Portfolio’s income from such investments should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that the fund’s income from such investments was not “qualifying income,” in which case the Fund would fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income were derived from these investments. If the Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates. This would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments

November 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – 1.6%
Energy - Exploration & Production(a)(b)(c) – 0.0%
Berry Petroleum Co. LLC
$1,200,000	6.750%		11/01/20	$ —
18,124,000	6.375		09/15/22	—

				—

Gas(c) – 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.
1,250,000	5.875		08/20/26	1,165,625

Oil Field Services – 1.2%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.(c)
750,000	7.875		12/15/24	534,375
Antero Resources Corp.(c)
375,000	5.125		12/01/22	367,500
California Resources Corp.(c)
800,000	8.000	(d)	12/15/22	610,000
188,000	6.000		11/15/24	136,300
Chesapeake Energy Corp.
2,250,000	5.750		03/15/23	2,081,250
725,000	8.000	(c)	01/15/25	699,625
CrownRock LP/CrownRock Finance, Inc.(c)(d)
2,600,000	5.625		10/15/25	2,431,000
CVR Refining LLC/Coffeyville Finance, Inc.(c)
2,350,000	6.500		11/01/22	2,326,500
Denbury Resources, Inc.(c)(d)
1,000,000	9.000		05/15/21	997,500
Diamond Offshore Drilling, Inc.(c)
800,000	7.875		08/15/25	716,000
Diamondback Energy, Inc.(c)
600,000	5.375		05/31/25	594,000
Endeavor Energy Resources LP/EER Finance, Inc.(c)(d)
650,000	5.750		01/30/28	667,875
Ensco PLC(c)
1,400,000	7.750		02/01/26	1,155,000
EP Energy LLC/Everest Acquisition Finance, Inc.(c)(d)
1,000,000	9.375		05/01/24	540,000
450,000	7.750		05/15/26	433,125
Exterran Energy Solutions LP/EES Finance Corp.(c)
1,400,000	8.125		05/01/25	1,389,500
Gulfport Energy Corp.(c)
1,975,000	6.000		10/15/24	1,807,125
Halcon Resources Corp.(c)
2,300,000	6.750		02/15/25	1,759,500
Jagged Peak Energy LLC(c)(d)
900,000	5.875		05/01/26	868,500
Laredo Petroleum, Inc.(c)
1,700,000	5.625		01/15/22	1,598,000
Matador Resources Co.(c)(d)
1,225,000	5.875		09/15/26	1,166,812
MEG Energy Corp.(c)(d)
1,500,000	7.000		03/31/24	1,402,500
275,000	6.500		01/15/25	281,188

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Oil Field Services – (continued)
Nabors Industries, Inc.(c)
$930,000	5.500%		01/15/23	$ 816,075
Noble Holding International Ltd.(c)
1,000,000	7.750		01/15/24	868,750
800,000	7.875	(d)	02/01/26	748,000
Oasis Petroleum, Inc.(c)
1,200,000	6.875		03/15/22	1,185,000
Parsley Energy LLC/Parsley Finance Corp.(c)(d)
2,250,000	5.625		10/15/27	2,137,500
Precision Drilling Corp.(c)
313,965	6.500		12/15/21	311,611
375,000	7.750		12/15/23	373,125
QEP Resources, Inc.(c)
2,235,000	5.625		03/01/26	2,039,437
Range Resources Corp.(c)
1,100,000	5.000		08/15/22	1,042,250
450,000	4.875		05/15/25	407,250
Rowan Cos., Inc.(c)
200,000	4.875		06/01/22	179,500
670,000	7.375		06/15/25	598,813
SESI LLC(c)
1,000,000	7.750		09/15/24	892,500
SM Energy Co.(c)
650,000	5.000		01/15/24	601,250
500,000	6.750		09/15/26	480,000
950,000	6.625		01/15/27	907,250
Transocean, Inc.
1,250,000	9.000	(c)(d)	07/15/23	1,278,125
500,000	7.500		04/15/31	407,500
1,900,000	6.800		03/15/38	1,368,000
Trinidad Drilling Ltd.(c)(d)
1,400,000	6.625		02/15/25	1,408,750
USA Compression Partners LP/USA Compression Finance Corp.(c)(d)
850,000	6.875		04/01/26	826,625
Weatherford International Ltd.
1,625,000	7.750	(c)	06/15/21	1,332,500
1,425,000	6.500		08/01/36	790,875
Whiting Petroleum Corp.(c)
500,000	6.625		01/15/26	481,250
WPX Energy, Inc.(c)
500,000	8.250		08/01/23	543,750
1,500,000	5.750		06/01/26	1,440,000

				48,028,861

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Pipelines – 0.4%
Blue Racer Midstream LLC/Blue Racer Finance Corp.(c)(d)
$1,400,000	6.125%		11/15/22	$ 1,389,500
Cheniere Corpus Christi Holdings LLC(c)
1,250,000	7.000		06/30/24	1,346,875
1,100,000	5.125		06/30/27	1,064,250
Cheniere Energy Partners LP(c)
2,135,000	5.250		10/01/25	2,078,956
CNX Midstream Partners LP/CNX Midstream Finance Corp.(c)(d)
1,300,000	6.500		03/15/26	1,248,000
DCP Midstream Operating LP(d)
1,000,000	5.350		03/15/20	1,007,500
Energy Transfer LP
1,125,000	7.500		10/15/20	1,181,250
750,000	5.875	(c)	01/15/24	770,625
Genesis Energy LP/Genesis Energy Finance Corp.(c)
2,000,000	6.000		05/15/23	1,880,000
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.(c)
850,000	5.750		04/15/25	803,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp.(c)
2,000,000	5.250		05/01/23	1,990,000
500,000	5.000		01/15/28	460,625

				15,220,831

TOTAL CORPORATE OBLIGATIONS (Cost $66,831,179)				$ 64,415,317

Shares	Description			Value
Common Stocks(e) – 0.4%
Oil, Gas & Consumable Fuels – 0.4%
1,357,134	Berry Petroleum Corp.			$ 15,186,601
200,259	Blue Ridge Mountain Resources, Inc.(b)			951,230

TOTAL COMMON STOCKS (Cost $16,044,028)				$ 16,137,831

Exchange Traded Funds(f) – 8.0%
26,894,527	Alerian MLP ETF			$ 256,842,733
1,669,602	SPDR S&P Bank ETF			74,030,153

TOTAL EXCHANGE TRADED FUNDS (Cost $344,575,001)				$ 330,872,886

Shares	Dividend Rate			Value
Investment Companies(g) – 30.2%
Goldman Sachs Financial Square Government Fund - Institutional Shares
1,113,017,758	2.131%			$1,113,017,758
Goldman Sachs MLP Energy Infrastructure Fund - Class R6 Shares
19,894,362	13.350			130,308,071

TOTAL INVESTMENT COMPANIES (Cost $1,250,704,158)				$1,243,325,829

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $1,678,154,366)				$1,654,751,863

Principal Amount	Interest Rate		Maturity Date	Value
Short-term Investments – 56.0%
Certificates of Deposit – 42.7%
Alpine Securitization LLC(d)
$11,000,000	2.380%		01/07/19	$ 10,999,333
ASB Finance Ltd.(d)(h)
	(1M USD LIBOR + 0.310%)
23,000,000	2.647		06/28/19	22,998,074
AT&T, Inc.(d)(i)
13,900,000	0.000		12/06/18	13,894,369
9,900,000	0.000		05/28/19	9,750,455
10,000,000	0.000		06/05/19	9,842,141
Atlantic Asset Securitization LLC(d)(i)
11,000,000	0.000		01/10/19	10,968,543
8,000,000	0.000		02/11/19	7,956,362
Australia & New Zealand Banking Group Ltd.(d)(i)
25,000,000	0.000		01/11/19	24,932,392
11,000,000	0.000		01/31/19	10,953,264
AutoZone, Inc.(d)(i)
13,350,000	0.000		01/07/19	13,313,094
Banco Del Estado De Chile(h)
	(3M USD LIBOR + 0.070%)
20,000,000	2.441		03/21/19	19,998,953
	(3M USD LIBOR + 0.080%)
4,000,000	2.461		12/27/18	4,000,282
Banco Santander SA
11,000,000	0.000	(i)	01/14/19	10,966,656
	(3M USD LIBOR + 0.350%)
15,000,000	3.043	(h)	06/13/19	14,994,720
Bank of China Ltd.(i)
10,000,000	0.000		01/22/19	9,961,987
5,000,000	0.000		02/01/19	4,976,699
11,704,000	0.000		02/25/19	11,623,474
4,000,000	0.000		05/10/19	3,945,421

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Short-term Investments – (continued)
Certificates of Deposit – (continued)
Bank of Montreal(h)
	(1M USD LIBOR + 0.250%)
$11,000,000	2.564%		01/11/19	$ 11,003,402
	(3M USD LIBOR + 0.210%)
20,000,000	2.751		11/01/19	19,998,065
	(SOFR + 0.440%)
10,000,000	2.620		05/09/19	9,997,841
Bank of Nova Scotia(h)
	(3M USD LIBOR + 0.200%)
11,000,000	2.523		03/06/19	11,001,775
	(3M USD LIBOR + 0.280%)
23,000,000	2.618		03/20/19	23,010,659
Barclays Bank PLC(h)
	(3M USD LIBOR + 0.250%)
11,000,000	2.927		02/22/19	11,003,581
Bayerische Landesbank
33,650,000	0.000	(i)	01/07/19	33,562,871
	(3M USD LIBOR + 0.250%)
17,000,000	2.670	(h)	01/11/19	17,006,702
Bedford Row Funding Corp.(d)
15,000,000	0.000	(i)	04/25/19	14,827,902
5,000,000	0.000	(i)	10/16/19	4,863,867
6,000,000	0.000	(i)	10/18/19	5,835,512
	(3M USD LIBOR + 0.060%)
10,000,000	2.394	(h)	12/17/18	9,999,903
	(3M USD LIBOR + 0.100%)
6,250,000	2.526	(h)	07/15/19	6,247,271
Bell Canada, Inc.(d)(i)
3,500,000	0.000		01/22/19	3,486,247
BNP Paribas SA(h)
	(3M USD LIBOR + 0.140%)
8,550,000	2.472		06/14/19	8,549,547
BNZ International Funding Ltd.(d)(h)
	(1M USD LIBOR + 0.280%)
9,750,000	2.590		05/15/19	9,751,026
	(3M USD LIBOR + 0.200%)
600,000	2.636		04/16/19	600,128
	(3M USD LIBOR + 0.250%)
20,651,000	2.587		04/05/19	20,658,497
Cafco LLC(d)(i)
2,550,000	0.000		12/18/18	2,546,991
Canadian Imperial Bank of Commerce(h)
	(1M USD LIBOR + 0.350%)
9,700,000	2.668		11/05/19	9,699,119
	(3M USD LIBOR + 0.320%)
23,000,000	2.728		07/05/19	23,022,693
Cancara Asset Securitisation LLC(i)
7,000,000	0.000		04/30/19	6,915,675
6,000,000	0.000		05/09/19	5,922,933
3,377,000	0.000		05/28/19	3,327,835
15,000,000	0.000		06/03/19	14,773,760

Principal Amount	Interest Rate		Maturity Date	Value
Short-term Investments – (continued)
Certificates of Deposit – (continued)
Chariot Funding LLC(d)(i)
$10,000,000	0.000%		05/02/19	$ 9,876,453
24,000,000	0.000		07/12/19	23,551,403
Charta LLC(d)(i)
2,000,000	0.000		12/14/18	1,998,207
25,000,000	0.000		02/14/19	24,858,397
Cnpc Finance HK Ltd.(d)(i)
5,000,000	0.000		12/03/18	4,998,998
Collateralized Commercial Paper Co. LLC(h)
	(1M USD LIBOR + 0.280%)
11,000,000	2.372		03/01/19	11,004,795
Collateralized Commercial Paper II Co. LLC(d)
3,268,000	0.000	(i)	11/25/19	3,163,359
	(1M USD LIBOR + 0.270%)
2,000,000	2.349	(h)	01/07/19	2,000,361
	(3M USD LIBOR + 0.070%)
2,000,000	2.407	(h)	01/07/19	1,999,977
Commonwealth Bank of Australia(d)(h)
	(1M USD LIBOR + 0.230%)
270,000	1.702		12/07/18	270,016
	(1M USD LIBOR + 0.260%)
5,000,000	2.540		12/21/18	5,000,850
Cooperatieve Rabobank UA(h)
	(1M USD LIBOR + 0.190%)
14,800,000	2.493		04/18/19	14,797,802
	(1M USD LIBOR + 0.280%)
11,000,000	2.575		05/29/19	11,000,529
	(3M USD LIBOR + 0.200%)
15,000,000	2.534		03/12/19	15,006,049
CRC Funding LLC(d)(i)
2,550,000	0.000		01/08/19	2,543,265
20,000,000	0.000		02/21/19	19,873,932
Credit Industriel ET Commercial NY(h)
	(3M USD LIBOR + 0.040%)
10,000,000	2.425		03/20/19	10,000,014
Credit Suisse AG(h)
	(1M USD LIBOR + 0.350%)
11,000,000	2.660		01/16/19	11,004,929
	(3M USD LIBOR + 0.320%)
11,000,000	2.647		03/08/19	11,006,546
	(3M USD LIBOR + 0.340%)
18,000,000	2.748		04/09/19	18,014,241
DBS Bank Ltd.(d)(i)
25,000,000	0.000		01/11/19	24,928,658
DZ Bank AG(d)(i)
23,000,000	0.000		02/20/19	22,867,823
Electricite De France SA(d)(i)
22,500,000	0.000		01/17/19	22,420,320
5,000,000	0.000		01/30/19	4,976,744

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Short-term Investments – (continued)
Certificates of Deposit – (continued)
Export Development Canada(i)
$6,655,000	0.000%		02/19/19	$ 6,617,790
Fairway Finance Co. LLC(d)(i)
7,775,000	0.000		01/16/19	7,749,633
23,000,000	0.000		02/11/19	22,876,967
Federation des Caisses Desjardins du Quebec(d)
11,000,000	0.000	(i)	12/04/18	10,997,299
	(1M USD LIBOR + 0.270%)
20,550,000	2.368	(h)	03/26/19	20,555,967
17,900,000	0.000	(i)	12/28/18	17,861,784
HSBC Bank PLC(d)(h)
	(3M USD LIBOR + 0.230%)
7,100,000	2.561		04/10/19	7,102,186
HSBC Bank USA NA(h)
	(3M USD LIBOR + 0.080%)
14,950,000	2.505		07/12/19	14,942,676
	(3M USD LIBOR + 0.090%)
25,000,000	2.598		04/26/19	24,994,024
ING (U.S.) Funding LLC(h)
	(1M USD LIBOR + 0.270%)
11,000,000	2.353		03/08/19	11,004,238
	(3M USD LIBOR + 0.040%)
20,000,000	2.378		12/20/18	19,999,947
	(3M USD LIBOR + 0.110%)
6,000,000	2.448		05/10/19	5,999,717
Macquarie Bank Ltd.(d)(h)
	(1M USD LIBOR + 0.180%)
8,700,000	2.290		03/06/19	8,697,271
Matchpoint Finance PLC(d)(i)
10,000,000	0.000		12/11/18	9,992,789
Mizuho Bank Ltd.(h)
	(1M USD LIBOR + 0.150%)
22,500,000	2.457		12/14/18	22,501,803
	(1M USD LIBOR + 0.190%)
11,000,000	2.505		03/25/19	11,000,446
	(1M USD LIBOR + 0.200%)
2,700,000	2.514		03/05/19	2,700,574
	(3M USD LIBOR + 0.100%)
11,000,000	2.498		04/03/19	10,998,843
MUFG Bank Ltd.(h)
	(3M USD LIBOR + 0.650%)
9,000,000	3.327		02/22/19	9,009,080
National Australia Bank Ltd.(d)(i)
15,000,000	0.000		02/07/19	14,927,464
National Bank of Canada(h)
	(3M USD LIBOR + 0.230%)
22,000,000	2.675		04/18/19	22,007,200
Natixis SA(h)
	(1M USD LIBOR + 0.250%)
22,000,000	2.564		12/10/18	22,001,999
	(3M USD LIBOR + 0.160%)
3,950,000	2.813		05/20/19	3,949,652
	(3M USD LIBOR + 0.180%)
11,000,000	2.847		06/06/19	10,999,809

Principal Amount	Interest Rate		Maturity Date	Value
Short-term Investments – (continued)
Certificates of Deposit – (continued)
Nordea Bank AB(h)
	(3M USD LIBOR + 0.200%)
$27,000,000	2.534%		03/15/19	$ 27,009,702
	(3M USD LIBOR + 0.270%)
11,000,000	2.715		10/18/19	11,012,316
Oversea-Chinese Banking Corp. Ltd.
20,100,000	0.000	(d)(i)	04/17/19	19,883,489
	(1M USD LIBOR + 0.150%)
11,000,000	2.468	(h)	03/06/19	11,000,814
	(1M USD LIBOR + 0.250%)
11,000,000	2.296	(d)(h)	01/10/19	11,002,302
Ridgefield Funding Co. LLC(d)(i)
6,000,000	0.000		12/10/18	5,996,205
10,000,000	0.000		01/15/19	9,968,132
Schlumberger Holdings Corp.(d)(i)
10,000,000	0.000		03/06/19	9,923,573
11,000,000	0.000		03/07/19	10,915,025
Sheffield Receivables Corp.(d)(i)
12,258,000	0.000		12/17/18	12,244,669
Skandinaviska Enskilda Banken AB(h)
	(1M USD LIBOR + 0.240%)
22,000,000	2.562		12/27/18	22,004,586
Societe Generale SA
15,000,000	2.840	(d)	08/02/19	14,708,025
	(1M USD LIBOR + 0.270%)
12,000,000	2.557	(h)	12/03/18	12,000,364
	(3M USD LIBOR + 0.200%)
11,000,000	2.877	(h)	08/21/19	10,999,175
Standard Chartered Bank(h)
	(3M USD LIBOR + 0.060%)
25,000,000	2.446		03/21/19	24,995,618
	(3M USD LIBOR + 0.150%)
3,900,000	2.558		10/03/19	3,896,457
	(3M USD LIBOR + 0.220%)
13,500,000	2.849		05/16/19	13,500,541
	(3M USD LIBOR + 0.310%)
4,000,000	2.851		10/31/19	3,999,609
Sumitomo Mitsui Banking Corp.
15,000,000	0.000	(d)(i)	01/31/19	14,936,786
6,000,000	0.000	(d)(i)	02/22/19	5,963,068
	(3M USD LIBOR + 0.100%)
15,000,000	2.525	(h)	04/12/19	14,998,833
Sumitomo Mitsui Trust Bank Ltd.(h)
	(1M USD LIBOR + 0.130%)
3,000,000	2.446		12/07/18	3,000,124
	(3M USD LIBOR + 0.100%)
15,000,000	2.536		04/15/19	14,998,808
Sumitomo Trust & Banking Corp.(h)
	(3M USD LIBOR + 0.200%)
22,000,000	2.608		07/09/19	22,001,152

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – (continued)
Certificates of Deposit – (continued)
Suncor Energy, Inc.(d)(i)
$9,300,000	0.000%	12/03/18	$ 9,298,132
7,050,000	0.000	12/20/18	7,040,110
9,300,000	0.000	03/04/19	9,229,475
Svenska Handelsbanken AB(h)
	(1M USD LIBOR + 0.150%)
25,000,000	2.464	04/05/19	24,996,383
	(1M USD LIBOR + 0.220%)
23,000,000	2.535	01/25/19	23,003,504
Swedbank AB(h)
	(1M USD LIBOR + 0.200%)
22,000,000	2.514	02/11/19	22,005,985
	(1M USD LIBOR + 0.200%)
5,000,000	2.514	02/12/19	5,001,371
	(1M USD LIBOR + 0.290%)
15,000,000	2.605	07/25/19	14,999,041
The Toronto-Dominion Bank(d)(i)
7,250,000	0.000	10/18/19	7,051,243
Thunder Bay Funding LLC(d)(i)
25,500,000	0.000	01/15/19	25,419,356
Toronto-Dominion Bank(h)
	(3M USD LIBOR + 0.170%)
30,000,000	2.619	04/17/19	30,008,647
Toyota Motor Finance Netherlands BV(h)
	(3M USD LIBOR + 0.090%)
25,843,000	2.420	03/18/19	25,845,885
UBS AG(d)(h)
	(3M USD LIBOR + 0.210%)
20,500,000	2.531	06/04/19	20,505,070
	(3M USD LIBOR + 0.330%)
10,000,000	2.667	04/04/19	10,006,935
United Overseas Bank Ltd.(d)(i)
20,000,000	0.000	01/11/19	19,943,673
11,000,000	0.000	02/15/19	10,938,428
15,000,000	0.000	03/12/19	14,883,295
US Bank NA(j)
11,000,000	2.517	05/24/19	11,001,881
Victory Receivables(d)(i)
12,250,000	0.000	01/17/19	12,209,395
Wells Fargo Bank NA(h)
	(1M USD LIBOR + 0.300%)
15,000,000	2.615	07/23/19	14,999,046
	(3M USD LIBOR + 0.250%)
15,000,000	2.658	04/05/19	15,007,981
Westpac Banking Corp.(d)(h)
	(3M USD LIBOR + 0.180%)
10,000,000	2.762	10/31/19	9,999,043

			1,754,696,099

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – (continued)
Commercial Paper – 13.3%
Citibank NA
$25,000,000	2.370%	01/15/19	$ 24,997,601
Credit Agricole SA
9,750,000	3.070	11/19/19	9,749,732
Dexia Credit Local SA
22,000,000	2.410	12/07/18	21,990,717
11,000,000	2.570	05/07/19	10,871,340
Industrial & Commercial Bank of China Ltd.(i)
15,000,000	0.000	12/20/18	14,980,392
5,000,000	0.000	02/15/19	4,970,162
Jupiter Securitization Co. LLC(i)
23,000,000	0.000	04/03/19	22,778,891
KBC Bank NV
20,000,000	2.400	01/14/19	20,001,196
Keurig Dr Pepper, Inc.(i)
5,000,000	0.000	12/07/18	4,997,628
La Fayette Asset Securitiization(i)
7,000,000	0.000	01/10/19	6,980,476
10,000,000	0.000	02/07/19	9,950,090
8,600,000	0.000	06/03/19	8,470,289
Landesbank Baden-Wuerttemberg(i)
25,925,000	0.000	01/16/19	25,841,060
Liberty Funding LLC(i)
20,000,000	0.000	01/11/19	19,942,740
Lloyds Bank Corporate
10,000,000	3.000	07/29/19	10,000,265
LMA SA LMA Americas(i)
5,975,000	0.000	12/10/18	5,971,199
10,000,000	0.000	01/09/19	9,972,634
17,100,000	0.000	03/22/19	16,950,880
7,000,000	0.000	04/08/19	6,929,315
Macquarie Bank Ltd.(i)
11,000,000	0.000	02/08/19	10,943,255
15,000,000	0.000	02/11/19	14,918,635
Manhattan Asset Funding(i)
6,450,000	0.000	01/09/19	6,432,492
10,000,000	0.000	01/25/19	9,959,976

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

November 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – (continued)
Commercial Paper – (continued)
Matchpoint Finance PLC(i)
$15,000,000	0.000%	01/03/19	$ 14,964,711
2,500,000	0.000	01/09/19	2,492,992
11,000,000	0.000	02/12/19	10,938,633
6,000,000	0.000	05/13/19	5,918,738
Metlife Short Term Funding(i)
3,477,000	0.000	01/23/19	3,464,097
11,159,000	0.000	01/24/19	11,116,720
Mizuho Bank Ltd.(i)
5,000,000	0.000	02/26/19	4,966,206
Mondelez International, Inc.(i)
15,000,000	0.000	01/22/19	14,940,574
11,800,000	0.000	01/30/19	11,745,115
National Bank of Kuwait SAKP
11,000,000	3.000	04/01/19	10,999,539
17,000,000	3.000	04/24/19	16,997,085
Nationwide Building Society(i)
25,000,000	0.000	02/06/19	24,876,892
25,900,000	0.000	02/12/19	25,766,743
Nieuw Amsterdam Receivables Corp.(i)
11,000,000	0.000	01/08/19	10,969,922
11,000,000	0.000	01/10/19	10,968,317
15,000,000	0.000	01/25/19	14,939,357
NRW Bank(i)
11,000,000	0.000	02/06/19	10,945,604
Standard Chartered Bank
4,000,000	3.190	10/31/19	4,002,133
Sumitomo Mitsui Banking Corp.
15,000,000	2.510	03/01/19	14,992,356
VW Credit, Inc.(i)
10,000,000	0.000	01/07/19	9,972,355
4,600,000	0.000	01/08/19	4,586,939
8,350,000	0.000	03/20/19	8,275,831

			547,441,824

TOTAL SHORT-TERM INVESTMENTS (Cost $2,302,287,645)			$2,302,137,923

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT (Cost $3,980,442,011)			$3,956,889,786

Shares	Dividend Rate	Value
Securities Lending Reinvestment Vehicle(g) – 4.8%
Goldman Sachs Financial Square Government Fund - Institutional Shares
195,840,800	2.131%	$ 195,840,800
(Cost $195,840,800)

TOTAL INVESTMENTS – 101.0% (Cost $4,176,282,811)		$4,152,730,586

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.0)%		(40,636,681)

NET ASSETS – 100.0%		$4,112,093,905

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(b)	Security is currently in default and/or non-income producing.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $784,161,639, which represents approximately 19.1% of the Portfolio’s net assets as of November 30, 2018. The liquidity determination is unaudited.

(e)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered and the registration statement is effective. Disposal of these securities may involve time consuming negotiations and prompt sale at an acceptable price may be difficult. Total market value of restricted securities amounts to $16,137,831, which represents approximately 0.4% of the Portfolio’s net assets as of November 30, 2018.

Restricted Security	Acquisition Date	Cost
Berry Petroleum Corp.	2/27/2017 - 3/1/2017	$14,045,778
Blue Ridge Mountain Resources, Inc.	5/6/2016 - 3/14/2017	1,998,250
		$16,044,028

(f)	All or a portion of security is on loan.

(g)	Represents an affiliated fund.

(h)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on November 30, 2018.

(i)	Issued with a zero coupon. Income is recognized through the accretion of discount.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

November 30, 2018 (Unaudited)

(j)	Rate shown is that which is in effect on November 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

Currency Abbreviations:
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
ETF	— Exchange Traded Fund
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

November 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At November 30, 2018, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	70,084,765	GBP	53,495,000	12/19/18	$1,837,329
	USD	421,412,002	JPY	46,671,000,000	12/19/18	9,460,669
	USD	11,343,386	ZAR	155,330,000	12/19/18	161,337
	ZAR	1,953,040,000	USD	124,420,799	12/19/18	16,176,569

TOTAL						$27,635,904

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	GBP	283,890,000	USD	369,353,097	12/19/18	$(7,174,112)
	JPY	1,871,000,000	USD	16,605,502	12/19/18	(90,729)

TOTAL						$(7,264,841)

FUTURES CONTRACTS — At November 30, 2018, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
IBEX 35 Index	1,774	12/21/18	$181,572,539	$(745,608)
FTSE/JSE Top 40 Index	3,915	12/20/18	126,816,762	(15,014,755)
S&P 500 E-Mini Index	3,897	12/21/18	537,454,755	(19,853,728)
STOXX 600 Banks Index	6,309	12/21/18	51,104,019	(3,355,534)
2 Year U.S. Treasury Notes	4,675	03/29/19	986,351,958	262,542
5 Year U.S. Treasury Notes	2,155	03/29/19	243,430,821	434,082
10 Year U.S. Treasury Notes	4,737	03/20/19	565,849,453	1,545,565

Total				$(36,727,436)

Short position contracts:
MSCI Emerging Markets Index	(1,532)	12/21/18	(76,569,360)	$2,593,599

TOTAL FUTURES CONTRACTS				$(34,133,837)

SWAP CONTRACTS — At November 30, 2018, the Portfolio had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Portfolio(a)	Credit Spread at November 30, 2018(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.HY Index 31	5.000%	3.925%	12/20/23	$132,650	$7,229,354	$9,306,831	$(2,077,477)

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

November 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid/(Received) by the Portfolio	Counterparty	Termination Date(c)	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

3M EURIBOR	0.050%(a)	Citibank NA	04/02/19	$528	$(1)
3M EURIBOR	(0.020)(a)	UBS AG (London)	04/02/19	302	(6,398,794)
JPGSVENK Index(d)	0.070(b)	JPMorgan Securities, Inc.	01/04/19	529,487	(4,610,184)

TOTAL					$(11,008,979)

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(a)	Payments made quarterly.
(b)	Payments made monthly.
(c)	The Portfolio pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
(d)	The top 50 components are shown below.

A basket (JPGSVENK) of common stocks

Common Stocks	Sector	Shares	Value	Weight

Deere & Co	Industrial	619	$95,818	2.08%
Hormel Foods Corp	Consumer, Non-Cyclical	2,030	91,513	1.99
Vulcan Materials Co	Industrial	862	91,126	1.98
International Paper Co	Basic Materials	1,925	88,929	1.93
Kraft Heinz Co/The	Consumer, Non-Cyclical	1,728	88,352	1.92
DowDuPont Inc	Basic Materials	1,519	87,860	1.91
Lennar Corp	Consumer, Cyclical	2,026	86,564	1.88
Morgan Stanley	Financial	1,908	84,701	1.84
Mattel Inc	Consumer, Cyclical	6,059	84,224	1.83
Cboe Global Markets Inc	Financial	781	84,061	1.82
MGM Resorts International	Consumer, Cyclical	3,112	83,912	1.82
Incyte Corp	Consumer, Non-Cyclical	1,301	83,568	1.81
Concho Resources Inc	Energy	622	81,020	1.76
Realty Income Corp	Financial	1,255	80,448	1.75
Eversource Energy	Utilities	1,156	78,991	1.71
NextEra Energy Inc	Utilities	427	77,679	1.68
Consolidated Edison Inc	Utilities	964	77,485	1.68
Duke Energy Corp	Utilities	870	77,087	1.67
Southern Co/The	Utilities	1,607	76,044	1.65
NiSource Inc	Utilities	2,827	74,681	1.62
General Electric Co	Industrial	9,438	70,784	1.54
Coty Inc	Consumer, Non-Cyclical	7,978	66,536	1.44
Fluor Corp	Industrial	1,436	58,768	1.27
Arconic Inc	Industrial	2,663	57,196	1.24
Newell Brands Inc	Consumer, Cyclical	2,309	54,019	1.17
EQT Corp	Energy	2,687	50,274	1.09
Mettler-Toledo International Inc	Industrial	77	49,156	1.07
Equitrans Midstream Corp	Energy	2,150	47,980	1.04
Gartner Inc	Consumer, Non-Cyclical	309	47,284	1.03
Caterpillar Inc	Industrial	349	47,282	1.03
Microchip Technology Inc	Technology	629	47,145	1.02
Martin Marietta Materials Inc	Industrial	247	47,115	1.02
Becton Dickinson and Co	Consumer, Non-Cyclical	186	47,034	1.02
People’s United Financial Inc	Financial	2,785	46,958	1.02
Rollins Inc	Consumer, Non-Cyclical	739	46,949	1.02
Stanley Black & Decker Inc	Industrial	353	46,171	1.00
Advanced Micro Devices Inc	Technology	2,167	46,158	1.00
State Street Corp	Financial	626	45,743	0.99
FedEx Corp	Industrial	198	45,291	0.98
Jefferies Financial Group Inc	Financial	2,064	45,098	0.98
Illumina Inc	Consumer, Non-Cyclical	134	45,095	0.98
FMC Corp	Basic Materials	545	45,081	0.98
Amazon.com Inc	Communications	26	44,487	0.96
Brown-Forman Corp	Consumer, Non-Cyclical	928	44,275	0.96
LKQ Corp	Consumer, Cyclical	1,579	43,949	0.95
Align Technology Inc	Consumer, Non-Cyclical	191	43,866	0.95
Williams Cos Inc/The	Energy	1,714	43,393	0.94
Brighthouse Financial Inc	Financial	1,071	43,132	0.94
ONEOK Inc	Energy	701	43,068	0.93
Wynn Resorts Ltd	Consumer, Cyclical	393	42,940	0.93

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

November 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

WRITTEN OPTION CONTRACTS — At November 30, 2018, the Portfolio had the following written options:

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Written option contracts
Puts
KBE Index	Citibank NA	$ 42.072	12/21/2018	(4,518,717)	$(4,518,717)	$(1,618,144)	$(7,376,354)	$5,758,210

Abbreviations:
MS & Co. Int. PLC — Morgan Stanley & Co. International PLC CDX.NA.HY.Index 31 — CDX North America High Yield Index 31

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

November 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Basis of Consolidation for Goldman Sachs Tactical Tilt Overlay Fund — The Cayman Commodity — TTIF, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on July 31, 2014 and is currently a wholly-owned subsidiary of the Portfolio. The Subsidiary acts as an investment vehicle for the Portfolio to enable the Portfolio to gain exposure to certain types of commodity-linked derivative instruments. The Portfolio is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of July 31, 2014, and it is intended that the Portfolio will remain the sole shareholder and will continue to control the Subsidiary. Under the Memorandum and Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation. As of November 30, 2018, the Portfolio’s net assets were $4,112,093,905, of which, $370,612,323, or 9.0%, represented the Subsidiary’s net assets.

Investment Valuation — The Portfolio’s valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Portfolio’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Portfolio, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolio’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

November 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Private Investments — Private investments may include, but are not limited to, investments in private equity or debt instruments. The investment manager estimates the fair value of private investments based upon various factors, including, but not limited to, transactions in similar instruments, completed or pending third-party transactions in underlying investments or comparable entities, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure, offerings in equity or debt capital markets, and changes in current and projected financial ratios or cash flows.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share of the Institutional Share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Portfolio invests in Underlying Funds that fluctuate in value, the Portfolio’s shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G8 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Portfolio enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which the Portfolio agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

November 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, the Portfolio deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Portfolio and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by the Portfolio, if any, is noted in the Schedule of Investments.

iii. Options — When the Portfolio writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by the Portfolio, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which the Portfolio and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between the Portfolio and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”)(“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, the Portfolio is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. The Portfolio’s investment in credit default swaps may involve greater risks than if the Portfolio had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If the Portfolio buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, the Portfolio, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. The Portfolio may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, the Portfolio generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Portfolio sells protection through a credit default swap, the Portfolio could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, the Portfolio, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. The Portfolio may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, the Portfolio is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Portfolio bought credit protection.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

November 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

A total return swap is an agreement that gives the Portfolio the right to receive the appreciation in the value of a specified security, basket of investment or indices, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, the Portfolio may also be required to pay the dollar value of that decline to the counterparty.

Securities Lending — The Portfolio may lend its securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Portfolio’s securities lending procedures, the Portfolio receives cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Portfolio, at its last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Portfolio on the next business day. As with other extensions of credit, the Portfolio may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Portfolio or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Portfolio invests the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% (prior to February 21, 2018, GSAM may have received a management fee upto 0.205%) on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Portfolio whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Portfolio by paying the Portfolio an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Portfolio’s loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral is at least equal to the value of the cash received. Both the Portfolio and BNYM received compensation relating to the lending of the Portfolio’s securities.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Portfolio’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Portfolio’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Portfolio’s investments and derivatives classified in the fair value hierarchy as of November 30, 2018:

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$64,415,317	$—
Common Stock and/or Other Equity Investments(a)
North America	—	16,137,831	—
Exchange Traded Funds	330,872,886	—	—
Investment Companies	1,243,325,829	—	—
Short-term Investments	—	2,302,137,923	—
Securities Lending Reinvestment Vehicle	195,840,800	—	—
Total	$1,770,039,515	$2,382,691,071	$—

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

November 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Type	Level 1	Level 2	Level 3
Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$27,635,904	$—
Futures Contracts	4,835,788	—	—
Total	$4,835,788	$27,635,904	$—
Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(7,264,841)	$—
Futures Contracts(b)	(38,969,625)	—	—
Credit Default Swap Contracts(b)	—	(2,077,477)	—
Total Return Swap Contracts(b)	—	(11,008,979)	—
Written option contracts	—	(1,618,144)	—
Total	$(38,969,625)	$(21,969,441)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Portfolio utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedule of Investments.

The Portfolio’s risks include, but are not limited to, the following:

Derivatives Risk — The Portfolio’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Portfolio. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Portfolio invests. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Portfolio has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Portfolio also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If the Portfolio invests in foreign securities may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Portfolio’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on the Portfolio’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If a Portfolio focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

November 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Portfolio will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates are heightened given that interest rates may have unpredictable effects on the markets and the Portfolio’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Portfolio.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), the Portfolio will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Portfolio. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Investments in the Underlying Funds Risk — The investments of a Portfolio are concentrated in the Underlying Funds, and the Portfolio’s investment performance is directly related to the investment performance of the Underlying Funds it holds. A Portfolio is subject to the risk factors associated with the investments of the Underlying Funds in direct proportion to the amount of assets allocated to each. A Portfolio that has a relative concentration of its portfolio in a single Underlying Fund may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments.

Large Shareholder Transactions Risk — The Portfolio may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Portfolio in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Portfolio. Such large shareholder redemptions may cause the Portfolio to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s expense ratio. Similarly, large Portfolio share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — The Portfolio may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Portfolio may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market and Credit Risks — In the normal course of business, the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.

Sector Risk — To the extent a Portfolio focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Portfolio may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

Tax Risk — The Portfolio will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and/or commodity index-linked structured notes, as applicable. Historically, the Internal Revenue Service (“IRS”) issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. However, the Portfolio has not received a PLR, and is not able to rely on PLRs issued to other taxpayers. Additionally, the IRS has suspended the granting of such PLRs, pending review of its position on this matter. The IRS also recently issued proposed regulations that, if finalized, would generally treat the Portfolio’s income inclusion with respect to a subsidiary as qualifying income only if there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion. The proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days after the regulations are published as final.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

November 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The IRS also recently issued a revenue procedure, which states that the IRS will not in the future issue PLRs that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Investment Company Act of 1940. The Portfolio has obtained an opinion of counsel that the Portfolio’s income from such investments should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that the Portfolio’s income from such investments was not “qualifying income,” in which case the Portfolio would fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income were derived from these investments. If the Portfolio failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates. This would significantly adversely affect the returns to, and could cause substantial losses for, Portfolio shareholders.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Chief Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date January 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer
Date January 29, 2019

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date January 29, 2019

*	Print the name and title of each signing officer under his or her signature.